UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240 (Address of principal executive offices) (Zip code)

Paul Gallagher, Secretary of the registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240 (Name and address of agent for service)

Registrant's telephone number, including area code:	(202) 962-4600

Date of fiscal year end:	12/31/05

Date of reporting period:	09/30/05

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2005

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund
Money Market	1
Short-Term Bond	2
US Government Securities	6
Asset Allocation	8
Equity Income	15
Growth & Income	19
Growth	24
Aggressive Opportunities	30
International	36
Core Bond Index	41
500 Stock Index	54
Broad Market Index	61
Mid/Small Company Index	89
Overseas Equity Index	115
Savings Oriented	126
Conservative Growth	127
Traditional Growth	128
Long-Term Growth	129
All-Equity Growth	130
Milestone Retirement Income	131
Milestone 2010	132
Milestone 2015	133
Milestone 2020	134
Milestone 2025	135
Milestone 2030	136
Milestone 2035	137
Milestone 2040	138
Notes to the Schedules of Investments	139

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.6%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $138,034,737)	138,034,737	$138,034,737
TOTAL INVESTMENTS—99.6%
(Cost $138,034,737)		138,034,737
Other assets less liabilities—0.4%		520,180
NET ASSETS—100.0%		$138,554,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—25.0%
Automotive—0.6%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.750%	01/15/2008		$1,205,000	$1,199,290
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		1,640,000	1,602,547
				2,801,837
Banking—3.0%
Abbey National PLC (United Kingdom)
6.690%	10/17/2005		2,500,000	2,502,260
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		5,000,000	5,194,640
Citigroup, Inc., Global Senior Note
3.500%	02/01/2008		2,000,000	1,953,036
Household Finance Corporation, Note
6.400%	06/17/2008		6,000,000	6,262,554
				15,912,490
Beverages, Food & Tobacco—0.7%
Kellogg Co., Senior Note
2.875%	06/01/2008		2,860,000	2,730,688
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		625,000	664,062
				3,394,750
Chemicals—0.1%
Lyondell Chemical Co., Series A, Senior Secured Note
9.625%	05/01/2007		625,000	659,375
Commercial Services—0.3%
Allied Waste North America, Senior Note
8.500%	12/01/2008		620,000	649,450
Service Corp. International, Note
7.700%	04/15/2009		800,000	844,000
				1,493,450
Communications—0.1%
PanAmSat Corporation, Note
6.375%	01/15/2008		625,000	634,375
Computer Software & Processing—0.1%
Unisys Corp., Senior Note
6.875%	03/15/2010	†	620,000	601,400
Electric Utilities—0.1%
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		625,000	656,250
Financial Services—10.8%
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,123,582
Citicorp, Subordinated Note
7.125%	05/15/2006		2,326,000	2,362,055
Citicorp, Subordinated Note
6.375%	01/15/2006		3,430,000	3,447,946
General Electric Capital Corporation, Note
2.800%	01/15/2007		1,455,000	1,426,280
General Electric Capital Corporation, Note, (MTN)
4.250%	01/15/2008		2,790,000	2,774,697
General Electric Capital Corporation, Series A, Note (MTN)
4.125%	03/04/2008		3,280,000	3,249,988
General Electric Capital Corporation, Series A, Note (MTN)
3.450%	07/16/2007		1,270,000	1,245,067
Household Finance Corporation, Note
5.750%	01/30/2007		3,280,000	3,331,926
Hutchison Whampoa International 03/33, Ltd., Guaranteed Note, 144A (Cayman Islands)
5.450%	11/24/2010	♦	1,220,000	1,244,296
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008		3,680,000	3,632,300
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note
7.375%	09/01/2010		625,000	651,562
National Rural Utilities Cooperative Finance Corporation, Collateral Trust
6.000%	05/15/2006		3,350,000	3,382,592
Nomura Asset Securities Corporation
6.590%	03/15/2030		6,000,000	6,269,230
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	♦	2,750,000	2,763,755
SLM Corporation, Series A, Note (MTN)
5.625%	04/10/2007		3,300,000	3,352,031
TIAA Global Markets 144A
3.875%	01/22/2008	♦	6,000,000	5,901,384
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,529,398
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,547,145
				57,235,234
Forest Products & Paper—0.1%
Georgia-Pacific Corp., Note
7.500%	05/15/2006		625,000	635,156
Health Care Providers—0.1%
HCA, Inc., Note
5.250%	11/06/2008		625,000	617,142
Heavy Machinery—0.5%
John Deere Capital Corporation, Global Note
3.900%	01/15/2008		2,820,000	2,777,269
Home Construction, Furnishings & Appliances—0.1%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		625,000	667,465
Household Products—0.1%
Owens Brockway Glass Container, Inc., Senior Secured Note
8.875%	02/15/2009		625,000	659,375
Insurance—1.5%
Allstate Financial Global Funding, Secured Note 144A
5.250%	02/01/2007	♦	4,500,000	4,529,349
UnitedHealth Group, Inc., Note
3.375%	08/15/2007		3,180,000	3,113,640
				7,642,989
Lodging—0.1%
MGM Mirage, Senior Note
6.000%	10/01/2009		220,000	218,350
Media—Broadcasting & Publishing—1.4%
Echostar DBS Corporation, Note
5.750%	10/01/2008		625,000	619,531
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,389,811
Time Warner, Inc., Guaranteed Note
6.150%	05/01/2007		3,280,000	3,353,626
				7,362,968

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Retailers—0.4%
Fred Meyer, Inc., Note
7.450%	03/01/2008		$2,120,000	$2,236,375
Telephone Systems—4.8%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
4.125%	03/01/2009		1,200,000	1,170,445
AT&T Wireless Services, Inc., Note
7.500%	05/01/2007		2,970,000	3,100,888
BellSouth Corp., Note
4.200%	09/15/2009		2,300,000	2,257,436
GTE California, Inc., Series H, Note
7.650%	03/15/2007		3,250,000	3,372,577
Rogers Wireless Communications, Inc., Senior Secured Note (Canada)
6.995%	12/15/2010	#	625,000	654,688
Sprint Capital Corporation, Note
6.000%	01/15/2007		3,270,000	3,325,505
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,899,956
Verizon Global Funding Corporation, Senior Note
4.000%	01/15/2008		2,000,000	1,976,172
Verizon Wireless Capital LLC, Note
5.375%	12/15/2006		3,280,000	3,312,784
Vodafone Group PLC, Note (United Kingdom)
3.950%	01/30/2008		3,460,000	3,414,311
				25,484,762
Transportation—0.1%
Royal Caribbean Cruises, Ltd., Senior Note
7.000%	10/15/2007		310,000	321,625
TOTAL CORPORATE OBLIGATIONS
(Cost $133,565,638)				132,012,637

U.S. GOVERNMENT AGENCY OBLIGATIONS—12.1%
Mortgage Backed—10.7%
Federal Home Loan Mortgage Corporation
4.409%	10/01/2034		7,188,772	7,137,720
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		5,675,911	5,611,445
Federal Home Loan Mortgage Corporation, Series H010, Class A2
2.028%	04/15/2010		8,900,000	8,854,485
Federal National Mortgage Association
5.202%	10/01/2034		9,750,707	9,833,225
5.118%	09/01/2034		1,078,612	1,083,785
5.066%	09/01/2034		829,954	834,434
5.059%	10/01/2034		12,145,358	12,215,527
4.833%	10/01/2034		1,537,697	1,540,751
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		5,318,924	5,260,519
FHLMC, Series 2891, Class LN
4.250%	06/15/2024		4,440,058	4,401,038
				56,772,929
U.S. Government Agencies—1.4%
Federal Home Loan Bank
4.375%	10/03/2008		5,100,000	5,061,842
Federal Home Loan Mortgage Corporation
3.360%	10/19/2005		2,000,000	1,996,640
				7,058,482

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $64,131,018)				63,831,411

U.S. TREASURY OBLIGATIONS—29.6%
U.S. Treasury Bonds—2.4%
U.S. Treasury Bond
2.375%	08/15/2006		13,100,000	12,914,766
U.S. Treasury Notes—27.2%
U.S. Treasury Note
3.625%	06/30/2007		50,735,000	50,267,325
3.500%	05/31/2007		25,928,000	25,655,575
3.375%	02/15/2008-12/15/2008		37,126,000	36,327,751
3.000%	11/15/2007		5,950,000	5,812,412
2.875%	11/30/2006		5,000,000	4,929,885
2.500%	10/31/2006		21,150,000	20,795,589
				143,788,537
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $157,796,602)				156,703,303

SOVEREIGN DEBT OBLIGATIONS—0.6%
Government Issued—0.6%
Republic of South Africa (South Africa)
9.125%	05/19/2009		1,000,000	1,140,000
United Mexican States (Mexico)
10.375%	02/17/2009		1,900,000	2,224,900
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $3,410,261)				3,364,900

ASSET BACKED SECURITIES—16.8%
Automotive—8.1%
BMW Vehicle Owner Trust, Series 2003-A, Class A4
2.530%	02/25/2008		1,300,000	1,287,461
Capital Auto Receivables Asset Trust, Series 2002-5, Class A4
2.920%	04/15/2008		673,792	668,677
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		6,100,000	5,992,976
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3
2.080%	05/15/2008		6,245,563	6,174,664
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		6,010,000	5,890,115
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		1,000,000	988,496
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		2,400,000	2,373,717
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		6,860,000	6,712,681
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		2,040,000	1,997,029

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		$5,000,000	$4,847,314
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,866,408
				42,799,538
Credit Cards—4.8%
Bank One Issuance Trust, Series 2002-4, Class A
2.940%	06/16/2008		6,826,000	6,828,080
Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3
3.100%	03/10/2010		5,445,000	5,267,447
Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5
2.500%	04/07/2008		1,300,000	1,288,334
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1
2.550%	01/20/2009		1,000,000	975,989
Discover Card Master Trust I, Series 2000-9, Class A
6.350%	07/15/2008		1,125,000	1,132,623
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A
3.300%	07/15/2010		5,545,000	5,398,048
MBNA Credit Card Master Note Trust, Series 2005-5A, Class A5
3.768%	12/15/2010	#	2,500,000	2,501,193
MBNA Credit Card Master Note Trust, Series 2005-A7, Class A7
4.300%	02/15/2011	‡	1,000,000	993,594
MBNA Master Credit Card Trust, Series 2003-A11, Class A11
3.650%	03/15/2011		1,000,000	975,472
				25,360,780
Utilities—3.9%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		6,000,000	6,204,829
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		6,450,000	6,663,440
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		782,532	791,342
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		6,689,000	7,298,514
				20,958,125
TOTAL ASSET BACKED SECURITIES
(Cost $90,818,627)				89,118,443

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—11.0%
Mortgage Backed—11.0%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.214%	01/25/2035		6,126,238	6,080,051
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		3,100,000	2,995,795
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1
5.500%	10/25/2034		2,244,349	2,245,235
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
5.243%	02/25/2035		4,807,345	4,873,421
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1
4.907%	05/25/2034		2,996,344	3,028,100
CS First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		2,060,000	2,024,008
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
4.353%	06/10/2048		3,270,000	3,210,238
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%	10/25/2035	‡	6,000,000	5,926,800
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
3.970%	09/25/2034		4,487,434	4,470,016
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A2
3.624%	01/15/2029		5,500,000	5,296,539
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.749%	12/25/2034		5,077,508	5,040,602
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.051%	04/25/2034	#	1,070,330	1,040,687
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
5.384%	10/19/2034		2,154,660	2,180,863
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.331%	03/25/2044	#	1,468,773	1,424,113
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.591%	12/25/2034	#	3,331,012	3,298,036
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035		5,330,199	5,276,166
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $59,176,944)				58,410,670

CASH EQUIVALENTS—0.1%
Institutional Money Market Funds—0.0%
American Beacon Funds
3.682%	10/03/2005	††	7,515	7,515
BGI Institutional Fund
3.779%	10/03/2005	††	15,070	15,070
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	4,008	4,008
				26,593
Bank & Certificate Deposits/Offshore Time Deposits—0.1%
Bank of Montreal
3.790%	11/01/2005	††	15,030	15,030
Bank of Nova Scotia
3.770%	10/31/2005	††	17,535	17,535
Bank of Nova Scotia
3.660%	10/11/2005	††	15,637	15,637

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank of the West (The)
3.760%	10/28/2005	††	$5,010	$5,010
Barclays
3.710%	10/14/2005	††	8,518	8,518
Barclays
3.700%	10/14/2005	††	11,023	11,023
Barclays
3.615%	10/03/2005	††	12,350	12,350
Blue Ridge Asset
3.779%	10/20/2005	††	15,031	15,031
BNP Paribas
3.750%	10/28/2005	††	15,031	15,031
Citigroup
3.630%	10/31/2005	††	20,041	20,041
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	25,052	25,052
Fortis Bank
3.810%	10/07/2005	††	8,017	8,017
Fortis Bank
3.720%	10/18/2005	††	10,021	10,021
Grampian Funding LLC
3.763%	10/20/2005	††	12,526	12,526
Greyhawk Funding
3.742%	10/17/2005	††	7,432	7,432
Greyhawk Funding
3.660%	10/05/2005	††	7,516	7,516
Lloyds TSB Bank
3.760%	10/28/2005	††	7,516	7,516
Merrill Lynch & Company
3.928%	10/03/2005	††	40,969	40,969
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	10,021	10,021
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	7,516	7,516
Ranger Funding
3.752%	10/17/2005	††	10,021	10,021
Royal Bank of Canada
3.780%	10/06/2005	††	28,342	28,342
Royal Bank of Scotland
3.760%	11/01/2005	††	25,052	25,052
Sheffield Receivables Corporation
3.711%	10/13/2005	††	15,031	15,031
Societe Generale
3.780%	10/03/2005	††	25,052	25,052
Svenska Handlesbanken
3.875%	10/03/2005	††	23,672	23,672
Toronto Dominion Bank
3.680%	10/04/2005	††	7,516	7,516
UBS AG
3.750%	10/31/2005	††	10,021	10,021
Wachovia Bank NA
3.760%	10/25/2005	††	20,041	20,041
Wells Fargo
3.770%	10/19/2005	††	15,031	15,031
Yorktown Capital LLC
3.755%	10/05/2005	††	12,526	12,526
				464,097
Floating Rate Instruments/Master Notes—0.0%
Bank of America
3.770%	10/18/2005	††	10,021	10,021
Bank of America
3.770%	11/28/2005	††	18,388	18,388
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	15,599	15,599
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	10,021	10,021
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	10,021	10,021
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	17,481	17,481
Harris Trust & Savings Bank
3.795%	11/04/2005	††	5,010	5,010
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	6,012	6,012
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	17,536	17,536
Rabobank Nederland
3.940%	05/31/2006	††	12,526	12,526
				122,615
TOTAL CASH EQUIVALENTS
(Cost $613,305)				613,305

REPURCHASE AGREEMENTS—2.9%
IBT Repurchase Agreement dated 09/30/05 due 10/03/05, with a maturity value of $15,077,026 and an effective yield of 3.15% collateralized by the U.S. Government Agency Obligations with rates ranging from 6.13% to 6.88%, maturity dates ranging from 09/25/2015 to 11/25/2028 and an aggregate market value of $15,826,723.			15,073,069	15,073,069
TOTAL INVESTMENTS—98.1%
(Cost $524,585,464)				519,127,738
Other assets less liabilities—1.9%				9,902,295
NET ASSETS—100.0%				$529,030,033

Legend to the Schedule of Investments:

MTN	Medium Term Note
†	Denotes all or a portion of security on loan.
♦	Securities acquired pursuant to Rule 144A, representing 2.78% of Total Investments.
#	Rate is subject to change. Rate shown reflects current rate.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—44.7%
Mortgage Backed—5.2%
Federal Home Loan Mortgage Corporation
6.000%	10/01/2017		$254,842	$262,013
Federal Home Loan Mortgage Corporation TBA
6.000%	10/01/2020		2,000,000	2,054,376
Federal Home Loan Mortgage Corporation TBA
6.500%	10/01/2035		2,400,000	2,468,251
4.500%	10/01/2020		1,700,000	1,664,938
Federal National Mortgage Association
7.500%	01/01/2034		452,766	479,292
7.000%	02/01/2013		284,929	297,871
6.000%	10/01/2017-10/01/2020		884,568	909,780
				8,136,521
U.S. Government Agencies—39.5%
Federal Farm Credit Bank
3.750%	01/15/2009		1,050,000	1,027,770
3.000%	12/17/2007		700,000	681,625
Federal Home Loan Bank
5.750%	05/15/2012		350,000	372,592
4.500%	11/15/2012-09/16/2013		2,310,000	2,296,724
4.000%	03/10/2008		800,000	792,303
3.625%	01/15/2008		1,400,000	1,378,742
3.000%	04/15/2009		2,450,000	2,334,676
2.950%	09/14/2006		300,000	296,182
2.875%	02/15/2007		3,000,000	2,939,472
2.750%	03/14/2008		1,500,000	1,446,812
2.625%	10/16/2006-07/15/2008		5,500,000	5,342,838
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,507,439
6.250%	03/05/2012		250,000	256,038
6.000%	06/15/2011		900,000	965,533
5.750%	03/15/2009		1,700,000	1,769,433
5.500%	09/15/2011		600,000	628,703
5.125%	10/15/2008		1,300,000	1,326,438
5.000%	01/30/2014		400,000	397,564
4.875%	03/15/2007		2,000,000	2,014,948
4.750%	12/08/2010-10/11/2012		450,000	448,671
4.500%	01/15/2013-01/15/2014		1,500,000	1,491,067
4.125%	09/01/2009-02/24/2011		600,000	587,871
4.000%	06/12/2013		400,000	380,510
3.875%	01/12/2009		400,000	391,862
3.500%	09/15/2007- 04/01/2008		3,750,000	3,690,445
3.300%	09/14/2007		300,000	294,406
3.250%	11/02/2007-02/25/2008		1,300,000	1,268,802
3.050%	01/19/2007		700,000	688,733
2.875%	12/15/2006		2,250,000	2,210,724
2.850%	02/23/2007		500,000	490,069
2.700%	03/16/2007		500,000	488,254
2.400%	03/29/2007		200,000	194,477
Federal National Mortgage Association
7.125%	06/15/2010		1,700,000	1,885,322
6.625%	10/15/2007- 11/15/2010		2,950,000	3,141,776
6.000%	05/15/2011		1,300,000	1,392,440
5.375%	11/15/2011		650,000	677,921
5.250%	01/15/2009- 08/01/2012		1,200,000	1,231,102
4.750%	02/21/2013		400,000	397,850
4.375%	10/15/2006- 07/17/2013		2,550,000	2,530,048
4.250%	07/15/2007		3,550,000	3,542,520
4.125%	04/15/2014		800,000	773,649
4.000%	01/26/2009		300,000	295,182
3.875%	11/17/2008		400,000	392,924
3.375%	12/15/2008		300,000	290,625
3.250%	01/15/2008		2,000,000	1,950,040
3.125%	12/15/2007-03/16/2009		3,150,000	3,054,781
				61,957,903
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,607,696)				70,094,424

U.S. TREASURY OBLIGATIONS—54.0%
U.S. Treasury Bonds—2.8%
U.S. Treasury Bond
12.000%	08/15/2013		1,000,000	1,209,883
5.750%	08/15/2010		1,840,000	1,962,978
5.000%	08/15/2011	†	1,200,000	1,247,298
				4,420,159
U.S. Treasury Notes—51.2%
U.S. Treasury Note
6.625%	05/15/2007		300,000	311,731
6.500%	02/15/2010		1,000,000	1,089,922
6.250%	02/15/2007		1,500,000	1,542,832
6.000%	08/15/2009		705,000	749,972
5.500%	05/15/2009	†	2,800,000	2,925,454
5.000%	02/15/2011	†	2,800,000	2,904,017
4.375%	08/15/2012		1,200,000	1,207,453
4.250%	08/15/2013- 08/15/2015		9,400,000	9,354,057
4.125%	05/15/2015	†	1,350,000	1,327,166
4.000%	08/31/2007- 02/15/2014		11,700,000	11,557,397
3.875%	05/15/2009- 02/15/2013	†	6,550,000	6,432,886
3.750%	05/15/2008	†	4,200,000	4,156,362
3.625%	07/15/2009		2,500,000	2,450,490
3.500%	05/31/2007- 02/15/2010		7,600,000	7,434,844
3.375%	02/28/2007- 12/15/2008		6,580,000	6,444,141
3.250%	01/15/2009	†	3,430,000	3,332,060
3.125%	01/31/2007- 10/15/2008		3,410,000	3,336,721
3.000%	11/15/2007- 02/15/2008		6,000,000	5,853,736
2.875%	11/30/2006		5,300,000	5,225,678
2.625%	11/15/2006		1,000,000	983,907
2.250%	02/15/2007		1,700,000	1,657,434
				80,278,260
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $86,234,685)				84,698,419

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—20.7%
Institutional Money Market Funds—0.9%
American Beacon Funds
3.682%	10/03/2005	††	$398,060	$398,060
BGI Institutional Fund
3.779%	10/03/2005	††	798,218	798,218
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	212,299	212,299
				1,408,577
Bank & Certificate Deposits/Offshore Time Deposits—15.7%
Bank of Montreal
3.790%	11/01/2005	††	796,122	796,122
Bank of Nova Scotia
3.770%	10/31/2005	††	928,809	928,809
Bank of Nova Scotia
3.660%	10/11/2005	††	828,238	828,238
Bank of the West (The)
3.760%	10/28/2005	††	265,374	265,374
Barclays
3.710%	10/14/2005	††	451,135	451,135
Barclays
3.700%	10/14/2005	††	583,822	583,822
Barclays
3.615%	10/03/2005	††	654,129	654,129
Blue Ridge Asset
3.779%	10/20/2005	††	796,121	796,121
BNP Paribas
3.750%	10/28/2005	††	796,121	796,121
Citigroup
3.630%	10/31/2005	††	1,061,494	1,061,494
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	1,326,868	1,326,868
Fortis Bank
3.810%	10/07/2005	††	424,598	424,598
Fortis Bank
3.720%	10/18/2005	††	530,747	530,747
Grampian Funding LLC
3.763%	10/20/2005	††	663,434	663,434
Greyhawk Funding
3.742%	10/17/2005	††	393,661	393,661
Greyhawk Funding
3.660%	10/05/2005	††	398,060	398,060
Lloyds TSB Bank
3.760%	10/28/2005	††	398,060	398,060
Merrill Lynch & Company
3.928%	10/03/2005	††	2,169,909	2,169,909
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	530,747	530,747
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	398,060	398,060
Ranger Funding
3.752%	10/17/2005	††	530,747	530,747
Royal Bank of Canada
3.780%	10/06/2005	††	1,501,128	1,501,128
Royal Bank of Scotland
3.760%	11/01/2005	††	1,326,868	1,326,868
Sheffield Receivables Corporation
3.711%	10/13/2005	††	796,121	796,121
Societe Generale
3.780%	10/03/2005	††	1,326,868	1,326,868
Svenska Handlesbanken
3.875%	10/03/2005	††	1,253,768	1,253,768
Toronto Dominion Bank
3.680%	10/04/2005	††	398,060	398,060
UBS AG
3.750%	10/31/2005	††	530,747	530,747
Wachovia Bank NA
3.760%	10/25/2005	††	1,061,494	1,061,494
Wells Fargo
3.770%	10/19/2005	††	796,121	796,121
Yorktown Capital LLC
3.755%	10/05/2005	††	663,434	663,434
				24,580,865
Floating Rate Instruments/Master Notes—4.1%
Bank of America
3.770%	10/18/2005	††	530,747	530,747
Bank of America
3.770%	11/28/2005	††	973,921	973,921
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	826,200	826,200
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	530,747	530,747
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	530,747	530,747
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	925,882	925,882
Harris Trust & Savings Bank
3.795%	11/04/2005	††	265,374	265,374
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	318,448	318,448
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	928,808	928,808
Rabobank Nederland
3.940%	05/31/2006	††	663,434	663,434
				6,494,308
TOTAL CASH EQUIVALENTS
(Cost $32,483,750)				32,483,750

REPURCHASE AGREEMENTS—5.3%
IBT Repurchase Agreement dated 09/30/2005 due 10/03/2005, with a maturity value of $8,243,744 and an effective yield of 3.15% collateralized by U.S. Obligations with rates ranging from 4.875% to 6.375%, maturity dates ranging from 12/25/2028 to 6/15/2034 and an aggregate market value of $8,653,660.			8,241,581	8,241,581
TOTAL INVESTMENTS—124.7%
(Cost $197,567,712)				195,518,174
Other assets less liabilities—(24.7%)				(38,733,837)
NET ASSETS—100.0%				$156,784,337

Legend to the Schedule of Investments:

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund	Shares	Value
COMMON STOCKS—84.1%
Advertising—0.2%
Interpublic Group, Inc. *†	24,700	$287,508
Monster Worldwide, Inc. *	7,000	214,970
Omnicom Group †	10,800	903,204
		1,405,682
Aerospace & Defense—1.3%
Goodrich Corporation	6,600	292,644
Boeing Company (The)	47,092	3,199,901
General Dynamics Corporation	11,510	1,376,020
Honeywell International, Inc.	49,025	1,838,437
Lockheed Martin Corporation	21,380	1,305,035
Northrop Grumman Corporation	20,192	1,097,435
Textron, Inc.	7,500	537,900
		9,647,372
Airlines—0.1%
Southwest Airlines Company	41,472	615,859
Apparel Retailers—0.3%
Gap, Inc. (The)	33,327	580,890
Kohl’s Corporation *	19,800	993,564
Ltd. Brands	20,000	408,600
Nordstrom, Inc.	13,580	466,066
		2,449,120
Automotive—0.7%
Autonation, Inc. *	10,300	205,691
Dana Corporation	9,424	88,680
Delphi Corporation	30,635	84,553
Ford Motor Company †	106,246	1,047,586
General Motors Corporation †	32,400	991,764
Genuine Parts Company	9,525	408,622
Goodyear Tire & Rubber Company (The) *	10,600	165,254
Harley-Davidson, Inc.	15,700	760,508
ITT Industries, Inc.	5,100	579,360
Navistar International Corporation *	4,200	136,206
Paccar, Inc.	9,722	660,027
Visteon Corporation †	9,104	89,037
		5,217,288
Banking—9.4%
American Express Company	71,130	4,085,707
AmSouth Bancorp	19,300	487,518
BB&T Corporation	31,200	1,218,360
Bank of America Corporation	230,306	9,695,883
Bank of New York Company, Inc. (The)	43,900	1,291,099
Capital One Financial Corporation	16,550	1,316,056
CIT Group, Inc. †	11,700	528,606
Citigroup, Inc.	295,668	13,458,807
Comerica, Inc.	9,650	568,385
Compass Bancshares, Inc.	6,800	311,644
Fifth Third Bancorp †	31,888	1,171,246
First Horizon National Corporation	6,900	250,815
Golden West Financial Corporation †	15,170	900,946
Huntington Bancshares, Inc. †	12,536	281,684
JP Morgan Chase & Company	201,339	6,831,432
KeyCorp	23,100	744,975
M&T Bank Corporation	4,930	521,150
MBNA Corporation	72,040	1,775,066
Marshall & IIsley Corporation	11,700	509,067
Mellon Financial Corporation	23,700	757,689
National City Corporation	32,600	1,090,144
North Fork Bancorp, Inc.	27,450	699,975
Northern Trust Corporation	10,650	538,357
PNC Financial Services Group, Inc.	16,700	968,934
Providian Financial Corporation *	16,100	284,648
Regions Financial Corporation	26,336	819,576
SLM Corporation	23,900	1,281,996
Sovereign Bancorp, Inc.	21,100	465,044
State Street Corporation	18,500	905,020
Suntrust Banks, Inc.	20,770	1,442,476
Synovus Financial Corporation	17,700	490,644
U.S. Bancorp †	104,205	2,926,076
Wachovia Corporation	90,381	4,301,232
Washington Mutual, Inc. †	50,414	1,977,237
Wells Fargo & Company	96,760	5,667,233
Zions Bancorp	4,900	348,929
		70,913,656
Beverages, Food & Tobacco—4.3%
Altria Group, Inc.	119,030	8,773,701
Anheuser-Busch Companies, Inc.	44,540	1,917,002
Archer-Daniels-Midland Company	37,324	920,410
Brown-Forman Corporation Class B	5,080	302,463
Campbell Soup Company	10,730	319,217
Coca-Cola Company (The)	118,990	5,139,178
Coca-Cola Enterprises, Inc.	17,260	336,570
ConAgra Foods, Inc.	29,600	732,600
Constellation Brands, Inc. Class A *	11,230	291,980
General Mills, Inc.	20,600	992,920
H.J. Heinz Company	19,350	707,049
Hershey Foods Corporation	11,070	623,352
Kellogg Company	14,700	678,111
McCormick & Company, Inc.	7,500	244,725
Molson Coors Brewing Company—Class B	3,760	240,678
Pepsi Bottling Group, Inc.	9,110	260,090
Pepsico, Inc.	95,750	5,429,982
Reynolds American, Inc. †	4,980	413,440
Safeway, Inc. †	25,700	657,920
Sara Lee Corporation	43,700	828,115
Supervalu, Inc.	7,500	233,400
Sysco Corporation	35,700	1,119,909
Tyson Foods, Inc. Class A	14,400	259,920
UST, Inc. †	9,100	380,926
WM Wrigley Jr. Company	10,310	741,083
		32,544,741
Building Materials—1.1%
Home Depot, Inc.	122,700	4,679,778
Louisiana-Pacific Corporation	6,800	188,292
Lowe’s Companies, Inc.	44,680	2,877,392
Vulcan Materials Company †	5,600	415,576
		8,161,038
Chemicals—1.2%
Air Products & Chemicals, Inc.	12,500	689,250
Avery Dennison Corporation	6,100	319,579
Cooper Tire & Rubber Company †	4,700	71,769
Dow Chemical Company (The)	55,336	2,305,851
Eastman Chemical Company	4,475	210,191
Ecolab, Inc.	11,540	368,472
EI Du Pont de Nemours & Company	57,000	2,232,690
Hercules, Inc. *	6,900	84,318
International Flavors & Fragrances, Inc.	5,200	185,328

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund		Shares	Value
COMMON STOCKS—(Continued)
Monsanto Company		15,449	$969,425
PPG Industries, Inc.		9,824	581,483
Praxair, Inc.		18,530	888,143
			8,906,499
Commercial Services—0.9%
Allied Waste Industries, Inc.	*†	14,200	119,990
Apollo Group, Inc. Class A	*	8,810	584,896
Cendant Corporation		59,400	1,226,016
Cintas Corporation		8,500	348,925
Convergys Corporation	*	7,600	109,212
Equifax, Inc.		7,500	262,050
Fluor Corporation	†	5,000	321,900
H&R Block, Inc.	†	19,600	470,008
Moody’s Corporation	†	14,500	740,660
Paychex, Inc.		19,050	706,374
Robert Half International, Inc.		9,500	338,105
RR Donnelley & Sons Company		11,900	441,133
Ryder System, Inc.		3,800	130,036
Waste Management, Inc.		32,227	922,014
			6,721,319
Communications—1.6%
ADC Telecommunications, Inc.	*	6,971	159,357
Andrew Corporation	*†	9,787	109,125
Avaya, Inc.	*	27,068	278,800
Ciena Corporation	*	30,600	80,784
Comverse Technology, Inc.	*	10,700	281,089
Corning, Inc.	*	84,350	1,630,485
L-3 Communications Holdings, Inc.	†	6,800	537,676
Lucent Technologies, Inc.	*†	249,419	810,612
Motorola, Inc.		141,490	3,125,514
Network Appliance, Inc.	*†	20,600	489,044
Qualcomm, Inc.		93,500	4,184,125
Scientific-Atlanta, Inc.		8,400	315,084
Tellabs, Inc.	*	25,200	265,104
			12,266,799
Computer Software & Processing—4.3%
Adobe Systems, Inc.		27,400	817,890
Affiliated Computer Services, Inc. Class A	*	7,500	409,500
Autodesk, Inc.		13,100	608,364
Automatic Data Processing, Inc.		32,900	1,416,016
BMC Software, Inc.	*	12,300	259,530
Citrix Systems, Inc.	*	8,900	223,746
Computer Associates International, Inc.		27,695	770,198
Computer Sciences Corporation	*	10,300	487,293
Compuware Corporation	*	23,000	218,500
Electronic Arts, Inc.	*	17,300	984,197
Electronic Data Systems Corporation		29,100	653,004
First Data Corporation		44,236	1,769,440
Fiserv, Inc.	*	10,600	486,222
IMS Health, Inc.		13,125	330,356
Intuit, Inc.	*	10,900	488,429
Mercury Interactive Corporation	*	5,100	201,960
Microsoft Corporation		527,850	13,581,580
NCR Corporation	*	10,200	325,482
Novell, Inc.	*	22,400	166,880
Nvidia Corporation	*	9,500	325,660
Oracle Corporation	*	216,220	2,678,966
Parametric Technology Corporation	*	18,300	127,551
Siebel Systems, Inc.		30,200	311,966
Sun Microsystems, Inc.	*	190,200	745,584
Symantec Corporation	*	68,668	1,556,017
Unisys Corporation	*	20,200	134,128
Yahoo!, Inc.	*	71,900	2,433,096
			32,511,555
Computers & Information—4.4%
3M Company		43,950	3,224,172
Apple Computer, Inc.	*	47,600	2,551,836
Cisco Systems, Inc.	*	366,350	6,568,655
Dell, Inc.	*	137,400	4,699,080
EMC Corporation	*	138,150	1,787,661
Gateway, Inc.	*	20,900	56,430
Hewlett-Packard Company		164,186	4,794,231
International Business Machines Corporation		91,480	7,338,526
International Game Technology		19,100	515,700
Jabil Circuit, Inc.	*	9,890	305,799
Lexmark International, Inc.	*	6,800	415,140
Pitney Bowes, Inc.		12,900	538,446
Solectron Corporation	*	53,300	208,403
Symbol Technologies, Inc.		12,800	123,904
			33,127,983
Containers & Packaging—0.1%
Ball Corporation	†	6,000	220,440
Sealed Air Corporation	*	4,565	216,655
			437,095
Cosmetics & Personal Care—1.9%
Alberto Culver Company Class B		4,800	214,800
Avon Products, Inc.		27,200	734,400
Clorox Company		8,400	466,536
Colgate-Palmolive Company		29,700	1,567,863
Gillette Company (The)		51,550	3,000,210
Procter & Gamble Company	†	141,100	8,389,806
			14,373,615
Diversified—2.7%
General Electric Company		606,760	20,429,609
Electric Utilities—3.0%
AES Corporation (The)	*	36,500	599,695
Allegheny Energy, Inc.	*†	9,300	285,696
Ameren Corporation		11,700	625,833
American Electric Power Company, Inc.		22,660	899,602
CMS Energy Corporation	*†	11,100	182,595
Calpine Corporation	*†	30,600	79,254
Centerpoint Energy, Inc.	†	17,726	263,586
Cinergy Corporation		11,400	506,274
Consolidated Edison, Inc.	†	14,000	679,700
Constellation Energy Group, Inc.		10,000	616,000
DTE Energy Company	†	10,200	467,772
Dominion Resources, Inc.		19,571	1,685,846
Duke Energy Corporation	†	52,924	1,543,793
Edison International		18,700	884,136
Entergy Corporation		12,100	899,272
Exelon Corporation		38,424	2,053,379
FPL Group, Inc.	†	22,700	1,080,520
FirstEnergy Corporation		18,873	983,661
KeySpan Corporation	†	10,000	367,800
NiSource, Inc.		14,602	354,099
PG&E Corporation		21,410	840,343
PPL Corporation		21,200	685,396
Pinnacle West Capital Corporation		5,700	251,256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund	Shares	Value
COMMON STOCKS—(Continued)
Progress Energy, Inc. †	14,400	$644,400
Public Service Enterprise Group, Inc.	13,700	881,732
Sempra Energy	14,669	690,323
Southern Company (The)	42,800	1,530,528
TXU Corporation	13,797	1,557,405
TECO Energy, Inc. †	12,300	221,646
Xcel Energy, Inc. †	21,870	428,871
		22,790,413
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	5,500	380,270
Emerson Electric Company	23,300	1,672,940
		2,053,210
Electronics—2.9%
Advanced Micro Devices, Inc. *	22,100	556,920
Agilent Technologies, Inc. *	28,349	928,430
Altera Corporation *	20,800	397,488
American Power Conversion Corporation	10,800	279,720
Analog Devices, Inc.	21,200	787,368
Applied Micro Circuits Corporation *	17,700	53,100
Broadcom Corporation Class A *	16,380	768,386
Freescale Semiconductor, Inc. Class B *	22,553	531,800
Intel Corporation	350,040	8,628,486
JDS Uniphase Corporation *	84,700	188,034
LSI Logic Corporation *†	22,700	223,595
Linear Technology Corporation	17,200	646,548
Maxim Integrated Products, Inc.	18,820	802,673
Micron Technology, Inc. *	33,600	446,880
Molex, Inc.	8,275	220,777
National Semiconductor Corporation	20,000	526,000
Novellus Systems, Inc.	7,400	185,592
PMC-Sierra, Inc. *†	10,900	96,029
QLogic Corporation *	5,200	177,840
Raytheon Company	25,600	973,312
Rockwell Collins, Inc.	9,700	468,704
Sanmina-SCI Corporation *	28,400	121,836
Teradyne, Inc. *	11,200	184,800
Texas Instruments, Inc.	94,000	3,186,600
Xilinx, Inc.	20,010	557,279
		21,938,197
Entertainment & Leisure—1.6%
Eastman Kodak Company †	15,800	384,414
Harrah’s Entertainment, Inc.	10,560	688,406
Hasbro, Inc.	9,775	192,079
Mattel, Inc.	23,578	393,281
News Corporation, Inc. Class A	140,450	2,189,616
Time Warner, Inc.	269,030	4,872,133
Walt Disney Company	115,200	2,779,776
Xerox Corporation *	55,100	752,115
		12,251,820
Financial Services—2.8%
Bear Stearns Companies, Inc. (The)	6,333	695,047
Charles Schwab Corporation (The)	61,822	892,091
Countrywide Financial Corporation	34,098	1,124,552
E*Trade Financial Corporation *	20,200	355,520
Federal Home Loan Mortgage Corporation	39,600	2,235,816
Federal National Mortgage Association	55,500	2,487,510
Federated Investors, Inc. Class B	5,700	189,411
Franklin Resources, Inc.	8,500	713,660
Goldman Sachs Group, Inc.	26,680	3,243,754
Janus Capital Group, Inc.	14,000	202,300
Lehman Brothers Holdings, Inc. †	15,500	1,805,440
Merrill Lynch & Company, Inc.	53,070	3,255,845
Morgan Stanley	62,730	3,383,656
T. Rowe Price Group, Inc.	7,410	483,873
		21,068,475
Food Retailers—0.3%
Albertson’s, Inc. †	20,242	519,207
Kroger Company *	41,100	846,249
Starbucks Corporation *	22,500	1,127,250
		2,492,706
Forest Products & Paper—0.6%
Bemis Company	6,800	167,960
Georgia-Pacific Corporation	14,838	505,382
International Paper Company †	27,602	822,540
Kimberly Clark Corporation	27,020	1,608,501
MeadWestvaco Corporation	11,014	304,207
Pactiv Corporation *	8,100	141,912
Temple-Inland, Inc.	6,800	277,780
Weyerhaeuser Company	13,800	948,750
		4,777,032
Health Care Providers—1.2%
Caremark Rx, Inc. *	25,800	1,288,194
Coventry Health Care, Inc. *	6,160	529,883
Express Scripts, Inc. *†	8,600	534,920
HCA, Inc.	25,967	1,244,339
Health Management Associates, Inc. Class A †	13,200	309,804
Laboratory Corporation of America Holdings *	7,700	375,067
Manor Care, Inc.	4,700	180,527
Tenet Healthcare Corporation *	25,550	286,927
UnitedHealth Group, Inc.	72,300	4,063,260
		8,812,921
Heavy Construction—0.1%
Centex Corporation	7,400	477,892
Heavy Machinery—1.8%
American Standard Companies, Inc.	10,150	472,483
Applied Materials, Inc.	92,400	1,567,104
Baker Hughes, Inc.	19,180	1,144,662
Black & Decker Corporation †	4,800	394,032
Caterpillar, Inc.	38,400	2,256,000
Cummins, Inc.	2,600	228,774
Deere & Company †	13,800	844,560
Dover Corporation	11,200	456,848
Eaton Corporation	8,400	533,820
Ingersoll-Rand Company Class A	19,300	737,839
National-Oilwell Varco, Inc. *	9,910	652,078
Pall Corporation	7,666	210,815
Parker Hannifin Corporation	6,525	419,623
Rockwell Automation, Inc.	10,200	539,580
Stanley Works (The)	4,400	205,392
United Technologies Corporation	58,710	3,043,526
W.W. Grainger, Inc.	4,300	270,556
		13,977,692
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	15,600	565,032
Johnson Controls, Inc.	11,010	683,171

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund	Shares	Value
COMMON STOCKS—(Continued)
KB Home †	4,400	$322,080
Leggett & Platt, Inc.	10,700	216,140
Masco Corporation †	25,400	779,272
Maytag Corporation	5,000	91,300
Pulte Homes, Inc.	12,340	529,633
Whirlpool Corporation	3,600	272,772
		3,459,400
Household Products—0.3%
Fortune Brands, Inc.	8,100	658,773
Illinois Tool Works, Inc.	12,040	991,253
Newell Rubbermaid, Inc.	15,060	341,109
Rohm & Haas Company	9,095	374,077
Snap-On, Inc.	3,650	131,838
		2,497,050
Industrial—Diversified—0.4%
Tyco International Ltd. †	116,049	3,231,965
Insurance—4.7%
ACE Ltd. (Bermuda)	16,100	757,827
Aflac, Inc.	28,300	1,281,990
Aetna, Inc.	16,874	1,453,526
Allstate Corporation (The)	37,938	2,097,592
AMBAC Financial Group, Inc.	6,250	450,375
American International Group, Inc.	148,740	9,215,930
AON Corporation	18,225	584,658
Chubb Corporation	11,360	1,017,288
Cigna Corporation	7,370	868,628
Cincinnati Financial Corporation	9,639	403,778
Hartford Financial Services Group, Inc.	17,200	1,327,324
Humana, Inc. *	9,500	454,860
Jefferson Pilot Corporation	7,687	393,344
Lincoln National Corporation	9,800	509,796
Loews Corporation	8,120	750,369
MBIA, Inc. †	7,850	475,867
MGIC Investment Corporation †	5,400	346,680
Marsh & McLennan Companies, Inc.	30,700	932,973
Metlife, Inc.	43,310	2,158,137
Principal Financial Group	16,050	760,289
Progressive Corporation (The)	11,080	1,160,852
Prudential Financial, Inc.	29,500	1,993,020
Safeco Corporation	7,600	405,688
St. Paul Travelers Companies	38,716	1,737,187
Torchmark Corporation	6,200	327,546
UnumProvident Corporation †	16,418	336,569
WellPoint, Inc. *	35,200	2,668,864
XL Capital Ltd. Class A (Bermuda)	8,050	547,642
		35,418,599
Lodging—0.2%
Hilton Hotels Corporation	18,800	419,616
Marriott International, Inc. Class A	10,320	650,160
Starwood Hotels & Resorts Worldwide, Inc.	12,500	714,625
		1,784,401
Media—Broadcasting & Publishing—1.5%
Clear Channel Communications, Inc.	31,070	1,021,892
Comcast Corporation Class A *	125,880	3,698,354
Dow Jones & Company, Inc.	3,390	129,464
Gannett Company, Inc.	14,130	972,568
Knight-Ridder, Inc. †	4,400	258,192
McGraw-Hill Companies, Inc. (The)	21,200	1,018,448
Meredith Corporation	2,700	134,703
New York Times Company Class A †	8,200	243,950
Tribune Company †	15,167	514,010
Univision Communications, Inc. Class A *†	14,450	383,359
Viacom, Inc. Class B	90,891	3,000,312
		11,375,252
Medical Supplies—3.4%
Allergan, Inc.	7,500	687,150
Applera Corporation—Applied Biosystems Group	11,300	262,612
Bausch & Lomb, Inc.	2,806	226,388
Baxter International, Inc.	35,700	1,423,359
Becton, Dickinson & Company	14,000	734,020
Biomet, Inc.	14,025	486,808
Boston Scientific Corporation *	33,880	791,776
C.R. Bard, Inc.	6,000	396,180
Fisher Scientific International *	7,000	434,350
Guidant Corporation	18,900	1,302,021
Johnson & Johnson	170,028	10,759,372
Kla-Tencor Corporation †	11,320	551,963
Medtronic, Inc.	69,410	3,721,764
Millipore Corporation *	2,900	182,381
PerkinElmer, Inc.	7,800	158,886
Quest Diagnostics, Inc.	9,500	480,130
St. Jude Medical, Inc. *	21,000	982,800
Stryker Corporation	16,700	825,481
Tektronix, Inc.	4,500	113,535
Thermo Electron Corporation *	9,100	281,190
Waters Corporation *	6,600	274,560
Zimmer Holdings, Inc. *	13,890	956,882
		26,033,608
Metals—0.7%
Alcoa, Inc.	49,060	1,198,045
Allegheny Technologies, Inc.	5,183	160,569
Danaher Corporation	14,210	764,924
Engelhard Corporation	7,537	210,358
Newmont Mining Corporation †	25,568	1,206,043
Nucor Corporation	9,100	536,809
Phelps Dodge Corporation	5,428	705,260
United States Steel Corporation	6,520	276,122
		5,058,130
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	9,700	471,323
Oil & Gas—8.5%
Amerada Hess Corporation	4,600	632,500
Anadarko Petroleum Corporation	13,370	1,280,178
Apache Corporation	18,892	1,421,056
Ashland, Inc.	4,400	243,056
BJ Services Company †	17,800	640,622
Burlington Resources, Inc.	21,904	1,781,233
Chevron Texaco Corporation	129,180	8,361,821
ConocoPhillips	79,818	5,580,076
Devon Energy Corporation	25,988	1,783,816
Dynegy, Inc. Class A *	16,600	78,186
EOG Resources, Inc.	13,900	1,041,110
EL Paso Corporation	36,277	504,250
Exxon Mobil Corporation	360,928	22,933,365
Halliburton Company	29,110	1,994,617
Kerr-McGee Corporation	6,857	665,883

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset Allocation Fund	Shares	Value
COMMON STOCKS—(Continued)
Kinder Morgan, Inc.	5,800	$557,728
Marathon Oil Corporation	20,997	1,447,323
Murphy Oil Corporation	9,400	468,778
Nabors Industries Ltd. *	9,000	646,470
Nicor, Inc. †	2,900	121,887
Noble Corporation	7,700	527,142
Occidental Petroleum Corporation	22,890	1,955,493
Peoples Energy Corporation	2,300	90,574
Rowan Companies, Inc.	6,200	220,038
Schlumberger Ltd. †	33,700	2,843,606
Sunoco, Inc.	8,200	641,240
Transocean, Inc. *	18,811	1,153,302
Valero Energy Corporation	17,530	1,981,942
Weatherford International Ltd. *	7,910	543,101
Williams Companies, Inc.	32,100	804,105
XTO Energy, Inc.	20,666	936,583
		63,881,081
Pharmaceuticals—5.9%
Abbott Laboratories	89,100	3,777,840
AmerisourceBergen Corporation †	6,100	471,530
Amgen, Inc. *	70,744	5,636,174
Biogen Idec, Inc. *	18,930	747,356
Bristol-Myers Squibb Company	112,100	2,697,126
Cardinal Health, Inc.	24,550	1,557,452
Chiron Corporation *	6,980	304,468
Eli Lilly & Company	65,000	3,478,800
Forest Laboratories, Inc. *	19,500	759,915
Genzyme Corporation *	14,700	1,053,108
Gilead Sciences, Inc. *	26,130	1,274,099
Hospira, Inc. *	8,650	354,391
King Pharmaceuticals, Inc. *	13,066	200,955
McKesson Corporation	17,689	839,343
Medco Health Solutions, Inc. *	17,455	957,058
MedImmune, Inc. *	13,600	457,640
Merck & Company, Inc.	125,900	3,425,739
Mylan Laboratories †	12,500	240,750
Pfizer, Inc.	422,512	10,550,125
Schering-Plough Corporation †	84,600	1,780,830
Sigma Aldrich Corporation	3,800	243,428
Watson Pharmaceuticals, Inc. *	5,900	215,999
Wyeth	76,900	3,558,163
		44,582,289
Real Estate—0.6%
Apartment Investment & Management Company REIT Class A	5,900	228,802
Archstone-Smith Trust REIT	12,100	482,427
Equity Office Properties Trust REIT	23,500	768,685
Equity Residential REIT	16,100	609,385
Plum Creek Timber Company, Inc. REIT	10,800	409,428
Prologis REIT	14,200	629,202
Public Storage, Inc. REIT †	4,800	321,600
Simon Property Group, Inc. REIT †	10,540	781,225
Vornado Realty Trust REIT	6,800	589,016
		4,819,770
Restaurants—0.5%
Darden Restaurants, Inc.	7,700	233,849
McDonald’s Corporation	71,600	2,397,884
Wendy’s International, Inc.	6,200	279,930
Yum! Brands, Inc.	16,200	784,242
		3,695,905
Retailers—3.3%
Autozone, Inc. *	3,210	267,233
Bed Bath & Beyond, Inc. *	16,400	658,952
Best Buy Company, Inc.	23,915	1,041,020
Big Lots, Inc. *	7,200	79,128
CVS Corporation	46,600	1,351,866
Circuit City Stores, Inc.	10,300	176,748
Costco Wholesale Corporation	27,476	1,183,941
Dillard’s, Inc. Class A	4,200	87,696
Dollar General Corporation	18,570	340,574
eBay, Inc. *	63,730	2,625,676
Family Dollar Stores, Inc.	9,400	186,778
Federated Department Stores	14,852	993,153
JC Penney Company, Inc. (Holding Company)	15,020	712,248
Office Depot, Inc. *	17,400	516,780
OfficeMax, Inc.	4,070	128,897
RadioShack Corporation	7,700	190,960
Sears Holdings Corporation *	5,912	735,571
Sherwin-Williams Company (The)	7,130	314,219
Staples, Inc.	40,950	873,054
TJX Companies, Inc.	27,700	567,296
Target Corporation	50,400	2,617,272
Tiffany & Company †	8,100	322,137
Walgreen Company	58,600	2,546,170
Wal-Mart Stores, Inc.	143,100	6,270,642
		24,788,011
Telecommunications—0.0%
Citizens Communications Company	18,800	254,740
Telephone Systems—2.6%
Alltel Corporation	21,880	1,424,607
AT&T Corporation	45,267	896,287
BellSouth Corporation	105,000	2,761,500
CenturyTel, Inc.	7,700	269,346
Qwest Communications International, Inc. *	87,429	358,459
SBC Communications, Inc. †	189,352	4,538,767
Sprint Corp.-FON Group	168,159	3,998,821
Verizon Communications, Inc.	158,471	5,180,417
		19,428,204
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	21,800	683,648
Jones Apparel Group, Inc.	6,700	190,950
Liz Claiborne, Inc. †	5,800	228,056
Nike, Inc. Class B	10,960	895,213
Reebok International Ltd.	3,000	169,710
VF Corporation	5,100	295,647
		2,463,224
Transportation—1.5%
Brunswick Corporation	5,800	218,834
Burlington Northern Santa Fe Corporation	21,256	1,271,109
CSX Corporation	12,500	581,000
Carnival Corporation	24,830	1,241,003
FedEx Corporation	17,340	1,510,834
Norfolk Southern Corporation	23,400	949,104
Sabre Holdings Corporation	6,930	140,540
Union Pacific Corporation	15,200	1,089,840
United Parcel Service, Inc. Class B	63,500	4,389,755
		11,392,019
TOTAL COMMON STOCKS
(Cost $569,868,989)		635,004,559

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—1.0%
U.S. Treasury Bills—1.0%
U.S. Treasury Bill
3.435%	12/08/2005	**
(Cost $7,948,093)			$8,000,000	$7,948,093

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.
(Cost $—)	d	10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—11.9%
Banking—6.6%
Amstel Funding Corp., 144A
3.680%	11/07/2005	***	$10,000,000	9,962,178
Barclays U.S. Funding Corp.
3.590%	10/11/2005		20,000,000	19,980,055
Starbird Funding Corp., 144A
3.520%	10/11/2005	***	20,000,000	19,980,444
				49,922,677
Financial Services—5.3%
Bavaria Universal Funding, 144A
3.520%	10/12/2005	***	10,000,000	9,989,245
Edison Asset Securitization LLC, 144A
3.680%	12/05/2005	***	15,000,000	14,900,333
Govco, Inc., 144A
3.700%	12/05/2005	***	15,000,000	14,899,792
				39,789,370
TOTAL COMMERCIAL PAPER
(Cost $89,712,047)				89,712,047

CASH EQUIVALENTS—7.0%
Institutional Money Market Funds—0.3%
American Beacon Funds
3.682%	10/03/2005	††	651,388	651,388
BGI Institutional Fund
3.779%	10/03/2005	††	1,306,209	1,306,209
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	347,407	347,407
				2,305,004
Bank & Certificate Deposits/Offshore Time Deposits—5.3%
Bank of Montreal
3.790%	11/01/2005	††	1,302,777	1,302,777
Bank of Nova Scotia
3.770%	10/31/2005	††	1,519,906	1,519,906
Bank of Nova Scotia
3.660%	10/11/2005	††	1,355,333	1,355,333
Bank of the West (The)
3.760%	10/28/2005	††	434,259	434,259
Barclays
3.710%	10/14/2005	††	738,240	738,240
Barclays
3.700%	10/14/2005	††	955,370	955,370
Barclays
3.615%	10/03/2005	††	1,070,421	1,070,421
Blue Ridge Asset
3.779%	10/20/2005	††	1,302,777	1,302,777
BNP Paribas
3.750%	10/28/2005	††	1,302,777	1,302,777
Citigroup
3.630%	10/31/2005	††	1,737,036	1,737,036
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	2,171,295	2,171,295
Fortis Bank
3.810%	10/07/2005	††	694,814	694,814
Fortis Bank
3.720%	10/18/2005	††	868,518	868,518
Grampian Funding LLC
3.763%	10/20/2005	††	1,085,647	1,085,647
Greyhawk Funding
3.742%	10/17/2005	††	644,189	644,189
Greyhawk Funding
3.660%	10/05/2005	††	651,388	651,388
Lloyds TSB Bank
3.760%	10/28/2005	††	651,388	651,388
Merrill Lynch & Company
3.928%	10/03/2005	††	3,550,851	3,550,851
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	868,518	868,518
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	651,388	651,388
Ranger Funding
3.752%	10/17/2005	††	868,518	868,518
Royal Bank of Canada
3.780%	10/06/2005	††	2,456,454	2,456,454
Royal Bank of Scotland
3.760%	11/01/2005	††	2,171,295	2,171,295
Sheffield Receivables Corporation
3.711%	10/13/2005	††	1,302,777	1,302,777
Societe Generale
3.780%	10/03/2005	††	2,171,295	2,171,295
Svenska Handlesbanken
3.875%	10/03/2005	††	2,051,673	2,051,673
Toronto Dominion Bank
3.680%	10/04/2005	††	651,388	651,388
UBS AG
3.750%	10/31/2005	††	868,518	868,518
Wachovia Bank NA
3.760%	10/25/2005	††	1,737,036	1,737,036
Wells Fargo
3.770%	10/19/2005	††	1,302,777	1,302,777
Yorktown Capital LLC
3.755%	10/05/2005	††	1,085,647	1,085,647
				40,224,270
Floating Rate Instruments/Master Notes—1.4%
Bank of America
3.770%	10/18/2005	††	868,520	868,520
Bank of America
3.770%	11/28/2005	††	1,593,730	1,593,730
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	1,351,999	1,351,999
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	868,518	868,518
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	868,518	868,518
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	1,515,120	1,515,120

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Harris Trust & Savings Bank
3.795%	11/04/2005	††	$434,259	$434,259
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	521,111	521,111
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	1,519,906	1,519,906
Rabobank Nederland
3.940%	05/31/2006	††	1,085,647	1,085,647
				10,627,328
TOTAL CASH EQUIVALENTS
(Cost $53,156,602)				53,156,602
TOTAL INVESTMENTS—104.0%
(Cost $720,685,731)				785,821,301
Other assets less liabilities—(4.0%)				(30,547,900)
NET ASSETS—100.0%				$755,273,401

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security has been pledged as collateral for futures contracts.
***	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 8.87% of Total Investments.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 09/30/2005.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value
COMMON STOCKS—95.0%
Aerospace & Defense—1.2%
Honeywell International, Inc.	310,200	$11,632,500
Lockheed Martin Corporation	50,000	3,052,000
		14,684,500
Automotive—2.4%
Ford Motor Company †	200,000	1,972,000
General Motors Corporation †	804,000	24,610,440
Genuine Parts Company	90,552	3,884,681
		30,467,121
Banking—8.3%
American Express Company	50,000	2,872,000
Bank of America Corporation	362,984	15,281,626
Citigroup, Inc.	257,369	11,715,437
JP Morgan Chase & Company	250,000	8,482,500
KeyCorp	100,000	3,225,000
MBNA Corporation	454,000	11,186,560
Mellon Financial Corporation	150,000	4,795,500
Northern Trust Corporation	40,000	2,022,000
PNC Financial Services Group, Inc.	100,000	5,802,000
SLM Corporation	176,000	9,440,640
State Street Corporation	110,000	5,381,200
Suntrust Banks, Inc.	40,000	2,778,000
Wachovia Corporation	146,004	6,948,330
Washington Mutual, Inc. †	250,345	9,818,531
Wells Fargo & Company	73,000	4,275,610
		104,024,934
Beverages, Food & Tobacco—6.5%
Altria Group, Inc.	196,000	14,447,160
Anheuser-Busch Companies, Inc.	362,000	15,580,480
Campbell Soup Company	99,712	2,966,432
Coca-Cola Company (The)	120,000	5,182,800
ConAgra Foods, Inc.	326,300	8,075,925
General Mills, Inc.	80,022	3,857,060
H.J. Heinz Company	172,249	6,293,979
Imperial Tobacco Group PLC (United Kingdom)	208,400	12,118,460
Kraft Foods, Inc. Class A	100,000	3,059,000
McCormick & Company, Inc.	75,000	2,447,250
UST, Inc. †	168,837	7,067,517
		81,096,063
Building Materials—3.4%
Cemex SA de CV ADR (Mexico)	598,537	31,303,485
Hanson PLC Sponsored ADR (United Kingdom)	166,900	8,678,800
Home Depot, Inc.	70,000	2,669,800
		42,652,085
Chemicals—0.9%
Avery Dennison Corporation	85,000	4,453,150
Dow Chemical Company (The)	39,771	1,657,258
EI Du Pont de Nemours & Company	61,446	2,406,840
Hercules, Inc. *	48,000	586,560
International Flavors & Fragrances, Inc.	70,000	2,494,800
		11,598,608
Commercial Services—1.5%
Waste Management, Inc.	663,200	18,974,152
Communications—0.1%
Lucent Technologies, Inc. †*	200,000	650,000
Computer Software & Processing—0.4%
Microsoft Corporation	200,000	5,146,000
Computers & Information—2.9%
Dell, Inc. *	633,000	21,648,600
Hewlett-Packard Company	200,000	5,840,000
International Business Machines Corporation	60,000	4,813,200
Pitney Bowes, Inc.	93,100	3,885,994
		36,187,794
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	90,000	2,430,000
Colgate-Palmolive Company	90,000	4,751,100
		7,181,100
Diversified—0.7%
General Electric Company	275,000	9,259,250
Electric Utilities—3.1%
Cinergy Corporation	190,400	8,455,664
Duke Energy Corporation †	384,000	11,201,280
Entergy Corporation	122,000	9,067,040
FirstEnergy Corporation	50,000	2,606,000
NiSource, Inc. †	130,000	3,152,500
Progress Energy, Inc. †	100,000	4,475,000
		38,957,484
Electrical Equipment—1.1%
Cooper Industries Ltd. Class A	75,000	5,185,500
Emerson Electric Company	120,000	8,616,000
		13,801,500
Electronics—4.4%
American Power Conversion Corporation	218,000	5,646,200
Analog Devices, Inc.	125,000	4,642,500
Intel Corporation	175,000	4,313,750
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	1,039,000	27,720,520
Raytheon Company	100,000	3,802,000
Sony Corporation ADR (Japan) †	125,000	4,148,750
Texas Instruments, Inc.	150,000	5,085,000
		55,358,720
Entertainment & Leisure—4.8%
Discovery Holding Company Class A *	1,209,800	17,469,512
Eastman Kodak Company †	85,741	2,086,079
Mattel, Inc.	603,100	10,059,708
Time Warner, Inc.	250,000	4,527,500
Walt Disney Company	1,054,000	25,433,020
Xerox Corporation *	51,000	696,150
		60,271,969
Financial Services—1.2%
Charles Schwab Corporation (The)	284,200	4,101,006
Federal National Mortgage Association	40,806	1,828,925
Janus Capital Group, Inc.	150,000	2,167,500
Morgan Stanley	120,000	6,472,800
		14,570,231

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.7%
International Paper Company †	150,000	$4,470,000
Kimberly Clark Corporation	45,259	2,694,268
MeadWestvaco Corporation	50,000	1,381,000
		8,545,268
Health Care Providers—0.7%
HCA, Inc.	178,300	8,544,136

Heavy Machinery—1.4%
Baker Hughes, Inc.	57,500	3,431,600
Pall Corporation	120,000	3,300,000
Stanley Works (The)	241,400	11,268,552
		18,000,152
Home Construction, Furnishings & Appliances—0.2%
Whirlpool Corporation	40,000	3,030,800

Household Products—1.2%
Fortune Brands, Inc.	37,765	3,071,428
Illinois Tool Works, Inc.	91,900	7,566,127
Newell Rubbermaid, Inc. †	185,000	4,190,250
		14,827,805
Industrial—Diversified—0.5%
Tyco International Ltd. †	242,556	6,755,185
Insurance—10.8%
Allstate Corporation (The)	160,000	8,846,400
American International Group, Inc.	142,414	8,823,971
AON Corporation	766,000	24,573,280
Chubb Corporation	33,000	2,955,150
Cigna Corporation	40,200	4,737,972
Fairfax Financial Holdings Ltd. (Canada) †	110,000	19,129,000
Hartford Financial Services Group, Inc.	140,200	10,819,234
Lincoln National Corporation	49,690	2,584,874
MGIC Investment Corporation †	145,400	9,334,680
Marsh & McLennan Companies, Inc.	140,000	4,254,600
Safeco Corporation	70,000	3,736,600
St. Paul Travelers Companies	205,306	9,212,080
UnumProvident Corporation †	105,000	2,152,500
WellPoint, Inc. *	225,400	17,089,828
XL Capital Ltd. Class A (Bermuda) †	115,000	7,823,450
		136,073,619
Lodging—0.2%
Starwood Hotels & Resorts Worldwide, Inc.	50,000	2,858,500
Media—Broadcasting & Publishing—8.4%
Comcast Corporation Class A *	135,000	3,966,300
Comcast Corporation Special Class A *	696,000	20,030,880
DIRECTV Group, Inc. (The) *	1,508,000	22,589,840
Dow Jones & Company, Inc. †	98,000	3,742,620
Gannett Company, Inc.	94,200	6,483,786
Knight-Ridder, Inc. †	188,000	11,031,840
Liberty Media Corporation Class A *	2,803,000	22,564,150
New York Times Company Class A †	160,000	4,760,000
Tribune Company †	150,000	5,083,500
Viacom, Inc. Class B	140,000	4,621,400
		104,874,316
Medical Supplies—1.6%
Baxter International, Inc.	329,600	13,141,152
Boston Scientific Corporation *	150,000	3,505,500
Johnson & Johnson	60,000	3,796,800
		20,443,452
Metals—0.3%
Alcoa, Inc.	125,000	3,052,500

Oil & Gas—8.9%
Amerada Hess Corporation	75,000	10,312,500
Anadarko Petroleum Corporation	56,300	5,390,725
BP Amoco PLC ADR (United Kingdom)	258,054	18,283,126
Chevron Texaco Corporation	327,700	21,212,021
ConocoPhillips	213,200	14,904,812
Exxon Mobil Corporation	124,760	7,927,250
Marathon Oil Corporation	221,100	15,240,423
Occidental Petroleum Corporation	165,900	14,172,837
Royal Dutch Shell PLC Class A ADR (United Kingdom) †	60,781	3,989,665
		111,433,359
Pharmaceuticals—4.5%
Abbott Laboratories	75,000	3,180,000
Bristol-Myers Squibb Company	434,000	10,442,040
MedImmune, Inc. *	100,000	3,365,000
Merck & Company, Inc.	175,000	4,761,750
Pfizer, Inc.	477,400	11,920,678
Schering-Plough Corporation †	492,500	10,367,125
Wyeth	278,000	12,863,060
		56,899,653
Real Estate—0.3%
Simon Property Group, Inc. REIT †	50,000	3,706,000
Restaurants—2.5%
McDonald’s Corporation	150,000	5,023,500
Wendy’s International, Inc.	40,900	1,846,635
Yum! Brands, Inc.	517,000	25,027,970
		31,898,105
Retailers—1.6%
Dollar General Corporation	363,000	6,657,420
JC Penney Company, Inc. (Holding Company)	95,600	4,533,352
RadioShack Corporation †	200,000	4,960,000
Wal-Mart Stores, Inc.	75,000	3,286,500
		19,437,272
Telecommunications—1.3%
Nokia Corporation ADR (Finland)	989,100	16,725,681
Telephone Systems—2.7%
Alltel Corporation	80,000	5,208,800
AT&T Corporation	100,000	1,980,000
Qwest Communications International, Inc. †*	630,000	2,583,000
SBC Communications, Inc. †	366,800	8,792,196

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value
COMMON STOCKS—(Continued)
Sprint Corp.—FON Group	150,000	$3,567,000
Verizon Communications, Inc.	365,841	11,959,342
		34,090,338
Transportation—3.7%
Burlington Northern Santa Fe Corporation	212,400	12,701,520
Carnival Corporation	91,000	4,548,180
FedEx Corporation	237,000	20,649,810
Norfolk Southern Corporation	84,540	3,428,942
Union Pacific Corporation	75,997	5,448,985
		46,777,437
TOTAL COMMON STOCKS
(Cost $987,157,877)		1,192,855,089

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.9%
Telephone Systems—0.9%
Level 3 Communications, Inc., Senior Note
9.125%	05/01/2008	†	$2,575,000	2,111,500
Level 3 Communications, Inc., Senior Note, Step-Up
10.500%	12/01/2008	†	10,670,000	8,802,750
TOTAL CORPORATE OBLIGATIONS
(Cost $10,394,713)				10,914,250

CONVERTIBLE DEBT OBLIGATIONS—0.2%
Telephone Systems—0.2%
Level 3 Communications, Inc., Subordinated Note, Convertible
6.000%	03/15/2010	†
(Cost $3,271,476)			5,760,000	2,988,000

COMMERCIAL PAPER—0.9%
Banking—0.1%
Tulip Funding Corporation 144A
3.620%	10/28/2005	**	1,292,000	1,288,493
Electric Utilities—0.0%
Southern Company (The), 144A
3.590%	10/11/2005	**	500,000	499,501
Financial Services—0.8%
Falcon Asset Securitization Corporation, 144A
3.680%	10/14/2005	**	4,043,000	4,037,628
Park Avenue Receivables Corporation, 144A
3.690%	10/11/2005	**	5,950,000	5,943,901
				9,981,529
TOTAL COMMERCIAL PAPER
(Cost $11,769,523)				11,769,523

CASH EQUIVALENTS—14.0%
Institutional Money Market Funds—0.6%
American Beacon Funds
3.682%	10/03/2005	††	2,150,442	2,150,442
BGI Institutional Fund
3.779%	10/03/2005	††	4,312,214	4,312,214
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	1,146,902	1,146,902
				7,609,558
Bank & Certificate Deposits/Offshore Time Deposits—10.6%
Bank of Montreal
3.790%	11/01/2005	††	4,300,883	4,300,883
Bank of Nova Scotia
3.770%	10/31/2005	††	5,017,697	5,017,697
Bank of Nova Scotia
3.660%	10/11/2005	††	4,474,388	4,474,388
Bank of the West (The)
3.760%	10/28/2005	††	1,433,628	1,433,628
Barclays
3.710%	10/14/2005	††	2,437,167	2,437,167
Barclays
3.700%	10/14/2005	††	3,153,980	3,153,980
Barclays
3.615%	10/03/2005	††	3,533,802	3,533,802
Blue Ridge Asset
3.779%	10/20/2005	††	4,300,883	4,300,883
BNP Paribas
3.750%	10/28/2005	††	4,300,883	4,300,883
Citigroup
3.630%	10/31/2005	††	5,734,510	5,734,510
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	7,168,139	7,168,139
Fortis Bank
3.810%	10/07/2005	††	2,293,804	2,293,804
Fortis Bank
3.720%	10/18/2005	††	2,867,256	2,867,256
Grampian Funding LLC
3.763%	10/20/2005	††	3,584,070	3,584,070
Greyhawk Funding
3.742%	10/17/2005	††	2,126,675	2,126,675
Greyhawk Funding
3.660%	10/05/2005	††	2,150,442	2,150,442
Lloyds TSB Bank
3.760%	10/28/2005	††	2,150,442	2,150,442
Merrill Lynch & Company
3.928%	10/03/2005	††	11,722,496	11,722,496
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	2,867,256	2,867,256
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	2,150,442	2,150,442
Ranger Funding
3.752%	10/17/2005	††	2,867,256	2,867,256
Royal Bank of Canada
3.780%	10/06/2005	††	8,109,541	8,109,541
Royal Bank of Scotland
3.760%	11/01/2005	††	7,168,139	7,168,139
Sheffield Receivables Corporation
3.711%	10/13/2005	††	4,300,883	4,300,883
Societe Generale
3.780%	10/03/2005	††	7,168,139	7,168,139
Svenska Handlesbanken
3.875%	10/03/2005	††	6,773,228	6,773,228
Toronto Dominion Bank
3.680%	10/04/2005	††	2,150,442	2,150,442
UBS AG
3.750%	10/31/2005	††	2,867,256	2,867,256
Wachovia Bank NA
3.760%	10/25/2005	††	5,734,510	5,734,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Wells Fargo
3.770%	10/19/2005	††	$4,300,883	$4,300,883
Yorktown Capital LLC
3.755%	10/05/2005	††	3,584,070	3,584,070
				132,793,190
Floating Rate Instruments/Master Notes—2.8%
Bank of America
3.770%	10/18/2005	††	2,867,254	2,867,254
Bank of America
3.770%	11/28/2005	††	5,261,414	5,261,414
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	4,463,380	4,463,380
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	2,867,256	2,867,256
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	2,867,256	2,867,256
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	5,001,894	5,001,894
Harris Trust & Savings Bank
3.795%	11/04/2005	††	1,433,628	1,433,628
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	1,720,354	1,720,354
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	5,017,697	5,017,697
Rabobank Nederland
3.940%	05/31/2006	††	3,584,070	3,584,070
				35,084,203
TOTAL CASH EQUIVALENTS
(Cost $175,486,951)				175,486,951

REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 09/30/05 due 10/03/05, with a maturity value of $30,071,809 and an effective yield of 3.15% collateralized by U.S. Government Obligations with rates ranging from 6.375% to 6.875%, maturity dates ranging from 08/16/2016 to 05/25/2028 and an aggregate market value of $31,567,113.			30,063,917	30,063,917
TOTAL INVESTMENTS—113.4%
(Cost $1,218,144,458)				1,424,077,730
Other assets less liabilities—(13.4%)				(168,784,817)
NET ASSETS—100.0%				$1,255,292,913

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.83% of Total Investments.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Growth & Income Fund	Shares	Value
COMMON STOCKS—96.5%
Advertising—0.3%
Monster Worldwide, Inc. *†	26,100	$801,531
Omnicom Group †	21,100	1,764,593
		2,566,124
Aerospace & Defense—1.5%
Boeing Company (The)	15,300	1,039,635
General Dynamics Corporation	87,300	10,436,715
Honeywell International, Inc.	55,000	2,062,500
Lockheed Martin Corporation	25,000	1,526,000
		15,064,850
Airlines—0.5%
Southwest Airlines Company †	349,100	5,184,135
Apparel Retailers—0.3%
Kohl’s Corporation *	55,000	2,759,900
Automotive—0.2%
Autonation, Inc. *	56,100	1,120,317
Delphi Corporation	131,500	362,940
Navistar International Corporation *	8,900	288,627
		1,771,884
Banking—12.6%
American Express Company	75,000	4,308,000
AmeriCredit Corporation *	38,800	926,156
Bank of America Corporation	261,800	11,021,780
Capital One Financial Corporation	9,300	739,536
Citigroup, Inc.	545,750	24,842,540
Golden West Financial Corporation †	131,500	7,809,785
Hudson City Bancorp, Inc.	128,500	1,529,150
IndyMac Bancorp, Inc. †	34,500	1,365,510
JP Morgan Chase & Company	352,936	11,975,118
Mellon Financial Corporation	82,000	2,621,540
National City Corporation	146,700	4,905,648
Northern Trust Corporation	50,000	2,527,500
PNC Financial Services Group, Inc.	50,200	2,912,604
SLM Corporation †	220,000	11,800,800
State Street Corporation	143,000	6,995,560
Suntrust Banks, Inc.	43,600	3,028,020
U.S. Bancorp †	168,000	4,717,440
Washington Mutual, Inc. †	196,000	7,687,120
Wells Fargo & Company	187,900	11,005,303
		122,719,110
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	108,303	7,983,014
Anheuser-Busch Companies, Inc.	71,384	3,072,367
Campbell Soup Company	172,900	5,143,775
Coca-Cola Company (The)	62,800	2,712,332
H.J. Heinz Company	16,700	610,218
Kellogg Company	91,400	4,216,282
Kraft Foods, Inc. Class A	57,600	1,761,984
Pepsi Bottling Group, Inc.	26,300	750,865
Pepsico, Inc.	173,700	9,850,527
Safeway, Inc. †	133,300	3,412,480
Sysco Corporation	54,000	1,693,980
Unilever NV (Netherlands) †	36,400	2,600,780
		43,808,604
Building Materials—1.1%
Home Depot, Inc.	115,000	4,386,100
Lowe’s Companies, Inc.	92,200	5,937,680
		10,323,780
Chemicals—1.9%
Air Products & Chemicals, Inc.	16,500	909,810
Dow Chemical Company (The)	143,900	5,996,313
EI Du Pont de Nemours & Company	147,200	5,765,824
Huntsman Corporation *	147,600	2,885,580
Methanex Corporation (Canada)	32,300	480,301
Monsanto Company	30,000	1,882,500
Potash Corporation of Saskatchewan, Inc. (Canada)	5,900	550,588
		18,470,916
Coal—0.0%
Arch Coal, Inc. †	7,500	506,250
Commercial Services—1.1%
Accenture Ltd. Class A (Bermuda)	45,000	1,145,700
Allied Waste Industries, Inc. *†	92,200	779,090
Apollo Group, Inc. Class A *	34,000	2,257,260
Cintas Corporation	30,000	1,231,500
Fluor Corporation †	51,200	3,296,256
Paychex, Inc.	30,000	1,112,400
Siemens AG Sponsored ADR (Germany) †	9,000	695,970
		10,518,176
Communications—1.0%
American Tower Corporation Class A *†	28,400	708,580
Corning, Inc. *	49,100	949,103
Motorola, Inc.	101,100	2,233,299
Polycom, Inc. *	40,000	646,800
Qualcomm, Inc.	118,500	5,302,875
		9,840,657
Computer Software & Processing—5.3%
Adobe Systems, Inc.	135,700	4,050,645
Affiliated Computer Services, Inc. Class A *	83,900	4,580,940
Automatic Data Processing, Inc.	90,800	3,908,032
BMC Software, Inc. *	35,600	751,160
Cadence Design Systems, Inc. *†	25,100	405,616
Checkfree Corporation *†	22,059	834,271
First Data Corporation	65,000	2,600,000
Fiserv, Inc. *	30,000	1,376,100
Google, Inc. Class A *	5,600	1,772,176
Intuit, Inc. *	50,000	2,240,500
Juniper Networks, Inc. *	50,000	1,189,500
Microsoft Corporation	594,400	15,293,912
Oracle Corporation *	170,000	2,106,300
SAP AG ADR (Germany)	81,200	3,518,396
Sun Microsystems, Inc. *	305,200	1,196,384
Symantec Corporation *	67,452	1,528,462
VeriSign, Inc. *†	22,900	489,373
Yahoo!, Inc. *	101,700	3,441,528
		51,283,295
Computers & Information—2.7%
Cisco Systems, Inc. *	459,550	8,239,732
Dell, Inc. *	170,000	5,814,000
EMC Corporation *	150,000	1,941,000
Hewlett-Packard Company	54,100	1,579,720

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth & Income Fund	Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corporation	13,300	$1,066,926
International Game Technology	95,000	2,565,000
Jabil Circuit, Inc. *	75,000	2,319,000
Lexmark International, Inc. *	28,200	1,721,610
Seagate Technology (Cayman Islands) †	50,100	794,085
		26,041,073
Cosmetics & Personal Care—0.9%
Avon Products, Inc.	100,700	2,718,900
Gillette Company (The)	25,000	1,455,000
Procter & Gamble Company	77,700	4,620,042
		8,793,942
Diversified—2.0%
General Electric Company	580,300	19,538,701
Electric Utilities—3.7%
AES Corporation (The) *	138,600	2,277,198
Calpine Corporation *†	185,800	481,222
Consolidated Edison, Inc. †	68,400	3,320,820
Constellation Energy Group, Inc.	31,600	1,946,560
Dominion Resources, Inc.	65,150	5,612,021
Entergy Corporation	21,000	1,560,720
Exelon Corporation †	88,200	4,713,408
FPL Group, Inc.	68,600	3,265,360
PPL Corporation	112,600	3,640,358
Progress Energy, Inc. †	38,600	1,727,350
SCANA Corporation	56,500	2,386,560
Southern Company (The)	44,500	1,591,320
TXU Corporation	27,700	3,126,776
		35,649,673
Electrical Equipment—0.6%
Cooper Industries Ltd. Class A	33,500	2,316,190
Emerson Electric Company	49,100	3,525,380
		5,841,570
Electronics—4.5%
Agilent Technologies, Inc. *	88,214	2,889,009
Altera Corporation *†	182,900	3,495,219
Analog Devices, Inc. †	70,000	2,599,800
Applied Micro Circuits Corporation *	163,700	491,100
Avnet, Inc. *	26,800	655,260
Fairchild Semiconductor International, Inc. *†	48,800	725,168
Flextronics International Ltd. (Singapore) *	161,900	2,080,415
Freescale Semiconductor, Inc. Class A *	92,200	2,158,402
Intel Corporation †	425,400	10,486,110
International Rectifier Corporation *	36,700	1,654,436
JDS Uniphase Corporation *	158,000	350,760
Linear Technology Corporation	68,600	2,578,674
Maxim Integrated Products, Inc.	92,000	3,923,800
Novellus Systems, Inc.	15,400	386,232
PMC-Sierra, Inc. *†	60,300	531,243
Silicon Laboratories, Inc. *†	20,100	610,839
Teradyne, Inc. *	70,300	1,159,950
Texas Instruments, Inc.	86,000	2,915,400
Xilinx, Inc. †	162,100	4,514,485
		44,206,302
Entertainment & Leisure—1.5%
Harrah’s Entertainment, Inc.	37,000	2,412,030
Mattel, Inc.	32,600	543,768
Time Warner, Inc.	611,900	11,081,509
Walt Disney Company	6,900	166,497
		14,203,804
Financial Services—3.7%
Berkshire Hathaway, Inc. Class A *	38	3,116,000
Charles Schwab Corporation (The)	160,000	2,308,800
Federal Home Loan Mortgage Corporation	44,300	2,501,178
Federal National Mortgage Association	85,400	3,827,628
Franklin Resources, Inc.	55,000	4,617,800
Goldman Sachs Group, Inc.	90,600	11,015,148
Legg Mason, Inc.	40,000	4,387,600
Merrill Lynch & Company, Inc.	46,000	2,822,100
Morgan Stanley	25,000	1,348,500
		35,944,754
Forest Products & Paper—0.4%
International Paper Company †	24,700	736,060
Kimberly Clark Corporation	48,700	2,899,111
		3,635,171
Health Care Providers—1.9%
Caremark Rx, Inc. *	40,000	1,997,200
DaVita, Inc. *	40,500	1,865,835
Lincare Holdings, Inc. *†	44,500	1,826,725
UnitedHealth Group, Inc.	220,000	12,364,000
		18,053,760
Heavy Machinery—4.3%
American Standard Companies, Inc.	66,000	3,072,300
Applied Materials, Inc.	507,900	8,613,984
Baker Hughes, Inc.	105,200	6,278,336
Caterpillar, Inc.	215,000	12,631,250
Deere & Company	30,000	1,836,000
Ingersoll-Rand Company Class A	13,600	519,928
Lam Research Corporation *†	54,200	1,651,474
Rockwell Automation, Inc.	70,300	3,718,870
United Technologies Corporation	72,000	3,732,480
		42,054,622
Home Construction, Furnishings & Appliances—0.1%
Leggett & Platt, Inc.	38,400	775,680
Household Products—0.2%
Illinois Tool Works, Inc.	23,500	1,934,755
Industrial—Diversified—0.6%
Tyco International Ltd. †	213,800	5,954,330
Insurance—6.3%
ACE Ltd. (Bermuda)	97,700	4,598,739
American International Group, Inc.	339,700	21,047,812
Chubb Corporation	70,500	6,313,275
Everest Re Group Ltd. (Bermuda)	5,800	567,820
Hartford Financial Services Group, Inc.	48,300	3,727,311
Marsh & McLennan Companies, Inc.	68,000	2,066,520
Principal Financial Group	79,300	3,756,441
RenaissanceRe Holdings, Ltd. (Bermuda)	700	30,611

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth & Income Fund	Shares	Value
COMMON STOCKS—(Continued)
WellPoint, Inc. *	240,000	$18,196,800
XL Capital Ltd. Class A (Bermuda)	17,100	1,163,313
		61,468,642
Lodging—0.1%
Las Vegas Sands Corporation *†	14,600	480,486
Starwood Hotels & Resorts Worldwide, Inc.	13,800	788,946
		1,269,432
Media—Broadcasting & Publishing—2.2%
Cablevision Systems Corporation Class A *	25,881	793,770
Clear Channel Communications, Inc.	29,800	980,122
Comcast Corporation Class A *	203,900	5,990,582
Comcast Corporation Special Class A *	82,000	2,359,960
DIRECTV Group, Inc. (The) *†	53,091	795,303
EW Scripps Company Class A	40,000	1,998,800
Gannett Company, Inc.	33,200	2,285,156
IAC/InterActiveCorp *	41,649	1,055,802
Knight-Ridder, Inc. †	1,300	76,284
McGraw-Hill Companies, Inc. (The)	14,000	672,560
Viacom, Inc. Class B	133,200	4,396,932
		21,405,271
Medical Supplies—3.8%
Allergan, Inc.	71,000	6,505,020
Baxter International, Inc.	176,100	7,021,107
Beckman Coulter, Inc.	29,500	1,592,410
Biomet, Inc.	43,000	1,492,530
Credence Systems Corporation *	20,900	166,782
Guidant Corporation	37,977	2,616,236
Johnson & Johnson	77,000	4,872,560
Kla-Tencor Corporation †	96,000	4,680,960
Medtronic, Inc.	81,400	4,364,668
St. Jude Medical, Inc. *	40,000	1,872,000
Stryker Corporation	28,000	1,384,040
Thermo Electron Corporation *	12,100	373,890
		36,942,203
Metals—2.8%
Alcoa, Inc.	340,000	8,302,800
Cameco Corporation (Canada) †	89,000	4,761,500
Danaher Corporation †	174,300	9,382,569
Precision Castparts Corporation †	91,600	4,863,960
		27,310,829
Oil & Gas—7.6%
BJ Services Company †	25,600	921,344
Chevron Texaco Corporation	42,472	2,749,213
ConocoPhillips	114,200	7,983,722
Exxon Mobil Corporation	369,600	23,484,384
GlobalSantaFe Corporation	131,000	5,976,220
Halliburton Company	11,300	774,276
Kinder Morgan Management LLC *	18,096	896,838
Kinder Morgan, Inc.	13,626	1,310,276
MDU Resources Group, Inc.	23,200	827,080
Occidental Petroleum Corporation	39,400	3,365,942
Royal Dutch Shell PLC Class A ADR (United Kingdom) †	93,700	6,150,468
Royal Dutch Shell PLC—Class B ADR (United Kingdom) †	25,256	1,739,381
Schlumberger Ltd. †	109,600	9,248,048
Smith International, Inc. †	100,000	3,331,000
Total Fina SA ADR (France)	10,000	1,358,200
Transocean, Inc. *	16,300	999,353
Weatherford International Ltd. *	26,400	1,812,624
Williams Companies, Inc.	25,200	631,260
		73,559,629
Pharmaceuticals—6.8%
Abbott Laboratories	40,000	1,695,996
AmerisourceBergen Corporation †	28,900	2,233,970
Amgen, Inc. *	96,400	7,680,188
AstraZeneca Group PLC ADR (United Kingdom)	251,100	11,826,810
Biogen Idec, Inc. *	20,000	789,600
Cardinal Health, Inc.	10,000	634,400
Eli Lilly & Company †	68,300	3,655,416
Forest Laboratories, Inc. *	178,700	6,963,939
Genentech, Inc. *	50,000	4,210,500
ImClone Systems, Inc. *†	11,400	358,530
McKesson Corporation	25,400	1,205,230
Medco Health Solutions, Inc. *	32,200	1,765,526
Millennium Pharmaceuticals, Inc. *†	86,200	804,246
Pfizer, Inc.	407,186	10,167,434
Sepracor, Inc. *†	11,300	666,587
Teva Pharmaceutical Industries Ltd. ADR (Israel) †	71,600	2,392,872
Wyeth	206,500	9,554,755
		66,605,999
Real Estate—0.1%
General Growth Properties, Inc. REIT †	22,610	1,015,867
Restaurants—0.3%
McDonald’s Corporation	96,200	3,221,738
Retailers—3.8%
Amazon.Com, Inc. *†	44,200	2,002,260
Best Buy Company, Inc.	64,500	2,807,685
CVS Corporation	292,600	8,488,326
Costco Wholesale Corporation	65,900	2,839,631
Dollar General Corporation	136,000	2,494,240
Dollar Tree Stores, Inc. *†	59,300	1,283,845
eBay, Inc. *	106,200	4,375,440
RadioShack Corporation †	29,500	731,600
Target Corporation	130,500	6,776,865
Wal-Mart Stores, Inc.	91,000	3,987,620
Williams-Sonoma, Inc. *	38,500	1,476,475
		37,263,987
Telecommunications—0.5%
Nokia Corporation ADR (Finland)	136,000	2,299,760
Vodafone Group PLC ADR (United Kingdom)	100,000	2,597,000
		4,896,760
Telephone Systems—2.9%
AT&T Corporation	96,700	1,914,660
BellSouth Corporation	186,900	4,915,470
Qwest Communications International, Inc. *†	240,000	984,000
SBC Communications, Inc. †	237,600	5,695,272
Sprint Corp.-FON Group	510,600	12,142,068
TELUS Corporation Non-Voting Shares (Canada)	47,000	1,914,780
Verizon Communications, Inc.	31,300	1,023,197
		28,589,447

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth & Income Fund	Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.4%
Nike, Inc. Class B	45,500	$3,716,440
Transportation—1.5%
CSX Corporation	53,900	2,505,272
Carnival Corporation	99,400	4,968,012
Expedia, Inc. *†	26,649	527,917
Union Pacific Corporation	8,000	573,600
United Parcel Service, Inc. Class B	80,600	5,571,878
		14,146,679
TOTAL COMMON STOCKS
(Cost $789,919,074)		938,858,741

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.1%
Banking—0.7%
Old Line Funding Corp., 144A
3.750%	10/26/2005	**	$500,000	498,698
Preferred Receivables Funding, 144A
3.730%	10/19/2005	**	2,000,000	1,996,270
Sheffield Receivables Corp., 144A
3.700%	10/06/2005	**	2,500,000	2,498,715
Tulip Funding Corp., 144A
3.640%	10/04/2005	**	1,830,000	1,829,445
				6,823,128
Financial Services—0.4%
CRC Funding LLC, 144A
3.610%	10/11/2005	**	2,100,000	2,097,894
Falcon Asset Securitization Corp., 144A
3.780%	10/31/2005	**	2,000,000	1,993,700
				4,091,594
TOTAL COMMERCIAL PAPER
(Cost $10,914,722)				10,914,722

CASH EQUIVALENTS—12.3%
Institutional Money Market Funds—0.5%
American Beacon Funds
3.682%	10/03/2005	††	1,459,278	1,459,278
BGI Institutional Fund
3.779%	10/03/2005	††	2,926,244	2,926,244
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	778,281	778,281
				5,163,803
Bank & Certificate Deposits/Offshore Time Deposits—9.3%
Bank of Montreal
3.790%	11/01/2005	††	2,918,554	2,918,554
Bank of Nova Scotia
3.770%	10/31/2005	††	3,404,981	3,404,981
Bank of Nova Scotia
3.660%	10/11/2005	††	3,036,295	3,036,295
Bank of the West (The)
3.760%	10/28/2005	††	972,851	972,851
Barclays
3.710%	10/14/2005	††	1,653,848	1,653,848
Barclays
3.700%	10/14/2005	††	2,140,273	2,140,273
Barclays
3.615%	10/03/2005	††	2,398,019	2,398,019
Blue Ridge Asset
3.779%	10/20/2005	††	2,918,554	2,918,554
BNP Paribas
3.750%	10/28/2005	††	2,918,554	2,918,554
Citigroup
3.630%	10/31/2005	††	3,891,406	3,891,406
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	4,864,258	4,864,258
Fortis Bank
3.810%	10/07/2005	††	1,556,562	1,556,562
Fortis Bank
3.720%	10/18/2005	††	1,945,704	1,945,704
Grampian Funding LLC
3.763%	10/20/2005	††	2,432,129	2,432,129
Greyhawk Funding
3.742%	10/17/2005	††	1,443,150	1,443,150
Greyhawk Funding
3.660%	10/05/2005	††	1,459,278	1,459,278
Lloyds TSB Bank
3.760%	10/28/2005	††	1,459,278	1,459,278
Merrill Lynch & Company
3.928%	10/03/2005	††	7,954,819	7,954,819
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	1,945,704	1,945,704
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	1,459,278	1,459,278
Ranger Funding
3.752%	10/17/2005	††	1,945,704	1,945,704
Royal Bank of Canada
3.780%	10/06/2005	††	5,503,088	5,503,088
Royal Bank of Scotland
3.760%	11/01/2005	††	4,864,258	4,864,258
Sheffield Receivables Corporation
3.711%	10/13/2005	††	2,918,554	2,918,554
Societe Generale
3.780%	10/03/2005	††	4,864,258	4,864,258
Svenska Handlesbanken
3.875%	10/03/2005	††	4,596,274	4,596,274
Toronto Dominion Bank
3.680%	10/04/2005	††	1,459,278	1,459,278
UBS AG
3.750%	10/31/2005	††	1,945,704	1,945,704
Wachovia Bank NA
3.760%	10/25/2005	††	3,891,406	3,891,406
Wells Fargo
3.770%	10/19/2005	††	2,918,554	2,918,554
Yorktown Capital LLC
3.755%	10/05/2005	††	2,432,129	2,432,129
				90,112,702
Floating Rate Instruments/Master Notes—2.5%
Bank of America
3.770%	10/18/2005	††	1,945,704	1,945,704
Bank of America
3.770%	11/28/2005	††	3,570,365	3,570,365
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	3,028,824	3,028,824
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	1,945,704	1,945,704
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	1,945,704	1,945,704
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	3,394,257	3,394,257
Harris Trust & Savings Bank
3.795%	11/04/2005	††	972,851	972,851

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	$1,167,422	$1,167,422
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	3,404,981	3,404,981
Rabobank Nederland
3.940%	05/31/2006	††	2,432,129	2,432,129
				23,807,941
TOTAL CASH EQUIVALENTS
(Cost $119,084,446)				119,084,446

REPURCHASE AGREEMENTS—2.6%
IBT Repurchase Agreement dated 09/30/2005 due 10/03/2005, with a maturity value of $25,209,266 and an effective yield of 3.15% collateralized by U.S. Obligations with rates ranging from 6.875% to 7.125%, maturity dates ranging from 05/25/2015 to 04/25/2017 and an aggregate market value of $26,462,783.			25,202,651	25,202,651
TOTAL INVESTMENTS—112.5%
(Cost $945,120,893)				1,094,060,560
Other assets less liabilities—(12.5%)				(121,495,264)
NET ASSETS—100.0%				$972,565,296

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.00% of Total Investments.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Growth Fund	Shares	Value
COMMON STOCKS—97.4%
Advertising—0.1%
Monster Worldwide, Inc. *†	40,500	$1,243,755
Valueclick, Inc. *†	11,400	194,826
		1,438,581
Aerospace & Defense—0.5%
Goodrich Corporation	21,000	931,140
Boeing Company (The)	80,600	5,476,770
European Aeronautic Defense and Space Company (Netherlands) †	12,300	438,165
Lockheed Martin Corporation	76,000	4,639,040
Northrop Grumman Corporation	55,900	3,038,165
Textron, Inc.	4,800	344,256
		14,867,536
Apparel Retailers—1.1%
Abercrombie & Fitch Company Class A	57,000	2,841,450
Bebe Stores, Inc.	38,550	674,625
Buckle, Inc. (The)	8,500	288,745
Carter’s, Inc. *	10,300	585,040
Chico’s FAS, Inc. *	50,800	1,869,440
Citi Trends, Inc. *	11,704	255,498
Dress Barn, Inc. *	63,900	1,454,364
Kohl’s Corporation *	421,700	21,160,906
Nordstrom, Inc.	20,900	717,288
Urban Outfitters, Inc. *†	22,400	658,560
		30,505,916
Automotive—0.9%
Autoliv, Inc.	62,400	2,714,400
BorgWarner, Inc.	23,700	1,338,102
Harley-Davidson, Inc.	277,200	13,427,568
ITT Industries, Inc.	57,600	6,543,360
Winnebago Industries, Inc. †	67,400	1,952,578
		25,976,008
Banking—2.8%
American Express Company	146,400	8,409,216
AmeriCredit Corporation *†	138,500	3,305,995
Bank of America Corporation	80,500	3,389,050
Bank of Hawaii Corporation	29,100	1,432,302
Citigroup, Inc.	386,700	17,602,584
Downey Financial Corporation	8,000	487,200
Fremont General Corporation	20,600	449,698
Golden West Financial Corporation	42,300	2,512,197
Hudson City Bancorp, Inc.	72,600	863,940
Nelnet, Inc. Class A *†	12,900	490,329
UnionBanCal Corporation	12,200	850,584
Washington Mutual, Inc. †	28,000	1,098,160
Wells Fargo & Company	666,500	39,036,905
		79,928,160
Beverages, Food & Tobacco—4.0%
Altria Group, Inc.	94,500	6,965,595
Anheuser-Busch Companies, Inc. †	564,600	24,300,384
Archer-Daniels-Midland Company	214,500	5,289,570
Brown-Forman Corporation Class B	21,700	1,292,018
Coca-Cola Company (The)	726,800	31,390,492
Flowers Foods, Inc.	6,100	166,408
Hershey Foods Corporation	63,100	3,553,161
Pepsico, Inc.	659,700	37,411,587
Tootsie Roll Industries, Inc.	11,800	374,650
UST, Inc.	14,000	586,040
		111,329,905
Building Materials—1.9%
Carbo Ceramics, Inc.	4,900	323,351
Cemex SA de CV ADR (Mexico)	5,600	292,880
Champion Enterprises, Inc. *†	574,800	8,495,544
Florida Rock Industries, Inc.	20,750	1,329,868
Home Depot, Inc.	384,900	14,680,086
Ingram Micro, Inc. Class A *	61,900	1,147,626
Lowe’s Companies, Inc. †	297,800	19,178,320
Owens & Minor, Inc.	28,200	827,670
USG Corporation *†	7,700	529,144
Vulcan Materials Company	96,500	7,161,265
		53,965,754
Chemicals—2.1%
Aber Diamond Corp. (Canada) †	18,400	673,992
Air Products & Chemicals, Inc.	55,500	3,060,270
Chemtura Corporation	60,900	756,378
Church & Dwight, Inc. †	27,500	1,015,850
Ecolab, Inc.	315,500	10,073,915
K&S AG (Germany)	32,976	2,335,827
Monsanto Company	178,200	11,182,050
Mosaic Company (The) *†	52,100	834,642
Potash Corporation of Saskatchewan, Inc. (Canada) †	194,540	18,154,473
Praxair, Inc.	212,900	10,204,297
UAP Holding Corporation	3,200	57,920
USEC, Inc.	124,400	1,388,304
		59,737,918
Coal—1.2%
Alpha Natural Resources, Inc. *	16,600	498,664
Consol Energy, Inc.	216,300	16,497,201
Fording Canadian Coal Trust (Canada) †	15,900	676,863
Peabody Energy Corporation	177,800	14,997,430
		32,670,158
Commercial Services—3.4%
ABB, Ltd., Sponsored ADR (Switzerland) *	212,900	1,566,945
Accenture Ltd. Class A (Bermuda) †	333,400	8,488,364
Akamai Technologies, Inc. *†	22,500	358,875
American Ecology Corp.	5,700	111,834
Apollo Group, Inc. Class A *	146,600	9,732,774
CDI Corporation	8,100	239,274
Celgene Corporation *†	294,200	15,980,944
Cendant Corporation	91,800	1,894,752
Cintas Corporation	353,100	14,494,755
Clean Harbors, Inc. *	26,300	892,885
Cytyc Corporation *†	20,000	537,000
Digitas, Inc. *	133,550	1,517,128
Dollar Thrifty Automotive Group, Inc. *	19,500	656,565
Fluor Corporation †	11,100	714,618
Forrester Research, Inc. *	3,800	79,116
FTI Consulting, Inc. *†	15,700	396,582
Healthcare Services Group, Inc.	15,600	300,300
Jacobs Engineering Group, Inc. *	11,700	788,580

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
JGC Corporation (Japan)		14,000	$257,654
Paychex, Inc.		573,350	21,259,818
Republic Services, Inc.		347,900	12,277,391
Robert Half International, Inc.	†	58,100	2,067,779
Senomyx, Inc.	*	2,700	45,981
Washington Group International, Inc.	*	40,797	2,198,550
			96,858,464
Communications—1.7%
American Tower Corporation Class A	*	66,300	1,654,185
Ciena Corporation	*	427,700	1,129,128
Comverse Technology, Inc.	*	64,800	1,702,296
Corning, Inc.	*	103,300	1,996,789
Foundry Networks, Inc.	*	17,200	218,440
L-3 Communications Holdings, Inc.	†	19,200	1,518,144
Motorola, Inc.		387,400	8,557,666
Powerwave Technologies, Inc.	*†	36,900	479,331
Qualcomm, Inc.		425,600	19,045,600
Tellabs, Inc.	*	138,900	1,461,228
XM Satellite Radio Holdings, Inc. Class A	*†	253,300	9,096,003
			46,858,810
Computer Software & Processing—11.1%
Activision, Inc.	*	218,166	4,461,495
Autodesk, Inc.		254,700	11,828,268
Automatic Data Processing, Inc.		797,900	34,341,616
Cerner Corporation	*†	40,400	3,511,972
Checkfree Corporation	*	8,900	336,598
Citrix Systems, Inc.	*	77,700	1,953,378
Cognos, Inc. (Canada)	*†	230,100	8,957,793
Computer Associates International, Inc.	†	475,000	13,209,750
Computer Sciences Corporation	*	75,800	3,586,098
Electronic Arts, Inc.	*	353,231	20,095,312
Fair Isaac Corporation		10,200	456,960
First Data Corporation		476,200	19,048,000
Fiserv, Inc.	*	154,900	7,105,263
Google, Inc. Class A	*†	137,250	43,434,135
Linktone, Ltd., ADR (Cayman Islands)	*†	60,600	661,752
McAfee, Inc.	*	186,600	5,862,972
Mentor Graphics Corporation	*	117,865	1,013,639
Microsoft Corporation		3,187,970	82,026,468
NAVTEQ Corporation	*	80,100	4,000,995
Nvidia Corporation	*	23,000	788,440
Oracle Corporation	*	59,700	739,683
Pixar, Inc.	*†	69,300	3,084,543
SAP AG ADR (Germany)		238,700	10,342,871
Symantec Corporation	*	42,800	969,848
Tencent Holdings, Ltd. (Cayman Islands)		129,000	156,318
Vignette Corporation	*	8,300	132,053
Websense, Inc.	*	22,300	1,141,983
Yahoo!, Inc.	*	879,900	29,775,816
			313,024,019
Computers & Information—4.8%
Cisco Systems, Inc.	*	2,298,400	41,210,312
Dell, Inc.	*†	827,900	28,314,180
EMC Corporation	*	742,200	9,604,068
Hewlett-Packard Company		122,600	3,579,920
International Business Machines Corporation		447,900	35,930,538
International Game Technology	†	478,500	12,919,500
NYFIX, Inc.	*†	15,200	87,704
Symbol Technologies, Inc.		9,036	87,468
Western Digital Corporation	*	261,900	3,386,367
			135,120,057
Cosmetics & Personal Care—0.9%
Colgate-Palmolive Company		14,600	770,734
Gillette Company (The)		50,600	2,944,920
Procter & Gamble Company		345,100	20,519,646
			24,235,300
Diversified—2.2%
General Electric Company		1,855,200	62,464,584
Electric Utilities—0.5%
Allegheny Energy, Inc.	*†	13,000	399,360
Black Hills Corporation		48,200	2,090,434
Exelon Corporation		12,200	651,968
FPL Group, Inc.	†	18,500	880,600
PG&E Corporation	†	129,500	5,082,875
Sierra Pacific Resources	*	29,400	436,590
TXU Corporation	†	47,700	5,384,376
			14,926,203
Electrical Equipment—0.3%
Emerson Electric Company		64,500	4,631,100
Energizer Holdings, Inc.	*	52,100	2,954,070
Leica Geosystems AG (Switzerland)	*	940	427,053
			8,012,223
Electronics—5.2%
Advanced Micro Devices, Inc.	*†	584,700	14,734,440
Agilent Technologies, Inc.	*	18,000	589,500
Avnet, Inc.	*	47,600	1,163,820
Cypress Semiconductor Corporation	*	22,600	340,130
Flir Systems, Inc.	*††	120,700	3,570,306
Freescale Semiconductor, Inc. Class B	*	191,186	4,508,166
Garmin Ltd. (Cayman Islands)	†	201,249	13,650,720
Intel Corporation		1,764,100	43,485,065
Linear Technology Corporation		361,800	13,600,062
Maxim Integrated Products, Inc.		191,700	8,176,005
Micron Technology, Inc.	*	699,600	9,304,680
QLogic Corporation	*	60,632	2,073,614
Raytheon Company		8,700	330,774
Rockwell Collins, Inc.		64,500	3,116,640
Siliconware Precision Industries Co., ADR (Taiwan)	†	32,400	167,832
Texas Instruments, Inc.		824,300	27,943,770
			146,755,524
Entertainment & Leisure—0.9%
International Speedway Corporation Class A		30,940	1,623,422
International Speedway Corporation Class B		37,800	1,946,700
Li Ning Co., Ltd. (Cayman Islands)		130,000	77,508
Penn National Gaming, Inc.	*	28,400	883,524
Time Warner, Inc.		202,700	3,670,897
Walt Disney Company		734,400	17,721,072
			25,923,123

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Financial Services—7.0%
Ameritrade Holding Corporation	*†	88,600	$1,903,128
Charles Schwab Corporation (The)		2,055,350	29,658,701
Chicago Mercantile Exchange	†	3,400	1,146,820
Countrywide Financial Corporation	†	369,700	12,192,706
E*Trade Financial Corporation	*	210,300	3,701,280
Franklin Resources, Inc.		278,300	23,366,068
Goldman Sachs Group, Inc.	†	697,300	84,777,734
Legg Mason, Inc.		195,100	21,400,519
Merrill Lynch & Company, Inc.		129,800	7,963,230
Moody’s Corporation	†	110,700	5,654,556
Nasdaq Stock Market Inc.	*	179,800	4,557,930
New Century Financial Corporation REIT	†	9,000	326,430
Refco, Inc.	*	22,900	647,383
			197,296,485
Food Retailers—0.3%
7-Eleven, Inc.	*	54,200	1,930,062
Kroger Company	*	16,900	347,971
Starbucks Corporation	*	22,700	1,137,270
Whole Foods Market, Inc.		44,100	5,929,245
			9,344,548
Forest Products & Paper—0.3%
Martin Marietta Materials, Inc.		103,500	8,120,610
Stella-Jones, Inc. (Canada)		10,800	100,947
			8,221,557
Health Care Providers—1.8%
Caremark Rx, Inc.	*	115,700	5,776,901
Edwards Lifesciences Corporation	*	43,700	1,940,717
Express Scripts, Inc.	*†	60,600	3,769,320
HCA, Inc.		158,000	7,571,360
Horizon Health Corp.	*	21,800	592,306
Pacificare Health Systems	*	63,500	5,066,030
Psychiatric Solutions, Inc.	*	24,460	1,326,466
UnitedHealth Group, Inc.		421,800	23,705,160
			49,748,260
Heavy Construction—0.0%
Foster Wheeler, Ltd. (Bermuda)	*†	24,600	759,894
Perini Corp.	*	2,900	52,780
			812,674
Heavy Machinery—2.1%
Agco Corporation	*†	28,200	513,240
Bucyrus International, Inc. Class A	†	46,500	2,284,545
Caterpillar, Inc.		291,800	17,143,250
Chicago Bridge & Iron Company NV NY Shares (Netherlands)		493,900	15,355,351
Donaldson Company, Inc.	†	3,300	100,749
Dresser-Rand Group, Inc.	*	4,200	103,446
Joy Global, Inc.		229,650	11,588,139
Lam Research Corporation	*†	51,600	1,572,252
Manitowoc Company		5,400	271,350
Pentair, Inc.		16,500	602,250
Stewart & Stevenson Services		47,100	1,123,335
Tennant Company		14,900	610,602
Toro Company		14,300	525,668
UNOVA, Inc.	*	182,800	6,394,344
			58,188,521
Home Construction, Furnishings & Appliances—0.2%
Herman Miller, Inc.		33,684	1,020,625
HNI Corporation	†	11,900	716,618
Kinetic Concepts, Inc.	*†	30,100	1,709,680
NVR, Inc.	*	990	876,101
			4,323,024
Household Products—0.3%
Newell Rubbermaid, Inc.		327,000	7,406,550
Insurance—5.2%
ACE Ltd. (Bermuda)		100	4,707
Aetna, Inc.		391,400	33,715,196
American International Group, Inc.		1,050,750	65,104,470
Chubb Corporation		5,600	501,480
Cigna Corporation		40,600	4,785,116
Conseco, Inc.	*	68,500	1,446,035
Genworth Financial, Inc. Class A	†	92,800	2,991,872
Health Net, Inc.	*†	54,500	2,578,940
HealthExtras, Inc.	*	1,700	36,346
Humana, Inc.	*	298,600	14,296,968
Leucadia National Corporation	†	68,400	2,948,040
Loews Corporation		37,600	3,474,616
MBIA, Inc.	†	61,500	3,728,130
Metlife, Inc.		20,000	996,600
Progressive Corporation (The)		19,100	2,001,107
St. Paul Travelers Companies		8,100	363,447
WellPoint, Inc.	*	71,700	5,436,294
WR Berkley Corporation		41,800	1,650,264
Zenith National Insurance Corporation	†	11,800	739,742
			146,799,370
Lodging—0.6%
Choice Hotels International, Inc.	†	18,200	1,176,448
Hilton Hotels Corporation		462,800	10,329,696
MGM Mirage, Inc.	*	88,600	3,878,022
Station Casinos, Inc.		20,500	1,360,380
			16,744,546
Media—Broadcasting & Publishing—2.4%
Comcast Corporation Class A	*	173,000	5,082,740
Comcast Corporation Special Class A	*	29,900	860,522
DIRECTV Group, Inc. (The)	*	912,700	13,672,246
Gannett Company, Inc.	†	467,300	32,164,259
IAC/InterActiveCorp	*†	313,900	7,957,365
Liberty Media Corporation Class A	*	476,900	3,839,045
McGraw-Hill Companies, Inc. (The)		7,300	350,692
Viacom, Inc. Class B		104,000	3,433,040
			67,359,909
Medical Equipment & Supplies—0.0%
Cholestech Corporation	*	3,100	31,248
Coherent, Inc.	*	2,900	84,912
Hologic, Inc.	*	11,400	658,350
Lifecore Biomedical, Inc.	*	1,600	19,344
Ventana Medical Systems, Inc.	*	1,300	49,491
			843,345

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Growth Fund	Shares	Value
COMMON STOCKS—(Continued)
Medical Supplies—4.8%
Allergan, Inc.	48,700	$4,461,894
Baxter International, Inc.	93,200	3,715,884
C.R. Bard, Inc.	48,200	3,182,646
DJ Orthopedics, Inc. *	4,200	121,548
Fisher Scientific International *	127,600	7,917,580
Guidant Corporation	18,500	1,274,465
Haemonetics Corporation *	19,700	936,341
Intralase Corp. *†	4,200	61,782
Johnson & Johnson	792,600	50,155,728
Kla-Tencor Corporation	21,700	1,058,092
Medtronic, Inc.	998,900	53,561,018
Mentor Corporation	25,500	1,402,755
Oakley, Inc.	57,700	1,000,518
St. Jude Medical, Inc. *	94,600	4,427,280
Syneron Medical, Ltd. (Israel) *†	7,300	266,742
Wright Medical Group, Inc. *†	19,000	468,920
		134,013,193
Metals—1.4%
Alcoa, Inc.	282,300	6,893,766
Allegheny Technologies, Inc.	91,900	2,847,062
Cameco Corporation (Canada) †	103,500	5,537,250
Cleveland-Cliffs, Inc.	2,800	243,908
Lone Star Technologies, Inc. *	2,700	150,093
Phelps Dodge Corporation	16,800	2,182,824
Quanex Corporation	35,000	2,317,700
RTI International Metals, Inc. *	152,900	6,016,615
Shaw Group, Inc. (The) *	86,600	2,135,556
Southern Peru Copper Corporation †	7,500	419,700
Stillwater Mining Company *	23,053	210,935
Titanium Metals Corporation *†	197,000	7,793,320
Watts Water Technologies, Inc. Class A	67,000	1,932,950
		38,681,679
Metals & Mining—0.5%
Inco Ltd. (Canada) †	265,400	12,566,690
Pohang Iron & Steel Company Ltd. ADR (South Korea)	9,400	531,664
		13,098,354
Miscellaneous—0.0%
Li & Fung Ltd. (Hong Kong)	324,000	750,480
Oil & Gas—4.6%
Apache Corporation	113,200	8,514,904
Ashland, Inc.	11,000	607,640
BJ Services Company †	39,200	1,410,808
Burlington Resources, Inc.	43,500	3,537,420
Chevron Texaco Corporation	134,200	8,686,766
ConocoPhillips	207,900	14,534,289
Devon Energy Corporation	18,800	1,290,432
Diamond Offshore Drilling, Inc.	32,000	1,960,000
EOG Resources, Inc. †	34,200	2,561,580
Exxon Mobil Corporation	142,600	9,060,804
Frontier Oil Corporation	74,500	3,304,075
Halliburton Company	96,700	6,625,884
Headwaters, Inc. *†	37,700	1,409,980
Helmerich & Payne, Inc.	57,800	3,490,542
Holly Corporation	4,100	262,318
Nabors Industries Ltd. *	105,400	7,570,882
Newfield Exploration Company *	16,800	824,880
Plains Exploration & Production Company *†	37,100	1,588,622
Quicksilver Resources, Inc. *†	22,724	1,085,980
Rowan Companies, Inc.	55,400	1,966,146
Schlumberger Ltd.	36,900	3,113,622
Smith International, Inc. †	590,600	19,672,886
Sunoco, Inc.	49,800	3,894,360
Tesoro Petroleum Corporation	20,300	1,364,972
Tetra Technologies, Inc. *	4,200	131,124
Tidewater, Inc.	58,200	2,832,594
Valero Energy Corporation	149,900	16,947,694
Williams Companies, Inc.	45,400	1,137,270
		129,388,474
Pharmaceuticals—6.3%
Abbott Laboratories	121,000	5,130,400
Alcon, Inc. (Switzerland) †	2,000	255,760
Alpharma, Inc. Class A	9,000	223,830
AmerisourceBergen Corporation †	44,200	3,416,660
Amgen, Inc. *†	422,500	33,660,575
Barr Pharmaceuticals, Inc. *	6,700	367,964
Biogen Idec, Inc. *†	301,000	11,883,480
Cardinal Health, Inc.	4,200	266,448
Connetics Corporation *†	39,500	667,945
Genentech, Inc. *	459,700	38,711,337
Genzyme Corporation *	158,400	11,347,776
Gilead Sciences, Inc. *	288,800	14,081,888
Invitrogen Corporation *	14,200	1,068,266
KOS Pharmaceuticals, Inc. *	22,700	1,519,311
Martek Biosciences Corporation *†	18,300	642,879
McKesson Corporation	35,000	1,660,750
Medco Health Solutions, Inc. *	35,200	1,930,016
Meridian Bioscience, Inc.	15,300	316,710
Mylan Laboratories	32,300	622,098
Omnicare, Inc.	277,000	15,575,710
Pfizer, Inc.	823,900	20,572,783
Roche Holding AG (Switzerland)	26,353	3,677,287
Schering-Plough Corporation †	315,500	6,641,275
Teva Pharmaceutical Industries Ltd. ADR (Israel)	16,800	561,456
Vertex Pharmaceuticals, Inc. *	5,600	125,160
Watson Pharmaceuticals, Inc. *	35,400	1,295,994
		176,223,758
Real Estate—0.1%
CB Richard Ellis Group, Inc. Class A *	20,000	984,000
General Growth Properties, Inc. REIT	23,500	1,055,855
Prologis REIT	26,400	1,169,784
Sinochem Hong Kong Holding, Ltd. (Bermuda)	1,069,200	188,672
		3,398,311
Restaurants—0.3%
Cheesecake Factory (The) *†	122,327	3,821,495
Darden Restaurants, Inc.	103,900	3,155,443
Luby’s, Inc. *	20,800	271,648
		7,248,586
Retailers—7.3%
Amazon.Com, Inc. *†	673,100	30,491,430
Autozone, Inc. *	5,900	491,175
Best Buy Company, Inc.	17,900	779,187
Circuit City Stores, Inc.	206,700	3,546,972
Coldwater Creek, Inc. *	11,000	277,420
Dillard’s, Inc. Class A	45,900	958,392

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

Vantagepoint Growth Fund	Shares	Value
COMMON STOCKS—(Continued)
eBay, Inc. *	1,619,800	$66,735,760
Fastenal Company †	177,100	10,819,039
Longs Drug Stores Corporation	68,300	2,929,387
Office Depot, Inc. *	19,100	567,270
Stride Rite Corporation	29,900	383,318
Target Corporation	351,900	18,274,167
Tiffany & Company	34,200	1,360,134
Walgreen Company	245,900	10,684,355
Wal-Mart Stores, Inc.	1,143,500	50,108,170
Williams-Sonoma, Inc. *	155,400	5,959,590
		204,365,766
Telecommunications—1.7%
Nokia Corporation ADR (Finland)	2,895,700	48,966,287
Telephone Systems—0.5%
Global Payments, Inc.	23,200	1,803,104
Sprint Corp.-FON Group	574,792	13,668,554
		15,471,658
Textiles, Clothing & Fabrics—1.0%
Coach, Inc. *	129,700	4,067,392
Nike, Inc. Class B	102,600	8,380,368
Polo Ralph Lauren Corporation	1,300	65,390
Puma AG Rudolf Dassler Sport (Germany) †	47,475	12,936,063
Quiksilver, Inc. *	148,300	2,142,935
		27,592,148
Transportation—3.1%
Alexander & Baldwin, Inc.	182,568	9,719,920
Burlington Northern Santa Fe Corporation	85,100	5,088,980
CSX Corporation	72,300	3,360,504
Canadian Pacific Railway Ltd. (Canada)	3,600	154,656
Carnival Corporation †	170,300	8,511,594
Expedia, Inc. *†	877,200	17,377,332
FedEx Corporation	95,600	8,329,628
Fleetwood Enterprises, Inc. *	8,200	100,860
Florida East Coast Industries	10,400	471,016
Forward Air Corporation	27,975	1,030,599
GATX Corporation	8,200	324,310
HUB Group, Inc. Class A *	21,940	805,417
Kansas City Southern *†	145,200	3,384,612
Kirby Corporation *	19,900	983,657
Laidlaw International, Inc.	138,200	3,340,294
Landstar System, Inc.	104,992	4,202,830
Norfolk Southern Corporation	91,200	3,699,072
Shun TAK Holdings, Ltd. (Hong Kong)	374,000	311,658
Thor Industries, Inc.	160,060	5,442,040
Trinity Industries, Inc.	5,600	226,744
UTI Worldwide, Inc. (Luxembourg)	55,222	4,290,749
United Parcel Service, Inc. Class B	100,600	6,954,478
		88,110,950
TOTAL COMMON STOCKS
(Cost $2,447,310,783)		2,738,996,676

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—9.0%
Institutional Money Market Funds—0.4%
American Beacon Funds
3.682%	10/03/2005	††	$3,096,109	3,096,109
BGI Institutional Fund
3.779%	10/03/2005	††	6,208,531	6,208,531
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	1,651,259	1,651,259
				10,955,899
Bank & Certificate Deposits/Offshore Time Deposits—6.8%
Bank of Montreal
3.790%	11/01/2005	††	6,192,216	6,192,216
Bank of Nova Scotia
3.770%	10/31/2005	††	7,224,253	7,224,253
Bank of Nova Scotia
3.660%	10/11/2005	††	6,442,021	6,442,021
Bank of the West (The)
3.760%	10/28/2005	††	2,064,072	2,064,072
Barclays
3.710%	10/14/2005	††	3,508,923	3,508,923
Barclays
3.700%	10/14/2005	††	4,540,959	4,540,959
Barclays
3.615%	10/03/2005	††	5,087,809	5,087,809
Blue Ridge Asset
3.779%	10/20/2005	††	6,192,216	6,192,216
BNP Paribas
3.750%	10/28/2005	††	6,192,216	6,192,216
Citigroup
3.630%	10/31/2005	††	8,256,289	8,256,289
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	10,320,361	10,320,361
Fortis Bank
3.810%	10/07/2005	††	3,302,515	3,302,515
Fortis Bank
3.720%	10/18/2005	††	4,128,144	4,128,144
Grampian Funding LLC
3.763%	10/20/2005	††	5,160,180	5,160,180
Greyhawk Funding
3.742%	10/17/2005	††	3,061,890	3,061,890
Greyhawk Funding
3.660%	10/05/2005	††	3,096,108	3,096,108
Lloyds TSB Bank
3.760%	10/28/2005	††	3,096,108	3,096,108
Merrill Lynch & Company
3.928%	10/03/2005	††	16,877,518	16,877,518
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	4,128,144	4,128,144
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	3,096,108	3,096,108
Ranger Funding
3.752%	10/17/2005	††	4,128,144	4,128,144
Royal Bank of Canada
3.780%	10/06/2005	††	11,675,749	11,675,749
Royal Bank of Scotland
3.760%	11/01/2005	††	10,320,361	10,320,361
Sheffield Receivables Corporation
3.711%	10/13/2005	††	6,192,216	6,192,216
Societe Generale
3.780%	10/03/2005	††	10,320,361	10,320,361
Svenska Handlesbanken
3.875%	10/03/2005	††	9,751,786	9,751,786
Toronto Dominion Bank
3.680%	10/04/2005	††	3,096,108	3,096,108

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
UBS AG
3.750%	10/31/2005	††	$4,128,144	$4,128,144
Wachovia Bank NA
3.760%	10/25/2005	††	8,256,289	8,256,289
Wells Fargo
3.770%	10/19/2005	††	6,192,216	6,192,216
Yorktown Capital LLC
3.755%	10/05/2005	††	5,160,180	5,160,180
				191,189,604
Floating Rate Instruments/Master Notes—1.8%
Bank of America
3.770%	10/18/2005	††	4,128,144	4,128,144
Bank of America
3.770%	11/28/2005	††	7,575,145	7,575,145
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	6,426,173	6,426,173
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	4,128,144	4,128,144
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	4,128,144	4,128,144
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	7,201,501	7,201,501
Harris Trust & Savings Bank
3.795%	11/04/2005	††	2,064,072	2,064,072
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	2,476,887	2,476,887
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	7,224,253	7,224,253
Rabobank Nederland
3.940%	05/31/2006	††	5,160,180	5,160,180
				50,512,643
TOTAL CASH EQUIVALENTS
(Cost $252,658,146)				252,658,146

REPURCHASE AGREEMENTS—2.7%
IBT Repurchase Agreement dated 09/30/2005 due 10/03/2005, with a maturity value of $76,758,378 and an effective yield of 3.15% collateralized by U.S. Obligations with rates ranging from 4.01% to 7.50%, maturity dates ranging from 06/25/2007 to 10/01/2041 and an aggregate market value of $80,575,141			76,738,235	76,738,235
TOTAL INVESTMENTS—109.1%
(Cost $2,776,707,164)				3,068,393,057
Other assets less liabilities—(9.1%)				(256,985,965)
NET ASSETS—100.0%				$2,811,407,092

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—98.3%
Advertising—0.5%
Hakuhodo DY Holdings, Inc. (Japan)	@	26,800	$1,788,882
Maiden Group PLC (United Kingdom)		213,500	666,339
Marchex, Inc. Class B	*†	134,900	2,233,944
STW Communications Group Ltd. (Australia)		467,368	1,025,262
			5,714,427
Aerospace & Defense—0.6%
Alliant Techsystems, Inc.	*	20,500	1,530,325
Armor Holdings, Inc.	*†	43,300	1,862,333
MTU Aero Engines Holding AG (Germany)	@*	140,400	4,402,382
			7,795,040
Airlines—0.1%
Air New Zealand Ltd. (New Zealand)	*	290,901	232,152
AirAsia Berhad (Malaysia)	*	2,623,700	1,085,528
			1,317,680
Apparel Retailers—1.2%
AnnTaylor Stores Corporation	*	106,100	2,816,955
Charming Shoppes, Inc.	@*	172,500	1,840,575
Christopher & Banks Corporation		269,000	3,731,030
Eddie Bauer Holdings, Inc.	@*	94,500	2,327,062
Finish Line Class A		191,100	2,788,149
Honeys Co., Ltd. (Japan)	@	12,600	523,580
Point, Inc. (Japan)	@	11,000	563,248
			14,590,599
Automotive—2.7%
Brembo SpA (Italy)		213,136	1,630,377
General Motors Corporation	†	638,000	19,529,180
Group 1 Automotive, Inc.	@*	77,000	2,125,200
Oshkosh Truck Corporation		216,500	9,344,140
Standard Motor Products, Inc.	†	74,600	605,006
			33,233,903
Banking—1.8%
77 Bank Ltd. (The) (Japan)	@	264,800	1,957,833
Bendigo Bank, Ltd. (Australia)		72,397	608,441
Cattles PLC (United Kingdom)	@	383,652	2,034,875
CITIC International Financial Holdings, Ltd. (Hong Kong)		2,348,900	940,259
First Republic Bank		53,600	1,888,328
FirstFed Financial Corporation	*	33,500	1,802,635
Gunma Bank Ltd. (Japan)	@	151,100	974,257
Investors Financial Services Corporation		40,300	1,325,870
KNBT Bancorp, Inc.		117,000	1,821,690
Krung Thai Bank PCL (Thailand)	‡	6,372,100	1,646,016
Net 1 UEPS Technologies, Inc.	*	12,600	282,492
PFF Bancorp, Inc.	@	74,920	2,267,079
RHB Capital Berhad (Malaysia)		1,634,300	1,072,308
Tier One Corporation		58,500	1,539,135
TMB Bank PCL (Thailand)	*‡	14,478,200	1,495,981
			21,657,199
Beverages, Food & Tobacco—1.1%
AWB Ltd. (Australia)		434,721	1,692,341
Carlsberg AS Class B (Germany)		26,130	1,536,090
Coca-Cola West Japan Company Ltd. (Japan)	@	58,100	1,302,776
Gold Kist, Inc.	*†	81,500	1,593,325
Hokuto Corporation (Japan)	@†	55,600	970,553
Morinaga & Co., Ltd. (Japan)	@	921,900	2,569,172
Northern Foods PLC (United Kingdom)		511,215	1,385,282
Premium Standard Farms, Inc.	@	133,500	1,978,470
			13,028,009
Bio-Technology—0.3%
deCODE genetics, Inc.	*†	428,500	3,595,115

Building Materials—2.7%
Cemex SA de CV (Mexico)		3,138,166	16,319,161
Cemex SA de CV ADR (Mexico)	†	204,394	10,689,806
Interline Brands, Inc.	*	210,500	4,422,605
Sumitomo Osaka Cement Company Ltd. (Japan)	@	610,100	1,958,856
			33,390,428
Chemicals—0.9%
EMS-Chemie Holding AG (Switzerland)		15,265	1,343,118
Rhodia SA (France)	*†	800,582	1,635,216
SGL Carbon AG (Germany)	*†	72,762	1,082,717
Taiyo Ink Manufacturing Company Ltd. (Japan)	@†	61,400	2,231,210
Takasago International Corporation (Japan)	@	326,700	1,557,998
Tokyo Ohka Kogyo Company Ltd. (Japan)	@	64,800	1,597,128
Yule Catto & Company PLC (United Kingdom)	@	442,135	2,060,502
			11,507,889
Coal—0.4%
Arch Coal, Inc.	@†	32,500	2,193,750
Grande Cache Coal Corp. (Canada)	@*	370,200	2,359,688
			4,553,438
Commercial Services—10.3%
American Reprographics Co.	@*	128,800	2,202,480
Amstelland MDC NV (Netherlands)		116,921	1,405,539
Apollo Group, Inc. Class A	*	186,000	12,348,540
Applera Corporation Celera Genomics Group	*	125,600	1,523,528
Ariad Pharmaceuticals, Inc.	@*†	315,300	2,342,679
BISYS Group, Inc. (The)	*	88,500	1,188,555
Bacou Dalloz SA (France)		13,346	1,304,216
Cegedim SA (France)		10,323	976,539
Corinthian Colleges, Inc.	*	140,500	1,864,435
CV Therapeutics, Inc.	@*†	127,000	3,397,250
Digitas, Inc.	*	200,400	2,276,544
Education Management Corporation	*	309,100	9,965,384
Exelixis, Inc.	@*	254,425	1,951,440
FKI PLC (United Kingdom)		820,400	1,621,643
Grupo Aeroportuario del Sureste SA de CV, ADR (Mexico)		35,000	1,396,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Incyte Corporation	*	319,400	$1,501,180
Iron Mountain, Inc.	@*†	60,000	2,202,000
Korn Ferry International	*	312,600	5,123,514
Laureate Education, Inc.	*	121,700	5,959,649
Leighton Holdings Ltd. (Australia)		146,101	1,595,144
Maximus, Inc.	@	54,100	1,934,075
Mobile Mini, Inc.	*†	124,500	5,397,075
Navigant Consulting, Inc.	*	176,100	3,374,076
Nishimatsu Construction Company Ltd. (Japan)	@†	459,000	1,919,334
Permasteelisa SpA (Italy)		85,787	1,344,881
Qiagen NV (Netherlands)	*†	143,415	1,860,552
Regis Corporation		48,800	1,845,616
Rentech, Inc.	*	723,500	1,830,455
Resources Connection, Inc.	*†	92,800	2,749,664
Ritchie Brothers Auctioneers, Inc. (Canada)	@	48,600	2,137,914
Senomyx, Inc.	*	180,900	3,080,727
SureBeam Corporation Class A	*	337,400	692
Symyx Technologies, Inc.	*	167,300	4,369,876
Sypris Solutions, Inc.		105,400	1,131,996
TAC Acquisition Corp.	@	373,000	2,349,900
Toppan Forms Company Ltd. (Japan)	@	155,900	1,927,742
United Rentals, Inc.	@*	134,700	2,654,937
Waste Connections, Inc.	*	138,600	4,862,088
Waste Management, Inc.		557,000	15,935,770
Wright Express Corporation	@*	115,500	2,493,645
			125,347,774
Communications—0.3%
EFJ, Inc.	*	73,400	755,286
Ikanos Communications, Inc.	*†	8,000	98,320
New Skies Satellites Holdings, Ltd. (Bermuda)		83,000	1,747,150
SeaChange International, Inc.	*	218,500	1,389,660
			3,990,416
Computer Software & Processing—4.9%
Activision, Inc.	*	162,300	3,319,035
Agile Software Corporation	*	307,500	2,204,775
Altiris, Inc.	*	106,600	1,629,914
Argo Graphics, Inc. (Japan)	@	34,800	846,855
Blackbaud, Inc.		110,471	1,565,374
CNET Networks, Inc.	*†	260,800	3,539,056
Capcom Company Ltd. (Japan)	@†	103,800	1,147,311
Digital Insight Corporation	*	115,500	3,009,930
Enterasys Networks, Inc.	*	307	411
Global Cash Access, Inc.	*†	37,400	527,340
Intersections, Inc.	*	5,450	65,127
Jack Henry & Associates, Inc.		256,400	4,974,160
Kronos, Inc.	*†	62,700	2,798,928
Matrix One, Inc.	*	368,500	1,938,310
Misys PLC (United Kingdom)		216,550	771,802
Motive, Inc.	*	204,400	1,295,896
MYOB Ltd. (Australia)		1,984,254	1,632,685
National Instruments Corporation	†	68,600	1,690,304
NETIQ Corporation	*	199,500	2,441,880
OBIC Business Consultants Ltd. (Japan)	@	48,950	2,239,516
Obic Company Ltd. (Japan)	@	12,800	2,184,617
Open Solutions, Inc.	*†	201,700	4,401,094
RSA Security, Inc.	*†	206,700	2,627,157
RightNow Technologies, Inc.	*†	186,200	2,740,864
Salesforce.com, Inc.	*†	83,500	1,930,520
Skillsoft PLC ADR (Ireland)	*	420,600	1,926,348
Surfcontrol PLC (United Kingdom)	*	132,827	1,045,991
Teleca AB Class B (Sweden)	*	244,850	1,239,227
Unit 4 Agresso NV (Netherlands)	*	76,047	1,297,914
Verity, Inc.	*	222,200	2,359,764
WebMD Health Corp.— Class A	*	7,700	189,797
			59,581,902
Computers & Information—2.1%
Dell, Inc.	*	558,000	19,083,600
Dimension Data Holdings PLC (United Kingdom)	*	1,393,691	922,805
Dot Hill Systems Corporation	*	270,000	1,817,100
Iomega Corporation	*	434,500	1,307,845
Scansoft, Inc.	@*†	482,700	2,572,791
			25,704,141
Cosmetics & Personal Care—0.2%
1-800 Contacts, Inc.	*†	20,200	378,750
Milbon Company Ltd. (Japan)	@	43,100	1,538,801
			1,917,551
Diversified Operations—0.2%
MG Technologies AG (Germany)	@*	216,263	2,478,330

Electric Utilities—0.3%
KFX, Inc.	@*†	118,500	2,028,720
PNM Resources, Inc.		40,000	1,146,800
			3,175,520
Electrical Equipment—0.6%
Alpine Electronics, Inc. (Japan)	@	85,400	1,382,593
Eneserve Corporation (Japan)	@	60,100	1,434,839
GrafTech International Ltd.	*	309,700	1,681,671
Munters AB (Sweden)	@†	81,900	1,940,202
Saft Groupe SA (France)	*	35,381	1,232,295
			7,671,600
Electronics—6.4%
Adaptec, Inc.	@*	504,000	1,930,320
AMIS Holdings, Inc.	*	215,600	2,557,016
ATMI, Inc.	*†	41,000	1,271,000
Cymer, Inc.	*†	118,900	3,723,948
EDO Corporation		61,400	1,843,842
Elmos Semiconductor (Germany)		88,979	1,202,740
Enplas Corp. (Japan)	@	35,800	982,578
Futaba Corporation (Japan)	@	36,600	919,442
Gigabyte Technology Co., Ltd. (Taiwan)		307,300	288,413
Hosiden Corporation (Japan)	@	96,100	1,011,047
Hutchinson Technology, Inc.	@*	82,700	2,160,124
Imation Corporation	@	44,500	1,907,715
Integrated Device Technology, Inc.	*	220,240	2,365,378
International Rectifier Corporation	*	11,000	495,880
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)		278,000	7,417,040
Koninklijke Philips Electronics NV (Netherlands)		897,000	24,010,203
Kontron AG (Germany)	*	105,418	839,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Lattice Semiconductor Corporation	*	174,500	$746,860
Leadis Technology, Inc.	*	197,400	1,352,190
Mercury Computer Systems, Inc.	*	56,500	1,483,125
Minebea Company Ltd. (Japan)	@	311,500	1,290,744
OSI Systems, Inc.	@*†	145,000	2,291,000
PMC-Sierra, Inc.	*†	338,900	2,985,709
Premier Farnell PLC (United Kingdom)		157,119	419,825
Radstone Technology PLC (United Kingdom)		171,927	814,353
Semtech Corporation	*	280,000	4,611,600
Silicon Laboratories, Inc.	*†	114,100	3,467,499
Sirf Technology Holdings, Inc.	*	60,000	1,807,800
Spatialight, Inc.	*†	381,500	1,674,785
Sunplus Technology Co., Ltd. (Taiwan)		99,668	91,902
Ultra Electronics Holdings PLC (United Kingdom)		17,936	296,938
			78,260,479
Entertainment & Leisure—2.3%
Discovery Holding Company Class A	*	192,710	2,782,732
Walt Disney Company		827,000	19,955,510
WMS Industries, Inc.	*†	183,100	5,150,603
			27,888,845
Financial Services—3.5%
American Home Mortgage Investment Corporation REIT	@†	54,000	1,636,200
Canaccord Capital, Inc. (Canada)	@†	247,500	2,490,030
CapitalSource, Inc.	*†	158,300	3,450,940
Certegy, Inc.		161,300	6,455,226
D Carnegie AB (Sweden)		75,500	972,681
DiamondRock Hospitality Co. REIT		53,200	625,100
Dundee Real Estate Investment Trust REIT (Canada)		51,000	1,163,694
Dundee Wealth Management, Inc. (Canada)		202,500	1,691,933
Education Realty Trust, Inc. REIT	@	117,500	1,962,250
First Marblehead Corporation (The)	†	181,400	4,607,560
GMP Capital Corporation (Canada)		54,163	1,646,887
GS Holdings Corp. (South Korea)		62,300	1,589,135
Medical Properties Trust, Inc. REIT	‡	35,900	316,638
Medical Properties Trust, Inc. REIT (Reg S)	‡	102,500	904,050
MFA Mortgage Investments, Inc. REIT		154,500	947,085
MLP AG (Germany)	†	37,597	788,690
Nasdaq Stock Market Inc.	@*	104,000	2,636,400
Okasan Securities Co Ltd. (Japan)	@	17,000	100,939
OPTI Canada, Inc. 144A (Canada)	* **	89,200	3,034,928
optionsXpress Holdings, Inc.	@	106,900	2,035,376
SMBC Friend Securities Co., Ltd. (Japan)	@	163,500	1,022,479
Towa Bank Ltd. (The) (Japan)	@	454,000	1,332,915
Value Line, Inc.		21,200	829,768
			42,240,904
Food Retailers—0.9%
Familymart Company Ltd. (Japan)	@	61,400	1,851,611
Ministop Co., Ltd. (Japan)	@	49,200	979,272
Panera Bread Company Class A	*†	89,900	4,601,082
Pantry, Inc. (The)	*	86,600	3,236,242
			10,668,207
Forest Products & Paper—0.4%
M-real Oyj—Class B (Finland)	@	401,600	2,188,729
PaperlinX Ltd. (Australia)		593,542	1,436,373
Universal Forest Products, Inc.		28,500	1,633,620
			5,258,722
Health Care Providers—2.7%
Amsurg Corporation	*	64,450	1,763,352
BioMerieux (France)	@	36,732	1,893,087
Coventry Health Care, Inc.	*	197,900	17,023,358
DaVita, Inc.	*	215,200	9,914,264
MedCath Corporation	*†	35,500	843,125
Rotech Healthcare, Inc.	*†	54,000	1,286,550
			32,723,736
Heavy Construction—0.6%
Aktor S.A. Technical Company (Greece)		434,059	1,657,704
Blount International, Inc.	@*	114,000	2,010,960
M/I Schottenstein Homes, Inc.		32,200	1,747,172
Multiplex Group (Australia)		384,100	890,413
YTL Corporation Berhad (Malaysia)		881,100	1,286,846
			7,593,095
Heavy Machinery—3.7%
Actuant Corporation Class A	†	260,300	12,182,040
Agco Corporation	@*	114,800	2,089,360
Alstom (France)	@*†	68,558	3,265,897
Asyst Technologies, Inc.	*	324,000	1,509,840
Chofu Seisakusho Company Ltd. (Japan)	@	43,000	944,671
Disco Corporation (Japan)	@†	55,200	2,306,514
Entegris, Inc.	*	112,780	1,274,414
FMC Technologies, Inc.	*	169,000	7,116,590
Grant Prideco, Inc.	*	99,600	4,048,740
Hydril	*	53,200	3,651,648
Komori Corporation (Japan)	@	68,400	1,220,220
Modec, Inc. (Japan)	@	27,400	825,243
Terex Corporation	*	32,500	1,606,475
Union Tool Company (Japan)	@†	82,800	2,885,127
			44,926,779
Home Construction, Furnishings & Appliances—1.1%
Parkervision, Inc.	*†	169,700	1,067,413
Standard-Pacific Corporation		41,600	1,726,816
Toll Brothers, Inc.	*†	232,000	10,363,440
			13,157,669
Household Products—0.1%
Ferro Corporation		39,700	727,304

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Industrial—Diversified—1.1%
Roper Industries, Inc.		248,600	$9,767,494
Yankee Candle Company, Inc.	@	157,300	3,853,850
			13,621,344
Insurance—11.0%
AON Corporation		825,100	26,469,207
Baloise Holding Ltd. Class R (Switzerland)	@	44,288	2,238,942
Benfield Group Ltd. (Bermuda)		292,678	1,606,692
Fairfax Financial Holdings Ltd. (Canada)	†	166,880	29,020,432
Fuji Fire & Marine Insurance (Japan)	@	302,600	1,164,291
HCC Insurance Holdings, Inc.	@	74,250	2,118,352
Helvetia Patria (Switzerland)	†	8,435	1,573,611
Hiscox PLC (United Kingdom)		258,382	913,042
Infinity Property & Casualty Corporation		78,700	2,761,583
Jardine Lloyd Thompson Group PLC (United Kingdom)	@	356,845	2,704,127
Kansas City Life Insurance Company		33,800	1,729,546
Millea Holdings, Inc. (Japan)	@	1,820	29,402,513
Nipponkoa Insurance Company Ltd. (Japan)	@	4,027,000	31,256,883
Platinum Underwriters Holdings Ltd. (Bermuda)		58,530	1,749,462
			134,708,683
Lodging—0.8%
Resorts World Berhad (Malaysia)	@	687,400	2,008,147
Station Casinos, Inc.	†	116,800	7,750,848
			9,758,995
Media—Broadcasting & Publishing—10.7%
Caltagirone Editore SpA (Italy)	†	61,039	563,291
Comcast Corporation Special Class A	*	796,000	22,908,880
DIRECTV Group, Inc. (The)	*	1,251,000	18,739,980
GCAP Media PLC (United Kingdom)	@	514,615	2,926,797
i-Cable Communications Ltd. (Hong Kong)		419,500	121,404
Liberty Media Corporation Class A	*	2,409,100	19,393,255
LIN TV Corporation Class A	*	132,000	1,841,400
Nexstar Broadcasting Group, Inc. Class A	*	188,000	1,071,600
Shaw Communications, Inc. Class B (Canada)	@*†	1,203,400	25,235,298
SKY Perfect Communications, Inc. (Japan)	@	5,624	4,419,504
Spanish Broadcasting System, Inc. Class A	*	292,928	2,103,223
Vivendi Universal SA (France)	@	719,700	23,628,964
Vivendi Universal SA ADR (France)	@	250,300	8,192,319
			131,145,915
Medical Equipment & Supplies—0.3%
Bespak PLC (United Kingdom)		55,230	532,248
Sorin SpA (Italy)	@*	850,018	2,350,741
SSL International PLC (United Kingdom)		297,000	1,417,774
			4,300,763
Medical Supplies—1.5%
Bio-Rad Laboratories, Inc. Class A	@*	40,600	2,232,594
Biosite, Inc.	@*†	44,000	2,721,840
Credence Systems Corporation	*	203,500	1,623,930
FEI Company	*†	233,900	4,502,575
Hamamatsu Photonics KK (Japan)	@†	60,500	1,403,577
Hogy Medical Company Ltd. (Japan)	@†	34,500	1,805,832
MKS Instruments, Inc.	*	111,500	1,921,145
PolyMedica Corporation	@†	60,200	2,103,388
			18,314,881
Metals—1.4%
African Rainbow Minerals, Ltd. (South Africa)	*	143,800	882,647
Cleveland-Cliffs, Inc.	@†	32,200	2,804,942
First Quantum Minerals Ltd. (Canada)	@	129,000	3,361,256
Massey Energy Company	@†	44,000	2,247,080
NCI Building Systems, Inc.	*	42,500	1,733,575
Simpson Manufacturing Company, Inc.		42,500	1,663,450
Steel Dynamics, Inc.	@†	57,800	1,962,888
Wheeling-Pittsburgh Corporation	@*†	125,400	2,097,942
			16,753,780
Miscellaneous—0.3%
Bangkok Expressway PCL (Thailand)	‡	1,126,900	664,579
Hagemeyer NV (Netherlands)	@*†	648,764	1,923,840
Ipsos (France)		5,700	728,183
			3,316,602
Oil & Gas—3.4%
Alon USA Energy, Inc.	*†	58,600	1,415,190
Bill Barrett Corporation	*	98,000	3,608,360
Cabot Oil & Gas Corporation		52,250	2,639,147
China Oilfield Services Ltd. (China)		3,291,900	1,360,357
Compton Petroleum Corp. (Canada)	*	110,000	1,487,575
Denbury Resources, Inc.	@*	46,300	2,335,372
Encore Acquisition Company	@*†	173,949	6,757,919
Japan Petroleum Exploration Company (Japan)	@	63,700	3,417,010
OPTI Canada, Inc. (Canada)	@*	17,600	598,820
Penn Virginia Corporation	@	43,000	2,481,530
Stone Energy Corporation	*	51,000	3,113,040
Swift Energy Company	@*	60,500	2,767,875
Syntroleum Corporation	@*†	131,200	1,910,272
Vintage Petroleum, Inc.	@	64,900	2,963,334
Western Oil Sands, Inc. Class A (Canada)	@*	99,656	2,364,893
W-H Energy Services, Inc.	*	74,300	2,408,806
			41,629,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS\—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—4.6%
Abgenix, Inc.	@*†	216,000	$2,738,880
Alkermes, Inc.	*†	149,700	2,514,960
Array BioPharma, Inc.	*	260,200	1,868,236
Atherogenics, Inc.	*†	108,900	1,745,667
Bachem AG Class B (Switzerland)		20,170	1,189,481
Cambridge Antibody Technology Group (United Kingdom)	*	116,400	1,531,825
Cephalon, Inc.	*†	58,900	2,734,138
Cubist Pharmaceuticals, Inc.	*	342,400	7,375,296
Dr. Reddy’s Laboratories, Ltd., ADR (India)		62,000	1,206,520
Encysive Pharmaceuticals, Inc.	@*	266,400	3,138,192
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*	188,000	8,012,560
Human Genome Sciences, Inc.	@*†	118,500	1,610,415
Kobayashi Pharmaceutical Company Ltd. (Japan)	@	114,600	3,892,562
Medicines Company	*†	80,500	1,852,305
Medivir AB Class B (Sweden)	*	61,740	475,202
Mochida Pharmaceutical Company Ltd. (Japan)	@	337,300	2,380,700
NBTY, Inc.	@*	95,600	2,246,600
Neurocrine Biosciences, Inc.	*†	82,600	4,063,094
Omnicare, Inc.		86,100	4,841,403
Towa Pharmaceutical Company Ltd. (Japan)	@	40,200	956,635
			56,374,671
Real Estate—0.4%
Acadia Realty Trust REIT		100,000	1,799,000
Housevalues, Inc.	*†	117,274	1,677,018
Mirvac Group (Australia)		349,400	1,079,429
			4,555,447
Restaurants—0.4%
Luminar PLC (United Kingdom)		122,500	1,041,836
PF Chang’s China Bistro, Inc.	*†	88,300	3,958,489
			5,000,325
Retailers—3.4%
AC Moore Arts & Crafts, Inc.	*†	177,700	3,408,286
Belluna Co., Ltd. (Japan)	@	28,400	899,167
GameStop Corporation Class A	@*†	74,200	2,335,074
Harvey Norman Holdings Ltd. (Australia)	†	542,900	1,163,376
KarstadtQuelle AG (Germany)	*†	9,598	130,360
MarineMax, Inc.	*	104,400	2,661,156
Matsumotokiyoshi Company Ltd. (Japan)	@	32,900	1,072,615
O’Reilly Automotive, Inc.	*	387,200	10,911,296
Parco Co., Ltd. (Japan)	@	92,900	748,524
Petco Animal Supplies, Inc.	*	236,200	4,997,992
Ryohin Keikaku Company Ltd. (Japan)	@	17,500	1,131,484
Sazaby, Inc. (Japan)	@	44,700	1,065,581
School Specialty, Inc.	*†	115,900	5,653,602
Tuesday Morning Corporation	†	150,100	3,883,087
UNY Company Ltd. (Japan)	@	151,800	2,006,477
			42,068,077
Telecommunications—0.7%
KDDI Corporation (Japan)	@	1,483	8,431,815
Telephone Systems—3.9%
Adtran, Inc.		121,900	3,839,850
Fairpoint Communications, Inc.	@†	196,000	2,867,480
NTT DoCoMo, Inc. (Japan)	@	8,500	15,249,289
Nextel Partners, Inc. Class A	*	410,400	10,301,040
NII Holdings, Inc. Class B	*†	177,100	14,956,095
			47,213,754
Textiles, Clothing & Fabrics—0.4%
Gildan Activewear, Inc. (Canada)	@*	56,000	2,140,880
Timberland Company Class A	@*	58,900	1,989,642
Tod’s SpA (Italy)		12,059	730,483
			4,861,005
Transportation—1.1%
Adsteam Marine Ltd. (Australia)		954,533	1,311,363
Aries Maritime Transport, Ltd. (Bermuda)	@*	148,500	2,227,500
Arlington Tankers Ltd. (Bermuda)	@	103,500	2,425,005
Beijing Capital International Airport Company Ltd. (China)		2,473,900	1,085,728
COSCO Holdings—Class H (China)	*	1,766,400	853,911
FirstGroup PLC (United Kingdom)		226,300	1,320,967
Freightcar America, Inc.		32,660	1,331,875
Railpower Technologies Corporation (Canada)	*	270,300	1,261,920
Railpower Technologies Corporation 144A (Canada)	‡***	183,600	857,153
Sinotrans Ltd. Class H (China)		3,806,700	1,340,538
			14,015,960
TOTAL COMMON STOCKS
(Cost $913,051,617)			1,199,768,218

PREFERRED STOCKS—0.1%
Financial Services—0.1%
Medical Properties Trust, Inc. Preferred, 144A
(Cost $754,890)	†***	73,500	648,270

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.0%
Financial Services—0.0%
Park Avenue Receivables Corporation, 144A
(Cost $399,590)
3.690%	10/11/2005	**	$400,000	399,590

CASH EQUIVALENTS—17.6%
Institutional Money Market Funds—0.8%
American Beacon Funds
3.682%	10/03/2005	††	2,629,495	2,629,495
BGI Institutional Fund
3.779%	10/03/2005	††	5,272,845	5,272,845
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	1,402,397	1,402,397
				9,304,737

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank & Certificate Deposits/Offshore Time Deposits—13.3%
Bank of Montreal
3.790%	11/01/2005	††	$5,258,990	$5,258,990
Bank of Nova Scotia
3.770%	10/31/2005	††	6,135,489	6,135,489
Bank of Nova Scotia
3.660%	10/11/2005	††	5,471,147	5,471,147
Bank of the West (The)
3.760%	10/28/2005	††	1,752,997	1,752,997
Barclays
3.710%	10/14/2005	††	2,980,095	2,980,095
Barclays
3.700%	10/14/2005	††	3,856,593	3,856,593
Barclays
3.615%	10/03/2005	††	4,321,027	4,321,027
Blue Ridge Asset
3.779%	10/20/2005	††	5,258,990	5,258,990
BNP Paribas
3.750%	10/28/2005	††	5,258,990	5,258,990
Citigroup
3.630%	10/31/2005	††	7,011,987	7,011,987
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	8,764,984	8,764,984
Fortis Bank
3.810%	10/07/2005	††	2,804,795	2,804,795
Fortis Bank
3.720%	10/18/2005	††	3,505,994	3,505,994
Grampian Funding LLC
3.763%	10/20/2005	††	4,382,492	4,382,492
Greyhawk Funding
3.742%	10/17/2005	††	2,600,434	2,600,434
Greyhawk Funding
3.660%	10/05/2005	††	2,629,495	2,629,495
Lloyds TSB Bank
3.760%	10/28/2005	††	2,629,495	2,629,495
Merrill Lynch & Company
3.928%	10/03/2005	††	14,333,915	14,333,915
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	3,505,994	3,505,994
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	2,629,495	2,629,495
Ranger Funding
3.752%	10/17/2005	††	3,505,994	3,505,994
Royal Bank of Canada
3.780%	10/06/2005	††	9,916,102	9,916,102
Royal Bank of Scotland
3.760%	11/01/2005	††	8,764,984	8,764,984
Sheffield Receivables Corporation
3.711%	10/13/2005	††	5,258,990	5,258,990
Societe Generale
3.780%	10/03/2005	††	8,764,984	8,764,984
Svenska Handlesbanken
3.875%	10/03/2005	††	8,282,098	8,282,098
Toronto Dominion Bank
3.680%	10/04/2005	††	2,629,495	2,629,495
UBS AG
3.750%	10/31/2005	††	3,505,993	3,505,993
Wachovia Bank NA
3.760%	10/25/2005	††	7,011,987	7,011,987
Wells Fargo
3.770%	10/19/2005	††	5,258,990	5,258,990
Yorktown Capital LLC
3.755%	10/05/2005	††	4,382,492	4,382,492
				162,375,507
Floating Rate Instruments/Master Notes—3.5%
Bank of America
3.770%	10/18/2005	††	3,505,994	3,505,994
Bank of America
3.770%	11/28/2005	††	6,433,498	6,433,498
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	5,457,687	5,457,687
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	3,505,994	3,505,994
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	3,505,994	3,505,994
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	6,116,166	6,116,166
Harris Trust & Savings Bank
3.795%	11/04/2005	††	1,752,997	1,752,997
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	2,103,596	2,103,596
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	6,135,489	6,135,489
Rabobank Nederland
3.940%	05/31/2006	††	4,382,492	4,382,492
				42,899,907
TOTAL CASH EQUIVALENTS
(Cost $214,580,151)				214,580,151

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 09/30/2005 due 10/03/2005, with a maturity value of $13,422,316 and an effective yield of 3.15% collateralized by U.S. Obligations with rates ranging from 4.23% to 7.38%, maturity dates ranging from 6/15/2016 to 6/15/2042 and an aggregate market value of $14,089,733.			13,418,797	13,418,797
TOTAL INVESTMENTS—117.1%
(Cost $1,142,205,045)				1,428,815,026
Other assets less liabilities—(17.1%)				(208,773,441)
NET ASSETS—100.0%				$1,220,041,585

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
@	Security has been pledged as collateral for forward foreign currency exchange contracts.
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents collateral received from securities lending transactions.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities respresent 0.35% of Total Investments.
d	Security has no market value at 09/30/2005.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint International Fund	Shares	Value
COMMON STOCKS—96.0%
Australia—1.0%
Amcor Ltd.	103,800	$530,564
Brambles Industries Ltd. †	58,371	396,098
Foster’s Group Ltd.	116,548	518,480
Insurance Australia Group Ltd.	68,642	286,534
Promina Group Ltd.	94,200	360,025
Publishing & Broadcasting Ltd. †	43,452	547,406
QBE Insurance Group Ltd. †	70,868	1,012,015
Rinker Group Ltd.	135,955	1,730,113
Wesfarmers Ltd.	19,100	586,467
Woolworths Ltd. †	61,168	777,625
		6,745,327
Austria—0.2%
Erste Bank der Oesterreichischen Sparkassen AG	13,800	741,311
Raiffeisen International Bank Holding AG *	4,800	322,485
Telekom Austria AG	24,654	492,822
		1,556,618
Belgium—2.3%
Fortis †	344,321	9,999,502
Interbrew	114,210	4,540,293
UCB SA	19,400	1,030,027
		15,569,822
Brazil—0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,000	28,870
Telesp Celular Partcipacoes SA ADR *	372,318	1,455,763
		1,484,633
Canada—3.9%
Abitibi-Consolidated, Inc.	71,000	285,618
Alcan Aluminum Ltd.	71,400	2,266,325
Cameco Corporation	28,500	1,522,520
Corus Entertainment, Inc. Class B	39,900	1,156,153
EnCana Corporation	123,100	7,194,397
Inco Ltd.	39,100	1,851,385
Manulife Financial Corporation †	15,000	801,068
Methanex Corp.	27,300	404,932
Noranda, Inc.	43,142	1,154,591
Nortel Networks Corporation *	770,900	2,513,134
Potash Corporation of Saskatchewan, Inc. (foreign shares)	25,700	2,398,327
Rogers Communications, Inc.—Class B	10,400	409,926
Suncor Energy, Inc.	21,400	1,298,065
Telus Corporation	23,300	973,585
Telus Corporation Non-voting Shares	35,000	1,427,495
Toronto-Dominion Bank	14,400	710,976
		26,368,497
Denmark—0.6%
Novo Nordisk A/S Class B	55,920	2,776,654
TDC A/S	14,900	804,374
Vestas Wind Systems A/S *	9,000	218,481
		3,799,509
Finland—0.2%
Nokia Oyj	43,800	740,696
Stora Enso Oyj Class R	42,400	585,287
		1,325,983
France—8.2%
Accor SA	47,500	2,413,392
Air Liquide	5,445	1,006,547
AXA	91,441	2,524,294
BNP Paribas	75,300	5,749,442
Bouygues SA	79,900	3,725,674
Carrefour SA	107,821	4,994,052
Cie Generale D’Optique Essilor International SA	8,900	739,330
Dassault Systemes SA	11,700	607,857
Groupe Danone	12,700	1,380,090
JC Decaux SA †*	165,883	3,671,885
LVMH Moet Hennessy Louis Vuitton SA	44,522	3,687,595
Lafarge SA	13,600	1,202,418
L’Oreal SA †	13,300	1,033,656
M6-Metropole Television	15,254	387,278
Michelin (C.G.D.E.) Class B	10,000	590,861
PagesJaunes SA †	118,391	3,250,048
Pinault-Printemps-Redoute SA	34,879	3,683,822
Renault SA	7,500	715,475
Sanofi-Synthelabo SA	76,300	6,340,724
Schneider Electric SA	32,500	2,575,581
Societe Generale Class A	8,900	1,020,347
Total SA	2,600	710,207
Veolia Environnement	14,300	606,657
Vivendi Universal SA	86,789	2,849,429
		55,466,661
Germany—7.3%
Allianz AG	50,660	6,863,787
Bayer AG	59,600	2,194,082
Bayerische Hypo-und Vereinsbank AG *	144,093	4,076,786
Bayerische Motoren Werke AG	16,900	797,871
Commerzbank AG	185,200	5,074,887
DaimlerChrysler AG	35,900	1,915,313
Deutsche Bank AG	11,200	1,050,253
Deutsche Boerse AG	7,946	762,360
Deutsche Post AG	212,953	5,001,560
Heidelberger Druckmaschinen	24,016	826,481
Infineon Technologies AG *	61,900	613,651
Infineon Technologies AG ADR *	31,800	315,456
RWE AG	11,937	793,146
SAP AG	25,100	4,358,884
SAP AG ADR	7,700	333,641
Siemens AG	99,176	7,684,240
E.ON AG	58,136	5,364,691
Volkswagen AG †	25,900	1,600,277
		49,627,366
Hong Kong—3.5%
Cheung Kong Holdings Ltd.	152,200	1,724,076
China Merchants Holdings International Co., Ltd.	314,000	706,846
China Mobile Ltd.	2,215,700	10,897,593
China Unicom Ltd.	910,300	755,105
Citic Pacific, Ltd.	143,350	401,637
Cosco Pacific Ltd.	232,000	452,202
Esprit Holdings Ltd.	41,500	310,365
Hang Lung Development Co.	237,000	457,217

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint International Fund	Shares	Value
COMMON STOCKS—(Continued)
Hang Lung Properties Ltd.	237,000	$378,403
Hong Kong & China Gas	280,000	578,873
Li & Fung Ltd.	578,000	1,338,819
MTR Corporation	525,800	1,104,749
PCCW Ltd.	899,000	586,464
Sun Hung Kai Properties Ltd.	334,400	3,474,282
Swire Pacific Ltd. Class A	17,400	160,557
		23,327,188
Ireland—0.2%
CRH PLC	36,021	980,814
CRH PLC	9,200	250,026
		1,230,840
Italy—2.2%
Assicurazioni Generali SpA	128,524	4,071,745
ENI-Ente Nazionale Idrocarburi SpA	168,912	5,027,776
Saipem SpA †	346,118	5,859,499
		14,959,020
Japan—23.7%
Advantest Corporation †	10,200	798,791
Aeon Company Ltd.	119,900	2,416,599
Aiful Corporation	9,600	809,110
Bridgestone Corporation	104,000	2,242,933
Canon, Inc.	22,500	1,223,203
Chubu Electric Power Company, Inc. †	18,900	462,529
Chugai Pharmaceutical Company Ltd.	80,300	1,539,233
Credit Saison Company Ltd.	259,800	11,488,629
Daiichi Sankyo Co., Ltd. †*	85,900	1,762,421
Daiwa House Industry Company Ltd.	66,000	867,702
East Japan Railway Company	100	572,728
Fanuc Ltd.	29,600	2,411,684
Hirose Electric Company Ltd.	8,900	1,043,485
Honda Motor Company Ltd. †	94,800	5,398,938
Hoya Corporation	26,400	882,151
Japan Tobacco, Inc.	160	2,530,882
Jupiter Telecommunications Co. *	5,390	4,687,163
Kansai Electric Power Company, Inc. (The)	66,900	1,481,492
Kao Corporation	25,000	619,223
Keyence Corporation	11,000	2,783,516
Millea Holdings, Inc.	110	1,777,075
Mitsubishi Corporation	439,400	8,710,036
Mitsubishi Estate Company Ltd.	355,000	4,892,142
Mitsubishi Heavy Industries Ltd.	124,000	441,019
Mitsubishi Tokyo Financial Group, Inc.	229	3,003,566
Mitsui & Company Ltd. †	151,900	1,910,593
Mitsui Fudosan Company Ltd.	76,000	1,149,807
Mitsui Sumitomo Insurance Company Ltd.	64,420	751,398
Mizuho Financial Group, Inc.	1,427	9,139,112
Murata Manufacturing Company Ltd.	8,800	494,930
NGK Spark Plug Company Ltd.	48,000	699,949
Nidec Corporation	10,200	612,860
Nikon Corporation †	49,000	622,531
Nintendo Company Ltd.	10,000	1,174,911
Nippon Electric Glass Company Ltd.	63,000	1,145,316
Nippon Telegraph & Telephone Corporation	440	2,186,387
Nissan Motor Company Ltd. †	183,700	2,116,316
Nitto Denko Corporation	23,800	1,347,018
Omron Corporation	22,500	550,601
ORIX Corporation	53,800	9,767,973
Ricoh Company Ltd.	56,000	879,767
Rohm Company Ltd.	17,600	1,536,360
Sega Sammy Holdings, Inc. †	251,408	9,994,737
Sekisui House Ltd.	100,000	1,233,764
Shimamura Company Ltd.	4,200	468,121
Shin-Etsu Chemical Company Ltd.	19,700	864,848
SMC Corporation	38,300	5,131,788
Softbank Corporation †	65,200	3,645,553
Sompo Japan Insurance, Inc.	97,700	1,302,706
Sumitomo Corporation	201,000	2,137,596
Sumitomo Mitsui Financial Group, Inc.	889	8,431,344
Sumitomo Trust & Banking Company Ltd. (The)	435,200	3,606,428
Suzuki Motor Corporation	128,800	2,396,897
T&D Holdings, Inc.	10,550	632,194
TDK Corporation †	7,300	524,453
Takeda Chemical Industries Ltd. †	32,300	1,937,116
Tokyo Electric Power Company, Inc. (The)	8,000	203,021
Tokyo Electron Ltd. †	38,400	2,060,232
Tokyo Gas Company Ltd. †	191,000	778,316
Trend Micro, Inc.	32,500	1,039,005
UFJ Holdings, Inc. *‡	742	6,033,889
Uni-Charm Corporation	11,200	485,211
Ushio, Inc.	3,000	61,073
Yahoo Japan Corporation	1,134	1,337,341
Yamada Denki Company Ltd.	21,000	1,601,900
Yamanouchi Pharmaceutical Company Ltd.	31,500	1,192,247
Yamato Transport Company Ltd.	120,200	1,987,015
		160,018,874
Luxembourg—0.7%
RTL Group	20,400	1,583,327
Societe Europeenne des Satellites	45,200	708,855
Stolt Offshore SA *	225,200	2,624,675
		4,916,857
Mexico—2.2%
America Movil SA de CV ADR †	165,000	4,342,800
Grupo Televisa SA ADR	87,100	6,245,941
Wal-Mart de Mexico SA de CV—Class V	792,500	4,028,615
		14,617,356
Netherlands—5.4%
ABN AMRO Holding NV	141,540	3,403,155
ASM Lithography Holdings NV *	280,948	4,644,946
ASM Lithography Holdings NV New York Registered Shares †*	49,700	820,547
Aegon NV	171,946	2,566,800
Euronext NV	16,600	733,964
Heineken Holding NV—Class A	25,843	766,781
Heineken NV †	86,150	2,781,535
ING Groep NV	224,218	6,706,629
Royal KPN NV	389,700	3,510,036
Reed Elsevier NV	55,800	772,074

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Royal Dutch Shell PLC—Class A		225,172	$7,459,683
Royal Numico NV	†*	14,700	645,894
TPG NV		33,500	833,633
Unilever NV		8,500	607,389
			36,253,066
Norway—0.1%
Aker ASA Class A	*	600	17,945
DNB NOR ASA		56,900	587,940
Norske Skogindustrier ASA	†	16,500	244,183
			850,068
Portugal—0.7%
Banco Comercial Portugues SA Class R		1,630,821	4,551,366
Portugal Telecom SGPS SA		35,800	327,764
			4,879,130
Russia—1.7%
AFK Sistema, Sponsored ADR, 144A	* **	86,118	2,109,891
OAO Lukoil Holding ADR		161,000	9,297,750
YUKOS ADR	*	5,700	24,852
			11,432,493
Singapore—1.7%
DBS Group Holdings Ltd.		89,600	839,469
Keppel Corporation Ltd.		277,200	2,085,209
Singapore Airlines Ltd.		482,700	3,318,048
Singapore Telecommunications Ltd.		3,225,310	4,682,068
United Overseas Bank Ltd.		68,000	568,361
United Overseas Land Ltd.		6,800	9,423
			11,502,578
South Africa—0.5%
Sasol, Ltd.		89,700	3,474,796

South Korea—2.5%
Hana Bank		77,970	2,892,178
Kookmin Bank	†	100,950	5,984,916
Kookmin Bank ADR		2,000	118,500
Samsung Electronics Company Ltd. GDR	†	16,705	4,752,573
Shinhan Financial Group Company Ltd.		90,220	3,149,346
			16,897,513
Spain—4.2%
Altadis SA		16,600	746,780
Banco Bilbao Vizcaya Argentaria SA		394,713	6,951,376
Banco Santander Central Hispano SA		433,700	5,725,809
Iberdrola SA		35,900	1,006,655
Inditex SA		98,200	2,894,477
Promotora de Informaciones SA		199,414	3,862,781
Repsol YPF SA		135,700	4,398,968
Telefonica SA		155,223	2,555,694
			28,142,540
Sweden—2.3%
Assa Abloy AB Class B		42,300	600,242
Atlas Copco AB—Class A		48,000	933,363
Telefonaktiebolaget LM Ericsson ADR	†*	135,700	4,999,188
Telefonaktiebolaget LM Ericsson Class B		2,438,200	9,000,782
			15,533,575
Switzerland—8.5%
Adecco SA		12,300	564,947
Compagnie Financiere Richemont AG Class A		98,053	3,912,632
Credit Suisse Group		46,992	2,094,149
Givaudan		930	599,302
Holcim Ltd.		52,248	3,484,915
Nestle SA		37,066	10,934,214
Nobel Biocare Holding AG		1,711	405,131
Novartis AG		192,814	9,849,374
Roche Holding AG		61,288	8,552,104
Swiss Reinsurance		44,066	2,909,211
Swisscom AG	†	4,765	1,566,674
Syngenta AG	*	422	44,480
Synthes, Inc.		4,830	568,384
UBS AG		137,144	11,740,798
			57,226,315
Taiwan—0.5%
Chunghwa Telecom Company Ltd. ADR	†	128,400	2,376,684
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	131,051	1,077,239
			3,453,923
United Kingdom—11.4%
Anglo American PLC		32,800	982,285
ARM Holdings PLC		80,000	166,382
AstraZeneca Group PLC		93,084	4,383,360
AstraZeneca PLC		35,100	1,645,199
BHP Billiton PLC		49,628	804,581
Bradford & Bingley PLC		105,000	635,119
Brambles Industries PLC		68,200	420,986
British Sky Broadcasting PLC		601,617	5,970,149
Cadbury Schweppes PLC		229,617	2,326,381
Carnival PLC		50,961	2,656,314
Diageo PLC		43,800	632,342
HSBC Holdings PLC		104,800	1,702,163
Hanson PLC		27,900	291,031
HBOS PLC		238,000	3,600,399
Hilton Group PLC		84,692	472,441
ITV PLC		2,686,163	5,374,889
Kingfisher PLC		1,609,313	6,162,410
Lloyds TSB Group PLC		120,800	997,477
Morrison WM Supermarkets		954,978	3,008,105
Northern Rock PLC		39,000	577,044
Pearson PLC		183,000	2,138,661
Reckitt Benckiser PLC		18,400	563,047
Reed Elsevier PLC		274,000	2,544,243
Rolls-Royce Group PLC	*	98,500	651,941
Royal Bank of Scotland Group PLC		169,400	4,827,704
Royal Dutch Shell PLC Class A ADR	†	8,400	551,376
Royal Dutch Shell PLC—Class B		27,641	957,700
Scottish & Southern Energy PLC		42,400	773,207
Smith & Nephew PLC		69,754	587,982
Standard Chartered PLC		98,800	2,141,363
Tesco PLC		825,320	4,525,776
TI Automotive Ltd.	d	70,000	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint International Fund	Shares	Value
COMMON STOCKS—(Continued)
Unilever PLC	245,700	$2,578,351
Vodafone Group PLC	3,593,816	9,380,507
Wolseley PLC	31,200	663,780
Xstrata PLC	45,750	1,191,318
Yell Group PLC	33,500	284,207
		77,170,220
United States—0.1%
News Corp., Inc., CDI	27,311	425,688

TOTAL COMMON STOCKS
(Cost $501,369,775)		648,256,456

PREFERRED STOCKS—0.5%
Germany—0.5%
ProSieben SAT.1 Media AG
(Cost $3,391,866)	192,776	3,348,144

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Switzerland—0.0%
Credit Suisse Group Finance
(Cost $161,800)
6.000%	12/23/2005		$222,000	270,124

RIGHTS—0.0%
Norway—0.0%
Norske Skogindustrier ASA Rights, Expires TBD
(Cost $—)		‡	16,500	28,919

CASH EQUIVALENTS—8.4%
Institutional Money Market Funds—0.4%
American Beacon Funds
3.682%	10/03/2005	††	695,054	695,054
BGI Institutional Fund
3.779%	10/03/2005	††	1,393,770	1,393,770
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	370,695	370,695
				2,459,519
Bank & Certificate Deposits/Offshore Time Deposits—6.3%
Bank of Montreal
3.790%	11/01/2005	††	1,390,107	1,390,107
Bank of Nova Scotia
3.770%	10/31/2005	††	1,621,792	1,621,792
Bank of Nova Scotia
3.660%	10/11/2005	††	1,446,187	1,446,187
Bank of the West (The)
3.760%	10/28/2005	††	463,369	463,369
Barclays
3.710%	10/14/2005	††	787,728	787,728
Barclays
3.700%	10/14/2005	††	1,019,412	1,019,412
Barclays
3.615%	10/03/2005	††	1,142,176	1,142,176
Blue Ridge Asset
3.779%	10/20/2005	††	1,390,107	1,390,107
BNP Paribas
3.750%	10/28/2005	††	1,390,107	1,390,107
Citigroup
3.630%	10/31/2005	††	1,853,477	1,853,477
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	2,316,846	2,316,846
Fortis Bank
3.810%	10/07/2005	††	741,391	741,391
Fortis Bank
3.720%	10/18/2005	††	926,738	926,738
Grampian Funding LLC
3.763%	10/20/2005	††	1,158,423	1,158,423
Greyhawk Funding
3.742%	10/17/2005	††	687,372	687,372
Greyhawk Funding
3.660%	10/05/2005	††	695,054	695,054
Lloyds TSB Bank
3.760%	10/28/2005	††	695,054	695,054
Merrill Lynch & Company
3.928%	10/03/2005	††	3,788,880	3,788,880
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	926,738	926,738
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	695,054	695,054
Ranger Funding
3.752%	10/17/2005	††	926,738	926,738
Royal Bank of Canada
3.780%	10/06/2005	††	2,621,121	2,621,121
Royal Bank of Scotland
3.760%	11/01/2005	††	2,316,846	2,316,846
Sheffield Receivables Corporation
3.711%	10/13/2005	††	1,390,107	1,390,107
Societe Generale
3.780%	10/03/2005	††	2,316,846	2,316,846
Svenska Handlesbanken
3.875%	10/03/2005	††	2,189,205	2,189,205
Toronto Dominion Bank
3.680%	10/04/2005	††	695,054	695,054
UBS AG
3.750%	10/31/2005	††	926,738	926,738
Wachovia Bank NA
3.760%	10/25/2005	††	1,853,477	1,853,477
Wells Fargo
3.770%	10/19/2005	††	1,390,107	1,390,107
Yorktown Capital LLC
3.755%	10/05/2005	††	1,158,423	1,158,423
				42,920,674
Floating Rate Instruments/Master Notes—1.7%
Bank of America
3.770%	11/28/2005	††	1,700,565	1,700,565
Bank of America
3.770%	10/18/2005	††	926,738	926,738
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	1,442,629	1,442,629
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	926,738	926,738
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	1,616,684	1,616,684
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	926,738	926,738
Harris Trust & Savings Bank
3.795%	11/04/2005	††	463,369	463,369

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	$556,043	$556,043
Morgan Stanley Dean Witter & Compnay
4.018%	12/07/2005	††	1,621,792	1,621,792
Rabobank Nederland
3.940%	05/31/2006	††	1,158,423	1,158,423
				11,339,719
TOTAL CASH EQUIVALENTS
(Cost $56,719,912)				56,719,912

REPURCHASE AGREEMENTS—3.0%
United States—3.0%
IBT Repurchase Agreement dated 09/30/2005 due 10/03/2005, with a maturity value of $20,316,239 and an effective yield of 3.15% collateralized by U.S. Obligations with rates ranging from 4.38% to 6.88%, maturity dates ranging from 7/25/2014 to 1/25/2033 and an aggregate market value of $21,327,239			20,311,653	20,311,653
TOTAL INVESTMENTS—107.9%
(Cost $581,955,006)				728,935,208
Other assets less liabilities—(7.9%)				(53,426,076)
NET ASSETS—100.0%				$675,509,132

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.29% of Total Investments.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 09/30/2005.

Percentage of Portfolio by Industry (unaudited):

Banking	19.5%
Financial Services	15.0%
Oil & Gas	7.4%
Media—Broadcasting & Publishing	6.1%
Pharmaceuticals	6.1%
Insurance	4.8%
Telephone Systems	4.7%
Beverages, Food & Tobacco	4.6%
Electronics	4.3%
Commercial Services	3.9%
Telecommunications	3.9%
Retailers	2.8%
Automotive	2.4%
Transportation	2.3%
Food Retailers	1.9%
Real Estate	1.8%
Entertainment & Leisure	1.8%
Communications	1.7%
Electric Utilities	1.5%
Chemicals	1.3%
Heavy Machinery	1.1%
Building Materials	1.0%
Advertising	1.0%
Computer Software & Processing	0.9%
Miscellaneous	0.9%
Metals & Mining	0.8%
Metals	0.5%
Apparel Retailers	0.5%
Computers & Information	0.5%
Airlines	0.5%
Cosmetics & Personal Care	0.4%
Lodging	0.4%
Medical Supplies	0.3%
Home Construction, Furnishings & Appliances	0.3%
Forest Products & Paper	0.2%
Mining	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Construction	0.1%
Industrial—Diversified	0.1%
Medical Equipment & Supplies	0.1%
Aerospace & Defense	0.1%
TOTAL INVESTMENTS	107.9%
Other assets less liabilities	(7.9)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—21.0%
Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011	$500,000	$531,661
Boeing Company (The), Note
6.125%	02/15/2033	100,000	109,912
Boeing Company (The), Note
5.125%	02/15/2013	250,000	255,535
Lockheed Martin Corporation, Note
8.500%	12/01/2029	500,000	691,925
Northrop Grumman Corporation, Note
7.750%	02/15/2031	250,000	323,888
Raytheon Company, Note
6.150%	11/01/2008	1,000,000	1,040,435
Textron Financial Corporation, Note
6.000%	11/20/2009	200,000	208,912
United Technologies Corporation, Note
4.875%	05/01/2015	500,000	500,202
			3,662,470
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	157,000	159,163
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017	615,930	595,734
FedEx Corporation, Note
9.650%	06/15/2012	150,000	188,439
			943,336
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009	350,000	373,711
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008	500,000	488,581
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031	350,000	424,973
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013	500,000	529,477
			1,816,742
Banking—5.1%
ABN AMRO Bank NV, Global Subordinated Note
7.125%	06/18/2007	250,000	260,234
American Express Company, Note
3.750%	11/20/2007	150,000	147,680
American Express Credit Corporation, Note
3.000%	05/16/2008	250,000	240,989
Asian Development Bank, Global Note (Supra National)
6.750%	06/11/2007	750,000	779,285
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014	1,000,000	982,817
Associates Corporate of North America, Senior Note
6.950%	11/01/2018	250,000	292,522
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008	410,000	436,812
Bank of America Corporation, Global Note
5.250%	02/01/2007	1,000,000	1,010,041
Bank of America Corporation, Senior Note
5.875%	02/15/2009	1,000,000	1,037,615
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015	750,000	902,233
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028	500,000	579,985
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008	750,000	777,983
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017	250,000	258,917
Bank One Corporation, Subordinated Note
5.900%	11/15/2011	750,000	787,038
Bank One NA, Note
3.700%	01/15/2008	350,000	343,830
Bank One NA, Note, (MTN)
5.500%	03/26/2007	750,000	759,937
BankBoston Corporation, Subordinated Note, (MTN), (FRN)
6.500%	12/19/2007	400,000	417,166
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008	250,000	239,163
BB&T Corporation, Note
5.250%	11/01/2019	500,000	504,021
Branch Banking & Trust Company
5.200%	12/23/2015	150,000	151,956
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010	350,000	395,006
Capital One Bank, Note
4.875%	05/15/2008	1,000,000	1,001,397
Capital One Bank, Note, (MTN)
5.125%	02/15/2014	500,000	493,406
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014	500,000	495,613
CIT Group, Inc., Senior Note
7.750%	04/02/2012	350,000	401,736
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010	1,000,000	995,505
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012	150,000	164,738
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015	250,000	256,576
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	246,431
European Investment Bank, Global Note (Supra National)
4.625%	03/01/2007	750,000	753,404
European Investment Bank, Global Note (Supra National)
3.500%	03/14/2008	1,250,000	1,226,350
European Investment Bank, Global Note (Supra National)
3.125%	10/15/2007	1,000,000	978,126
European Investment Bank, Global Note (Supra National)
2.375%	06/15/2007	550,000	532,989
European Investment Bank, Note (Supra National)
4.625%	05/15/2014	500,000	507,146
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026	1,000,000	1,070,149
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028	150,000	174,350
Ford Motor Credit Company, Global Note
7.375%	10/28/2009	500,000	483,388
General Electric Capital Corporation, Note, (MTN), (FRN)
5.875%	02/15/2012	500,000	526,016
Household Finance Corporation, Note
8.000%	07/15/2010	750,000	847,135
Household Finance Corporation, Note
6.500%	11/15/2008	350,000	367,786
Household Finance Corporation, Note
6.400%	06/17/2008	250,000	260,940
Household Finance Corporation, Note
6.375%	11/27/2012	1,000,000	1,076,088
Household Finance Corporation, Note
4.125%	12/15/2008	1,000,000	982,564

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012		$150,000	$152,312
HSBC USA, Inc., Subordinated Note
7.000%	11/01/2006		250,000	256,392
ING Capital Funding Trust III
8.439%	12/31/2049		150,000	172,825
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	838,741
Inter-American Development Bank, Note, (MTN) (Supra National)
3.375%	03/17/2008		1,000,000	978,568
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		500,000	665,779
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	145,012
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National)
4.125%	08/12/2009		350,000	348,907
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	749,443
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014		500,000	525,557
KfW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	963,673
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
2.700%	03/01/2007		250,000	244,233
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.375%	01/23/2008		500,000	489,525
KFW International Finance, Inc., Guaranteed Global Note
4.750%	01/24/2007		350,000	351,644
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	281,906
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	522,685
Korea Development Bank, Note
5.250%	11/16/2006		350,000	352,443
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	989,678
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	972,026
Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.250%	07/16/2007		1,000,000	980,551
Landwirtschaftliche Rentenbank, Note (Germany)
4.875%	03/12/2007		500,000	502,868
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/19/2008		300,000	290,621
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	494,761
MBNA America Bank, Note
5.375%	01/15/2008		850,000	862,390
Mellon Financial Company, Note
6.375%	02/15/2010		350,000	372,564
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008		350,000	339,651
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	579,425
National Rural Utilities Cooperative Finance Corporation, Note
3.875%	02/15/2008		400,000	393,967
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	202,277
Popular North America, Inc., Note, (MTN), (FRN)
4.250%	04/01/2008		100,000	98,759
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	755,661
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	609,737
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	277,527
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,123,728
SLM Corporation, Note, (MTN), (FRN)
5.000%	10/01/2013		500,000	501,462
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	785,882
Suntrust Banks, Inc., Note
5.050%	07/01/2007		350,000	352,636
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	252,128
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	116,243
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	247,599
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	1,015,802
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	257,263
Wells Fargo & Company, Note
5.125%	02/15/2007		750,000	754,612
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	753,024
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	490,629
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	839,403
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,077,403
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	531,813
				51,008,798
Beverages, Food & Tobacco—1.0%
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	438,509
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	416,286
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	443,865
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	234,898
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	503,325
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	249,507
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013	†	100,000	119,250
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	197,954
Coca-Cola Enterprises, Inc., Note
6.125%	08/15/2011		600,000	644,593
ConAgra Foods, Inc., Note
6.750%	09/15/2011		250,000	269,147
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	558,033

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Coors Brewing Company, Senior Note
6.375%	05/15/2012		$500,000	$530,474
Corn Products International, Inc., Senior Note
8.250%	07/15/2007		250,000	264,391
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	492,379
General Mills, Inc., Note
5.125%	02/15/2007		350,000	351,946
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011		250,000	270,059
Kellogg Company, Note
6.600%	04/01/2011		750,000	813,521
Kraft Foods, Inc., Global Note
6.500%	11/01/2031		100,000	111,299
Kraft Foods, Inc., Global Note
5.625%	11/01/2011		350,000	362,089
Kraft Foods, Inc., Note
5.250%	06/01/2007		1,000,000	1,010,582
Sara Lee Corporation, Senior Note
2.750%	06/15/2008		250,000	236,878
Supervalu, Inc., Note
7.875%	08/01/2009		350,000	380,569
Tyson Foods, Inc., Note
8.250%	10/01/2011		250,000	289,014
Unilever Capital Corporation, Note
7.125%	11/01/2010		500,000	553,681
				9,742,249
Building Materials—0.1%
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013		100,000	99,978
Home Depot, Inc., Senior Note
4.625%	08/15/2010		500,000	500,400
				600,378
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029		250,000	306,160
Dow Chemical Company, Note
6.000%	10/01/2012		150,000	159,071
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009		150,000	162,328
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012		500,000	499,637
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013		500,000	495,447
Praxair, Inc., Note
3.950%	06/01/2013		150,000	141,550
Rohm & Haas Company, Note
7.850%	07/15/2029		150,000	195,349
				1,959,542
Commercial Services—0.1%
Cendant Corporation, Senior Note
7.375%	01/15/2013		250,000	273,701
Cendant Corporation, Senior Note
6.250%	03/15/2010		150,000	155,122
Hertz Corporation, Note
7.625%	06/01/2012		350,000	336,465
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008		150,000	144,963
Monsanto Company, Note, 144A
5.500%	08/15/2025	*	500,000	488,469
PHH Corporation, Note
7.125%	03/01/2013		100,000	107,859
				1,506,579
Communications—0.1%
Motorola, Inc., Note
7.500%	05/15/2025		500,000	603,799
News America Holdings, Inc., Note
8.000%	10/17/2016		150,000	179,882
News America Holdings, Inc., Note
7.600%	10/11/2015		350,000	407,346
SBC Communications, Inc., Global Note
6.250%	03/15/2011		250,000	265,789
				1,456,816
Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011		100,000	111,616
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013		150,000	153,889
				265,505
Computers & Information—0.2%
Hewlett-Packard Company, Global Note
5.500%	07/01/2007		350,000	355,501
International Business Machines Corporation, Note
7.000%	10/30/2025		500,000	596,240
International Business Machines Corporation, Note
4.750%	11/29/2012	†	250,000	250,538
International Business Machines Corporation, Senior Note
4.875%	10/01/2006		750,000	753,450
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016		200,000	195,926
				2,151,655
Cosmetics & Personal Care—0.2%
Procter & Gamble Company, Global Note
6.875%	09/15/2009		750,000	813,039
Procter & Gamble Company, Note
4.750%	06/15/2007		1,000,000	1,004,664
				1,817,703
Diversified—0.1%
General Electric Company
5.000%	02/01/2013		800,000	807,878
Electric Utilities—1.4%
Alabama Power Company, Senior Note
5.500%	10/15/2017		150,000	155,301
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008		250,000	241,121
Alliant Energy Resources, Inc., Guaranteed Senior Note
9.750%	01/15/2013		250,000	316,080
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010		250,000	254,793
Arizona Public Service Company, Note
6.500%	03/01/2012		150,000	163,024
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012		150,000	155,798
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013		150,000	154,185
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013		200,000	201,112

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	$150,000	$181,322
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	152,778
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	394,927
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	394,010
Dominion Resources, Inc., Virginia, Series 03B, Senior Note
4.125%	02/15/2008	500,000	493,358
DTE Energy Company, Note
7.050%	06/01/2011	350,000	381,897
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	542,342
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	393,920
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	100,000	96,079
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	332,010
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	545,967
FirstEnergy Corporation, Series A, Note
5.500%	11/15/2006	150,000	151,309
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	186,569
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	175,000	205,898
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	51,156
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	150,881
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	109,059
Indiana Michigan Power Company, Note
6.125%	12/15/2006	500,000	508,082
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	519,031
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	395,181
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	293,337
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	147,548
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	56,274
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	177,878
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	375,587
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	412,254
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	521,991
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	500,000	489,726
Peco Energy Company, Note
3.500%	05/01/2008	150,000	145,492
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	302,388
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	400,000	435,330
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	650,962
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	200,262
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	152,363
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	505,221
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	148,403
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	560,790
TXU Electric Delivery Company, Note
7.000%	09/01/2022	250,000	280,758
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	163,081
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	254,610
			14,101,445
Electrical Equipment—0.0%
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	151,365
Electronics—0.1%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	269,076
Raytheon Company, Note
7.375%	07/15/2025	750,000	770,534
			1,039,610
Entertainment & Leisure—0.1%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	235,651
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	164,151
Walt Disney Company, Note, (MTN), (FRN)
7.000%	03/01/2032	500,000	586,996
Walt Disney Company, Note, (MTN), (FRN)
6.375%	03/01/2012	250,000	268,888
			1,255,686
Environmental—0.1%
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	621,088
Financial Services—4.4%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	325,756
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009	250,000	248,273
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	100,500
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	284,392
Bear Stearns Companies, Inc., (The), Global Note
5.700%	01/15/2007	900,000	913,634
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	52,324
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	1,000,000	955,366

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010		$500,000	$490,103
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013		150,000	149,380
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011		250,000	271,224
Citigroup, Inc., Global Note
5.850%	12/11/2034		500,000	524,866
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011		1,000,000	1,079,367
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012		350,000	372,402
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032		150,000	169,681
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012		150,000	156,148
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014		913,000	909,692
Conoco Funding Company
5.450%	10/15/2006		1,000,000	1,010,167
Countrywide Financial Corporation, Note
4.250%	12/19/2007		1,000,000	990,809
Countrywide Home Loans, Inc., Note, (FRN), (MTN)
5.625%	05/15/2007		300,000	304,466
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015		1,000,000	982,337
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012		350,000	379,483
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011		1,000,000	1,063,755
Credit Suisse First Boston USA, Inc., Note
5.750%	04/15/2007		800,000	814,323
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013		150,000	154,803
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014		500,000	503,296
EOP Operating, LP, Guaranteed Note
7.000%	07/15/2011		350,000	382,369
EOP Operating, LP, Guaranteed Note
4.750%	03/15/2014		500,000	482,372
EOP Operating, LP, Note
6.800%	01/15/2009		500,000	527,948
ERP Operating, LP, Note
5.200%	04/01/2013		250,000	250,384
Ford Motor Credit Company
6.500%	01/25/2007		1,000,000	1,001,472
Ford Motor Credit Company, Global Note
7.875%	06/15/2010		750,000	730,534
Ford Motor Credit Company, Note
7.000%	10/01/2013		500,000	464,367
Ford Motor Credit Company, Note
5.800%	01/12/2009		1,000,000	933,757
General Electric Capital Corporation, Note
6.500%	12/10/2007		750,000	779,858
General Electric Capital Corporation, Note
6.000%	06/15/2012		1,000,000	1,065,896
General Electric Capital Corporation, Note
3.500%	05/01/2008		250,000	243,886
General Electric Capital Corporation, Note, (FRN)
4.625%	09/15/2009		1,000,000	999,920
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032		750,000	885,116
General Electric Capital Corporation, Note, (MTN), (FRN)
5.375%	03/15/2007		1,600,000	1,620,837
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015		500,000	499,365
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034		500,000	522,712
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011		250,000	272,400
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012		650,000	705,549
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033		200,000	208,879
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012		250,000	259,665
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014		500,000	501,504
Goldman Sachs Group, Inc., Senior Note
4.125%	01/15/2008		800,000	792,350
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009		750,000	819,098
Honeywell International, Inc., Note
6.125%	11/01/2011		250,000	267,145
Household Finance Corporation
6.375%	10/15/2011		1,000,000	1,070,986
Household Finance Corporation, Note
5.750%	01/30/2007		1,050,000	1,066,623
John Deere Capital Corporation, Note
7.000%	03/15/2012		350,000	391,085
JP Morgan & Company, Inc., Note
6.000%	01/15/2009		350,000	362,863
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013		1,750,000	1,822,525
JP Morgan Chase & Company, Note
6.750%	02/01/2011		750,000	812,474
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008		850,000	838,982
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN)
6.625%	01/18/2012		750,000	816,917
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014		500,000	514,535
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009		1,000,000	1,041,021
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009		500,000	488,895
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008		250,000	244,595
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018		250,000	288,814
Morgan Stanley, Note
8.000%	06/15/2010		750,000	847,580
Morgan Stanley, Note
7.250%	04/01/2032		100,000	120,508
Morgan Stanley, Note
5.800%	04/01/2007		350,000	355,850
Morgan Stanley, Note
4.750%	04/01/2014		1,000,000	966,424
Morgan Stanley, Note
3.875%	01/15/2009		750,000	731,637
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012		500,000	564,398
Pepco Holdings, Inc., Note
6.450%	08/15/2012		150,000	160,665
Residential Capital Corporation, Note, 144A
6.375%	06/30/2010	*	350,000	354,936
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008		100,000	94,270
Swiss Bank Corporation of New York, Note, (MTN), (FRN)
7.375%	06/15/2017		100,000	119,031

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
U.S. Bank National Association, Note, (MTN), (FRN)
6.375%	08/01/2011	$750,000	$809,044
Washington Mutual, Inc., Senior Note
4.375%	01/15/2008	1,000,000	993,828
			44,302,416
Food Retailers—0.1%
Albertson’s, Inc., Note
7.500%	02/15/2011	250,000	245,767
Kroger Co. (The), Senior Note
7.500%	04/01/2031	200,000	224,066
Safeway, Inc., Note
7.500%	09/15/2009	800,000	861,698
			1,331,531
Forest Products & Paper—0.2%
International Paper Company, Note
6.750%	09/01/2011	600,000	643,843
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	262,712
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	163,781
Weyerhaeuser Company, Note
7.375%	03/15/2032	750,000	851,048
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	108,197
			2,029,581
Health Care Providers—0.1%
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,117,048
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.750%	01/15/2008	100,000	99,420
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	490,569
			589,989
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	817,374
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009	100,000	102,465
Deere & Company, Global Note
6.950%	04/25/2014	250,000	285,364
United Technologies Corporation, Note
6.700%	08/01/2028	150,000	175,065
United Technologies Corporation, Note
6.100%	05/15/2012	50,000	53,515
			1,433,783
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	492,466
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	98,497
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	390,555
			981,518
Household Products—0.0%
Fortune Brands, Inc., Note
2.875%	12/01/2006	100,000	97,930
Industrial—Diversified—0.2%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011	500,000	540,663
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008	1,000,000	1,036,546
			1,577,209
Insurance—0.9%
Aetna, Inc., Guaranteed Note
7.625%	08/15/2026	100,000	123,376
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	816,845
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	468,816
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012	650,000	658,243
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	95,633
Anthem, Inc., Note
6.800%	08/01/2012	150,000	165,652
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	508,329
Axa Company (France)
8.600%	12/15/2030	250,000	330,112
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	111,969
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	520,873
CNA Financial Corporation, Note
6.750%	11/15/2006	100,000	102,022
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	163,338
Genworth Financial, Inc., Note
5.750%	05/15/2014	500,000	524,858
Hartford Life, Inc., Senior Note
7.375%	03/01/2031	150,000	182,453
MetLife, Inc., Note
5.000%	11/24/2013	500,000	498,054
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	110,517
MetLife, Inc., Senior Note
5.250%	12/01/2006	500,000	502,084
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	168,813
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	384,995
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	501,286
Prudential Financial, Inc., Note, (MTN), (FRN)
3.750%	05/01/2008	100,000	98,565
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	101,503
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	149,795
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	601,790
UnitedHealth Group, Inc., Note
5.000%	08/15/2014	500,000	503,351
WellPoint, Inc., Note
5.950%	12/15/2034	250,000	261,560
			8,654,832

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Lodging—0.1%
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.500%	07/01/2010		$250,000	$252,622
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.375%	12/15/2013		250,000	247,048
Hilton Hotels Corporation, Note
7.625%	12/01/2012		250,000	281,782
				781,452
Media—Broadcasting & Publishing—0.5%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009		250,000	277,663
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		250,000	241,312
Comcast Cable Communications Corporation, Note
8.375%	05/01/2007	†	500,000	527,741
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022		400,000	540,014
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013		500,000	592,428
Comcast Corporation, Note
7.050%	03/15/2033		500,000	558,261
COX Communications, Inc., Note
5.500%	10/01/2015		75,000	74,686
COX Communications, Inc., Note
5.450%	12/15/2014		300,000	298,582
COX Communications, Inc., Note
4.625%	06/01/2013		250,000	236,937
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023		1,000,000	1,215,992
Time Warner, Inc., Note
7.625%	04/15/2031		500,000	587,554
Viacom, Inc., Senior Note
7.875%	07/30/2030		250,000	293,249
Viacom, Inc., Senior Note
5.625%	08/15/2012		50,000	50,871
				5,495,290
Metals—0.2%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		150,000	155,542
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	346,169
Alcoa, Inc., Note
7.375%	08/01/2010		750,000	835,086
Masco Corporation, Senior Note
5.875%	07/15/2012		250,000	261,888
				1,598,685
Oil & Gas—1.4%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	492,639
Amerada Hess Corp., Note
7.300%	08/15/2031		250,000	292,581
Amerada Hess Corporation
6.650%	08/15/2011		150,000	162,271
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	199,137
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031		150,000	182,451
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	256,521
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013		350,000	404,340
Chevron Phillips Chemical Company LLC, Note
5.375%	06/15/2007		350,000	353,070
Conoco, Inc., Note
6.950%	04/15/2029		750,000	915,854
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014		250,000	247,405
Devon Financing Corporation ULC, Note
7.875%	09/30/2031	†	500,000	631,612
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		750,000	825,432
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009		50,000	48,431
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	147,576
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	149,734
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	158,838
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011		500,000	539,926
Kinder Morgan Energy Partners, LP, Note
5.350%	08/15/2007		350,000	353,087
Kinder Morgan, Inc., Note
7.250%	03/01/2028		150,000	171,631
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012		250,000	268,013
Lasmo USA, Inc., Senior Note (United Kingdom)
6.750%	12/15/2007		100,000	104,409
Marathon Oil Corporation, Note
6.125%	03/15/2012		350,000	374,131
Nexen, Inc., Note (Canada)
5.050%	11/20/2013		250,000	248,735
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009		450,000	472,841
Occidental Petroleum Corporation, Note
7.200%	04/01/2028		250,000	308,377
Occidental Petroleum Corporation, Senior Note
7.375%	11/15/2008		400,000	432,496
Pemex Project Funding Master Trust, Guaranteed Note, 144A
9.625%	12/02/2008	*	350,000	395,500
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010		350,000	410,375
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022		250,000	306,250
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014		350,000	389,375
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035		250,000	250,884
Phillips 66 Capital Trust II, Note
8.000%	01/15/2037		750,000	804,662
Southern California Gas Company, Note
4.800%	10/01/2012		100,000	99,982
Suncor Energy, Inc., Note
7.150%	02/01/2032		500,000	616,896
Texaco Capital, Inc., Note
5.500%	01/15/2009		350,000	363,543
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013		250,000	235,660
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018		100,000	119,315
Union Oil Company of California, Guaranteed Senior Note
5.050%	10/01/2012		100,000	101,794

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028		$350,000	$407,360
Valero Energy Corporation, Note
4.750%	06/15/2013		500,000	486,685
XTO Energy, Inc., Senior Note
4.900%	02/01/2014		750,000	737,136
				14,466,955
Pharmaceuticals—0.4%
Abbott Laboratories, Note
3.500%	02/17/2009		250,000	241,909
American Home Products Corporation, Senior Note
6.950%	03/15/2011		250,000	274,934
Bristol-Myers Squibb Company, Note
5.750%	10/01/2011		850,000	892,719
Eli Lilly & Company, Note
2.900%	03/15/2008		150,000	144,151
Genentech, Inc., Senior Note, 144A
5.250%	07/15/2035	*	100,000	96,705
Genentech, Inc., Senior Note, 144A
4.750%	07/15/2015	*	200,000	196,536
Genentech, Inc., Senior Note, 144A
4.400%	07/15/2010	*	100,000	98,955
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014		500,000	485,095
Johnson & Johnson, Note
4.950%	05/15/2033		200,000	196,298
Merck & Co., Inc., Note
4.750%	03/01/2015		250,000	241,239
Merck & Company, Inc., Senior Note
4.375%	02/15/2013		200,000	190,912
Pharmacia Corporation, Note
6.500%	12/01/2018		350,000	399,228
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033		250,000	289,527
Wyeth, Note
5.500%	03/15/2013		100,000	102,712
Wyeth, Senior Note
6.500%	02/01/2034		250,000	281,939
Wyeth, Senior Note
5.500%	02/01/2014	†	250,000	256,608
				4,389,467
Real Estate—0.1%
Archstone Smith Trust REIT, Senior Note
5.000%	08/15/2007		100,000	100,426
Boston Properties, Inc. REIT
6.250%	01/15/2013		750,000	795,969
Camden Property Trust REIT, Note
5.000%	06/15/2015		200,000	193,785
Simon Property Group, LP REIT, Note
6.350%	08/28/2012		250,000	266,970
				1,357,150
Restaurants—0.1%
McDonald’s Corporation, Note, (MTN), (FRN)
3.875%	08/15/2007		250,000	246,901
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012		250,000	287,185
				534,086
Retailers—0.5%
Costco Wholesale Corporation, Senior Note
5.500%	03/15/2007		250,000	253,112
CVS Corporation, Note
4.875%	09/15/2014		530,000	519,828
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029		500,000	540,715
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009		253,000	263,943
Fred Meyer, Inc., Note
7.450%	03/01/2008		750,000	791,171
Limited Brands, Note
5.250%	11/01/2014		250,000	234,107
May Department Stores Company (The), Note
7.900%	10/15/2007		250,000	263,199
May Department Stores Company (The), Note, 144A
5.750%	07/15/2014	*	250,000	254,195
Target Corporation, Note
7.000%	07/15/2031		350,000	426,801
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030		750,000	956,533
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009		750,000	808,474
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011		250,000	243,467
				5,555,545
Telecommunications—0.1%
Verizon Global Funding Corporation
7.375%	09/01/2012		1,000,000	1,136,376
Telephone Systems—1.5%
Alltel Corporation, Senior Note
7.000%	07/01/2012		250,000	278,237
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014		100,000	99,120
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031		250,000	338,468
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011		750,000	854,826
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030		500,000	618,134
BellSouth Corporation, Note
6.875%	10/15/2031		350,000	391,372
BellSouth Corporation, Note
6.000%	10/15/2011		250,000	264,560
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030		150,000	204,074
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010		500,000	579,548
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.750%	06/15/2030		750,000	971,189
Deutsche Telekom International Finance BV, Note (Netherlands)
8.500%	06/15/2010		700,000	794,394
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031		500,000	672,129
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011		100,000	113,674
GTE Corporation, Note
7.510%	04/01/2009		200,000	217,093
Royal KPN NV, Note (Netherlands)
8.000%	10/01/2010		350,000	397,357
SBC Communications, Inc., Global Note
6.150%	09/15/2034		500,000	513,425
SBC Communications, Inc., Global Note
5.100%	09/15/2014		500,000	496,338

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		$750,000	$788,096
Sprint Capital Corporation, Note
8.375%	03/15/2012		850,000	1,001,588
Sprint Capital Corporation, Note
6.875%	11/15/2028		500,000	554,007
Sprint Capital Corporation, Note
6.125%	11/15/2008		1,000,000	1,039,156
Telecom Italia Capital SA, Guaranteed Senior Note, 144A (Luxembourg)
6.000%	09/30/2034	*	250,000	245,816
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013		350,000	348,086
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	468,369
TELUS Corporation, Note (Canada)
7.500%	06/01/2007		500,000	522,329
Verizon Global Funding Corporation, Note
7.750%	12/01/2030		750,000	916,512
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		350,000	358,999
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	239,678
Verizon Wireless Capital LLC, Note
5.375%	12/15/2006		350,000	353,498
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	319,378
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	614,053
				15,573,503
Transportation—0.4%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	830,228
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	566,815
CSX Corp., Note
6.750%	03/15/2011		300,000	325,439
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	426,041
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	599,654
Union Pacific Corporation, Note, (MTN), (FRN)
6.790%	11/09/2007		750,000	781,613
Union Pacific Corporation., Note
6.625%	02/01/2029		250,000	281,885
				3,811,675
TOTAL CORPORATE OBLIGATIONS
(Cost $209,892,777)				211,724,866

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.4%
U.S. Government Agencies—11.3%
Federal Home Loan Bank
6.750%	08/15/2007		700,000	729,569
5.945%	07/28/2008		2,000,000	2,077,830
5.750%	05/15/2012		1,100,000	1,171,002
5.250%	06/18/2014	†	5,500,000	5,752,895
4.000%	03/10/2008		500,000	495,189
3.625%	06/20/2007		3,200,000	3,164,224
3.000%	04/15/2009		6,000,000	5,717,574
2.950%	09/14/2006		300,000	296,182
2.750%	12/15/2006-03/14/2008		5,150,000	5,024,758
2.625%	10/16/2006-02/16/2007		9,300,000	9,105,535
Federal Home Loan Mortgage Corporation
6.750%	09/15/2029		770,000	962,430
6.250%	07/15/2032		500,000	599,258
6.000%	06/15/2011		3,900,000	4,183,975
5.750%	04/15/2008-01/15/2012		2,550,000	2,651,923
5.200%	03/05/2019		200,000	198,171
5.125%	07/15/2012		2,000,000	2,060,850
5.000%	01/30/2014		600,000	596,347
4.750%	12/08/2010-10/11/2012		1,500,000	1,494,539
4.500%	08/04/2008-01/15/2015		6,600,000	6,522,962
4.375%	01/25/2010-03/01/2010		3,100,000	3,064,457
4.250%	06/23/2008		1,000,000	988,642
4.125%	09/01/2009-02/24/2011		3,500,000	3,446,677
4.000%	09/22/2009		560,000	546,015
3.500%	09/15/2007-04/01/2008		8,360,000	8,231,922
3.300%	09/14/2007		300,000	294,406
3.250%	11/02/2007		500,000	488,825
2.875%	05/15/2007		3,250,000	3,176,950
2.850%	02/23/2007		1,000,000	980,138
2.400%	03/29/2007		1,000,000	972,384
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	3,095,772
6.625%	09/15/2009-11/15/2030		5,450,000	6,006,858
6.375%	06/15/2009		394,000	418,763
6.250%	05/15/2029		2,240,000	2,643,173
6.000%	05/15/2011		1,500,000	1,606,662
5.500%	03/15/2011		1,400,000	1,463,994
4.750%	02/21/2013		600,000	596,774
4.625%	06/01/2010-10/15/2013		7,000,000	7,003,933
4.500%	08/04/2008		2,500,000	2,485,580
4.375%	07/17/2013		600,000	580,962
4.250%	09/15/2007		1,500,000	1,496,525
4.125%	04/15/2014		900,000	870,355
3.650%	11/30/2007		1,000,000	984,742
3.250%	01/15/2008		4,000,000	3,900,080
3.000%	03/02/2007		1,000,000	981,190
2.625%	01/19/2007		1,000,000	978,393
0.000%	06/01/2017		1,000,000	572,366
Financing Corporation, Note
9.650%	11/02/2018		500,000	731,745
8.600%	09/26/2019		500,000	688,475
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,364,707
				113,466,678
U.S. Government Agencies—Mortgage Backed—34.1%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		1,039,909	1,105,289
7.000%	02/01/2016- 11/01/2033		2,678,846	2,803,913
6.500%	05/01/2008-07/01/2035		13,955,638	14,391,459
6.000%	11/01/2016-12/01/2033		15,815,317	16,130,744

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
5.500%	02/01/2018-01/01/2035		$36,760,183	$36,920,833
5.000%	05/01/2018-07/01/2035		41,498,436	40,918,260
4.500%	07/01/2011-11/01/2034		21,988,515	21,462,589
4.000%	04/01/2009-05/01/2019		3,559,103	3,430,901
3.500%	05/01/2011		78,147	75,585
Federal Home Loan Mortgage Corporation TBA
5.500%	10/01/2035		3,500,000	3,501,092
5.000%	10/01/2020		1,000,000	997,500
Federal National Mortgage Association
7.500%	06/01/2030-07/01/2031		97,290	103,052
7.000%	03/01/2030-10/01/2034		2,735,839	2,864,539
6.500%	02/01/2017-11/01/2033		8,795,258	9,066,807
6.000%	04/01/2014-10/01/2035		21,851,108	22,259,251
5.500%	01/01/2018-09/01/2035		56,793,020	56,907,891
5.000%	03/01/2018-09/01/2035		55,700,435	54,861,652
4.500%	08/01/2011-08/01/2035		17,461,209	16,980,437
4.000%	07/01/2011-11/01/2019		6,058,026	5,852,523
Government National Mortgage Association
7.500%	12/15/2029-05/15/2032		1,524,326	1,619,217
7.000%	09/15/2031		1,113,209	1,171,382
6.500%	03/15/2026-10/15/2032		3,532,020	3,677,073
6.000%	02/15/2033-11/15/2034		6,596,129	6,759,777
5.500%	04/15/2033-06/15/2035		12,792,266	12,923,982
5.000%	05/15/2033-09/15/2035		7,222,754	7,156,052
				343,941,800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $462,372,150)				457,408,478

U.S. TREASURY OBLIGATIONS—24.5%
U.S. Treasury Bonds—7.7%
U.S. Treasury Bond
13.875%	05/15/2011		600,000	635,626
13.250%	05/15/2014		850,000	1,106,527
12.750%	11/15/2010		200,000	202,109
11.750%	11/15/2014	†	500,000	640,859
11.250%	02/15/2015		500,000	762,520
10.375%	11/15/2012	†	300,000	337,383
9.875%	11/15/2015		2,600,000	3,753,750
9.250%	02/15/2016		4,700,000	6,575,779
9.125%	05/15/2018		1,000,000	1,442,774
8.875%	08/15/2017		4,000,000	5,609,688
8.750%	05/15/2017	†	1,100,000	1,524,188
8.125%	08/15/2019		4,830,000	6,595,780
8.000%	11/15/2021	†	2,810,000	3,890,754
7.875%	02/15/2021		3,000,000	4,081,641
7.625%	02/15/2025		2,700,000	3,728,217
7.500%	11/15/2024		1,350,000	1,839,059
7.250%	05/15/2016-08/15/2022		4,850,000	6,122,918
7.125%	02/15/2023		2,425,000	3,147,197
6.500%	11/15/2026		3,150,000	3,939,963
6.250%	05/15/2030	†	3,260,000	4,048,897
6.125%	11/15/2027		2,600,000	3,137,979
6.000%	02/15/2026	†	3,000,000	3,539,064
5.750%	08/15/2010		1,260,000	1,344,213
5.375%	02/15/2031	†	1,641,000	1,838,947
5.250%	02/15/2029		2,600,000	2,835,118
5.000%	08/15/2011	†	4,500,000	4,677,368
				77,358,318
U.S. Treasury Notes—16.8%
U.S. Treasury Note
6.125%	08/15/2007		4,350,000	4,503,103
6.000%	08/15/2009		7,550,000	8,031,615
5.625%	05/15/2008		4,800,000	4,970,813
5.500%	02/15/2008-05/15/2009	†	5,000,000	5,195,667
4.875%	02/15/2012		2,095,000	2,166,280
4.750%	11/15/2008		9,100,000	9,248,949
4.375%	05/15/2007	†	5,200,000	5,218,892
4.250%	08/15/2013-11/15/2014	†	10,950,000	10,892,623
4.125%	05/15/2015		750,000	737,315
4.000%	08/31/2007-02/15/2015	†	40,980,000	40,534,324
3.875%	02/15/2013	†	1,060,000	1,033,045
3.750%	05/15/2008	†	2,400,000	2,375,064
3.625%	07/15/2009-05/15/2013		4,910,000	4,731,661
3.500%	11/15/2006-12/15/2009	†	11,370,000	11,132,657
3.375%	02/28/2007-10/15/2009		6,500,000	6,361,127
3.250%	01/15/2009	†	2,130,000	2,069,180
3.125%	01/31/2007-04/15/2009		11,720,000	11,460,376
3.000%	12/31/2006-02/15/2008		17,400,000	17,021,126
2.750%	08/15/2007	†	7,700,000	7,508,108
2.625%	11/15/2006-05/15/2008		8,500,000	8,286,374
2.500%	10/31/2006		6,000,000	5,899,458
				169,377,757
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $247,774,722)				246,736,075

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,089,462
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	647,200
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		550,000	526,440
Oregon State (Oregon)
5.762%	06/01/2023		200,000	214,508
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,331,280)				2,477,610

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
SOVEREIGN DEBT OBLIGATIONS—2.0%
Government Issued—2.0%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	$150,000	$177,941
Canadian Government (Canada)
5.250%	11/05/2008	250,000	257,516
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	378,542
Hydro-Quebec (Canada)
8.050%	07/07/2024	500,000	678,617
Italian Republic (Italy)
6.875%	09/27/2023	750,000	905,059
Italian Republic (Italy)
6.000%	02/22/2011	1,550,000	1,656,183
Italian Republic (Italy)
5.375%	06/15/2033	500,000	513,171
Italian Republic (Italy)
4.375%	10/25/2006	750,000	750,235
Italian Republic (Italy)
3.750%	12/14/2007	500,000	493,030
Italian Republic (Italy)
3.250%	05/15/2009	500,000	481,641
Italian Republic (Italy)
2.750%	12/15/2006	500,000	490,899
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	567,166
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	284,033
Manitoba Province (Cayman Islands)
4.250%	11/20/2006	750,000	749,341
New Brunswick Province (Canada)
3.500%	10/23/2007	150,000	147,114
Nova Scotia Province (Canada)
5.750%	02/27/2012	350,000	369,226
Ontario Province (Canada)
5.500%	10/01/2008	550,000	568,028
Ontario Province (Canada)
3.625%	10/21/2009	250,000	242,268
Ontario Province (Canada)
3.282%	03/28/2008	250,000	242,488
Ontario Province (Canada)
2.650%	12/15/2006	1,000,000	980,647
People’s Republic of China (China)
4.750%	10/29/2013	250,000	247,059
Quebec Province (Canada)
7.500%	09/15/2029	200,000	265,791
Quebec Province (Canada)
6.125%	01/22/2011	850,000	910,299
Quebec Province (Canada)
5.750%	02/15/2009	850,000	882,506
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	108,808
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	156,660
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	186,112
Republic of Korea (South Korea)
8.875%	04/15/2008	250,000	276,893
Republic of Poland (Poland)
5.250%	01/15/2014	200,000	206,250
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	281,875
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	271,925
State of Israel (Israel)
5.125%	03/01/2014	250,000	249,127
United Mexican States (Mexico)
9.875%	01/15/2007	150,000	159,863
United Mexican States (Mexico)
8.625%	03/12/2008	1,000,000	1,090,000
United Mexican States (Mexico)
8.375%	01/14/2011	500,000	576,250
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	626,250
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	911,250
United Mexican States (Mexico)
7.500%	04/08/2033	400,000	465,000
United Mexican States (Mexico)
6.375%	01/16/2013	1,150,000	1,226,475
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,688,724)			20,031,538

ASSET BACKED SECURITIES—1.7%
Automotive—0.8%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010	1,000,000	982,604
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4
3.060%	10/21/2009	1,000,000	976,906
Household Auto Receivables Trust, Series 2002-3, Class A4A
3.440%	05/18/2009	1,889,542	1,877,063
WFS Financial Owner Trust, Series 2003-3, Class A4
3.250%	05/20/2011	900,000	886,774
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012	2,750,000	2,686,371
			7,409,718
Credit Cards—0.6%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011	1,500,000	1,455,169
Capital One Master Trust, Series 2001-8, Class A
4.600%	08/17/2009	400,000	400,519
Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
5.650%	06/16/2008	1,975,000	1,992,461
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011	1,500,000	1,561,231
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011	825,000	860,939
			6,270,319
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	2,700,000	3,037,077
TOTAL ASSET BACKED SECURITIES
(Cost $17,092,455)			16,717,114

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—3.7%
Mortgage Backed—3.7%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043		$500,000	$505,337
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038		3,000,000	2,892,053
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042		500,000	492,829
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/11/2030		407,000	424,136
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036		1,000,000	975,474
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033		894,957	909,605
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033		3,500,000	3,768,254
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038		1,000,000	966,873
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	12/15/2009		1,707,000	1,877,396
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038		2,000,000	1,958,986
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4
5.560%	06/12/2041		750,000	776,812
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037		1,750,000	1,732,349
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031		6,000,000	6,365,509
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031		1,500,000	1,492,715
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		1,000,000	983,929
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029		1,000,000	984,027
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	511,497
Morgan Stanley Capital I, Series 1997-C1, Class B
7.690%	02/15/2020		1,000,000	1,016,096
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041		750,000	740,474
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045		1,000,000	966,414
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	496,544
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030		559,691	578,937
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034		3,000,000	2,959,517
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	705,473
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	751,485
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	506,631
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.411%	08/15/2041		750,000	766,718
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $37,656,651)				37,106,070

CASH EQUIVALENTS—9.1%
Institutional Money Market Funds—0.4%
American Beacon Funds
3.682%	10/03/2005	††	1,126,784	1,126,784
BGI Institutional Fund
3.779%	10/03/2005	††	2,259,505	2,259,505
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	600,951	600,951
				3,987,240
Bank & Certificate Deposits/Offshore Time Deposits—6.9%
Bank of Montreal
3.790%	11/01/2005	††	2,253,568	2,253,568
Bank of Nova Scotia
3.770%	10/31/2005	††	2,629,162	2,629,162
Bank of Nova Scotia
3.660%	10/11/2005	††	2,344,481	2,344,481
Bank of the West (The)
3.760%	10/28/2005	††	751,189	751,189
Barclays
3.710%	10/14/2005	††	1,277,022	1,277,022
Barclays
3.700%	10/14/2005	††	1,652,616	1,652,616
Barclays
3.615%	10/03/2005	††	1,851,635	1,851,635
Blue Ridge Asset
3.779%	10/20/2005	††	2,253,568	2,253,568
BNP Paribas
3.750%	10/28/2005	††	2,253,568	2,253,568
Citigroup
3.630%	10/31/2005	††	3,004,757	3,004,757
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	3,755,946	3,755,946
Fortis Bank
3.810%	10/07/2005	††	1,201,903	1,201,903
Fortis Bank
3.720%	10/18/2005	††	1,502,379	1,502,379
Grampian Funding LLC
3.763%	10/20/2005	††	1,877,973	1,877,973

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Greyhawk Funding
3.742%	10/17/2005	††	$1,114,331	$1,114,331
Greyhawk Funding
3.660%	10/05/2005	††	1,126,784	1,126,784
Lloyds TSB Bank
3.760%	10/28/2005	††	1,126,784	1,126,784
Merrill Lynch & Company
3.928%	10/03/2005	††	6,142,329	6,142,329
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	1,502,379	1,502,379
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	1,126,784	1,126,784
Ranger Funding
3.752%	10/17/2005	††	1,502,379	1,502,379
Royal Bank of Canada
3.780%	10/06/2005	††	4,249,220	4,249,220
Royal Bank of Scotland
3.760%	11/01/2005	††	3,755,946	3,755,946
Sheffield Receivables Corporation
3.711%	10/13/2005	††	2,253,568	2,253,568
Societe Generale
3.780%	10/03/2005	††	3,755,946	3,755,946
Svenska Handlesbanken
3.875%	10/03/2005	††	3,549,022	3,549,022
Toronto Dominion Bank
3.680%	10/04/2005	††	1,126,784	1,126,784
UBS AG
3.750%	10/31/2005	††	1,502,379	1,502,379
Wachovia Bank NA
3.760%	10/25/2005	††	3,004,757	3,004,757
Wells Fargo
3.770%	10/19/2005	††	2,253,568	2,253,568
Yorktown Capital LLC
3.755%	10/05/2005	††	1,877,973	1,877,973
				69,580,700
Floating Rate Instruments/Master Notes—1.8%
Bank of America
3.770%	10/18/2005	††	1,502,379	1,502,379
Bank of America
3.770%	11/28/2005	††	2,756,863	2,756,863
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	2,338,713	2,338,713
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	1,502,379	1,502,379
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	1,502,379	1,502,379
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	2,620,882	2,620,882
Harris Trust & Savings Bank
3.795%	11/04/2005	††	751,189	751,189
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	901,427	901,427
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	2,629,162	2,629,162
Rabobank Nederland
3.940%	05/31/2006	††	1,877,973	1,877,973
				18,383,346
TOTAL CASH EQUIVALENTS
(Cost $91,951,286)				91,951,286

	Face	Value
REPURCHASE AGREEMENTS—1.5%
IBT Repurchase Agreement dated 09/30/05 due 10/03/05, with a maturity value of $14,624,972 and an effective yield of 3.15% collateralized by the U.S. Government Agency Obligations with rates ranging from 4.27% to 6.75%, maturity dates ranging from 01/15/2027 to 12/25/2032 and an aggregate market value of $15,352,190.	$14,621,134	14,621,134
TOTAL INVESTMENTS—109.1%
(Cost $1,103,381,179)		1,098,774,171
Other assets less liabilities—(9.1%)		(91,858,962)
NET ASSETS—100.0%		$1,006,915,209

Legend to the Schedule of Investments:

FRN	Floating Rate Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.19% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund	Shares	Value
COMMON STOCKS—98.8%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$156,302
Monster Worldwide, Inc. *†	3,572	109,696
Omnicom Group †	5,767	482,294
		748,292
Aerospace & Defense—1.5%
Goodrich Corporation	3,725	165,166
Boeing Company (The)	25,419	1,727,221
General Dynamics Corporation	6,261	748,503
Honeywell International, Inc.	26,409	990,337
Lockheed Martin Corporation	11,368	693,903
Northrop Grumman Corporation	11,198	608,611
Textron, Inc.	4,227	303,160
		5,236,901
Airlines—0.1%
Southwest Airlines Company	21,649	321,488

Apparel Retailers—0.4%
Gap, Inc. (The)	18,174	316,773
Kohl’s Corporation *	10,770	540,439
Ltd. Brands	10,963	223,974
Nordstrom, Inc.	7,356	252,458
		1,333,644
Automotive—0.8%
Autonation, Inc. *	5,626	112,351
Dana Corporation	4,708	44,302
Delphi Corporation	17,845	49,252
Ford Motor Company †	57,278	564,761
General Motors Corporation †	17,657	540,481
Genuine Parts Company	5,410	232,089
Goodyear Tire & Rubber Company (The) *	5,556	86,618
Harley-Davidson, Inc.	8,404	407,090
ITT Industries, Inc.	2,921	331,826
Navistar International Corporation *	2,176	70,568
Paccar, Inc.	5,372	364,705
Visteon Corporation †	4,143	40,519
		2,844,562
Banking—11.0%
American Express Company	38,506	2,211,785
AmSouth Bancorp	11,018	278,315
BB&T Corporation	17,168	670,410
Bank of America Corporation †	125,332	5,276,477
Bank of New York Company, Inc. (The)	24,367	716,633
Capital One Financial Corporation	9,001	715,760
CIT Group, Inc. †	6,457	291,727
Citigroup, Inc. ††	161,826	7,366,319
Comerica, Inc.	5,263	309,991
Compass Bancshares, Inc.	4,000	183,320
Fifth Third Bancorp †	17,412	639,543
First Horizon National Corporation †	3,674	133,550
Golden West Financial Corporation †	8,311	493,590
Huntington Bancshares, Inc. †	7,147	160,593
JP Morgan Chase & Company	109,481	3,714,690
KeyCorp	12,773	411,929
M&T Bank Corporation	2,721	287,637
MBNA Corporation	38,722	954,110
Marshall & IIsley Corporation	6,557	285,295
Mellon Financial Corporation	13,012	415,994
National City Corporation	17,791	594,931
North Fork Bancorp, Inc.	14,553	371,101
Northern Trust Corporation	5,818	294,100
PNC Financial Services Group, Inc.	8,880	515,218
Providian Financial Corporation *	9,193	162,532
Regions Financial Corporation	14,562	453,169
SLM Corporation †	12,776	685,305
Sovereign Bancorp, Inc.	10,480	230,979
State Street Corporation	10,482	512,779
Suntrust Banks, Inc.	11,317	785,966
Synovus Financial Corporation	9,554	264,837
U.S. Bancorp	57,465	1,613,617
Wachovia Corporation	49,383	2,350,137
Washington Mutual, Inc. †	27,134	1,064,195
Wells Fargo & Company	52,837	3,094,663
Zions Bancorp	2,846	202,664
		38,713,861
Beverages, Food & Tobacco—5.1%
Altria Group, Inc.	64,730	4,771,248
Anheuser-Busch Companies, Inc.	24,142	1,039,072
Archer-Daniels-Midland Company	20,381	502,595
Brown-Forman Corporation Class B	2,844	169,332
Campbell Soup Company	5,775	171,806
Coca-Cola Company (The)	64,995	2,807,134
Coca-Cola Enterprises, Inc.	9,430	183,885
ConAgra Foods, Inc.	16,394	405,751
Constellation Brands, Inc. Class A *	6,480	168,480
General Mills, Inc.	11,522	555,360
H.J. Heinz Company	10,943	399,857
Hershey Foods Corporation	6,050	340,675
Kellogg Company	7,975	367,887
McCormick & Company, Inc.	4,395	143,409
Molson Coors Brewing Company—Class B	2,053	131,413
Pepsi Bottling Group, Inc.	4,996	142,636
Pepsico, Inc.	52,272	2,964,345
Reynolds American, Inc.	2,675	222,078
Safeway, Inc. †	13,907	356,019
Sara Lee Corporation	24,524	464,730
Supervalu, Inc.	4,247	132,167
Sysco Corporation	19,736	619,118
Tyson Foods, Inc. Class A	7,900	142,595
UST, Inc. †	5,151	215,621
WM Wrigley Jr. Company	5,631	404,756
		17,821,969
Building Materials—1.3%
Home Depot, Inc.	66,994	2,555,151
Louisiana-Pacific Corporation	3,355	92,900
Lowe’s Companies, Inc.	24,392	1,570,845
Vulcan Materials Company †	3,221	239,030
		4,457,926
Chemicals—1.4%
Air Products & Chemicals, Inc.	7,096	391,273
Avery Dennison Corporation	3,207	168,015
Cooper Tire & Rubber Company †	2,340	35,732
Dow Chemical Company (The)	30,356	1,264,935
Eastman Chemical Company	2,451	115,123

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ecolab, Inc.		5,738	$183,214
EI Du Pont de Nemours & Company		31,010	1,214,662
Hercules, Inc.	*	3,515	42,953
International Flavors & Fragrances, Inc.		2,965	105,673
Monsanto Company		8,297	520,637
PPG Industries, Inc.		5,381	318,501
Praxair, Inc.		10,096	483,901
			4,844,619
Commercial Services—1.1%
Allied Waste Industries, Inc.	*†	7,839	66,240
Apollo Group, Inc. Class A	*	4,829	320,597
Cendant Corporation	†	33,090	682,978
Cintas Corporation		4,714	193,510
Convergys Corporation	*	4,528	65,067
Equifax, Inc.		4,405	153,911
Fluor Corporation	†	2,599	167,324
H&R Block, Inc.		10,232	245,363
Moody’s Corporation		8,258	421,819
Paychex, Inc.		10,422	386,448
Robert Half International, Inc.	†	5,293	188,378
RR Donnelley & Sons Company		6,781	251,372
Ryder System, Inc.		2,030	69,467
Waste Management, Inc.		17,915	512,548
			3,725,022
Communications—1.9%
ADC Telecommunications, Inc.	*	3,642	83,256
Andrew Corporation	*†	4,865	54,245
Avaya, Inc.	*	13,317	137,165
Ciena Corporation	*	15,008	39,621
Comverse Technology, Inc.	*	6,104	160,352
Corning, Inc.	*	46,110	891,306
L-3 Communications Holdings, Inc.	†	3,523	278,564
Lucent Technologies, Inc.	*	138,279	449,407
Motorola, Inc.		77,324	1,708,087
Network Appliance, Inc.	*†	11,224	266,458
Qualcomm, Inc.		51,019	2,283,100
Scientific-Atlanta, Inc.		4,807	180,311
Tellabs, Inc.	*	12,229	128,649
			6,660,521
Computer Software & Processing—5.1%
Adobe Systems, Inc.		15,358	458,436
Affiliated Computer Services, Inc. Class A	*	3,980	217,308
Autodesk, Inc.		7,066	328,145
Automatic Data Processing, Inc.		18,084	778,335
BMC Software, Inc.	*	7,266	153,313
Citrix Systems, Inc.	*	5,196	130,627
Computer Associates International, Inc.	†	15,096	419,820
Computer Sciences Corporation	*	5,832	275,912
Compuware Corporation	*	12,167	115,586
Electronic Arts, Inc.	*	9,618	547,168
Electronic Data Systems Corporation		16,012	359,309
First Data Corporation		23,793	951,720
Fiserv, Inc.	*	6,138	281,550
IMS Health, Inc.		7,482	188,322
Intuit, Inc.	*	5,986	268,233
Mercury Interactive Corporation	*	2,850	112,860
Microsoft Corporation		288,315	7,418,345
NCR Corporation	*	5,990	191,141
Novell, Inc.	*	11,821	88,066
Nvidia Corporation	*	5,134	175,994
Oracle Corporation	*	118,038	1,462,491
Parametric Technology Corporation	*	8,439	58,820
Siebel Systems, Inc.		16,000	165,280
Sun Microsystems, Inc.	*	107,403	421,020
Symantec Corporation	*	36,990	838,193
Unisys Corporation	*	10,465	69,488
Yahoo!, Inc.	*	39,750	1,345,140
			17,820,622
Computers & Information—5.1%
3M Company		23,920	1,754,771
Apple Computer, Inc.	*	25,967	1,392,091
Cisco Systems, Inc.	*	199,026	3,568,536
Dell, Inc.	*	74,702	2,554,808
EMC Corporation	*	74,683	966,398
Gateway, Inc.	*	10,279	27,753
Hewlett-Packard Company		89,713	2,619,620
International Business Machines Corporation		49,984	4,009,716
International Game Technology		10,862	293,274
Jabil Circuit, Inc.	*	5,792	179,089
Lexmark International, Inc.	*	3,468	211,721
Pitney Bowes, Inc.		7,296	304,535
Solectron Corporation	*	29,567	115,607
Symbol Technologies, Inc.		7,303	70,693
			18,068,612
Containers & Packaging—0.1%
Ball Corporation	†	3,568	131,088
Sealed Air Corporation	*	2,691	127,715
			258,803
Cosmetics & Personal Care—2.2%
Alberto Culver Company Class B		2,792	124,942
Avon Products, Inc.		14,618	394,686
Clorox Company		4,896	271,924
Colgate-Palmolive Company		16,300	860,477
Gillette Company (The)		28,141	1,637,806
Procter & Gamble Company		76,771	4,564,804
			7,854,639
Diversified—3.2%
General Electric Company		331,286	11,154,400

Electric Utilities—3.5%
AES Corporation (The)	*	20,714	340,331
Allegheny Energy, Inc.	*†	5,424	166,625
Ameren Corporation		6,500	347,685
American Electric Power Company, Inc.		12,209	484,697
CMS Energy Corporation	*†	7,199	118,424
Calpine Corporation	*†	15,145	39,226
Centerpoint Energy, Inc.	†	9,695	144,165
Cinergy Corporation		6,127	272,100
Consolidated Edison, Inc.	†	7,439	361,163
Constellation Energy Group, Inc.		5,597	344,775
DTE Energy Company	†	5,330	244,434
Dominion Resources, Inc.		10,649	917,305
Duke Energy Corporation	†	28,996	845,813
Edison International		10,318	487,835
Entergy Corporation		6,583	489,249

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Exelon Corporation †	20,645	$1,103,269
FPL Group, Inc. †	12,346	587,670
FirstEnergy Corporation	10,244	533,917
KeySpan Corporation †	5,636	207,292
NiSource, Inc.	8,413	204,015
PG&E Corporation	11,818	463,856
PPL Corporation	11,828	382,399
Pinnacle West Capital Corporation	2,891	127,435
Progress Energy, Inc. †	7,759	347,215
Public Service Enterprise Group, Inc.	7,446	479,225
Sempra Energy	8,211	386,410
Southern Company (The)	23,031	823,589
TXU Corporation	7,501	846,713
TECO Energy, Inc. †	5,950	107,219
Xcel Energy, Inc. †	12,731	249,655
		12,453,706
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	2,956	204,378
Emerson Electric Company	13,055	937,349
		1,141,727
Electronics—3.4%
Advanced Micro Devices, Inc. *	12,536	315,907
Agilent Technologies, Inc. *	15,439	505,627
Altera Corporation *	11,395	217,758
American Power Conversion Corporation	5,418	140,326
Analog Devices, Inc.	11,610	431,195
Applied Micro Circuits Corporation *	9,726	29,178
Broadcom Corporation Class A *	9,179	430,587
Freescale Semiconductor, Inc. Class B *	12,867	303,404
Intel Corporation	190,717	4,701,174
JDS Uniphase Corporation *	45,346	100,668
LSI Logic Corporation *†	12,007	118,269
Linear Technology Corporation	9,592	360,563
Maxim Integrated Products, Inc.	10,205	435,243
Micron Technology, Inc. *	19,238	255,865
Molex, Inc.	5,032	134,254
National Semiconductor Corporation	10,068	264,788
Novellus Systems, Inc.	4,373	109,675
PMC-Sierra, Inc. *†	5,469	48,182
QLogic Corporation *	2,992	102,326
Raytheon Company	14,179	539,086
Rockwell Collins, Inc.	5,606	270,882
Sanmina-SCI Corporation *	16,779	71,982
Teradyne, Inc. *	6,358	104,907
Texas Instruments, Inc.	51,123	1,733,070
Xilinx, Inc.	10,839	301,866
		12,026,782
Entertainment & Leisure—1.9%
Eastman Kodak Company †	8,976	218,386
Harrah’s Entertainment, Inc.	5,744	374,451
Hasbro, Inc.	5,527	108,606
Mattel, Inc.	12,914	215,406
News Corporation, Inc. Class A	76,670	1,195,285
Time Warner, Inc.	146,928	2,660,866
Walt Disney Company	63,165	1,524,171
Xerox Corporation *	30,577	417,376
		6,714,547
Financial Services—3.3%
Bear Stearns Companies, Inc. (The)	3,575	392,356
Charles Schwab Corporation (The)	33,741	486,883
Countrywide Financial Corporation	18,100	596,938
E*Trade Financial Corporation *	11,500	202,400
Federal Home Loan Mortgage Corporation	21,392	1,207,792
Federal National Mortgage Association	30,296	1,357,867
Federated Investors, Inc. Class B	2,799	93,011
Franklin Resources, Inc.	4,642	389,742
Goldman Sachs Group, Inc.	14,426	1,753,913
Janus Capital Group, Inc.	7,623	110,152
Lehman Brothers Holdings, Inc. †	8,351	972,724
Merrill Lynch & Company, Inc.	29,122	1,786,635
Morgan Stanley	33,725	1,819,126
T. Rowe Price Group, Inc.	3,942	257,413
		11,426,952
Food Retailers—0.4%
Albertson’s, Inc. †	11,517	295,411
Kroger Company *	22,795	469,349
Starbucks Corporation *	11,785	590,428
		1,355,188
Forest Products & Paper—0.7%
Bemis Company	3,365	83,115
Georgia-Pacific Corporation	8,048	274,115
International Paper Company †	15,213	453,347
Kimberly Clark Corporation	14,939	889,319
MeadWestvaco Corporation	6,252	172,680
Pactiv Corporation *	4,478	78,455
Temple-Inland, Inc.	3,438	140,442
Weyerhaeuser Company	7,661	526,694
		2,618,167
Health Care Providers—1.4%
Caremark Rx, Inc. *	14,182	708,107
Coventry Health Care, Inc. *	3,400	292,468
Express Scripts, Inc. *†	4,374	272,063
HCA, Inc.	14,101	675,720
Health Management Associates, Inc. Class A †	7,595	178,255
Laboratory Corporation of America Holdings *	4,140	201,659
Manor Care, Inc.	2,002	76,897
Tenet Healthcare Corporation *†	14,819	166,417
UnitedHealth Group, Inc.	39,534	2,221,811
		4,793,397
Heavy Construction—0.1%
Centex Corporation	4,036	260,645

Heavy Machinery—2.2%
American Standard Companies, Inc.	5,509	256,444
Applied Materials, Inc.	50,163	850,764
Baker Hughes, Inc.	10,503	626,819
Black & Decker Corporation	2,461	202,023
Caterpillar, Inc.	21,212	1,246,205
Cummins, Inc.	1,339	117,819
Deere & Company	7,799	477,299
Dover Corporation	6,414	261,627
Eaton Corporation	4,713	299,511
Ingersoll-Rand Company Class A	10,746	410,820

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund	Shares	Value
COMMON STOCKS—(Continued)
National-Oilwell Varco, Inc. *	5,295	$348,411
Pall Corporation	3,958	108,845
Parker Hannifin Corporation	3,755	241,484
Rockwell Automation, Inc.	5,356	283,332
Stanley Works (The)	2,567	119,828
United Technologies Corporation	32,028	1,660,332
W.W. Grainger, Inc.	2,514	158,181
		7,669,744
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	8,766	317,505
Johnson Controls, Inc.	5,919	367,274
KB Home †	2,628	192,370
Leggett & Platt, Inc.	6,076	122,735
Masco Corporation	12,939	396,969
Maytag Corporation	2,488	45,431
Pulte Homes, Inc.	6,758	290,053
Whirlpool Corporation	2,005	151,919
		1,884,256
Household Products—0.4%
Fortune Brands, Inc.	4,619	375,663
Illinois Tool Works, Inc.	6,515	536,380
Newell Rubbermaid, Inc.	8,690	196,828
Rohm & Haas Company	4,935	202,977
Snap-On, Inc.	1,846	66,678
		1,378,526
Industrial—Diversified—0.5%
Tyco International Ltd. †	63,375	1,764,994

Insurance—5.5%
ACE Ltd. (Bermuda)	8,736	411,204
Aflac, Inc.	15,740	713,021
Aetna, Inc.	9,121	785,683
Allstate Corporation (The)	20,509	1,133,943
AMBAC Financial Group, Inc.	3,384	243,851
American International Group, Inc.	80,988	5,018,016
AON Corporation	9,930	318,554
Chubb Corporation	6,086	545,001
Cigna Corporation	4,054	477,804
Cincinnati Financial Corporation	5,083	212,927
Hartford Financial Services Group, Inc.	9,162	707,032
Humana, Inc. *	5,100	244,188
Jefferson Pilot Corporation	4,267	218,342
Lincoln National Corporation	5,387	280,232
Loews Corporation	4,414	407,898
MBIA, Inc. †	4,364	264,546
MGIC Investment Corporation †	3,117	200,111
Marsh & McLennan Companies, Inc.	16,339	496,542
Metlife, Inc.	23,657	1,178,828
Principal Financial Group	8,726	413,351
Progressive Corporation (The)	6,236	653,346
Prudential Financial, Inc.	16,268	1,099,066
Safeco Corporation	3,918	209,143
St. Paul Travelers Companies	20,967	940,789
Torchmark Corporation	3,284	173,494
UnumProvident Corporation †	9,377	192,228
WellPoint, Inc. *	18,960	1,437,547
XL Capital Ltd. Class A (Bermuda)	4,346	295,658
		19,272,345
Lodging—0.3%
Hilton Hotels Corporation	11,012	245,788
Marriott International, Inc. Class A	5,641	355,383
Starwood Hotels & Resorts Worldwide, Inc.	6,705	383,325
		984,496
Media—Broadcasting & Publishing—1.8%
Clear Channel Communications, Inc.	17,034	560,248
Comcast Corporation Class A *	68,728	2,019,229
Dow Jones & Company, Inc. †	2,056	78,519
Gannett Company, Inc.	7,393	508,860
Knight-Ridder, Inc. †	2,330	136,724
McGraw-Hill Companies, Inc. (The)	11,654	559,858
Meredith Corporation	1,589	79,275
New York Times Company Class A †	4,417	131,406
Tribune Company	8,812	298,639
Univision Communications, Inc. Class A *†	7,910	209,852
Viacom, Inc. Class B	49,570	1,636,306
		6,218,916
Medical Supplies—4.0%
Allergan, Inc.	4,130	378,391
Applera Corporation—Applied Biosystems Group	5,986	139,115
Bausch & Lomb, Inc.	1,661	134,009
Baxter International, Inc.	19,205	765,703
Becton, Dickinson & Company	8,040	421,537
Biomet, Inc.	7,995	277,506
Boston Scientific Corporation *	18,483	431,948
C.R. Bard, Inc.	3,184	210,240
Fisher Scientific International *	3,600	223,380
Guidant Corporation	10,181	701,369
Johnson & Johnson	92,844	5,875,168
Kla-Tencor Corporation †	6,165	300,605
Medtronic, Inc.	37,880	2,031,126
Millipore Corporation *	1,546	97,228
PerkinElmer, Inc.	4,019	81,867
Quest Diagnostics, Inc.	5,260	265,840
St. Jude Medical, Inc. *	11,390	533,052
Stryker Corporation	9,104	450,011
Tektronix, Inc.	2,676	67,515
Thermo Electron Corporation *	5,157	159,351
Waters Corporation *	3,586	149,178
Zimmer Holdings, Inc. *	7,657	527,491
		14,221,630
Metals—0.8%
Alcoa, Inc.	27,354	667,985
Allegheny Technologies, Inc.	2,556	79,185
Danaher Corporation †	7,791	419,390
Engelhard Corporation	3,972	110,859
Newmont Mining Corporation †	13,882	654,814
Nucor Corporation	4,960	292,590
Phelps Dodge Corporation	3,110	404,082
United States Steel Corporation †	3,516	148,903
		2,777,808
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	5,578	271,035

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Oil & Gas—9.9%
Amerada Hess Corporation	2,607	$358,462
Anadarko Petroleum Corporation	7,322	701,081
Apache Corporation	10,263	771,983
Ashland, Inc.	2,173	120,037
BJ Services Company †	9,826	353,638
Burlington Resources, Inc.	12,022	977,629
Chevron Texaco Corporation	70,190	4,543,399
ConocoPhillips	43,342	3,030,039
Devon Energy Corporation	14,426	990,201
Dynegy, Inc. Class A *	11,945	56,261
EOG Resources, Inc.	7,355	550,889
EL Paso Corporation	19,255	267,644
Exxon Mobil Corporation	197,094	12,523,353
Halliburton Company	15,773	1,080,766
Kerr-McGee Corporation	3,451	335,127
Kinder Morgan, Inc.	3,166	304,443
Marathon Oil Corporation	11,237	774,566
Murphy Oil Corporation	5,100	254,337
Nabors Industries Ltd. *	4,942	354,984
Nicor, Inc. †	1,395	58,632
Noble Corporation	4,237	290,065
Occidental Petroleum Corporation	12,536	1,070,950
Peoples Energy Corporation	1,166	45,917
Rowan Companies, Inc.	3,489	123,825
Schlumberger Ltd. †	18,406	1,553,098
Sunoco, Inc.	4,228	330,630
Transocean, Inc. *	10,031	615,001
Valero Energy Corporation	9,600	1,085,376
Weatherford International Ltd. *	4,300	295,238
Williams Companies, Inc.	17,995	450,775
XTO Energy, Inc.	10,933	495,484
		34,763,830
Pharmaceuticals—6.9%
Abbott Laboratories	48,649	2,062,718
AmerisourceBergen Corporation †	3,209	248,056
Amgen, Inc. *	38,608	3,075,899
Biogen Idec, Inc. *	10,474	413,513
Bristol-Myers Squibb Company	61,182	1,472,039
Cardinal Health, Inc.	13,370	848,193
Chiron Corporation *	3,765	164,229
Eli Lilly & Company	35,526	1,901,352
Forest Laboratories, Inc. *	10,766	419,551
Genzyme Corporation *	7,897	565,741
Gilead Sciences, Inc. *	14,300	697,268
Hospira, Inc. *	4,680	191,740
King Pharmaceuticals, Inc. *	7,638	117,472
McKesson Corporation	9,827	466,291
Medco Health Solutions, Inc. *	9,558	524,065
MedImmune, Inc. *	7,840	263,816
Merck & Company, Inc.	68,733	1,870,225
Mylan Laboratories	6,000	115,560
Pfizer, Inc.	230,041	5,744,124
Schering-Plough Corporation †	45,789	963,858
Sigma Aldrich Corporation	2,196	140,676
Watson Pharmaceuticals, Inc. *	3,419	125,170
Wyeth	41,973	1,942,091
		24,333,647
Real Estate—0.7%
Apartment Investment & Management Company REIT Class A	2,984	115,720
Archstone-Smith Trust REIT	6,200	247,194
Equity Office Properties Trust REIT	12,428	406,520
Equity Residential REIT	8,722	330,128
Plum Creek Timber Company, Inc. REIT	5,794	219,651
Prologis REIT	7,698	341,098
Public Storage, Inc. REIT †	2,700	180,900
Simon Property Group, Inc. REIT	5,934	439,828
Vornado Realty Trust REIT	3,700	320,494
		2,601,533
Restaurants—0.6%
Darden Restaurants, Inc.	4,732	143,711
McDonald’s Corporation	39,343	1,317,597
Wendy’s International, Inc.	3,708	167,416
Yum! Brands, Inc.	9,114	441,209
		2,069,933
Retailers—3.9%
Autozone, Inc. *	1,936	161,172
Bed Bath & Beyond, Inc. *	9,377	376,768
Best Buy Company, Inc.	12,703	552,962
Big Lots, Inc. *	3,704	40,707
CVS Corporation	25,682	745,035
Circuit City Stores, Inc.	5,896	101,175
Costco Wholesale Corporation	14,907	642,343
Dillard’s, Inc. Class A	2,636	55,040
Dollar General Corporation	9,870	181,016
eBay, Inc. *	34,725	1,430,670
Family Dollar Stores, Inc.	5,061	100,562
Federated Department Stores	8,021	536,364
JC Penney Company, Inc. (Holding Company)	7,833	371,441
Office Depot, Inc. *	10,114	300,386
OfficeMax, Inc.	2,397	75,913
RadioShack Corporation †	4,758	117,998
Sears Holdings Corporation *	3,057	380,352
Sherwin-Williams Company (The)	3,994	176,016
Staples, Inc.	23,367	498,184
TJX Companies, Inc.	14,738	301,834
Target Corporation	27,735	1,440,279
Tiffany & Company †	4,643	184,652
Walgreen Company	31,760	1,379,972
Wal-Mart Stores, Inc.	78,202	3,426,812
		13,577,653
Telecommunications—0.0%
Citizens Communications Company	10,409	141,042

Telephone Systems—3.0%
Alltel Corporation	11,952	778,195
AT&T Corporation	24,910	493,218
BellSouth Corporation	57,328	1,507,726
CenturyTel, Inc.	4,207	147,161
Qwest Communications International, Inc. *†	50,727	207,981

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500 Stock Index Fund	Shares	Value
COMMON STOCKS—(Continued)
SBC Communications, Inc. †	103,429	$2,479,193
Sprint Corp.-FON Group	91,842	2,184,003
Verizon Communications, Inc.	86,538	2,828,927
		10,626,404
Textiles, Clothing & Fabrics—0.4%
Coach, Inc. *	11,868	372,180
Jones Apparel Group, Inc.	4,000	114,000
Liz Claiborne, Inc. †	3,456	135,890
Nike, Inc. Class B	6,005	490,488
Reebok International Ltd.	1,864	105,446
VF Corporation	3,032	175,765
		1,393,769
Transportation—1.8%
Brunswick Corporation	2,897	109,304
Burlington Northern Santa Fe Corporation	11,762	703,368
CSX Corporation	6,778	315,041
Carnival Corporation	13,545	676,979
FedEx Corporation	9,469	825,034
Norfolk Southern Corporation	12,764	517,708
Sabre Holdings Corporation	3,944	79,984
Union Pacific Corporation	8,080	579,336
United Parcel Service, Inc. Class B	34,357	2,375,099
		6,181,853
TOTAL COMMON STOCKS
(Cost $188,957,033)		346,790,406

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
(Cost $347,732)
3.430%	12/08/2005	**	$350,000	347,733

CASH EQUIVALENTS—8.1%
Institutional Money Market Funds—0.3%
American Beacon Funds
3.682%	10/03/2005	††	350,154	350,154
BGI Institutional Fund
3.779%	10/03/2005	††	702,155	702,155
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	186,749	186,749
				1,239,058
Bank & Certificate Deposits/Offshore Time Deposits—6.2%
Bank of Montreal
3.790%	11/01/2005	††	700,310	700,310
Bank of Nova Scotia
3.770%	10/31/2005	††	817,028	817,028
Bank of Nova Scotia
3.660%	10/11/2005	††	728,561	728,561
Bank of the West (The)
3.760%	10/28/2005	††	233,437	233,437
Barclays
3.710%	10/14/2005	††	396,842	396,842
Barclays
3.700%	10/14/2005	††	513,560	513,560
Barclays
3.615%	10/03/2005	††	575,406	575,406
Blue Ridge Asset
3.779%	10/20/2005	††	700,310	700,310
BNP Paribas
3.750%	10/28/2005	††	700,310	700,310
Citigroup
3.630%	10/31/2005	††	933,746	933,746
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	1,167,183	1,167,183
Fortis Bank
3.810%	10/07/2005	††	373,498	373,498
Fortis Bank
3.720%	10/18/2005	††	466,873	466,873
Grampian Funding LLC
3.763%	10/20/2005	††	583,591	583,591
Greyhawk Funding
3.742%	10/17/2005	††	346,285	346,285
Greyhawk Funding
3.660%	10/05/2005	††	350,155	350,155
Lloyds TSB Bank
3.760%	10/28/2005	††	350,155	350,155
Merrill Lynch & Company
3.928%	10/03/2005	††	1,908,765	1,908,765
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	466,873	466,873
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	350,155	350,155
Ranger Funding
3.752%	10/17/2005	††	466,873	466,873
Royal Bank of Canada
3.780%	10/06/2005	††	1,320,470	1,320,470
Royal Bank of Scotland
3.760%	11/01/2005	††	1,167,183	1,167,183
Sheffield Receivables Corporation
3.711%	10/13/2005	††	700,310	700,310
Societe Generale
3.780%	10/03/2005	††	1,167,183	1,167,183
Svenska Handlesbanken
3.875%	10/03/2005	††	1,102,880	1,102,880
Toronto Dominion Bank
3.680%	10/04/2005	††	350,155	350,155
UBS AG
3.750%	10/31/2005	††	466,873	466,873
Wachovia Bank NA
3.760%	10/25/2005	††	933,745	933,745
Wells Fargo
3.770%	10/19/2005	††	700,309	700,309
Yorktown Capital LLC
3.755%	10/05/2005	††	583,590	583,590
				21,622,614
Floating Rate Instruments/Master Notes—1.6%
Bank of America
3.770%	10/18/2005	††	466,873	466,873
Bank of America
3.770%	11/28/2005	††	856,712	856,712
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	726,769	726,769
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	466,873	466,873
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	466,873	466,873
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	814,455	814,455
Harris Trust & Savings Bank
3.795%	11/04/2005	††	233,437	233,437

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	$280,124	$280,124
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	817,028	817,028
Rabobank Nederland
3.940%	05/31/2006	††	583,591	583,591
				5,712,735
TOTAL CASH EQUIVALENTS
(Cost $28,574,407)				28,574,407

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 9/30/05 due 10/03/05, with a maturity value of $3,664,893 and an effective yield of 3.15% collateralized by the U.S. Government Agency Obligations with rates ranging from 5.875% to 7.075%, maturity dates ranging from 9/25/15 to 12/25/26 and an aggregate market value of $3,847,127.			3,663,931	3,663,931
TOTAL INVESTMENTS—108.1%
(Cost $221,543,103)				379,376,477
Other assets less liabilities—(8.1%)				(28,418,166)
NET ASSETS—100.0%				$350,958,311

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
**	Security has been pledged as collateral for futures contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—98.6%
Advertising—0.3%
24/7 Real Media, Inc.	*	273	$1,922
Aquantive, Inc.	*†	2,027	40,804
Catalina Marketing Corporation	†	2,131	48,459
Getty Images, Inc.	*†	2,442	210,110
Interpublic Group, Inc.	*†	17,203	200,243
Jupitermedia Corporation	*†	1,450	25,679
Lamar Advertising Company	*†	3,479	157,807
Monster Worldwide, Inc.	*	4,681	143,754
Omnicom Group	†	8,185	684,512
Valueclick, Inc.	*†	4,058	69,351
			1,582,641
Aerospace & Defense—1.1%
AAR Corporation	*	1,489	25,580
Alliant Techsystems, Inc.	*†	1,550	115,707
Armor Holdings, Inc.	*†	1,500	64,515
Goodrich Corporation		4,882	216,468
Boeing Company (The)		31,109	2,113,857
Fairchild Corporation (The) Class A	*	3,265	7,575
Gencorp, Inc.	*†	1,629	30,381
General Dynamics Corporation		7,305	873,313
Heico Corporation		705	16,356
Heico Corporation Class A		878	15,628
Honeywell International, Inc.		33,671	1,262,662
Kreisler Manufacturing Corporation	*	1,250	7,500
Lockheed Martin Corporation		15,410	940,626
Northrop Grumman Corporation		14,000	760,900
Orbital Sciences Corporation	*	2,123	26,537
Sequa Corporation Class A	*	510	30,090
Textron, Inc.		4,843	347,340
Triumph Group, Inc.	*	822	30,554
			6,885,589
Airlines—0.2%
AMR Corporation	*†	6,672	74,593
Air T, Inc.	†	1,352	13,655
Airnet Systems, Inc.	*	2,609	12,393
Airtran Holdings, Inc.	*†	3,168	40,107
Alaska Air Group, Inc.	*	1,343	39,028
Continental Airlines, Inc. Class B	*†	2,723	26,304
Delta Airlines, Inc.	*†	5,127	3,845
ExpressJet Holdings, Inc.	*	2,636	23,645
FLYi, Inc.	*†	1,711	445
Frontier Airlines, Inc.	*†	1,369	13,389
JetBlue Airways Corporation	*†	4,276	75,258
Mesa Air Group, Inc.	*†	847	6,988
Midwest Air Group, Inc.	*†	915	1,949
Northwest Airlines Corporation Class A	*†	3,564	2,352
Offshore Logistics, Inc.	*	982	36,334
Petroleum Helicopters	*	774	24,009
Skywest, Inc.		2,390	64,100
Southwest Airlines Company		30,863	458,316
US Airways Group, Inc.	*	573	12,038
World Air Holdings, Inc.	*	2,821	29,903
			958,651
Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	198,503
Aeropostale, Inc.	*	2,403	51,064
American Eagle Outfitters, Inc.		5,824	137,039
AnnTaylor Stores Corporation	*†	2,733	72,561
Bebe Stores, Inc.		790	13,825
Big Dog Holdings, Inc.	*	1,620	11,534
Buckle, Inc. (The)		1,115	37,877
Burlington Coat Factory Warehouse Corporation		877	33,361
Carter’s, Inc.	*	738	41,918
Casual Male Retail Group, Inc.	*	1,930	13,278
Cato Corporation Class A		1,761	35,097
Charlotte Russe Holding, Inc.	*	1,100	14,652
Charming Shoppes, Inc.	*	3,138	33,482
Chico’s FAS, Inc.	*	7,236	266,285
Children’s Place	*	1,144	40,772
Christopher & Banks Corporation		1,528	21,193
Claire’s Stores, Inc.		3,855	93,021
Dress Barn, Inc.	*	950	21,622
Finish Line Class A		1,604	23,402
Gap, Inc. (The)		28,572	498,010
Goody’s Family Clothing, Inc.		1,745	13,210
HOT Topic, Inc.	*	1,824	28,017
JOS A. Bank Clothiers, Inc.	*†	462	19,968
Kohl’s Corporation	*	12,808	642,705
Ltd. Brands		14,843	303,242
Nordstrom, Inc.		10,104	346,769
Pacific Sunwear of California, Inc.	*†	3,025	64,856
Payless Shoesource, Inc.	*	2,964	51,574
Ross Stores, Inc.		6,350	150,495
Stage Stores, Inc.		1,491	40,063
Talbots, Inc.		375	11,220
Too, Inc.	*	1,485	40,734
Urban Outfitters, Inc.	*†	5,012	147,353
Wet Seal, Inc. (The) Class A	*†	1,246	5,607
Wilsons The Leather Experts, Inc.	*	819	4,996
			3,529,305
Automotive—0.9%
A.O. Smith Corporation		1,341	38,218
Adesa, Inc.		4,131	91,295
Aftermarket Technology Corporation	*	603	11,089
American Axle & Manufacturing Holdings, Inc.		2,113	48,768
America’s Car Mart, Inc.	*	354	6,351
Amerigon, Inc.	*	2,107	12,326
ArvinMeritor, Inc.		2,791	46,666
Asbury Automotive Group, Inc.	*	1,342	22,854
Autonation, Inc.	*	8,512	169,985
BorgWarner, Inc.		2,274	128,390
Carmax, Inc.	*†	4,258	133,148
Clarcor, Inc.		2,354	67,607
Coachmen Industries, Inc.		705	8,100
Copart, Inc.	*	3,582	85,502
Dana Corporation		6,169	58,050
Delphi Corporation		23,254	64,181
Dura Automotive Systems, Inc.	*	599	2,408
Federal Signal Corporation		2,159	36,897
Ford Motor Company	†	74,379	733,377
General Motors Corporation	†	17,970	550,062
Genuine Parts Company		7,620	326,898
Goodyear Tire & Rubber Company (The)	*	7,281	113,511
Group 1 Automotive, Inc.	*	1,068	29,477
Harley-Davidson, Inc.		12,173	589,660
Harsco Corporation		1,823	119,534
ITT Industries, Inc.		4,028	457,581
Jarden Corporation	*†	1,771	72,735
JLG Industries, Inc.	†	1,781	65,167

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Keystone Automotive Industries, Inc. *	1,743	$50,216
Lear Corporation †	2,741	93,112
Lithia Motors, Inc. Class A	862	24,981
Monaco Coach Corporation	1,376	20,282
Navistar International Corporation *	2,851	92,458
Oshkosh Truck Corporation	2,868	123,783
Paccar, Inc.	7,562	513,384
PEP Boys-Manny Moe & Jack	2,200	30,448
Proliance International, Inc. *	2,239	12,270
Sonic Automotive, Inc.	1,649	36,641
Sports Resorts International, Inc. *	4,374	4,330
Strattec Security Corporation *	123	6,378
Superior Industries International, Inc. †	1,102	23,715
TBC Corporation *	774	26,695
Tenneco Automotive, Inc. *	1,600	28,016
Titan International, Inc. †	1,085	14,897
TRW Automotive Holdings Corporation *	900	26,406
United Auto Group, Inc.	1,777	58,712
Visteon Corporation †	5,429	53,096
Wabash National Corporation	1,395	27,426
Winnebago Industries, Inc. †	1,432	41,485
		5,398,568
Banking—10.3%
1st Source Corporation	1,073	24,840
Advanta Corporation Class A	1,446	37,683
Alabama National Bancorp	575	36,765
Alliance Bankshares Corporation *	647	10,740
AMB Financial Corporation	1,125	14,934
Amcore Financial, Inc.	1,313	40,979
Amegy Bancorp, Inc.	3,298	74,634
American Express Company	46,175	2,652,292
AmeriCredit Corporation *	6,437	153,651
AmSouth Bancorp	14,570	368,038
Anchor Bancorp Wisconsin, Inc.	1,411	41,596
Associated Banc Corporation	5,110	155,753
Astoria Financial Corporation	4,671	123,408
BB&T Corporation	22,954	896,354
Banc Corporation *	895	9,666
BancFirst Corporation	321	27,285
Bancorpsouth, Inc.	3,611	82,511
BancTrust Financial Group, Inc.	1,600	30,848
Bank Mutual Corporation	3,756	40,264
Bank of America Corporation	169,510	7,136,371
Bank of Hawaii Corporation	2,494	122,755
Bank of New York Company, Inc. (The)	33,799	994,029
BankAtlantic Bancorp, Inc. Class A	2,210	37,548
Bankunited Financial Corporation Class A	793	18,136
Bay View Capital Corporation	277	4,244
Blue River Bancshares, Inc. *	2,545	12,929
BOK Financial Corporation	1,765	85,020
Boston Private Financial Holdings, Inc. †	1,297	34,422
Brookline Bancorp, Inc.	3,765	59,562
Bryn Mawr Bank Corporation	1,058	22,662
Capital Bank Corporation †	1,282	19,320
Capital City Bank Group, Inc.	1,113	41,971
Capital Crossing Bank *	1,680	58,363
Capital One Financial Corporation	10,482	833,529
Capitol Federal Financial	2,115	72,375
Cardinal Financial Corporation *	1,142	11,020
Cascade Bancorp	1,753	36,620
Cascade Financial Corporation	851	15,531
Cathay General Bancorp	2,082	73,828
Central Pacific Financial Corporation	929	32,682
CFS Bancorp, Inc.	1,873	25,098
Charter Financial Corporation	350	11,931
Chemical Financial Corporation	1,552	50,440
Chittenden Corporation	2,222	58,905
CIT Group, Inc. †	8,482	383,217
Citigroup, Inc.	218,065	9,926,319
Citizens Banking Corporation	2,069	58,760
City Bank, Lynnwood, WA	1,097	37,550
City Holding Company	250	8,940
City National Corporation	2,199	154,128
Coastal Financial Corporation	1,614	24,242
CoBiz, Inc.	1,063	19,782
Colonial BancGroup, Inc. (The)	5,643	126,403
Comerica, Inc.	6,877	405,055
Commerce Bancorp, Inc. †	6,314	193,777
Commerce Bancshares, Inc.	3,273	168,494
Commercial Capital Bancorp, Inc. †	1,127	19,159
Commercial Federal Corporation	1,850	63,159
Community Bank System, Inc.	1,402	31,685
Community Trust Bancorp, Inc.	665	21,400
Compass Bancshares, Inc.	4,769	218,563
CompuCredit Corporation *	83	3,687
Corus Bankshares, Inc.	351	19,245
Cullen/Frost Bankers, Inc.	2,502	123,449
CVB Financial Corporation	2,971	55,261
Dime Community Bancshares	1,638	24,111
Downey Financial Corporation	1,038	63,214
Eastern Virginia Bankshares, Inc.	700	13,776
East-West Bancorp, Inc.	2,200	74,888
Equitex, Inc. *	528	3,353
Euronet Worldwide, Inc. *	1,056	31,247
Farmers Capital Bank Corporation	1,113	34,481
Fidelity Bankshares, Inc.	2,263	69,135
Fidelity Southern Corporation	1,381	24,029
Fifth Third Bancorp †	20,049	736,400
Financial Federal Corporation †	1,009	40,158
Financial Institutions, Inc.	749	13,789
First Bancorp North Carolina	643	12,886
First Bancorp Puerto Rico	3,246	54,922
First Charter Corporation	843	20,637
First Citizens BancShares, Inc. Class A	454	77,475
First Commonwealth Financial Corporation	5,133	68,423
First Community Bancorp	894	42,760
First Financial Bancorp	1,895	35,247
First Financial Bankshares, Inc.	333	11,598
First Financial Service Corporation	303	8,978
First Horizon National Corporation	5,607	203,814
First Merchants Corporation	874	22,575
First Midwest Bancorp, Inc.	2,002	74,554
First Niagara Financial Group, Inc.	6,999	101,066
First Oak Brook Bancshares Class A	771	23,354
First of Long Island Corporation (The)	493	22,101
First Republic Bank	1,336	47,067
FirstBank NW Corporation	199	5,522
FirstFed Financial Corporation *†	922	49,613
FirstMerit Corporation	3,895	104,347
Flagstar Bancorp, Inc.	2,110	33,971
FMS Financial Corporation	500	8,750
FNB Corporation	3,344	57,784
Fremont General Corporation	2,929	63,940
Frontier Financial Corporation	1,503	43,587

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Fulton Financial Corporation	6,222	$104,219
Glacier Bancorp, Inc.	1,181	36,457
Gold Banc Corporation, Inc.	1,334	19,877
Golden West Financial Corporation †	13,210	784,542
Greater Bay Bancorp	2,213	54,528
Hallwood Group, Inc.	100	6,400
Hancock Holding Company	1,752	59,813
Harbor Florida Bancshares, Inc.	491	17,809
Harleysville National Corporation	1,153	25,308
Harrington West Financial Group, Inc.	1,171	20,018
Heritage Financial Corporation	333	8,055
Hibernia Corporation Class A	5,830	175,133
Home City Financial Corporation	434	6,495
Horizon Financial Services Corporation	450	6,502
Hudson City Bancorp, Inc.	25,794	306,949
Hudson United Bancorp	2,196	92,957
Huntington Bancshares, Inc. †	9,498	213,420
Independence Community Bank Corporation †	3,416	116,451
Independent Bank Corporation (Massachusetts)	874	26,552
Independent Bank Corporation (Michigan)	1,980	57,508
IndyMac Bancorp, Inc.	2,523	99,860
Integra Bank Corporation	848	18,402
International Bancshares Corporation	2,953	87,704
Investors Financial Services Corporation	2,840	93,436
Irwin Financial Corporation	1,296	26,425
JP Morgan Chase & Company	147,936	5,019,468
KeyCorp	17,394	560,956
KNBT Bancorp, Inc.	1,002	15,601
M&T Bank Corporation	3,475	367,342
MBNA Corporation	47,220	1,163,501
MAF Bancorp, Inc.	1,245	51,045
Main Street Banks, Inc.	500	13,400
Main Street Trust, Inc.	291	8,541
Marshall & IIsley Corporation	8,095	352,213
Matrix Bancorp, Inc. *	973	12,513
MB Financial, Inc.	760	29,625
Medallion Financial Corporation	958	9,494
Mellon Financial Corporation	17,152	548,349
Mercantile Bankshares Corporation	3,471	187,017
Merchants Bancshares, Inc.	571	14,777
Metris Companies, Inc. *	2,254	32,976
Midsouth Bancorp, Inc. †	399	12,130
MidWestOne Financial Group, Inc.	582	10,985
Mitcham Industries, Inc. *	1,100	12,540
NASB Financial, Inc.	528	21,120
National City Corporation	24,534	820,417
National Penn Bancshares, Inc.	1,303	32,432
NBT Bancorp, Inc.	1,000	23,590
Nelnet, Inc. Class A *†	481	18,283
Netbank, Inc.	2,850	23,683
New York Community Bancorp, Inc. †	10,860	178,104
NewAlliance Bancshares, Inc.	4,600	67,344
North Fork Bancorp, Inc.	19,396	494,598
Northern States Financial Corporation	772	18,567
Northern Trust Corporation	8,643	436,904
Northwest Bancorp, Inc.	2,048	43,520
Ocwen Financial Corporation *	3,358	23,305
Old National Bancorp	3,552	75,373
PNC Financial Services Group, Inc.	12,851	745,615
Pacific Capital Bancorp	1,724	57,392
Pacific Premier Bancorp, Inc. *	976	12,532
Park National Corporation	728	78,821
Parkvale Financial Corporation	616	16,786
Peoples Bancorp, Inc.	814	22,491
People’s Bank	2,509	72,711
Peoples Financial Corporation	883	15,673
PFF Bancorp, Inc.	1,096	33,165
Popular, Inc. (Puerto Rico) †	10,296	249,369
Premier Community Bankshares, Inc.	933	19,001
PrivateBancorp, Inc. †	1,200	41,136
Provident Bankshares Corporation	1,369	47,614
Provident Financial Services, Inc.	943	16,597
Provident New York Bancorp	3,670	42,829
Providian Financial Corporation *	12,047	212,991
R&G Financial Corporation Class B (Puerto Rico)	1,555	21,381
Regions Financial Corporation	20,065	624,423
Republic Bancorp, Inc.	3,413	48,260
Republic Bancorp, Inc. Class A	1,455	30,439
Riverview Bancorp, Inc.	1,300	27,430
Royal Bancshares of Pennsylvania Class A	824	18,408
S&T Bancorp, Inc.	1,868	70,610
Sandy Spring Bancorp, Inc.	344	11,593
Santander Bancorp (Puerto Rico)	1,280	31,526
Shore Bancshares, Inc.	551	17,742
Simmons First National Corporation Class A	911	25,982
Sky Financial Group, Inc.	4,278	120,255
SLM Corporation	18,209	976,731
South Financial Group, Inc. (The)	2,799	75,125
SouthFirst Bancshares, Inc.	400	4,844
Sovereign Bancorp, Inc.	16,036	353,433
State Street Corporation	14,568	712,667
Sterling Bancorp, NY	1,406	31,649
Sterling Bancshares, Inc.	1,615	23,757
Sterling Financial Corporation (Pennsylvania)	1,557	31,374
Sterling Financial Corporation (Washington)	2,263	51,031
Student Loan Corporation	207	49,034
Suffolk Bancorp	1,100	35,101
Suntrust Banks, Inc.	14,998	1,041,611
Susquehanna Bancshares, Inc.	2,932	70,485
SVB Financial Group *†	1,437	69,896
Synovus Financial Corporation	10,920	302,702
TCF Financial Corporation	6,104	163,282
TD Banknorth, Inc.	3,906	117,727
Texas Regional Bancshares, Inc. Class A	2,100	60,459
Tompkins Trustco, Inc.	605	26,166
Trustco Bank Corporation	3,435	43,041
Trustmark Corporation	2,435	67,815
U.S. Bancorp	78,034	2,191,195
UCBH Holdings, Inc.	3,652	66,905
UMB Financial Corporation	995	65,352
Umpqua Holdings Corporation	1,151	27,992
UnionBanCal Corporation	2,177	151,780
United Bankshares, Inc.	2,134	74,583
United Community Banks, Inc.	2,188	62,358
United Tennessee Bankshares, Inc.	550	11,962
Unizan Financial Corporation	1,593	38,567
Valley National Bancorp	4,907	112,370
W Holding Company, Inc. (Puerto Rico)	8,055	77,006
WFS Financial, Inc.	882	59,262

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Wachovia Corporation	67,064	$3,191,576
Washington Federal, Inc.	3,379	76,230
Washington Mutual, Inc. †	36,720	1,440,158
Washington Trust Bancorp, Inc.	500	13,595
Webster Financial Corporation	2,393	107,589
Wells Fargo & Company	71,512	4,188,458
Wesbanco, Inc.	1,699	46,722
Westamerica Bancorporation	1,628	84,086
Westcorp	1,052	61,963
Westfield Financial, Inc.	1,240	29,140
Whitney Holding Corporation	2,372	64,125
Willow Grove Bancorp, Inc.	508	7,955
Wilmington Trust Corporation	3,204	116,786
Wintrust Financial Corporation	1,017	51,114
World Acceptance Corporation *	639	16,237
Zions Bancorp	4,029	286,905
		62,004,565
Beverages, Food & Tobacco—4.4%
Altria Group, Inc.	86,785	6,396,922
American Italian Pasta Company Class A †	721	7,686
Anheuser-Busch Companies, Inc.	33,210	1,429,358
Archer-Daniels-Midland Company	25,537	629,742
Bridgford Foods Corporation *	559	3,933
Brown-Forman Corporation Class B	2,437	145,099
Bunge Ltd.	4,700	247,314
Campbell Soup Company	11,026	328,023
Central European Distribution Corporation *	435	18,527
Chiquita Brands International, Inc. †	2,150	60,092
Coca-Cola Bottling Company Consolidated	437	21,387
Coca-Cola Company (The)	92,529	3,996,328
Coca-Cola Enterprises, Inc.	10,775	210,112
ConAgra Foods, Inc.	21,479	531,605
Constellation Brands, Inc. Class A *	8,096	210,496
Corn Products International, Inc.	3,164	63,818
Dean Foods Company *	6,281	244,080
Del Monte Foods Company *	8,204	88,029
Delta & Pine Land Company	1,668	44,052
Dreyer’s Grand Ice Cream Holdings, Inc.	1,200	98,508
Farmer Brothers Company	930	18,777
Flowers Foods, Inc.	2,760	75,293
Fresh Del Monte Produce, Inc. (Cayman Islands)	2,467	67,152
General Mills, Inc.	15,493	746,763
Green Mountain Coffee Roasters, Inc. *	500	17,390
Griffin Land & Nurseries, Inc. *	650	15,925
H.J. Heinz Company	15,302	559,135
Hain Celestial Group, Inc. *	1,426	27,664
Hansen Natural Corporation *	670	31,544
Hershey Foods Corporation	7,400	416,694
Hormel Foods Corporation	3,195	105,403
JM Smucker Company (The)	2,614	126,884
Kellogg Company	10,337	476,846
Kraft Foods, Inc. Class A	11,257	344,352
Lancaster Colony Corporation	1,389	59,727
Lance, Inc.	1,370	23,920
Loews Corp.—Carolina Group	2,900	114,927
M&F Worldwide Corporation *	780	12,129
Margo Caribe, Inc. (Puerto Rico) *	1,322	10,312
McCormick & Company, Inc.	5,759	187,916
Molson Coors Brewing Company—Class B	2,911	186,333
Peet’s Coffee & Tea, Inc. *†	637	19,505
Pepsi Bottling Group, Inc.	7,106	202,876
PepsiAmericas, Inc.	3,031	68,895
Pepsico, Inc.	71,139	4,034,293
Performance Food Group Company *†	1,907	60,185
Pilgrim’s Pride Corporation	2,476	90,126
Poore Brothers, Inc. *	5,272	28,732
Ralcorp Holdings, Inc.	1,228	51,478
Reynolds American, Inc. †	3,712	308,170
Safeway, Inc. †	17,256	441,754
Sanderson Farms, Inc.	864	32,106
Sara Lee Corporation	32,793	621,427
Scheid Vineyards, Inc. Class A *	1,626	10,488
Seaboard Corporation	18	24,714
Smart & Final, Inc. *	1,915	24,780
Smithfield Foods, Inc. *	4,682	138,962
Supervalu, Inc.	5,566	173,214
Sysco Corporation	26,855	842,441
Tootsie Roll Industries, Inc.	540	17,145
Topps Company, Inc. (The)	2,255	18,514
TreeHouse Foods, Inc. *†	1,256	33,761
Tyson Foods, Inc. Class A	10,231	184,670
UST, Inc. †	6,881	288,039
United Natural Foods, Inc. *	1,912	67,608
Universal Corporation	1,078	41,859
Vector Group Ltd. †	2,169	43,408
WM Wrigley Jr. Company	6,126	440,337
		26,709,684
Building Materials—1.2%
Amcol International Corporation	1,186	22,617
Andersons, Inc.	1,050	30,744
Carbo Ceramics, Inc.	1,137	75,031
Champion Enterprises, Inc. *	2,559	37,822
Chemed Corporation	1,162	50,361
Chindex International, Inc. *	548	1,896
Comfort Systems USA, Inc. *	2,179	19,197
Conceptus, Inc. *†	1,047	12,145
Digi International, Inc. *	1,976	21,202
Eagle Materials, Inc. †	861	104,500
ElkCorp	938	33,552
EP Medsystems, Inc. *	5,240	14,043
Florida Rock Industries, Inc.	2,697	172,851
Home Depot, Inc.	89,714	3,421,692
Ikon Office Solutions, Inc.	5,770	57,585
Imagistics International, Inc. *	962	40,260
Ingram Micro, Inc. Class A *	6,500	120,510
Insight Enterprises, Inc. *	2,054	38,204
Integrated Electrical Services, Inc. *†	1,846	5,169
Jewett-Cameron Trading Ltd. (Canada) *	1,050	11,361
Lafarge North America, Inc.	1,276	86,270
Louisiana-Pacific Corporation	4,396	121,725
Lowe’s Companies, Inc.	29,330	1,888,852
Med-Design Corporation *	1,163	558
Microtek Medical Holdings, Inc. *	1,250	4,637
Neoforma, Inc. *†	885	7,549
Nyer Medical Group, Inc. *	2,532	7,469
Owens & Minor, Inc.	1,623	47,635
PSS World Medical, Inc. *	3,574	47,677
Patterson Companies, Inc. *	5,546	222,006
Performance Technologies, Inc. *	793	5,670
Precis, Inc. *	3,538	5,342
Programmers Paradise, Inc.	1,787	16,976
Quanta Services, Inc. *†	4,702	59,998

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Rock of Ages Corporation		1,387	$7,504
Tech Data Corporation	*	2,057	75,512
USG Corporation	*†	1,674	115,037
Vulcan Materials Company		4,221	313,240
			7,324,399
Chemicals—1.4%
A. Schulman, Inc.		1,444	25,920
AEP Industries, Inc.	*	372	8,221
Air Products & Chemicals, Inc.		9,030	497,914
Airgas, Inc.		3,075	91,112
Albemarle Corporation		1,856	69,971
Applied Films Corporation	*	564	11,844
Arch Chemicals, Inc.		1,211	28,156
Atlantis Plastics, Inc. Class A		417	4,166
Avery Dennison Corporation		4,185	219,252
Cabot Corporation		2,693	88,896
Cabot Microelectronics Corporation	*†	1,049	30,820
Chemtura Corporation		8,873	110,203
Church & Dwight, Inc.	†	2,569	94,899
Cooper Tire & Rubber Company	†	3,066	46,818
Cytec Industries, Inc.		1,644	71,317
Dow Chemical Company (The)		40,898	1,704,220
Eastman Chemical Company		3,211	150,821
Ecolab, Inc.		8,093	258,409
EI Du Pont de Nemours & Company		41,962	1,643,652
Empire Financial Holding Company	*	1,550	3,410
FMC Corporation	*	1,668	95,443
Female Health Company (The)	*†	4,531	7,521
Foamex International, Inc.	*	1,061	45
Georgia Gulf Corporation		1,268	30,533
HB Fuller Company		1,285	39,938
Hercules, Inc.	*	4,606	56,285
Huntsman Corporation	*	2,600	50,830
International Flavors & Fragrances, Inc.		3,885	138,461
International Smart Sourcing, Inc.	*	8,975	2,692
Landec Corporation	*	986	7,208
LSB Industries, Inc.	*	1,411	8,607
Lubrizol Corporation		1,819	78,817
Lyondell Chemical Company	†	7,868	225,182
MacDermid, Inc.		1,456	38,235
Minerals Technologies, Inc.		868	49,658
Monsanto Company		11,673	732,481
Mosaic Company (The)	*†	4,509	72,234
Myers Industries, Inc.		1,716	19,974
NL Industries, Inc.		2,111	39,666
NuCo2, Inc.	*	1,261	32,471
Olin Corporation		2,796	53,096
OM Group, Inc.	*	1,147	23,089
Omnova Solutions, Inc.	*	6,478	28,309
PPG Industries, Inc.		7,052	417,408
Penford Corporation		785	10,495
Pharmos Corporation	*	1,375	2,929
PolyOne Corporation	*	2,862	17,344
Praxair, Inc.		13,493	646,719
Scotts Company (The) Class A		1,431	125,828
Sensient Technologies Corporation		2,027	38,412
Spartech Corporation		1,451	28,353
Stepan Company		556	13,933
SurModics, Inc.	*†	675	26,116
Trex Company, Inc.	*†	731	17,544
Tupperware Corporation		2,427	55,287
Unifi, Inc.	*	2,629	8,781
USEC, Inc.		2,637	29,429
Valhi, Inc.		511	9,188
Wellman, Inc.		1,509	9,552
West Pharmaceutical Services, Inc.		1,704	50,558
			8,498,672
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	38,451
Arch Coal, Inc.	†	2,058	138,915
Consol Energy, Inc.		3,731	284,563
Peabody Energy Corporation		5,912	498,677
Penn Virginia Resource Partners, LP		800	42,776
			1,003,382
Commercial Services—2.1%
Aaron Rents, Inc.		1,939	41,010
ABM Industries, Inc.		2,291	47,676
Accelrys, Inc.	*	1,145	7,740
Accenture Ltd. Class A (Bermuda)		19,300	491,378
ACCO Brands Corporation	*	3,019	85,196
Administaff, Inc.		1,143	45,423
Advisory Board Company (The)	*	950	49,438
Advo, Inc.		1,276	39,926
Affymetrix, Inc.	*†	2,525	116,731
Akamai Technologies, Inc.	*	5,664	90,341
Allied Waste Industries, Inc.	*†	13,285	112,258
Ambassadors International, Inc.		523	7,327
Amerco, Inc.		805	46,843
AMN Healthcare Services, Inc.	*	1,507	23,313
Amylin Pharmaceuticals, Inc.	*†	3,885	135,159
Angelica Corporation		510	9,103
Antigenics, Inc.	*†	1,707	9,252
APAC Customer Services, Inc.	*	1,972	1,755
Apollo Group, Inc. Class A	*	6,518	432,730
Applera Corporation Celera Genomics Group	*	3,028	36,730
Ariad Pharmaceuticals, Inc.	*†	1,662	12,349
Artemis International Solutions Corporation	*	555	1,193
Asset Acceptance Capital Corporation	*	27	809
Axonyx, Inc.	*	2,772	3,188
BISYS Group, Inc. (The)	*	5,178	69,541
Bandag, Inc.		1,000	42,860
Barrett Business Services, Inc.	*	3,900	89,115
BearingPoint, Inc.	*	8,105	61,517
Bowne & Company, Inc.		1,575	22,507
Bright Horizons Family Solutions, Inc.	*†	1,208	46,387
Brink’s Company (The)		2,360	96,902
Career Education Corporation	*	4,167	148,179
CDI Corporation		1,131	33,410
Celgene Corporation	*†	6,706	364,270
Cendant Corporation		44,243	913,176
Central Parking Corporation		1,898	28,375
Cenveo, Inc.	*	2,792	28,953
Cintas Corporation		6,587	270,396
Ciphergen Biosystems, Inc.	*	1,500	2,775
Coinstar, Inc.	*	1,075	19,898
Consolidated Graphics, Inc.	*	776	33,407
Convergys Corporation	*	5,933	85,257
Corinthian Colleges, Inc.	*	3,624	48,090
Corporate Executive Board Company		1,507	117,516
Courier Corporation		424	15,858
CRA International, Inc.	*	986	41,106
Critical Path, Inc.	*	623	262
CuraGen Corporation	*	1,768	8,752

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
CV Therapeutics, Inc.	*†	1,424	$38,092
Cytyc Corporation	*†	4,240	113,844
DataTRAK International, Inc.	*†	3,924	43,988
DeVry, Inc.	*†	2,980	56,769
DiamondCluster International, Inc. Class A	*	1,431	10,847
Digitas, Inc.	*	2,891	32,842
Diversa Corporation	*	1,790	10,364
Dollar Thrifty Automotive Group, Inc.	*	1,057	35,589
Dun & Bradstreet Company	*	2,641	173,963
Duratek, Inc.	*	1,215	22,210
EGL, Inc.	*	1,861	50,526
Edgewater Technology, Inc.	*	1,533	7,312
Education Management Corporation	*	3,086	99,493
eFunds Corporation	*	2,250	42,367
Ennis Business Forms, Inc.		695	11,676
EntreMed, Inc.	*	1,390	3,322
EPIQ Systems, Inc.	*†	725	15,819
Equifax, Inc.		4,973	173,757
eResearch Technology, Inc.	*†	2,056	29,175
Escala Group, Inc.	*	951	15,834
Exact Sciences Corporation	*	1,250	2,275
Exelixis, Inc.	*	2,695	20,671
First Aviation Services, Inc.	*	1,818	7,272
First Consulting Group, Inc.	*	1,097	6,363
Fluor Corporation	†	3,405	219,214
Forrester Research, Inc.	*	963	20,050
FTI Consulting, Inc.	*†	1,735	43,826
G&K Services, Inc. Class A		1,008	39,705
Gene Logic, Inc.	*	950	4,645
Gen-Probe, Inc.	*	1,849	91,433
Gevity HR, Inc.		964	26,259
H&R Block, Inc.		13,798	330,876
Harris Interactive, Inc.	*	2,730	11,657
Healthcare Services Group, Inc.		2,490	47,932
Heidrick & Struggles International, Inc.	*	865	28,009
Hewitt Associates, Inc. Class A	*	2,317	63,208
Icos Corporation	*	2,748	75,900
I-many, Inc.	*	951	1,265
Incyte Corporation	*†	3,102	14,579
Internet Capital Group, Inc.	*	49	432
iPayment, Inc.	*	691	26,147
IPIX Corporation	*†	1,024	2,785
Iron Mountain, Inc.	*†	4,764	174,839
Isis Pharmaceuticals, Inc.	*†	2,216	11,191
ITT Educational Services, Inc.	*	1,873	92,433
Jacobs Engineering Group, Inc.	*	1,919	129,341
John H. Harland Company		1,281	56,876
Kelly Services, Inc. Class A		1,173	35,964
Kforce.com, Inc.	*	297	3,059
Korn Ferry International	*	1,624	26,617
Kosan Biosciences, Inc.	*	2,000	14,540
Labor Ready, Inc.	*	2,485	63,740
Landauer, Inc.		598	29,302
Laureate Education, Inc.	*	1,885	92,308
Learning Tree International, Inc.	*	766	10,111
LECG Corporation	*	73	1,679
Lexicon Genetics, Inc.	*	2,343	9,325
LifeCell Corporation	*	1,119	24,204
Lionbridge Technologies, Inc.	*	1,165	7,864
Luminex Corporation	*	1,070	10,743
Magellan Health Services, Inc.	*	1,400	49,210
Management Network Group, Inc.	*	1,600	4,144
Manpower, Inc.		3,593	159,493
Maxim Pharmaceuticals, Inc.	*	3,682	4,934
Maximus, Inc.		1,052	37,609
Maxygen, Inc.	*	1,231	10,205
Medical Staffing Network Holdings, Inc.	*	1,686	9,897
Midas, Inc.	*	1,277	25,387
Millennium Cell, Inc.	*	1,700	3,468
Mobile Mini, Inc.	*	1,000	43,350
MoneyGram International, Inc.		3,750	81,412
Monogram Biosciences, Inc.	*	2,414	5,673
Moody’s Corporation		10,748	549,008
MPS Group, Inc.	*	3,706	43,731
MPW Industrial Services Group, Inc.	*	547	1,144
MSGI Security Solutions, Inc.	*	938	4,277
MTC Technologies, Inc.	*	619	19,796
Myriad Genetics, Inc.	*†	1,210	26,451
NCO Group, Inc.	*	1,314	27,147
National Research Corporation		1,250	20,469
Navigant Consulting, Inc.	*	2,313	44,317
NDCHealth Corporation		1,464	27,699
NeoPharm, Inc.	*	964	11,954
NetRatings, Inc.	*	1,164	17,716
Neurogen Corporation	*	1,872	12,879
Omnicell, Inc.	*	783	7,619
On Assignment, Inc.	*	1,243	10,628
Online Resources Corporation	*	700	7,406
Opsware, Inc.	*	2,730	14,169
Oscient Pharmaceuticals Corporation	*	1,510	3,201
Overland Storage, Inc.	*	481	3,920
Paychex, Inc.		15,045	557,869
PDI, Inc.	*	703	10,763
Pegasystems, Inc.	*	2,141	12,825
Perma-Fix Environmental Services	*	5,502	12,104
Per-Se Technologies, Inc.	*	1,329	27,457
Pfsweb, Inc.	*	5,683	8,922
Pharmaceutical Product Development, Inc.	*	2,368	136,184
PHH Corporation	*	2,212	60,742
Portfolio Recovery Associates, Inc.	*	504	21,763
Possis Medical, Inc.	*	1,278	14,007
Pre-Paid Legal Services, Inc.	†	779	30,147
Presstek, Inc.	*	945	12,266
PRG-Schultz International, Inc.	*	1,911	5,752
Princeton Review, Inc.	*	818	4,916
Prosoft Learning Corporation	*	223	120
Ramtron International Corporation	*	1,920	5,760
RCM Technologies, Inc.	*	1,593	9,574
Regeneration Technologies, Inc.	*	807	6,593
Regis Corporation		1,818	68,757
Rent-A-Center, Inc.	*	3,377	65,210
Rent-Way, Inc.	*	1,060	7,282
Republic Services, Inc.		5,629	198,647
Res-Care, Inc.	*	1,222	18,807
Resources Connection, Inc.	*†	2,060	61,038
Rewards Network, Inc.	*	1,127	7,697
Robert Half International, Inc.		7,107	252,938
Rollins, Inc.		661	12,903
RR Donnelley & Sons Company		8,887	329,441
Ryder System, Inc.		2,660	91,025
Savient Pharmaceuticals, Inc.	*	1,389	5,237
Sequenom, Inc.	*	1,843	1,769
Service Corporation International		11,775	97,615
ServiceMaster Company (The)		11,826	160,124
SFBC International, Inc.	*†	576	25,569

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sitel Corporation	*	2,384	$6,675
Sotheby’s Holdings, Inc. Class A	*	2,623	43,857
Sourcecorp, Inc.	*	748	16,037
Spherion Corporation	*	2,689	20,436
Standard Register Company (The)		1,650	24,667
StarTek, Inc.		994	13,121
Stericycle, Inc.	*	1,569	89,668
Strayer Education, Inc.	†	551	52,081
SupportSoft, Inc.	*	1,562	7,872
Symyx Technologies, Inc.	*	1,374	35,889
Synagro Technologies, Inc.		3,224	15,153
Tejon Ranch Company	*†	762	35,814
TeleTech Holdings, Inc.	*	2,738	27,435
Telik, Inc.	*	1,748	28,597
Tetra Tech, Inc.	*	2,114	35,557
TRC Companies, Inc.	*	327	5,101
Trimeris, Inc.	*	1,214	18,623
United Rentals, Inc.	*	3,294	64,925
Universal Compression Holdings, Inc.	*	1,492	59,337
Universal Technical Institute, Inc.	*	418	14,885
URS Corporation	*	1,582	63,897
Valassis Communications, Inc.	*	2,236	87,159
Varsity Group, Inc.	*†	2,747	13,712
Vertrue, Inc.	*†	749	27,226
Viad Corporation		937	25,627
Volt Information Sciences, Inc.	*	833	16,927
Waste Connections, Inc.	*	1,575	55,251
Waste Industries USA, Inc.		1,296	17,237
Waste Management, Inc.		25,271	723,003
Watson Wyatt & Company Holdings		1,600	43,120
Weight Watchers International, Inc.	*†	1,826	94,185
Westaff, Inc.	*	942	4,324
Wind River Systems, Inc.	*	3,206	41,454
World Fuel Services Corporation		960	31,152
Wright Express Corporation	*	1,750	37,782
Xanser Corporation	*	1,100	3,410
			12,833,137
Communications—2.0%
Ace*Comm Corporation	*	3,033	8,189
ADC Telecommunications, Inc.	*	4,773	109,111
Airnet Communications Corporation	*	131	172
AltiGen Communications, Inc.	*	4,109	7,150
American Tower Corporation Class A	*	15,861	395,732
Anadigics, Inc.	*	957	3,177
Andrea Electronics Corporation	*	1,298	62
Andrew Corporation	*†	6,376	71,092
Anixter International, Inc.	*	1,723	69,489
Applied Innovation, Inc.	*	500	1,925
Applied Signal Technology, Inc.		1,237	23,602
Arris Group, Inc.	*	2,896	34,347
Avaya, Inc.	*	17,294	178,128
Avici Systems, Inc.	*	711	3,235
Avistar Communications Corporation	*	774	1,579
Blonder Tongue Laboratories	*	2,285	4,936
Brillian Corporation	*	180	607
Broadwing Corporation	*†	1,358	6,776
CalAmp Corporation	*	550	4,455
Carrier Access Corporation	*	1,178	6,503
C-COR.net Corporation	*	1,547	10,442
Centillium Communications, Inc.	*	1,588	5,987
Checkpoint Systems, Inc.	*	1,441	34,181
Ciena Corporation	*	19,667	51,921
Comtech Telecommunications	*	1,350	55,984
Comverse Technology, Inc.	*	7,999	210,134
Corning, Inc.	*	60,583	1,171,069
Crown Castle International Corporation	*	8,983	221,251
CT Communications, Inc.		214	2,647
Cubic Corporation		1,692	28,967
Digital Lightwave, Inc.	*†	2,931	616
Ditech Communications Corporation	*	1,360	9,166
EndWave Corporation	*†	911	11,752
Foundry Networks, Inc.	*	5,421	68,847
Glenayre Technologies, Inc.	*	2,143	7,693
Harmonic, Inc.	*	2,820	16,412
Harris Corporation		6,090	254,562
Hungarian Telephone & Cable Corporation	*	712	10,666
ID Systems, Inc.	*	2,016	39,977
InterDigital Communications Corporation	*	2,803	55,051
International Electronics, Inc.	*	1,150	2,242
Inter-Tel, Inc.		1,334	28,014
InterVoice, Inc.	*	1,395	12,569
Intraware, Inc.	*	783	2,897
L-3 Communications Holdings, Inc.	†	5,024	397,248
Lifeline Systems, Inc.	*	1,214	40,584
Lucent Technologies, Inc.	*†	174,603	567,460
Marvell Technology Group Ltd. (Bermuda)	*	9,250	426,517
McData Corporation Class A	*	5,654	29,627
MDI, Inc.	*	271	309
Metro One Telecommunications	*	957	689
Mindspeed Technologies, Inc.	*	4,009	9,662
Motorola, Inc.		101,990	2,252,959
Network Appliance, Inc.	*†	14,316	339,862
NMS Communications Corporation	*	1,250	4,625
On2 Technologies, Inc.	*	4,620	3,927
Openwave Systems, Inc.	*†	2,570	46,209
Peco II, Inc.	*	657	946
Plantronics, Inc.	†	1,826	56,259
Polycom, Inc.	*	4,177	67,542
Powerwave Technologies, Inc.	*†	2,435	31,628
Premiere Global Services, Inc.	*	2,174	17,783
Qualcomm, Inc.		69,598	3,114,510
Remec, Inc.		1,077	1,335
SBA Communications Corporation	*	1,350	20,857
Scientific-Atlanta, Inc.		6,300	236,313
SeaChange International, Inc.	*	958	6,093
Sirius Satellite Radio, Inc.	*†	47,469	310,922
Socket Communications, Inc.	*	1,300	1,612
Sonus Networks, Inc.	*	10,700	62,060
Spectralink Corporation		1,133	14,446
Standard Microsystems Corporation	*	806	24,107
Stratex Networks, Inc.	*	2,680	6,968
Tekelec	*	2,569	53,821
Tellabs, Inc.	*	19,143	201,384
Terayon Corporation	*	2,830	11,037
Tollgrade Communications, Inc.	*	601	5,084
Tut Systems, Inc.	*	1,414	4,553
Ulticom, Inc.	*	1,583	17,460
Universal Security Instruments, Inc.	*	1,400	25,424

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Utstarcom, Inc.	*†	4,555	$37,214
Verso Technologies, Inc.	*	8,092	2,994
Viasat, Inc.	*	1,190	30,523
Westell Technologies, Inc. Class A	*	1,821	6,628
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	320,353
Zhone Technologies, Inc.	*	3,915	10,218
Zix Corporation	*†	1,015	2,030
Zoom Telephonics, Inc.	*	2,711	5,829
			12,070,925
Computer Software & Processing—5.8%
3D Systems Corporation	*	1,158	25,742
Activision, Inc.	*	7,136	145,931
Actuate Corporation	*	2,084	5,273
Acxiom Corporation		3,451	64,603
Adobe Systems, Inc.		20,820	621,477
Advent Software, Inc.	*	1,451	39,090
Affiliated Computer Services, Inc. Class A	*	5,361	292,711
Agile Software Corporation	*	2,086	14,957
Alliance Data Systems Corporation	*†	1,955	76,538
Altiris, Inc.	*	974	14,892
American Access Technologies, Inc.	*	1,400	2,660
American Software, Inc. Class A		1,950	10,920
AMICAS, Inc.	*	1,846	9,968
answerthink, Inc.	*	1,140	4,446
Ansys, Inc.	*	1,198	46,111
Anteon International Corporation	*	1,600	68,416
Applied Digital Solutions, Inc.	*†	195	556
Applix, Inc.	*	6,240	39,250
Apropos Technology, Inc.	*	900	2,421
Arbitron, Inc.		1,298	51,712
Ariba, Inc.	*	2,075	11,827
Art Technology Group, Inc.	*	8,333	8,500
Aspen Technology, Inc.	*	1,529	9,556
At Road, Inc.	*	1,947	8,937
Atari, Inc.	*	4,024	5,795
Audible, Inc.	*	1,213	14,908
Autobytel, Inc.	*	1,384	6,934
Autodesk, Inc.		9,258	429,942
Automatic Data Processing, Inc.		24,668	1,061,711
Avocent Corporation	*	2,007	63,501
BEA Systems, Inc.	*	16,581	148,897
BMC Software, Inc.	*	9,391	198,150
Bankrate, Inc.	*†	1,083	29,707
BindView Development Corporation	*	2,010	7,135
Blue Coat Systems, Inc.	*	536	23,305
Borland Software Corporation	*	2,936	17,088
Brady Corporation Class A		2,402	74,318
Bsquare Corporation	*	900	594
CMGI, Inc.	*	10,077	16,829
CNET Networks, Inc.	*†	5,501	74,649
CSG Systems International, Inc.	*	2,153	46,742
CACI International, Inc. Class A	*	1,198	72,599
Cadence Design Systems, Inc.	*†	10,745	173,639
Callidus Software, Inc.	*	172	636
Captaris, Inc.	*	1,164	4,377
Carreker Corporation	*	1,681	11,868
CCC Information Services Group, Inc.	*	884	23,099
Cellular Technical Services Company, Inc.	*	500	1,100
Ceridian Corporation	*	6,177	128,173
Cerner Corporation	*†	1,522	132,307
Checkfree Corporation	*†	3,356	126,924
Choicepoint, Inc.	*	3,112	134,345
Chordiant Software, Inc.	*	4,648	13,247
Ciber, Inc.	*	2,444	18,159
Citrix Systems, Inc.	*	6,809	171,178
Clinical Data, Inc.	†	1,332	28,771
Cogent Communications Group, Inc.	*	95	464
Cognex Corporation		2,023	60,832
Cognizant Technology Solutions Corporation	*	5,276	245,809
Computer Associates International, Inc.		20,331	565,405
Computer Horizons Corporation	*	1,347	5,940
Computer Sciences Corporation	*	8,174	386,712
Compuware Corporation	*	15,945	151,477
Concur Technologies, Inc.	*	2,083	25,767
Corillian Corporation	*	1,471	4,707
CoStar Group, Inc.	*†	770	35,974
Covansys Corporation	*	1,477	23,573
Cybersource Corporation	*	1,281	8,429
DST Systems, Inc.	*†	2,794	153,195
Deluxe Corporation		2,098	84,256
Dendrite International, Inc.	*	1,587	31,883
Digital Insight Corporation	*	1,463	38,126
Digital River, Inc.	*	1,627	56,701
DocuCorp International, Inc.	*	449	3,076
Earthlink, Inc.	*	5,814	62,210
EasyLink Services Corporation Class A	*	233	186
ebix.com, Inc.	*	1,754	33,063
Echelon Corporation	*	1,769	16,292
Eclipsys Corporation	*	1,846	32,933
eCollege.com, Inc.	*	635	9,436
Egain Communications Corporation	*	2,913	2,214
Electro Rent Corporation	*	950	11,951
Electronic Arts, Inc.	*	12,960	737,294
Electronic Data Systems Corporation	†	22,135	496,709
Electronics for Imaging	*	2,638	60,516
Embarcadero Technologies, Inc.	*	1,252	8,438
eMerge Interactive, Inc. Class A	*†	3,367	1,717
Enterasys Networks, Inc.	*	7,768	10,409
Entrust Technologies, Inc.	*	2,200	12,320
Epicor Software Corporation	*	1,693	22,009
eSpeed, Inc. Class A	*	1,470	11,143
Evolving Systems, Inc.	*	1,054	2,045
F5 Networks, Inc.	*	1,332	57,902
Factset Research Systems, Inc.	†	2,190	77,176
Fair Isaac Corporation		3,039	136,147
FalconStor Software, Inc.	*†	1,373	8,320
Filenet Corporation	*	1,659	46,286
First Data Corporation		33,590	1,343,600
Fiserv, Inc.	*	7,444	341,456
Gartner Group, Inc. Class A	*	4,979	58,205
Gerber Scientific, Inc.	*	1,608	12,607
Google, Inc. Class A	*	7,190	2,275,347
GraphOn Corporation	*	1,300	474
GTECH Holdings Corporation		4,772	152,990
Hickok, Inc. Class A		1,150	5,031
High Speed Access Corporation	*‡d	4,200	—
Homestore, Inc.	*	7,362	32,025
Hypercom Corporation	*	1,992	12,988
HyperFeed Technologies, Inc.	*	1,613	2,984
Hyperion Solutions Corporation	*	1,685	81,975

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
IDX Systems Corporation	*†	1,281	$55,314
IMS Health, Inc.		9,936	250,089
iGate Capital Corporation	*	1,397	5,071
Informatica Corporation	*	3,171	38,115
Inforte Corporation		1,897	7,948
Infospace, Inc.	*†	1,323	31,580
InfoUSA, Inc.		1,708	18,139
Integral Systems, Inc.		631	13,024
Intellisync Corporation	*†	1,726	7,663
Interactive Data Corporation		1,521	34,451
Interactive Intelligence, Inc.	*	950	5,976
Intergraph Corporation	*†	1,844	82,445
Internap Network Services Corporation	*	11,690	5,611
Internet Security Systems, Inc.	*	2,038	48,932
Intervideo, Inc.	*	500	5,015
Interwoven, Inc.	*	1,908	15,588
Intrado, Inc.	*	989	17,832
Intrusion, Inc.	*†	266	859
Intuit, Inc.	*	7,737	346,695
Island Pacific, Inc.	*	1,555	155
iVillage, Inc.	*	3,507	25,461
JDA Software Group, Inc.	*	1,256	19,066
Jack Henry & Associates, Inc.		3,591	69,665
Juniper Networks, Inc.	*	21,310	506,965
Kana Software, Inc.	*	876	1,340
Keane, Inc.	*	2,631	30,072
Keynote Systems, Inc.	*	1,400	18,172
Knot, Inc. (The)	*	2,304	25,551
Kronos, Inc.	*†	1,283	57,273
LivePerson, Inc.	*	3,333	12,599
Looksmart Ltd.	*	2,500	2,075
Loudeye Corporation	*	5,040	4,385
LQ Corp., Inc.	*	161	311
Macromedia, Inc.	*	2,508	102,000
Magma Design Automation, Inc.	*	1,429	11,603
Manhattan Associates, Inc.	*	1,346	31,227
Mantech International Corporation Class A	*	1,217	32,141
Manugistics Group, Inc.	*	2,823	5,561
Mapinfo Corporation	*	811	9,935
McAfee, Inc.	*	6,724	211,268
Mediware Information Systems	*	1,088	8,660
Mentor Graphics Corporation	*	2,745	23,607
Mercury Interactive Corporation	*	3,735	147,906
MetaSolv, Inc.	*	1,380	4,513
Micromuse, Inc.	*	2,804	22,096
Microsoft Corporation		402,775	10,363,401
MicroStrategy, Inc. Class A	*	513	36,059
Mitek Systems, Inc.	*	3,473	2,848
MIVA, Inc.	*	990	5,970
Mobius Management Systems, Inc.	*	878	4,609
MRO Software, Inc.	*	848	14,280
NCR Corporation	*	7,848	250,430
Napster, Inc.	*	1,145	4,580
National Instruments Corporation		3,414	84,121
Navisite, Inc.	*	3,725	4,693
NAVTEQ Corporation	*	3,700	184,815
Neoware Systems, Inc.	*†	900	15,066
NetFlix, Inc.	*†	2,279	59,231
NetGuru, Inc.	*	800	688
NETIQ Corporation	*	2,493	30,514
Netscout Systems, Inc.	*	1,250	6,787
Netsmart Technologies, Inc.	*	505	6,171
NIC, Inc.	*	2,450	16,047
Novell, Inc.	*	15,492	115,415
NVE Corporation	*†	348	5,314
Nvidia Corporation	*	6,728	230,636
Onyx Software Corporation	*	469	1,688
Open Solutions, Inc.	*	312	6,808
Oracle Corporation	*	168,489	2,087,579
Packeteer, Inc.	*	1,900	23,845
PalmSource, Inc.	*	514	9,278
Parametric Technology Corporation	*	11,059	77,081
PDF Solutions, Inc.	*	974	16,168
Perot Systems Corporation Class A	*	4,359	61,680
Phoenix Technologies Ltd.	*	907	6,830
Pixar, Inc.	*†	2,170	96,587
Plato Learning, Inc.	*	1,825	13,888
Plumtree Software, Inc.	*	2,464	13,453
Progress Software Corporation	*	1,322	42,000
QAD, Inc.		1,363	11,299
Quality Systems, Inc.		384	26,531
Quest Software, Inc.	*	3,847	57,974
RSA Security, Inc.	*†	2,330	29,614
Radiant Systems, Inc.	*	1,019	10,516
Radisys Corporation	*	961	18,643
RealNetworks, Inc.	*	5,844	33,369
Red Hat, Inc.	*†	7,251	153,649
Renaissance Learning, Inc.		1,353	24,083
Reynolds & Reynolds Company (The) Class A		2,210	60,576
S1 Corporation	*	2,636	10,307
Saba Software, Inc.	*†	1,576	6,272
SafeNet, Inc.	*	1,099	39,905
SAFLINK Corporation	*	4,996	5,795
Sapient Corporation	*	4,150	25,937
Scientific Learning Corporation	*	3,145	16,511
SCO Group, Inc. (The)	*†	997	4,167
Secure Computing Corporation	*	1,554	17,638
Serena Software, Inc.	*	1,616	32,207
Siebel Systems, Inc.		20,574	212,529
SmartServ Online, Inc.	*	566	277
Sonic Foundry, Inc.	*	1,200	1,572
SonicWall, Inc.	*	2,442	15,507
SPSS, Inc.	*	690	16,560
SRA International, Inc. Class A	*	1,664	59,039
SS&C Technologies, Inc.		747	27,370
Stellent, Inc.	*	3,513	30,106
Stratasys, Inc.	*	891	26,463
Sun Microsystems, Inc.	*	135,549	531,352
Sybase, Inc.	*	3,825	89,581
Sykes Enterprises, Inc.	*	1,423	16,934
Symantec Corporation	*	49,846	1,129,510
SYNNEX Corporation	*	104	1,751
Synopsys, Inc.	*	6,501	122,869
Synplicity, Inc.	*	1,050	6,940
Syntel, Inc.		1,554	30,287
Take-Two Interactive Software, Inc.	*†	2,643	58,384
Talx Corporation		693	22,723
Technology Solutions Company	*	2,172	977
Teknowledge Corporation	*	3,449	1,380
TenFold Corporation	*	4,098	1,598
THQ, Inc.	*	2,914	62,126
3Com Corporation	*	14,501	59,164
TIBCO Software, Inc.	*	8,337	69,697
Tier Technologies, Inc. Class B	*	942	8,148
Total System Services, Inc.		1,651	38,485
Tradestation Group, Inc.	*	1,690	17,137
Transaction Systems Architects, Inc. Class A	*	1,298	36,149

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Trizetto Group, Inc.	*	1,550	$21,886
Tumbleweed Communications Corporation	*	1,102	4,683
Ultimate Software Group, Inc.	*	1,242	22,878
Unisys Corporation	*	13,714	91,061
United Online, Inc.		2,509	34,750
Vasco Data Security International, Inc.	*†	3,804	34,502
Verilink Corporation	*†	4,538	4,720
Verint Systems, Inc.	*	1,152	47,163
VeriSign, Inc.	*†	10,106	215,965
Verity, Inc.	*	1,444	15,335
Versant Corporation	*	330	1,221
VerticalNet, Inc.	*	1,850	1,110
Viewpoint Corporation	*	1,140	1,642
Vignette Corporation	*	737	11,726
Vitria Technology, Inc.	*	1,150	3,829
WatchGuard Technologies, Inc.	*	1,100	4,719
Wave Systems Corporation Class A	*	3,014	2,803
WebEx Communications, Inc.	*†	1,743	42,721
WebMD Corporation	*	12,459	138,046
Webmethods, Inc.	*	2,153	15,222
Websense, Inc.	*	979	50,135
XETA Technologies, Inc.	*	1,946	4,456
Yahoo!, Inc.	*	54,402	1,840,964
			35,059,504
Computers & Information—4.3%
3M Company		29,469	2,161,846
Advanced Digital Information Corporation	*	2,414	22,692
Apple Computer, Inc.	*	34,580	1,853,834
Authentidate Holding Corporation	*	1,023	2,578
Black Box Corporation		865	36,295
Brocade Communications Systems, Inc.	*	9,768	39,853
CDW Corporation		2,743	161,618
Ciprico, Inc.	*	1,658	7,439
Cirrus Logic, Inc.	*	2,946	22,360
Cisco Systems, Inc.	*	275,164	4,933,691
Concurrent Computer Corporation	*	1,901	3,213
Cray, Inc.	*	2,857	2,628
Crossroads Systems, Inc.	*	1,300	1,404
Dataram Corporation		1,175	7,918
Datawatch Corporation	*	3,500	12,288
Dell, Inc.	*	92,549	3,165,176
Diebold, Inc.		3,079	106,102
Dot Hill Systems Corporation	*	1,396	9,395
EMC Corporation	*	101,120	1,308,493
Emulex Corporation	*†	3,408	68,876
Ener1, Inc.	*	1,300	637
Exabyte Corporation	*	1,565	407
Extended Systems, Inc.	*	1,459	6,434
Extreme Networks, Inc.	*	4,491	19,985
Focus Enhancements, Inc.	*	5,319	5,638
Gateway, Inc.	*	13,470	36,369
Global Imaging Systems, Inc.	*	945	32,177
Global Payment Technologies, Inc.	*	1,270	4,572
Hewlett-Packard Company		122,130	3,566,196
InFocus Corporation	*	1,636	5,644
Interland, Inc.	*	705	1,973
Interlink Electronics, Inc.	*	1,925	10,356
International Business Machines Corporation		68,191	5,470,282
International Game Technology		13,866	374,382
Iomega Corporation	*	1,865	5,614
Iteris, Inc.	*	4,263	11,467
Jabil Circuit, Inc.	*	8,287	256,234
Lexmark International, Inc.	*	5,131	313,248
MTI Technology Corporation	*	3,844	7,265
Maxtor Corporation	*	10,146	44,642
Micros Systems, Inc.	*	1,714	74,988
MTM Technologies, Inc.	*	500	1,600
Netgear, Inc.	*	1,206	29,016
Network Engines, Inc.	*	1,329	1,900
NYFIX, Inc.	*†	991	5,718
Palm, Inc.	*†	2,287	64,791
Paxar Corporation	*	1,971	33,211
Pitney Bowes, Inc.		9,192	383,674
Planar Systems, Inc.	*	785	6,453
ProQuest Company	*	1,332	48,218
Quantum Corporation	*	6,681	20,644
Safeguard Scientifics, Inc.	*	4,073	7,046
Sandisk Corporation	*	6,437	310,585
Scansoft, Inc.	*†	4,541	24,204
ScanSource, Inc.	*	563	27,441
Scientific Games Corporation Class A	*	2,517	78,027
SCM Microsystems, Inc.	*	1,494	4,049
Seagate Technology (Cayman Islands)	†	16,327	258,783
Silicon Graphics, Inc.	*†	7,853	6,125
SimpleTech, Inc.	*	1,055	5,222
Solectron Corporation	*	44,284	173,150
Symbol Technologies, Inc.		9,570	92,638
TransAct Technologies, Inc.	*	888	6,749
VA Software Corporation	*	2,018	3,027
Vialstream Holdings, Inc.	*	1,000	1,100
Western Digital Corporation	*	8,154	105,431
Zebra Technologies Corporation Class A	*†	2,988	116,801
			25,991,812
Containers & Packaging—0.1%
Ball Corporation	†	4,676	171,796
Crown Holdings, Inc.	*	6,844	109,093
Sealed Air Corporation	*	3,527	167,391
Silgan Holdings, Inc.		454	15,100
			463,380
Cosmetics & Personal Care—1.8%
1-800 Contacts, Inc.	*†	502	9,413
Alberto Culver Company Class B		3,659	163,740
Avon Products, Inc.		20,628	556,956
Chattem, Inc.	*	872	30,956
Clorox Company		6,558	364,231
Colgate-Palmolive Company		22,194	1,171,621
Elizabeth Arden, Inc.	*†	1,017	21,947
Estee Lauder Companies, Inc. (The) Class A		5,057	176,135
Gillette Company (The)		38,584	2,245,589
Procter & Gamble Company	†	104,818	6,232,478
Quaker Chemical Corporation		483	8,395
			10,981,461
Diversified—2.5%
General Electric Company		444,156	14,954,733

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—3.2%
AES Corporation (The)	*	25,835	$424,469
Allegheny Energy, Inc.	*†	5,273	161,987
	Allete, Inc.	1,243	56,942
	Alliant Energy Corporation	4,491	130,823
	Ameren Corporation	8,429	450,867
	American Electric Power Company, Inc.	16,393	650,802
Aquila, Inc.	*	7,275	28,809
	Avista Corporation	1,759	34,125
	Black Hills Corporation	2,041	88,518
CMS Energy Corporation	*†	6,681	109,902
Calpine Corporation	*†	17,134	44,377
Centerpoint Energy, Inc.	†	12,705	188,923
	Central Vermont Public Service Corporation	540	9,450
	CH Energy Group, Inc.	694	32,951
	Cinergy Corporation	7,388	328,101
	Cleco Corporation	2,109	49,730
Consolidated Edison, Inc.	†	10,555	512,445
	Constellation Energy Group, Inc.	7,642	470,747
DTE Energy Company	†	6,985	320,332
	Dominion Resources, Inc.	14,361	1,237,057
DPL, Inc.	†	5,037	140,029
Duke Energy Corporation	†	38,357	1,118,874
Duquesne Light Holdings, Inc.	†	2,789	47,999
	Edison International	13,522	639,320
EL Paso Electric Company	*	1,748	36,446
	Empire District Electric Company (The)	1,197	27,375
	Energy East Corporation	5,959	150,107
	Entergy Corporation	9,094	675,866
	Exelon Corporation	27,740	1,482,426
FPL Group, Inc.	†	14,666	698,102
	FirstEnergy Corporation	14,286	744,586
	Great Plains Energy, Inc.	2,828	84,585
	Green Mountain Power Corporation	1,811	59,636
	Hawaiian Electric Industries, Inc.	3,066	85,480
	Idacorp, Inc.	1,515	45,647
KeySpan Corporation	†	7,299	268,457
	MGE Energy, Inc.	1,559	56,919
	NiSource, Inc.	10,893	264,155
	Northeast Utilities	5,201	103,760
NRG Energy, Inc.	*†	4,000	170,400
	NSTAR	4,374	126,496
	OGE Energy Corporation	4,734	133,025
	Otter Tail Corporation	1,095	33,879
	PG&E Corporation	15,609	612,653
	PPL Corporation	16,516	533,962
	Pepco Holdings, Inc.	7,066	164,426
	Pinnacle West Capital Corporation	3,789	167,019
Plug Power, Inc.	*	2,704	18,387
	PNM Resources, Inc.	2,169	62,185
Progress Energy, Inc.	†	10,169	455,063
	Public Service Enterprise Group, Inc.	9,757	627,961
	Puget Energy, Inc.	3,548	83,307
Reliant Energy, Inc.	*	11,470	177,097
	SCANA Corporation	4,791	202,372
	Sempra Energy	8,687	408,810
Sierra Pacific Resources	*	3,864	57,380
	Southern Company (The)	32,082	1,147,252
	TXU Corporation	9,639	1,088,050
TECO Energy, Inc.	†	7,797	140,502
	UIL Holdings Corporation	898	46,974
	Unisource Energy Corporation	1,571	52,220
	Unitil Corporation	420	11,802
	Westar Energy, Inc.	2,432	58,684
	Wisconsin Energy Corporation	4,564	182,195
WPS Resources Corporation	†	1,431	82,712
Xcel Energy, Inc.	†	16,552	324,585
			19,230,524
Electrical Equipment—0.5%
Active Power, Inc.	*	1,093	4,514
	Acuity Brands, Inc.	1,873	55,572
Advanced Lighting Technologies, Inc.	*‡d	972	—
Aeroflex, Inc.	*	2,811	26,311
	Ametek, Inc.	2,823	121,304
Arotech Corporation	*	1,269	939
Artesyn Technologies, Inc.	*	1,534	14,266
AZZ, Inc.	*	1,031	21,187
	Baldor Electric Company	1,338	33,918
	C&D Technologies, Inc.	1,159	10,906
Capstone Turbine Corporation	*†	2,450	8,698
Cataytica Energy Systems, Inc.	*	852	1,193
Cherokee International Corporation	*	29	102
	Cooper Industries Ltd. Class A	3,973	274,693
Distributed Energy Systems Corporation	*†	3,756	31,325
Electro Scientific Industries, Inc.	*	1,421	31,774
	Emerson Electric Company	17,762	1,275,312
Energizer Holdings, Inc.	*	3,122	177,017
Energy Conversion Devices, Inc.	*†	781	35,051
Evans & Sutherland Computer Corporation	*	1,882	11,217
	Franklin Electric Company, Inc.	902	37,334
FuelCell Energy, Inc.	*†	1,938	21,260
Genlyte Group, Inc.	*	1,102	52,984
GrafTech International Ltd.	*	3,487	18,934
Greatbatch, Inc.	*	942	25,848
JMAR Technologies, Inc.	*	2,904	3,514
	Lincoln Electric Holdings, Inc.	1,877	73,954
Littelfuse, Inc.	*	909	25,570
	LSI Industries, Inc.	1,083	20,577
Medis Technologies Ltd.	*†	704	12,637
Metrologic Instruments, Inc.	*	722	13,133
Moog, Inc. Class A	*	1,446	42,686
Powell Industries, Inc.	*	1,045	22,875
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	11,517
	Regal-Beloit Corporation	1,272	41,264
SBS Technologies, Inc.	*	965	9,293
Servotronics, Inc.	*	705	2,912
Spectrum Brands, Inc.	*	1,490	35,090
Superconductor Technologies	*	2,084	1,250
	Tech/Ops Sevcon, Inc.	719	4,289
	Teleflex, Inc.	1,322	93,201
Thomas & Betts Corporation	*	2,428	83,547
	Trans-Lux Corporation	866	5,239
Ultralife Batteries, Inc.	*	416	5,375
Universal Display Corporation	*†	1,350	15,053
Universal Electronics, Inc.	*	639	11,048
Valence Technology, Inc.	*†	6,972	18,894
	Vicor Corporation	1,380	20,907
	Woodhead Industries, Inc.	903	12,398
			2,877,882

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Electronics—3.4%
8X8, Inc.	*†	3,048	$6,187
AVX Corporation		2,270	28,920
Actel Corporation	*	1,140	16,484
Adaptec, Inc.	*	3,850	14,746
Advanced Energy Industries, Inc.	*	1,428	15,365
Advanced Micro Devices, Inc.	*	14,462	364,442
Agere Systems, Inc.	*	6,929	72,131
Agilent Technologies, Inc.	*	19,030	623,233
Agilysys, Inc.		1,335	22,481
Aixtron AG, Sponsored ADR (Germany)	*	625	2,131
Alliance Fiber Optic Products, Inc.	*	4,817	4,191
Alliance Semiconductor Corporation	*	1,335	3,925
Altera Corporation	*	14,718	281,261
American Power Conversion Corporation		8,237	213,338
American Superconductor Corporation	*	1,147	11,871
AMIS Holdings, Inc.	*	850	10,081
Amkor Technology, Inc.	*	7,211	31,584
Amphenol Corporation Class A		3,688	148,774
Analog Devices, Inc.		15,241	566,051
Anaren, Inc.	*	813	11,463
Applied Micro Circuits Corporation	*	12,746	38,238
Arrow Electronics, Inc.	*	4,585	143,786
Atheros Communications, Inc.	*	40	390
Atmel Corporation	*	18,733	38,590
ATMI, Inc.	*	1,559	48,329
Ault, Inc.	*	1,200	2,484
Avanex Corporation	*†	5,030	4,879
Avnet, Inc.	*	5,129	125,404
AXT, Inc.	*	946	1,362
Barnes Group, Inc.		1,009	36,183
Bel Fuse, Inc. Class A		545	16,078
Belden CDT, Inc.	†	1,894	36,800
Benchmark Electronics, Inc.	*	1,680	50,602
Benthos, Inc.	*	1,950	24,668
Broadcom Corporation Class A	*	12,065	565,969
California Micro Devices Corporation	*	745	5,751
Caliper Life Sciences, Inc.	*	867	6,095
Carlisle Companies, Inc.		1,226	77,937
Catalyst Semiconductor, Inc.	*	2,415	12,075
Catapult Communications Corporation	*	750	13,755
Ceradyne, Inc.	*	1,867	68,482
Ceva, Inc.	*	692	3,585
Conexant Systems, Inc.	*	20,460	36,623
Cree, Inc.	*†	3,097	77,487
CTS Corporation		1,580	19,118
Cymer, Inc.	*†	1,498	46,917
Cypress Semiconductor Corporation	*†	4,876	73,384
DRS Technologies, Inc.		1,103	54,444
Dolby Laboratories, Inc. Class A	*	1,370	21,920
DSP Group, Inc.	*	1,194	30,638
EDO Corporation		1,198	35,976
Emcor Group, Inc.	*	727	43,111
Emcore Corporation	*	1,219	7,460
EMS Technologies, Inc.	*	960	15,715
ESCO Technologies, Inc.	*	1,222	61,186
ESS Technology	*	1,759	6,244
Esterline Technologies Corporation	*	1,049	39,747
Exar Corporation	*	1,758	24,647
Fairchild Semiconductor International, Inc.	*	4,903	72,859
Finisar Corporation	*	6,855	9,391
Flir Systems, Inc.	*	2,804	82,942
Freescale Semiconductor, Inc. Class B	*	16,161	381,076
FSI International, Inc.	*	1,479	6,227
Garmin Ltd. (Cayman Islands)	†	1,000	67,830
HEI, Inc.	*	1,050	3,507
Helix Technology Corporation		1,144	16,874
HI/FN, Inc.	*	681	3,780
Hughes Supply, Inc.		2,390	77,914
Hutchinson Technology, Inc.	*	1,149	30,012
Imation Corporation		1,564	67,049
Innovex, Inc.	*	1,922	8,169
Integrated Device Technology, Inc.	*	8,168	87,724
Integrated Silicon Solutions, Inc.	*	1,269	10,660
Intel Corporation		260,452	6,420,142
International Rectifier Corporation	*	2,631	118,605
Intersil Corporation Class A	†	5,757	125,387
ISCO International, Inc.	*	2,000	500
IXYS Corporation	*	1,329	14,034
JDS Uniphase Corporation	*	59,556	132,214
Kemet Corporation	*	3,407	28,551
KVH Industries, Inc.	*	375	3,656
LSI Logic Corporation	*†	15,734	154,980
Lattice Semiconductor Corporation	*	4,395	18,811
Lightpath Technologies, Inc. Class A	*†	1,526	4,044
Linear Technology Corporation		12,363	464,725
Lowrance Electronics, Inc.		1,350	34,277
MIPS Technologies, Inc. Class A	*	2,228	15,217
MRV Communications, Inc.	*	4,567	9,728
Magnetek, Inc.	*	1,406	4,752
Mattson Technology, Inc.	*	1,760	13,218
Maxim Integrated Products, Inc.		14,235	607,123
Maxwell Technologies, Inc.	*	370	5,224
MEMC Electronics Materials, Inc.	*	8,581	195,561
Mercury Computer Systems, Inc.	*	963	25,279
Merix Corporation	*†	674	3,774
Methode Electronics, Inc.		1,383	15,932
Micrel, Inc.	*	3,731	41,899
Micro Linear Corporation	*	1,440	5,760
Microchip Technology, Inc.		8,640	260,237
Micron Technology, Inc.	*	24,041	319,745
Microsemi Corporation	*	2,474	63,186
Mobility Electronics, Inc.	*	674	7,185
Molex, Inc.		5,599	149,381
Monolithic System Technology, Inc.	*	1,251	6,843
Moscow CableCom Corporation	*	1,900	10,298
National Semiconductor Corporation		14,384	378,299
Novellus Systems, Inc.		6,320	158,506
Nu Horizons Electronics Corporaton	*	1,207	8,739
Numerex Corporation Class A	*	1,800	8,586
Omnivision Technologies, Inc.	*†	2,354	29,707
ON Semiconductor Corporation	*	4,276	22,107
Oplink Communications, Inc.	*	5,308	8,068
Optelecom, Inc.	*	819	10,549
Opti, Inc.	*	1,041	1,744

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
OSI Systems, Inc.	*†	867	$13,699
Park Electrochemical Corporation		1,086	28,942
Pericom Semiconductor Corporation	*	1,023	9,043
Photronics, Inc.	*	1,388	26,927
Pixelworks, Inc.	*	1,927	12,699
Plexus Corporation	*	1,884	32,198
PLX Technology, Inc.	*	1,050	8,757
Power Integrations, Inc.	*†	1,262	27,449
Power-One, Inc.	*	3,459	19,163
QLogic Corporation	*	3,921	134,098
Quicklogic Corporation	*	1,050	3,696
RF Micro Devices, Inc.	*	7,206	40,714
Rambus, Inc.	*	4,071	49,259
Raytheon Company		19,671	747,891
Research Frontiers, Inc.	*†	752	2,331
Rockwell Collins, Inc.		7,347	355,007
Rogers Corporation	*	803	31,076
Rudolph Technologies, Inc.	*	814	10,965
Sanmina-SCI Corporation	*	21,464	92,081
Semtech Corporation	*	2,970	48,916
Sigmatel, Inc.	*	797	16,131
Sigmatron International, Inc.	*	282	2,580
Silicon Image, Inc.	*	2,948	26,208
Silicon Laboratories, Inc.	*†	2,124	64,548
Silicon Storage Technology, Inc.	*	3,793	20,406
Skyworks Solutions, Inc.	*	5,822	40,870
Somera Communications, Inc.	*	2,750	2,750
Spectrum Control, Inc.	*	1,195	8,855
Spire Corporation	*	2,500	26,850
Staktek Holdings, Inc.	*	42	152
Stratos International, Inc.	*	973	5,682
Sycamore Networks, Inc.	*	9,917	37,387
Synaptics, Inc.	*†	1,057	19,872
Technitrol, Inc.		1,866	28,587
Tegal Corporation	*	3,754	2,478
Teledyne Technologies, Inc.	*	1,228	42,329
Teradyne, Inc.	*	7,938	130,977
Tessera Technologies, Inc.	*	1,560	46,660
Texas Instruments, Inc.		71,216	2,414,222
Transmeta Corporation	*†	5,029	7,141
Transwitch Corporation	*	2,483	4,271
Trident Microsystems, Inc.	*	1,509	48,001
Trimble Navigation Ltd.	*	2,072	69,806
Tripath Technology, Inc.	*	4,192	2,767
Triquint Semiconductor, Inc.	*	4,918	17,311
TTM Technologies, Inc.	*	1,639	11,719
Tvia, Inc.	*	4,026	8,736
Tyler Technologies, Inc.	*	1,886	15,616
Varian Semiconductor Equipment Associates, Inc.	*†	1,497	63,428
Virage Logic Corporation	*	901	6,983
Vishay Intertechnology, Inc.	*	9,742	116,417
Vitesse Semiconductor Corporation	*	8,323	15,647
Wesco International, Inc.	*	1,550	52,499
Xilinx, Inc.		15,105	420,674
YDI Wireless, Inc.	*	2,197	5,910
Zoran Corporation	*	1,650	23,595
			20,720,281
Entertainment & Leisure—1.7%
Alliance Gaming Corporation	*	1,971	21,385
Argosy Gaming Company	*	1,159	54,461
Avid Technology, Inc.	*†	1,448	59,947
Bally Total Fitness Holding Corporation	*	1,306	5,838
Blockbuster, Inc. Class A	†	7,850	37,288
Callaway Golf Company		2,881	43,474
Cedar Fair, LP		2,300	68,977
Churchill Downs, Inc.		638	22,534
Concord Camera Corporation	*	2,863	3,922
Discovery Holding Company Class A	*	10,903	157,439
Dover Downs Gaming & Entertainment, Inc.		1,140	15,504
Dover Motorsports, Inc.		1,645	11,252
DreamWorks Animation SKG, Inc. Class A	*	1,300	35,958
Eastman Kodak Company	†	11,893	289,357
Gaylord Entertainment Company	*	1,772	84,436
Harrah’s Entertainment, Inc.		7,234	471,584
Hasbro, Inc.		7,242	142,305
Hollywood Media Corporation	*	1,494	6,305
Image Entertainment, Inc.	*†	299	1,253
International Speedway Corporation Class A		1,190	62,439
Jakks Pacific, Inc.	*†	925	15,013
K2, Inc.	*	2,544	29,002
Leapfrog Enterprises, Inc.	*†	1,261	18,625
Lexar Media, Inc.	*†	3,142	20,109
Macrovision Corporation	*	2,053	39,212
Mattel, Inc.		16,641	277,572
Multimedia Games, Inc.	*†	1,202	11,671
Nashua Corporation	*	1,541	9,554
National Lampoon, Inc.	*	3,300	9,405
Nautilus Group, Inc.		1,359	29,993
New Frontier Media, Inc.	*	3,808	22,924
News Corporation, Inc. Class A		102,967	1,605,256
Penn National Gaming, Inc.	*	2,586	80,450
Pinnacle Entertainment, Inc.	*	1,629	29,860
RC2 Corporation	*	1,650	55,704
Regal Entertainment Group Class A	†	2,743	54,970
Six Flags, Inc.	*†	3,814	27,423
Sonic Solutions, Inc.	*†	889	19,114
Speedway Motorsports, Inc.		149	5,413
Steinway Musical Instruments, Inc.	*	683	17,997
Time Warner, Inc.		186,333	3,374,491
Walt Disney Company		86,473	2,086,593
Westwood One, Inc.		4,247	84,473
WMS Industries, Inc.	*†	1,269	35,697
World Wrestling Entertainment, Inc.		1,030	13,390
Xerox Corporation	*	41,462	565,956
			10,135,525
Financial Services—3.7%
Accredited Home Lenders Holding Company	*	729	25,632
Aether Holdings, Inc.	*	1,368	4,679
Affiliated Managers Group	*†	1,354	98,057
AG Edwards, Inc.		3,542	155,175
Alliance Capital Management Holdings, Inc.		1,100	52,635
American Home Mortgage Investment Corporation REIT		1,107	33,542
Ameritrade Holding Corporation	*†	12,454	267,512
AmNet Mortgage, Inc.	*	529	5,351
Ampal American Israel Corporation Class A	*	1,391	5,383
Anworth Mortgage Asset Corporation REIT		834	6,897

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
	Bear Stearns Companies, Inc. (The)	4,068	$446,463
Berkshire Hathaway, Inc. Class A	*	43	3,526,000
	BlackRock, Inc.	906	80,290
	Capital Trust Class A	523	16,820
CapitalSource, Inc.	*†	4,712	102,722
Catskill Litigation Trust	*‡d	582	—
	Certegy, Inc.	3,068	122,781
	Charles Schwab Corporation (The)	48,390	698,268
	CharterMac	1,905	39,053
	Cherokee, Inc.	994	34,770
	Chicago Mercantile Exchange	1,115	376,090
	Countrywide Financial Corporation	24,520	808,670
Diamond Hill Investment Group, Inc.	*	1,310	33,863
Doral Financial Corporation (Puerto Rico)	†	4,427	57,861
E*Trade Financial Corporation	*	14,978	263,613
	Eaton Vance Corporation	5,282	131,099
E-Loan, Inc.	*	2,150	9,009
ePresense, Inc.	†d	1,173	—
	Equity Lifestyle Properties, Inc. REIT	1,140	51,300
	Federal Home Loan Mortgage Corporation	29,170	1,646,938
	Federal National Mortgage Association	40,921	1,834,079
	Federated Investors, Inc. Class B	4,508	149,801
	Fieldstone Investment Corporation REIT	1,900	22,154
First Marblehead Corporation (The)	†	1,843	46,812
	Franklin Resources, Inc.	6,114	513,331
Friedman Billings Ramsey Group, Inc. Class A	†	6,080	61,955
	Gables Residential Trust REIT	1,322	57,705
	GAMCO Investors, Inc. Class A	558	25,584
	Goldman Sachs Group, Inc.	17,447	2,121,206
	Instinet Group, Inc.	1,291	6,416
Integrated Telecom Express, Inc.	†d	1,103	—
Investment Technology Group, Inc.	*	2,078	61,509
	Janus Capital Group, Inc.	9,990	144,356
	Jefferies Group, Inc.	2,339	101,863
	Kent Financial Services, Inc.	2,200	5,071
	Kilroy Realty Corporation REIT	1,316	73,735
Knight Capital Group, Inc. Class A	*	4,630	38,475
LaBranche & Company, Inc.	*	2,588	22,490
Ladenburg Thalmann Financial Services, Inc.	*	495	302
	Legg Mason, Inc.	4,150	455,214
Lehman Brothers Holdings, Inc.	†	11,768	1,370,737
	Macerich Company (The) REIT	2,360	153,258
Meristar Hospitality Corporation REIT	*	3,449	31,489
	Merrill Lynch & Company, Inc.	36,126	2,216,330
	MFA Mortgage Investments, Inc. REIT	4,149	25,433
	Morgan Stanley	42,343	2,283,981
	New Century Financial Corporation REIT	1,311	47,550
Nuveen Investments, Inc. Class A	†	2,324	91,542
	Pennsylvania REIT	1,510	63,692
	PS Business Parks, Inc. REIT	1,323	60,593
	Raymond James Financial, Inc.	3,541	113,737
	Reckson Associates Realty Corporation REIT	2,412	83,335
	Saxon REIT, Inc. REIT	1,295	15,346
	SEI Investments Company	2,959	111,199
Siebert Financial Corporation	*	1,469	4,480
Starbiz Corporation	†d	8	—
SumTotal Systems, Inc.	*	317	1,544
Sutter Holding Company, Inc.	*	850	1,279
	SWS Group, Inc.	882	14,465
	T. Rowe Price Group, Inc.	5,166	337,340
Trustreet Properties, Inc. REIT	†	2,089	32,693
	Value Line, Inc.	573	22,427
	Waddell & Reed Financial, Inc. Class A	3,971	76,879
	Westwood Holdings Group, Inc.	1,027	18,897
			22,020,757
Food Retailers—0.4%
7-Eleven, Inc.	*	1,300	46,293
Albertson’s, Inc.	†	14,224	364,846
	Arden Group, Inc. Class A	260	19,568
Fresh Brands, Inc.	*	1,871	13,471
Kroger Company	*	29,621	609,896
Panera Bread Company Class A	*†	1,250	63,975
Pantry, Inc. (The)	*	1,200	44,844
Pathmark Stores, Inc.	*	950	10,707
	Ruddick Corporation	1,967	45,339
Starbucks Corporation	*	17,330	868,233
	Weis Markets, Inc.	382	15,284
	Whole Foods Market, Inc.	2,518	338,545
Wild Oats Markets, Inc.	*†	1,309	16,834
			2,457,835
Forest Products & Paper—0.8%
	American Woodmark Corporation	800	26,880
	Bemis Company	4,410	108,927
	Bowater, Inc.	2,289	64,710
Buckeye Technologies, Inc.	*	1,251	10,158
	Building Material Holding Corporation	900	83,871
Caraustar Industries, Inc.	*	1,610	17,678
	Chesapeake Corporation	814	14,969
	Deltic Timber Corporation	724	33,340
Fibermark, Inc.	*	843	16
	Georgia-Pacific Corporation	10,547	359,231
	Glatfelter	1,740	24,517
	Greif, Inc. Class A	426	25,603
International Paper Company	†	21,137	629,883
	Kimberly Clark Corporation	20,534	1,222,389
	Longview Fibre Company	2,324	45,295
	Martin Marietta Materials, Inc.	1,737	136,285
	MeadWestvaco Corporation	9,124	252,005
	Neenah Paper, Inc.	652	19,104
Packaging Corporation of America	†	4,339	84,220
Pactiv Corporation	*	6,523	114,283
Playtex Products, Inc.	*†	2,449	26,939
	Pope & Talbot, Inc.	894	9,128
	Potlatch Corporation	1,352	70,466
	Rock-Tenn Company Class A	1,450	21,895
	Schweitzer-Mauduit International, Inc.	724	16,160
Smurfit-Stone Container Corporation	*	10,013	103,735
	Sonoco Products Company	3,353	91,570
	Temple-Inland, Inc.	4,506	184,070
United Stationers, Inc.	*	1,278	61,165
US Home Systems, Inc.	*	1,291	7,359

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Wausau Paper Corporation		1,903	$23,807
Weyerhaeuser Company		10,421	716,444
			4,606,102
Health Care Providers—1.5%
Alliance Imaging, Inc.	*	1,429	12,218
American Healthways, Inc.	*†	1,362	57,749
Amsurg Corporation	*†	1,423	38,933
Apria Healthcare Group, Inc.	*	2,101	67,043
Beverly Enterprises, Inc.	*	4,439	54,378
Caremark Rx, Inc.	*	19,354	966,345
Community Health Systems, Inc.	*	4,282	166,184
Covance, Inc.	*	2,839	136,244
Coventry Health Care, Inc.	*	4,379	376,682
Cross Country Healthcare, Inc.	*	1,339	24,852
CryoLife, Inc.	*†	937	6,512
DaVita, Inc.	*	4,290	197,640
Edwards Lifesciences Corporation	*†	2,575	114,356
Enzo Biochem, Inc.	*	1,353	20,782
Enzon Pharmaceuticals, Inc.	*	1,765	11,702
Express Scripts, Inc.	*†	5,318	330,780
Genesis HealthCare Corporation	*	975	39,312
HCA, Inc.		17,362	831,987
Health Management Associates, Inc. Class A	†	9,953	233,597
Hooper Holmes, Inc.		1,959	7,699
Immunomedics, Inc.	*†	2,141	4,325
Interleukin Genetics, Inc.	*	2,825	10,594
Kindred Healthcare, Inc.	*	1,800	53,640
Laboratory Corporation of America Holdings	*	5,915	288,120
LCA-Vision, Inc.		616	22,866
LifePoint Hospitals, Inc.	*	2,149	93,976
Lincare Holdings, Inc.	*	4,169	171,137
Manor Care, Inc.		3,698	142,040
Matria Healthcare, Inc.	*	870	32,843
National Healthcare Corporation		431	15,085
Nektar Therapeutics	*†	2,368	40,138
NovaMed, Inc.	*	1,250	8,551
OCA, Inc.	*†	2,133	3,200
Odyssey HealthCare, Inc.	*	1,593	27,033
Pacificare Health Systems	*	3,451	275,321
Pediatrix Medical Group, Inc.	*	1,091	83,811
Psychemedics Corporation		302	4,107
Psychiatric Solutions, Inc.	*	1,331	72,180
RehabCare Group, Inc.	*	739	15,164
Renal Care Group, Inc.	*	2,698	127,669
Sagemark Companies Ltd.	*	1,088	1,686
Sierra Health Services, Inc.	*	1,237	85,192
Specialty Laboratories, Inc.	*	1,183	15,651
Sunrise Senior Living, Inc.	*†	975	65,072
Symbion, Inc.	*†	1,415	36,606
Tenet Healthcare Corporation	*	19,289	216,615
Triad Hospitals, Inc.	*	3,297	149,255
U.S. Physical Therapy, Inc.	*	1,300	23,608
United Surgical Partners International, Inc.	*	1,912	74,778
UnitedHealth Group, Inc.		52,934	2,974,891
Universal Health Services, Inc. Class B	†	2,373	113,026
VCA Antech, Inc.	*†	3,442	87,840
VistaCare, Inc. Class A	*	1,341	19,404
			9,050,419
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	27,024
Centex Corporation		4,760	307,401
Granite Construction, Inc.		1,889	72,235
Hovnanian Enterprises, Inc.	*	1,478	75,674
Lennar Corporation Class A	†	5,675	339,138
Levitt Corporation Class A		763	17,503
M/I Schottenstein Homes, Inc.		610	33,099
McDermott International, Inc.	*	2,759	101,007
McGrath Rentcorp		916	25,950
WCI Communities, Inc.	*†	1,921	54,499
William Lyon Homes, Inc.	*	132	20,486
			1,074,016
Heavy Machinery—2.3%
Ablest, Inc.	*	850	7,846
Actuant Corporation Class A		1,011	47,315
Agco Corporation	*	3,068	55,838
American Standard Companies, Inc.		8,463	393,953
Ampco-Pittsburgh Corporation		613	9,502
Applied Industrial Technologies, Inc.		1,371	49,191
Applied Materials, Inc.		70,512	1,195,884
Astec Industries, Inc.	*	821	23,308
Asyst Technologies, Inc.	*	1,782	8,304
Aviall, Inc.	*	1,365	46,110
Axcelis Technologies, Inc.	*	4,095	21,376
Baker Hughes, Inc.		14,494	865,002
Black & Decker Corporation	†	3,225	264,740
Briggs & Stratton Corporation		1,822	63,023
Brooks Automation, Inc.	*†	1,834	24,447
Caterpillar, Inc.		28,818	1,693,058
Cooper Cameron Corporation	*	1,733	128,121
Cummins, Inc.		1,755	154,422
Deere & Company		10,859	664,571
Donaldson Company, Inc.	†	3,810	116,319
Dover Corporation		7,805	318,366
Dril-Quip, Inc.	*	988	47,424
Dycom Industries, Inc.	*	2,076	41,977
Eaton Corporation		6,607	419,875
Electroglas, Inc.	*	1,990	6,726
Engineered Support Systems, Inc.		1,458	59,836
EnPro Industries, Inc.	*	981	33,050
Entegris, Inc.	*	5,738	64,839
Fedders Corporation		1,828	3,912
Flowserve Corporation	*	2,375	86,331
FMC Technologies, Inc.	*	2,695	113,486
Gardner Denver, Inc.	*	918	40,943
Graco, Inc.		2,883	98,829
Grant Prideco, Inc.	*	4,753	193,209
Hurco Companies, Inc.	*†	300	4,905
Hydril	*	1,094	75,092
Idex Corporation		2,203	93,738
Ingersoll-Rand Company Class A		15,196	580,943
Insituform Technologies, Inc. Class A	*	1,223	21,146
Joy Global, Inc.		3,066	154,710
Kadant, Inc.	*	721	14,463
Kaydon Corporation		1,422	40,399
Kennametal, Inc.		1,598	78,366
Knight Transportation, Inc.		2,586	62,995
Kulicke and Soffa Industries, Inc.	*	2,008	14,558
Lam Research Corporation	*†	5,335	162,557
Lennox International, Inc.		2,437	66,798
Lindsay Manufacturing Company		808	17,784
Manitowoc Company		1,261	63,365
Matrix Service Company	*†	468	3,767
Modine Manufacturing Company		1,208	44,309

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
NACCO Industries, Inc. Class A	309	$35,365
National-Oilwell Varco, Inc. *	7,090	466,522
Nordson Corporation	1,522	57,882
Oil States International, Inc. *†	2,026	73,564
Oilgear Company (The) *	1,300	21,203
Pall Corporation	5,186	142,615
Paragon Technologies, Inc. *	1,800	19,584
Parker Hannifin Corporation	5,221	335,763
Pentair, Inc.	3,618	132,057
Robbins & Myers, Inc.	868	19,513
Rockwell Automation, Inc.	7,135	377,442
Sauer-Danfoss, Inc.	1,531	30,620
Semitool, Inc. *	1,060	8,427
SPX Corporation	3,125	143,594
Standex International Corporation	724	19,063
Stanley Works (The)	3,365	157,078
Stewart & Stevenson Services	1,366	32,579
Tecumseh Products Company Class A	712	15,322
Tennant Company	640	26,227
Terex Corporation *	2,062	101,925
Timken Company	3,702	109,690
Toro Company	2,550	93,738
TurboChef Technologies, Inc. *†	993	15,481
Ultratech, Inc. *	971	15,138
United Technologies Corporation	39,854	2,066,031
UNOVA, Inc. *	2,374	83,043
Varian Medical Systems, Inc. *†	5,512	217,779
W.W. Grainger, Inc.	3,286	206,755
Watsco, Inc.	553	29,370
Willis Lease Finance Corporation *	1,234	12,328
WJ Communications, Inc. *	1,509	1,856
Woodward Governor Company	408	34,700
York International Corporation	1,671	93,693
		14,056,975
Home Construction, Furnishings & Appliances—0.9%
American Technology Corporation *†	3,686	18,799
Applica, Inc. *	1,507	2,517
Bassett Furniture Industries, Inc.	1,139	21,208
BE Aerospace, Inc. *	2,393	39,652
Beazer Homes USA, Inc. †	1,494	87,653
Brookfield Homes Corporation	1,218	67,636
Dominion Homes, Inc. *	650	10,355
DR Horton, Inc.	11,522	417,327
DTS, Inc. *	755	12,714
Ethan Allen Interiors, Inc. †	1,551	48,624
Fossil, Inc. *†	3,154	57,371
Furniture Brands International, Inc. †	2,341	42,208
Gemstar-TV Guide International, Inc. *	16,221	48,014
Harman International Industries, Inc.	2,728	278,993
Helen of Troy Ltd. *†	1,333	27,513
Herman Miller, Inc.	3,155	95,597
Hillenbrand Industries, Inc.	2,596	122,142
HNI Corporation †	2,512	151,273
Johnson Controls, Inc.	8,295	514,705
KB Home †	3,248	237,754
Kimball International, Inc. Class B	1,500	18,135
Kinetic Concepts, Inc. *†	2,200	124,960
Layne Christensen Company *	510	12,011
La-Z-Boy, Inc. †	2,404	31,709
Leggett & Platt, Inc.	8,763	177,013
Masco Corporation †	18,520	568,194
Maytag Corporation	3,261	59,546
MDC Holdings, Inc.	1,691	133,403
Meritage Corporation *	1,300	99,658
Movado Group, Inc.	1,678	31,412
National Presto Industries, Inc.	535	22,903
NVR, Inc. *†	262	231,857
Palm Harbor Homes, Inc. *†	1,181	22,947
Parkervision, Inc. *†	1,052	6,617
Pulte Homes, Inc.	8,898	381,902
Rowe Furniture Corporation *	970	3,395
Ryland Group, Inc.	1,852	126,714
Salton, Inc. *†	701	2,306
Select Comfort Corporation *†	1,403	28,032
Skyline Corporation	720	29,261
Standard-Pacific Corporation	2,568	106,598
Steelcase, Inc. Class A	1,992	28,804
Technical Olympic USA, Inc.	1,793	46,905
Tempur-Pedic International, Inc. *	1,346	15,937
Toll Brothers, Inc. *†	4,132	184,576
Virco Manufacturing Corporation *	799	6,072
Walter Industries, Inc. †	2,140	104,689
Whirlpool Corporation	2,590	196,244
		5,103,855
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	21,375
Charles & Colvard Ltd.	1,475	36,816
Ferro Corporation	1,818	33,306
Fortune Brands, Inc.	6,052	492,209
Gentex Corporation †	6,594	114,736
Illinois Tool Works, Inc.	10,585	871,463
Kronos Worldwide, Inc.	1,131	35,898
Lazare Kaplan International *	1,139	11,231
Libbey, Inc.	749	11,385
Newell Rubbermaid, Inc.	11,388	257,938
Owens-IIlinois, Inc. *	6,064	125,040
Rohm & Haas Company	6,241	256,692
RPM, Inc.	4,832	88,909
Snap-On, Inc.	2,419	87,374
Valspar Corporation	3,724	83,269
		2,527,641
Industrial—Diversified—0.5%
Blyth, Inc.	1,839	40,991
Daktronics, Inc.	1,800	43,164
Identix, Inc. *	3,461	16,267
Roper Industries, Inc.	2,980	117,084
Russ Berrie & Company, Inc.	1,156	16,323
Shuffle Master, Inc. *†	1,527	40,359
Tyco International Ltd. †	84,600	2,356,110
Yankee Candle Company, Inc.	2,152	52,724
Zomax, Inc. MN *	1,549	4,972
		2,687,994
Industrial Automat/Robot—0.0%
PPT Vision, Inc. *	200	248
Insurance—5.1%
21st Century Insurance Group	3,010	48,010
ACE Ltd. (Bermuda)	10,100	475,407
Aflac, Inc.	20,981	950,439
Aetna, Inc.	12,562	1,082,091
Alfa Corporation	1,928	32,159
Alleghany Corporation *	343	104,958
Allmerica Financial Corporation *	2,346	96,514
Allstate Corporation (The)	28,795	1,592,076

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
AMBAC Financial Group, Inc.	4,735	$341,204
American Financial Group, Inc.	1,617	54,865
American Independence Corporation *	430	5,311
American International Group, Inc.	95,720	5,930,811
American National Insurance	945	112,568
American Physicians Capital, Inc. *	860	42,252
Amerigroup Corporation *	1,950	37,284
AmerUs Group Company	1,580	90,645
AON Corporation	12,212	391,761
Arch Capital Group Ltd. (Bermuda) *	1,428	70,815
Argonaut Group, Inc. *	1,387	37,463
Arthur J. Gallagher & Company †	3,230	93,056
Assurant, Inc.	5,717	217,589
Axis Capital Holdings, Ltd. (Bermuda)	1,900	54,169
Baldwin & Lyons, Inc. Class B	945	23,653
Bristol West Holdings, Inc.	1,365	24,911
Brown & Brown, Inc.	2,518	125,119
Centene Corporation *	1,972	49,359
Chubb Corporation	7,793	697,863
Cigna Corporation	5,831	687,242
Cincinnati Financial Corporation	6,788	284,349
Clark, Inc.	1,174	19,758
CNA Financial Corporation *	1,422	42,475
CNA Surety Corporation *	1,486	21,131
Commerce Group, Inc.	1,543	89,525
Conseco, Inc. *	6,600	139,326
Covanta Holding Corporation *	2,954	39,672
Crawford & Company Class B	1,891	14,807
Delphi Financial Group, Inc. Class A	1,297	60,700
Donegal Group, Inc. Class B	569	10,265
EMC Insurance Group, Inc.	341	6,155
Erie Indemnity Company Class A	2,023	106,713
Everest Re Group Ltd. (Bermuda)	1,400	137,060
FBL Financial Group, Inc. Class A	1,275	38,186
Fidelity National Financial, Inc.	6,737	299,931
First American Corporation	3,159	144,272
Gainsco, Inc. *	514	920
Genworth Financial, Inc. Class A	9,800	315,952
Great American Financial Resources, Inc.	1,717	34,340
Harleysville Group, Inc.	1,351	32,424
Hartford Financial Services Group, Inc.	12,739	983,069
HCC Insurance Holdings, Inc. †	3,999	114,092
Health Net, Inc. *	4,879	230,874
HealthExtras, Inc. *	1,864	39,852
Hilb Rogal & Hobbs Company	1,604	59,861
Horace Mann Educators Corporation	2,000	39,560
Humana, Inc. *	6,683	319,982
Independence Holding Company	961	17,490
Infinity Property & Casualty Corporation	810	28,423
Jefferson Pilot Corporation	5,454	279,081
Kansas City Life Insurance Company	902	46,155
LabOne, Inc. *	602	26,187
Landamerica Financial Group, Inc. †	845	54,629
Leucadia National Corporation †	4,059	174,943
Lincoln National Corporation	7,387	384,272
Loews Corporation	5,496	507,885
MBIA, Inc. †	5,981	362,568
MGIC Investment Corporation †	4,084	262,193
Markel Corporation *†	412	136,166
Marsh & McLennan Companies, Inc.	21,504	653,507
Mercury General Corporation	1,109	66,529
Metlife, Inc.	17,345	864,301
National Financial Partners Corporation	1,495	67,484
Nationwide Financial Services Class A	2,414	96,681
Navigators Group, Inc. *	938	35,006
Odyssey Re Holdings Corporation †	505	12,898
Ohio Casualty Corporation	2,335	63,325
Old Republic International Corporation	7,353	196,105
PMI Group, Inc. (The)	3,929	156,649
PartnerRe Ltd. (Bermuda)	800	51,240
Philadelphia Consolidated Holding Corporation *	854	72,505
Phoenix Companies, Inc. (The) †	4,217	51,447
PMA Capital Corporation Class A *	1,826	16,032
Presidential Life Corporation	1,144	20,592
Principal Financial Group	12,801	606,383
ProAssurance Corporation *	1,647	76,865
Progressive Corporation (The)	7,663	802,853
Protective Life Corporation	3,130	128,893
Prudential Financial, Inc.	21,930	1,481,591
Radian Group, Inc.	3,844	204,116
Reinsurance Group of America, Inc.	1,440	64,368
RLI Corporation	1,164	53,847
Safeco Corporation	5,751	306,988
Selective Insurance Group	1,061	51,883
St. Paul Travelers Companies	27,939	1,253,623
Stancorp Financial Group, Inc.	1,230	103,566
State Auto Financial Corporation	488	15,440
Stewart Information Services Corporation	1,239	63,437
Torchmark Corporation	4,697	248,143
Transatlantic Holdings, Inc.	1,167	66,519
Triad Guaranty, Inc. *†	692	27,140
UICI	2,484	89,424
United American Healthcare Corporation *	4,251	13,178
United Fire & Casualty Company	1,250	56,388
Unitrin, Inc.	1,906	90,459
Universal American Financial Corporation *	1,812	41,205
UnumProvident Corporation †	13,588	278,554
USI Holdings Corporation *†	1,550	20,135
WellChoice, Inc. *	1,356	102,920
WellPoint, Inc. *	25,886	1,962,677
Wesco Financial Corporation	187	63,973
White Mountains Insurance Group Ltd.	300	181,200
WR Berkley Corporation	5,040	198,979
XL Capital Ltd. Class A (Bermuda)	4,600	312,938
Zenith National Insurance Corporation †	999	62,627
		30,829,450
Lodging—0.4%
Ameristar Casinos, Inc.	300	6,252
Aztar Corporation *	1,549	47,725
Boyd Gaming Corporation	2,619	112,931
Choice Hotels International, Inc.	808	52,229
Empire Resorts, Inc. *†	582	2,625

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hilton Hotels Corporation		14,441	$322,323
International Leisure Hosts Ltd.	*	1,200	7,056
Isle of Capri Casinos, Inc.	*	1,250	26,725
La Quinta Corporation	*	7,161	62,229
Las Vegas Sands Corporation	*†	5,400	177,714
MGM Mirage, Inc.	*	5,184	226,904
Marcus Corporation		1,505	30,160
Marriott International, Inc. Class A		7,996	503,748
Starwood Hotels & Resorts Worldwide, Inc.		8,391	479,713
Station Casinos, Inc.		2,465	163,577
Vail Resorts, Inc.	*	1,491	42,866
Wynn Resorts Ltd.	*†	2,554	115,313
			2,380,090
Media—Broadcasting & Publishing—2.2%
4Kids Entertainment, Inc.	*†	605	10,521
Acme Communications, Inc.	*	1,200	4,668
American Greetings Corporation Class A		2,760	75,624
Banta Corporation		1,074	54,656
Beasley Broadcasting Group, Inc. Class A	*	1,150	16,158
Belo Corporation Class A		4,721	107,922
Cablevision Systems Corporation Class A	*	9,044	277,379
Charter Communications, Inc. Class A	*†	11,237	16,856
Citadel Broadcasting Corporation	*	1,025	14,073
Clear Channel Communications, Inc.		21,643	711,838
Comcast Corporation Class A	*	94,104	2,764,776
COX Radio, Inc. Class A	*	1,752	26,630
Crown Media Holdings, Inc.	*	5,899	64,594
Cumulus Media, Inc. Class A	*	2,174	27,153
Dex Media, Inc.		4,400	122,276
DIRECTV Group, Inc. (The)	*†	39,747	595,410
Dow Jones & Company, Inc.	†	1,884	71,950
EchoStar Communications Corporation Class A		9,386	277,544
Emmis Communications Corporation Class A	*	1,175	25,956
Entercom Communications Corporation	*	2,183	68,961
Entravision Communications Corporation Class A	*	2,852	22,445
EW Scripps Company Class A		3,612	180,492
Gannett Company, Inc.		10,348	712,253
Granite Broadcasting Corporation	*	5,454	2,127
Gray Television, Inc.		1,838	19,464
Harte-Hanks, Inc.		3,119	82,435
Hearst-Argyle Television, Inc.		2,184	56,107
Hollinger International, Inc.		3,613	35,407
IAC/InterActiveCorp	*	12,018	304,656
Insight Communications Company, Inc.	*	1,885	21,923
John Wiley & Sons Class A		2,491	103,974
Journal Communications, Inc. Class A		3,900	58,110
Journal Register Company		1,817	29,399
Knight-Ridder, Inc.	†	3,016	176,979
Lee Enterprises, Inc.		1,973	83,813
Liberty Corporation		935	43,842
Liberty Global, Inc.—Class A	*	9,003	243,801
Liberty Global, Inc.—Class C	*†	9,003	231,827
Liberty Media Corporation Class A	*	109,034	877,724
LIN TV Corporation Class A	*	1,419	19,795
Lodgenet Entertainment Corporation	*	1,250	18,413
McClatchy Company Class A		901	58,772
McGraw-Hill Companies, Inc. (The)		15,900	763,836
Media General, Inc. Class A		952	55,226
Mediacom Communications Corporation	*	3,433	25,336
Meredith Corporation		2,083	103,921
New York Times Company Class A	†	5,682	169,040
Pac-West Telecomm, Inc.	*	5,562	4,394
Paxson Communications Corporation	*	2,670	1,202
Playboy Enterprises, Inc. Class B	*†	1,251	17,639
Price Communications Corporation	*	2,062	33,920
Primedia, Inc.	*	8,853	36,209
Radio One, Inc. Class A	*	4,327	56,922
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	62,554
Regent Communications, Inc.	*	1,600	8,416
RH Donnelley Corporation	*	1,409	89,133
Salem Communications Corporation Class A	*	850	15,674
Scholastic Corporation	*	1,845	68,191
Sinclair Broadcast Group, Inc. Class A		2,049	18,175
Spanish Broadcasting System, Inc. Class A	*	1,300	9,334
Speedus Corporation	*	4,207	5,470
Tivo, Inc.	*†	2,696	14,801
Tribune Company		9,158	310,365
Univision Communications, Inc. Class A	*†	10,782	286,046
Viacom, Inc. Class B		61,288	2,023,117
Washington Post Class B		258	207,045
Worldgate Communications	*†	3,160	7,963
Young Broadcasting, Inc. Class A	*	831	2,900
			13,115,532
Medical Equipment & Supplies—0.3%
Abaxis, Inc.	*	749	9,774
Abiomed, Inc.	*	886	8,922
ADE Corporation	*	967	21,738
Advanced Medical Optics, Inc.	*	2,304	87,437
Aetrium, Inc.	*	614	1,910
Aksys Ltd.	*†	997	2,104
Aradigm Corporation	*	1,124	1,203
Arrow International, Inc.		1,305	36,801
August Technology Corporation	*	688	7,341
Avigen, Inc.	*	1,009	2,805
Axsys Technologies, Inc.	*	883	17,316
BEI Technologies, Inc.		500	17,495
Bioject Medical Technologies, Inc.	*	4,490	7,633
Biolase Technology, Inc.		765	5,454
BioVeris Corporation	*	1,071	6,233
Britesmile, Inc.	*†	1,080	1,037
Bruker BioSciences Corporation	*	1,667	7,301
Cardiodynamics International Corporation	*	1,872	2,527
CardioGenesis Corporation	*	1,202	601
Cerus Corporation	*	1,010	8,949
Coherent, Inc.	*	1,348	39,469
Cohu, Inc.		859	20,315
Cooper Companies, Inc.	†	1,627	124,644

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Curon Medical, Inc.	*	4,728	$1,891
Dade Behring Holdings, Inc.		3,120	114,379
Electro-Sensors, Inc.		2,581	10,711
Excel Technology, Inc.	*	562	14,438
Faro Technologies, Inc.	*†	453	8,829
Formfactor, Inc.	*	1,417	32,336
Frequency Electronics, Inc.		821	8,949
HealthTronics Surgical Services, Inc.	*	2,529	25,189
Hologic, Inc.	*	1,346	77,732
II-VI, Inc.	*	682	12,099
Illumina, Inc.	*	1,280	16,397
Integra LifeSciences Holdings Corporation	*	1,190	45,529
Intermagnetics General Corporation	*	997	27,856
Intest Corporation	*	950	3,810
Intuitive Surgical, Inc.	*	1,610	117,997
Ixia	*	2,330	34,274
Meade Instruments Corporation	*	1,640	4,362
Mechanical Technology, Inc.	*	957	3,694
Medwave, Inc.	*	2,500	8,050
Mesa Laboratories, Inc.		1,200	15,300
Micro Therapeutics, Inc.	*	1,650	9,224
Molecular Devices Corporation	*	909	18,989
MTS Systems Corporation		1,342	50,687
Nanogen, Inc.	*†	950	3,050
OI Corporation	*	1,600	17,040
Orbit International Corporation	*	2,812	27,754
Orthologic Corporation	*	1,516	5,806
OYO Geospace Corporation	*	550	10,896
Palomar Medical Technologies, Inc.	*	1,116	29,273
Q-Med, Inc.	*	1,634	20,523
Resmed, Inc.	*	1,517	120,829
Somanetics Corporation	*	1,352	33,800
Spectranetics Corporation	*	1,045	9,833
Staar Surgical Company	*	848	4,672
Sybron Dental Specialties, Inc.	*	1,583	65,821
Synovis Life Technologies, Inc.	*	346	3,720
Theragenics Corporation	*	1,492	4,401
Thermogenesis	*	4,316	22,875
TriPath Imaging, Inc.	*	1,739	12,277
Valentis, Inc.	*†	2,990	7,146
Ventana Medical Systems, Inc.	*	1,416	53,907
Viasys Healthcare, Inc.	*	1,380	34,486
Vivus, Inc.	*	1,400	5,026
White Electronic Designs Corporation	*	514	2,621
X-Rite, Inc.		1,890	23,436
Young Innovations, Inc.		677	25,631
Zevex International, Inc.	*	600	2,977
Zygo Corporation	*	967	14,814
			1,664,345
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	5,897
Medical Supplies—3.5%
Advanced Neuromodulation Systems, Inc.	*	747	35,453
Align Technology, Inc.	*†	2,449	16,457
Allergan, Inc.		5,812	532,495
American Medical Systems Holdings, Inc.	*	3,000	60,450
Analogic Corporation		593	29,893
Applera Corporation—Applied Biosystems Group		8,630	200,561
ArthoCare Corporation	*	851	34,227
Bausch & Lomb, Inc.		2,176	175,560
Baxter International, Inc.		26,724	1,065,486
Beckman Coulter, Inc.		2,512	135,598
Becton, Dickinson & Company		10,137	531,483
Biomet, Inc.		10,108	350,849
Bio-Rad Laboratories, Inc. Class A	*	88	4,839
Biosite, Inc.	*†	725	44,849
Boston Scientific Corporation	*	26,293	614,467
C.R. Bard, Inc.		3,904	257,781
Clarient, Inc.	*	3,308	5,359
Conmed Corporation	*	1,362	37,973
Credence Systems Corporation	*	2,727	21,761
Cyberonics, Inc.	*†	956	28,527
Datascope Corporation		556	17,247
Dentsply International, Inc.		2,834	153,093
Diametrics Medical, Inc.	*	1,731	23
Dionex Corporation	*	1,031	55,932
DJ Orthopedics, Inc.	*	729	21,097
FEI Company	*	1,368	26,334
Fisher Scientific International	*	4,467	277,177
Guidant Corporation		13,705	944,137
Haemonetics Corporation	*	1,157	54,992
Hanger Orthopedic Group, Inc.	*	1,083	8,339
ICU Medical, Inc.	*†	605	17,400
Inamed Corporation	*	1,419	107,390
Input/Output, Inc.	*†	2,427	19,367
Invacare Corporation		1,333	55,546
Itron, Inc.	*	955	43,605
Johnson & Johnson		124,266	7,863,552
Kla-Tencor Corporation		7,679	374,428
Kensey Nash Corporation	*†	866	26,552
Kopin Corporation	*	2,431	16,895
Kyphon, Inc.	*†	1,594	70,040
Laserscope	*	1,300	36,634
LTX Corporation	*	2,405	10,149
MKS Instruments, Inc.	*	2,455	42,300
Medtronic, Inc.		51,097	2,739,821
Mentor Corporation		1,961	107,875
Merit Medical Systems, Inc.	*	2,519	44,687
Millipore Corporation	*	2,026	127,415
Mine Safety Appliances Company		1,444	55,883
Newport Corporation	*	1,614	22,483
Novoste Corporation	*	847	525
Oakley, Inc.		2,900	50,286
Osteotech, Inc.	*	1,498	8,584
PerkinElmer, Inc.		5,266	107,268
Photon Dynamics, Inc.	*	659	12,620
PolyMedica Corporation		960	33,542
Quest Diagnostics, Inc.		6,828	345,087
Respironics, Inc.	*	3,060	129,071
St. Jude Medical, Inc.	*	15,318	716,882
Steris Corporation		2,777	66,065
Stryker Corporation		12,056	595,928
Techne Corporation	*†	1,736	98,917
Tektronix, Inc.		3,804	95,975
Therma-Wave, Inc.	*	757	1,355
Thermo Electron Corporation	*	6,758	208,822
Thoratec Corporation	*†	2,306	40,955
Urologix, Inc.	*	1,050	4,452
Varian, Inc.	*	1,502	51,549
Veeco Instruments, Inc.	*	1,294	20,756
Vital Signs, Inc.		634	29,221
Waters Corporation	*	5,040	209,664
Wright Medical Group, Inc.	*	1,309	32,306

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Zimmer Holdings, Inc.	*	10,634	$732,576
Zoll Medical Corporation	*	425	11,156
			21,128,023
Metals—1.1%
AK Steel Holding Corporation	*†	5,009	42,927
Alcoa, Inc.		37,808	923,271
Aleris International, Inc.	*	2,856	78,397
Allegheny Technologies, Inc.		3,350	103,783
Alpine Group, Inc.	*	698	2,031
Ameron International Corporation		542	25,149
Aptargroup, Inc.		1,565	77,953
Brush Engineered Materials, Inc.	*	1,122	17,817
Carpenter Technology Corporation		1,141	66,874
Century Aluminum Company	*	865	19,445
Chaparral Steel Company	*	1,116	28,146
Circor International, Inc.		711	19,517
Cleveland-Cliffs, Inc.		1,018	88,678
Commercial Metals Company		3,540	119,440
Commscope, Inc.	*	2,612	45,292
Couer D’alene Mines Corporation	*	8,276	35,007
Crane Company		2,467	73,369
Curtiss-Wright Corporation		1,056	65,166
Danaher Corporation		11,144	599,882
Engelhard Corporation		5,205	145,272
General Cable Corporation	*	1,382	23,218
Gibraltar Industries, Inc.		1,188	27,170
Glamis Gold, Ltd. (Canada)	*	5,700	125,970
Griffon Corporation	*	1,288	31,685
Hecla Mining Company	*	4,124	18,063
Hubbell, Inc. Class B		2,078	97,521
International Aluminum Corporation		1,105	40,996
Jacuzzi Brands, Inc.	*	2,655	21,399
Lone Star Technologies, Inc.	*	1,337	74,324
Massey Energy Company	†	3,053	155,917
Matthews International Corporation Class A		1,052	39,755
Maverick Tube Corporation	*†	1,736	52,080
MAXXAM, Inc.	*	856	28,869
Meridian Gold, Inc. (Canada)	*†	4,300	94,213
Mittal Steel Co. NV—Class A, ADR (Holland * Jas)		1	29
Mueller Industries, Inc.		1,592	44,210
NCI Building Systems, Inc.	*	1,232	50,253
Newmont Mining Corporation	†	17,430	822,173
NS Group, Inc.	*	923	36,228
Nucor Corporation		6,498	383,317
Optical Cable Corporation	*	240	1,337
Phelps Dodge Corporation		3,708	481,780
Precision Castparts Corporation	†	5,136	272,722
Quanex Corporation		1,114	73,769
Reliance Steel & Aluminum Company		1,483	78,495
Royal Gold, Inc.		1,153	30,981
Ryerson Tull, Inc.	†	1,471	31,332
Schnitzer Steel Industries, Inc. Class A		693	22,571
Shaw Group, Inc. (The)	*	2,182	53,808
Shiloh Industries, Inc.	*	1,441	19,295
Simpson Manufacturing Company, Inc.		2,084	81,568
Southern Peru Copper Corporation	†	657	36,766
Steel Dynamics, Inc.	†	2,420	82,183
Stillwater Mining Company	*	3,727	34,102
Sturm, Ruger & Company, Inc.		3,296	30,323
Taser International, Inc.	*†	2,292	14,142
Texas Industries, Inc.		1,116	60,710
Titanium Metals Corporation	*†	460	18,198
Tredegar Corporation		1,606	20,894
United States Steel Corporation		4,607	195,106
Valmont Industries, Inc.		1,162	34,116
Watts Water Technologies, Inc. Class A		1,225	35,341
Worthington Industries, Inc.		3,575	75,182
			6,529,527
Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	2,300	64,170
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B		7,496	364,231
Miscellaneous—0.0%
Alliance One International, Inc.		2,000	7,080
Boyds Collection Ltd.	*	2,700	1,890
Corrections Corporation of America	*	1,900	75,430
Enesco Group, Inc.	*	3,501	5,707
Geo Group, Inc. (The)	*	819	21,704
Handleman Company		1,657	20,928
Terra Industries, Inc.	*	2,513	16,711
Tractor Supply Company	*	1,549	70,712
			220,162
Oil & Gas—9.5%
Adams Resources & Energy, Inc.		1,462	32,018
AGL Resources, Inc.		2,166	80,380
Amerada Hess Corporation		3,730	512,875
Anadarko Petroleum Corporation		9,610	920,158
Apache Corporation		14,149	1,064,288
Apco Argentina, Inc. (Cayman Islands)		622	29,701
Ashland, Inc.		2,848	157,324
Atlas America, Inc.	*	764	37,321
Atmos Energy Corporation		2,732	77,179
ATP Oil & Gas Corporation	*	685	22,495
Atwood Oceanics, Inc.	*	831	69,979
Berry Petroleum Company Class A		1,301	86,764
BJ Services Company	†	13,938	501,629
Blue Dolphin Energy Company	*	3,650	10,731
BP Prudhoe Bay Royalty Trust	†	1,105	87,428
BPZ Energy, Inc.	*†	2,119	10,362
Buckeye Partners, LP	†	1,400	66,710
Burlington Resources, Inc.		16,286	1,324,378
Cabot Oil & Gas Corporation		2,274	114,860
CAL Dive International, Inc.	*	1,668	105,768
Callon Petroleum Company	*	779	16,304
Cascade Natural Gas Corporation		1,289	28,062
Chesapeake Energy Corporation	†	12,243	468,295
Chesapeake Utilities Corporation		949	33,357
Chevron Texaco Corporation		93,576	6,057,174
Cimarex Energy Company	*†	2,681	121,530
Clayton Williams Energy, Inc.	*	550	23,760
ConocoPhillips		53,598	3,747,036
Cross Timbers Royalty Trust		575	31,223
Dawson Geophysical Company	*	1,200	36,300
Delta Natural Gas Company, Inc.		380	10,131
Delta Petroleum Corporation	*†	2,709	56,347
Denbury Resources, Inc.	*	2,233	112,633

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Devon Energy Corporation		19,000	$1,304,160
Diamond Offshore Drilling, Inc.		2,694	165,008
Dynegy, Inc. Class A	*	15,654	73,730
EOG Resources, Inc.		10,352	775,365
EL Paso Corporation		25,233	350,739
Encore Acquisition Company	*	2,062	80,109
Energen Corporation		2,644	114,379
Energy Partners Ltd.	*	1,758	54,885
ENSCO International, Inc.		5,990	279,074
Enterprise Products Partners LP	†	8,400	211,512
Equitable Resources, Inc.		5,624	219,673
Exploration Company of Delaware, Inc. (The)	*	5,411	38,959
Exxon Mobil Corporation		266,983	16,964,100
Forest Oil Corporation	*	2,547	132,699
Frontier Oil Corporation		2,288	101,473
FX Energy, Inc.	*†	3,496	41,847
Giant Industries, Inc.	*	540	31,612
Global Industries Ltd.	*	2,539	37,425
GlobalSantaFe Corporation		9,544	435,397
Grey Wolf, Inc.	*	5,192	43,769
Halliburton Company		21,179	1,451,185
Hanover Compressor Company	*	2,934	40,665
Headwaters, Inc.	*†	2,095	78,353
Helmerich & Payne, Inc.		1,963	118,546
Holly Corporation		1,336	85,477
Houston Exploration Company	*	1,352	90,922
Hugoton Royalty Trust		774	31,308
KCS Energy, Inc.	*†	3,200	88,096
Kerr-McGee Corporation		4,113	399,413
Key Energy Services, Inc.	*	4,865	72,148
Kinder Morgan Management LLC	*	1,711	84,797
Kinder Morgan, Inc.		4,214	405,218
Laclede Group, Inc. (The)		1,025	33,302
Magellan Midstream Partners		2,000	68,540
Marathon Oil Corporation		15,747	1,085,441
Markwest Hydrocarbon, Inc.		1,075	26,875
McMoRan Exploration Company	*†	1,059	20,587
MDU Resources Group, Inc.		5,105	181,993
Mercury Air Group, Inc.		746	2,723
Meridian Resource Corporation	*	2,950	12,302
Murphy Oil Corporation		7,770	387,490
Nabors Industries Ltd.	*	6,084	437,014
National Fuel Gas Company		4,022	137,552
New Jersey Resources Corporation		1,121	51,544
Newfield Exploration Company	*	5,246	257,579
Newpark Resources, Inc.	*	3,484	29,335
Nicor, Inc.		1,828	76,831
Noble Corporation		5,552	380,090
Noble Energy, Inc.		8,186	383,923
Northwest Natural Gas Company		1,183	44,031
Occidental Petroleum Corporation		17,080	1,459,144
Oceaneering International, Inc.	*	1,116	59,606
Oneok, Inc.		3,908	132,950
Parker Drilling Company	*	3,755	34,809
Patterson-UTI Energy, Inc.		6,712	242,169
Penn Virginia Corporation		300	17,313
Peoples Energy Corporation		1,528	60,173
Petrohawk Energy Corporation	*	655	9,439
Petroleum Development Corporation	*	1,250	47,925
Piedmont Natural Gas Company		2,740	68,966
Pioneer Drilling Co.	*	2,700	52,704
Pioneer Natural Resources Company		5,801	318,591
Plains All American Pipeline, LP		2,300	98,049
Plains Exploration & Production Company	*	4,202	179,930
Pogo Producing Company	†	2,307	135,975
Pride International, Inc.	*	5,416	154,410
Prolong International Corporation	*	34,716	3,472
Questar Corporation		3,706	326,573
Quicksilver Resources, Inc.	*†	1,980	94,624
Range Resources Corporation		2,900	111,969
Remington Oil & Gas Corporation	*	1,186	49,219
Resource America, Inc. Class A		1,287	22,819
Rowan Companies, Inc.		3,918	139,050
Schlumberger Ltd.	†	24,893	2,100,471
SEACOR Holdings, Inc.	*	983	71,346
SEMCO Energy, Inc.	*	5,450	35,916
Smith International, Inc.	†	8,020	267,146
South Jersey Industries, Inc.		2,014	58,688
Southern Union Company	*	3,367	86,768
Southwest Gas Corporation		1,252	34,292
Southwestern Energy Company	*	3,036	222,842
Spinnaker Exploration Company	*	1,506	97,423
St. Mary Land & Exploration Company		2,962	108,409
Stone Energy Corporation	*	1,208	73,736
Sunoco, Inc.		5,812	454,498
Superior Energy Services, Inc.	*	2,900	66,961
Swift Energy Company	*	1,142	52,247
Syntroleum Corporation	*†	1,246	18,142
TC Pipelines, LP		1,100	38,500
Teppco Partners LP	†	2,500	101,500
Tesoro Petroleum Corporation		3,423	230,163
Tetra Technologies, Inc.	*	1,176	36,715
Tidewater, Inc.		2,430	118,268
Todco Class A		2,002	83,503
Transmontaigne, Inc.	*	2,979	23,802
Transocean, Inc.	*	13,976	856,869
UGI Corporation		2,720	76,568
Ultra Petroleum Corporation	*†	6,082	345,944
Unit Corporation	*	1,702	94,087
United Heritage Corporation	*	3,180	2,544
Valero Energy Corporation		11,961	1,352,311
Valero, LP		1,500	85,470
Vectren Corporation		3,706	105,065
Veritas DGC, Inc.	*	1,390	50,902
Vintage Petroleum, Inc.		2,737	124,971
Wd-40 Company		949	25,158
Weatherford International Ltd.	*	5,300	363,898
Western Gas Resources, Inc.		2,548	130,534
WGL Holdings, Inc.		2,315	74,381
W-H Energy Services, Inc.	*	1,377	44,642
Whiting Petroleum Corporation	*	1,242	54,449
Williams Companies, Inc.		24,207	606,385
XTO Energy, Inc.		15,020	680,706
			57,349,794
Pharmaceuticals—6.5%
Aastrom Biosciences, Inc.	*	3,289	7,729
Abbott Laboratories		65,072	2,759,053
Abgenix, Inc.	*†	3,629	46,016
Adolor Corporation	*	1,927	20,580
Albany Molecular Research, Inc.	*	1,371	16,699
Alexion Pharmaceuticals, Inc.	*†	1,108	30,669
Alfacell Corporation	*	4,295	8,161
Alkermes, Inc.	*†	3,579	60,127
Allscripts Healthcare Solutions, Inc.	*†	2,300	41,446
Alpharma, Inc. Class A		2,463	61,255

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American Pharmaceutical Partners, Inc.	*†	1,756	$80,179
AmerisourceBergen Corporation	†	4,244	328,061
Amgen, Inc.	*	53,655	4,274,694
Andrx Corporation	*	3,036	46,845
Aphton Corporation	*†	1,416	906
Arena Pharmaceuticals, Inc.	*†	1,439	14,246
ArQule, Inc.	*	864	6,765
Atherogenics, Inc.	*†	1,603	25,696
AVANIR Pharmaceuticals Class A	*	6,000	18,540
Avant Immunotherapeutics, Inc.	*	5,150	6,695
Avax Technologies, Inc.	*	1,450	450
AVI BioPharma, Inc.	*	2,400	6,336
Barr Pharmaceuticals, Inc.	*	4,174	229,236
Bentley Pharmaceuticals, Inc.	*	711	8,496
Biogen Idec, Inc.	*	14,695	580,159
BioMarin Pharmaceuticals, Inc.	*	2,400	20,952
Biopure Corporation Class A	*†	309	343
BioScrip, Inc.	*	1,095	7,118
Boston Life Sciences, Inc.	*	724	1,528
Bradley Pharmaceuticals, Inc.	*†	591	6,454
Bristol-Myers Squibb Company		82,572	1,986,682
Cambrex Corporation		1,258	23,852
Cardinal Health, Inc.		18,766	1,190,515
Cell Genesys, Inc.	*†	1,642	8,998
Cell Therapeutics, Inc.	*†	1,391	3,978
Cellegy Pharmaceuticals, Inc.	*	1,550	2,263
Cephalon, Inc.	*†	2,347	108,948
Charles River Laboratories International, Inc.	*	2,755	120,173
Chiron Corporation	*	4,789	208,896
Collagenex Pharmaceuticals, Inc.	*	1,558	15,455
Columbia Laboratories, Inc.	*	1,819	6,839
Connetics Corporation	*†	1,618	27,360
Corgentech, Inc.	*	38	90
Cubist Pharmaceuticals, Inc.	*	1,762	37,953
Cypress Bioscience, Inc.	*	1,560	8,440
Cytogen Corporation	*	755	3,050
CytRx Corporation	*	4,200	4,074
Dendreon Corporation	*†	1,879	12,608
Diagnostic Products Corporation		1,263	66,598
Digene Corporation	*	725	20,663
Discovery Laboratories, Inc.	*	2,566	16,551
Durect Corporation	*†	1,900	13,015
Eli Lilly & Company		40,896	2,188,754
Emisphere Technologies, Inc.	*	772	3,474
Encysive Pharmaceuticals, Inc.	*	2,128	25,068
Endo Pharmaceuticals Holdings, Inc.	*	2,935	78,276
EPIX Medical, Inc.	*	960	7,392
Eyetech Pharmaceuticals, Inc.	*	59	1,060
First Horizon Pharmaceutical Corporation	*†	1,613	32,050
Forest Laboratories, Inc.	*	14,872	579,562
Genaera Corporation	*†	4,787	9,186
Genelabs Technologies, Inc.	*	3,606	2,308
Genentech, Inc.	*	19,618	1,652,032
Genta, Inc.	*	2,971	4,457
Genzyme Corporation	*	10,181	729,367
Geron Corporation	*	1,370	14,070
Gilead Sciences, Inc.	*	18,710	912,300
GTC Biotherapeutics, Inc.	*	3,988	5,543
GTx, Inc.	*†	200	1,862
Guilford Pharmaceuticals, Inc.	*	924	3,373
Hemispherx Biopharma, Inc.	*†	920	1,564
Henry Schein, Inc.	*	3,652	155,648
Heska Corporation	*	4,462	3,971
Hi-Tech Pharmacal Company, Inc.	*	575	17,296
Hollis-Eden Pharmaceuticals	*†	954	6,096
Hospira, Inc.	*	6,367	260,856
Human Genome Sciences, Inc.	*†	5,277	71,714
Idexx Laboratories, Inc.	*	1,568	104,868
IDM Pharma, Inc.	*	142	764
ImClone Systems, Inc.	*†	3,034	95,419
Immtech International, Inc.	*†	681	7,940
Immucor, Inc.	*	1,219	33,449
Immune Response Corporation (The)	*†	4,732	2,177
ImmunoGen, Inc.	*	1,323	9,711
Impax Laboratories, Inc.	*†	2,166	26,154
Indevus Pharmaceuticals, Inc.	*	5,716	16,462
InKine Pharmaceutical Company, Inc.	*	4,478	16,345
Inspire Pharmaceuticals, Inc.	*	1,369	10,404
InterMune, Inc.	*†	1,586	26,248
Inverness Medical Innovations, Inc.	*	880	23,346
Invitrogen Corporation	*	2,122	159,638
Ivax Corporation	*	10,043	264,733
King Pharmaceuticals, Inc.	*	10,009	153,938
KOS Pharmaceuticals, Inc.	*	1,090	72,954
KV Pharmaceutical Company Class A	*	2,179	38,721
Large Scale Biology Corporation	*	852	707
Martek Biosciences Corporation	*†	1,148	40,329
McKesson Corporation		11,391	540,503
Medarex, Inc.	*†	3,092	29,436
Medco Health Solutions, Inc.	*	12,790	701,276
Medicines Company	*†	2,018	46,434
Medicis Pharmaceutical Corporation Class A	†	2,422	78,860
Medifast, Inc.	*†	734	2,936
MedImmune, Inc.	*	10,273	345,686
Merck & Company, Inc.		93,730	2,550,393
Meridian Bioscience, Inc.		772	15,980
MGI Pharma, Inc.	*†	2,564	59,767
Millennium Pharmaceuticals, Inc.	*†	12,456	116,214
Miravant Medical Technologies	*	4,544	1,749
Mylan Laboratories		8,108	156,160
Nabi Biopharmaceuticals	*	1,995	26,135
Nastech Pharmaceutical Company, Inc.	*†	1,500	21,210
Natrol, Inc.	*	1,145	2,719
NBTY, Inc.	*	2,664	62,604
NeoRx Corporation	*	2,381	2,214
Neose Technologies, Inc.	*	704	1,654
Neurobiological Technologies	*	3,136	11,948
Neurocrine Biosciences, Inc.	*†	1,479	72,752
Novavax, Inc.	*†	1,550	2,713
Noven Pharmaceuticals, Inc.	*	1,350	18,900
NPS Pharmaceuticals, Inc.	*	1,660	16,783
Nu Skin Enterprises, Inc. Class A	†	3,018	57,493
Nuvelo, Inc.	*	1,150	11,040
Omnicare, Inc.		4,277	240,496
Onyx Pharmaceuticals, Inc.	*†	1,214	30,326
OraSure Technologies, Inc.	*	1,687	15,908
Ortec International, Inc.	*	2,272	795
OSI Pharmaceuticals, Inc.	*†	1,622	47,427
Pain Therapeutics, Inc.	*	1,318	8,290
Palatin Technologies, Inc.	*	2,104	4,839
Panacos Pharmaceuticals, Inc.	*	157	1,529
Par Pharmaceutical Companies, Inc.	*†	1,362	36,256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Parexel International Corporation *	1,153	$23,164
Penwest Pharmaceuticals Company *	930	16,303
Peregrine Pharmaceuticals, Inc. *	9,115	9,115
Perrigo Company	2,922	41,814
Pfizer, Inc.	311,880	7,787,644
Pharmacopeia Drug Discovery, Inc. *	572	2,048
Pharmacyclics, Inc. *	1,700	15,334
Pozen, Inc. *	1,014	11,144
Praecis Pharmaceuticals, Inc. *	1,837	845
Priority Healthcare Corporation Class B *	1,846	51,430
Progenics Pharmeceuticals, Inc. *	793	18,802
Protein Design Labs, Inc. *†	3,841	107,548
Regeneron Pharmaceuticals, Inc. *	2,632	24,978
Salix Pharmaceuticals Ltd. *	1,569	33,341
Schering-Plough Corporation †	61,678	1,298,322
Sciclone Pharmaceuticals, Inc. *†	1,700	9,588
Sepracor, Inc. *†	4,575	269,879
Serologicals Corporation *	1,093	24,658
SIGA Technologies, Inc. *	4,649	4,928
Sigma Aldrich Corporation	2,478	158,741
Sirna Therapeutics, Inc. *†	4,257	18,731
SuperGen, Inc. *	1,338	8,429
Tanox, Inc. *	1,721	25,213
Tapestry Pharmaceuticals, Inc. *	5,221	1,932
Targeted Genetics Corporation *	6,267	4,262
Third Wave Technologies, Inc. *	1,227	6,074
Titan Pharmaceuticals, Inc. *	1,743	3,085
United Therapeutics Corporation *	914	63,797
USANA Health Sciences, Inc. *	593	28,286
Valeant Pharmaceuticals International †	3,473	69,738
Vertex Pharmaceuticals, Inc. *	3,255	72,749
Vion Pharmaceuticals, Inc. *	4,504	9,774
Viropharma, Inc. *	661	13,749
Watson Pharmaceuticals, Inc. *	4,480	164,013
Wyeth	56,364	2,607,962
XOMA Ltd. *†	4,976	8,758
Zymogenetics, Inc. *	2,343	38,660
		38,868,284
Real Estate—2.0%
Acadia Realty Trust REIT	1,318	23,711
Affordable Residential Communities REIT †	950	9,605
Agree Realty Corporation REIT	814	22,996
Alexander’s, Inc. REIT *	161	43,470
Alexandria Real Estate Equities, Inc. REIT	802	66,317
AMB Property Corporation REIT	3,649	163,840
American Financial Realty Trust REIT	2,834	40,243
American Land Lease, Inc. REIT	1,828	43,415
American Mortgage Acceptance Corporation REIT	1,842	26,138
AMLI Residential Properties Trust REIT	1,544	49,516
Annaly Mortgage Management, Inc. REIT †	3,840	49,728
Anthracite Capital, Inc. REIT	1,100	12,738
Apartment Investment & Management Company REIT Class A	3,910	151,630
Archstone-Smith Trust REIT	7,979	318,123
Arden Realty, Inc. REIT	3,060	125,980
Arizona Land Income Corporation REIT Class A	1,050	5,271
Avalonbay Communities, Inc. REIT †	3,116	267,041
Bedford Property Investors REIT	1,506	35,903
BioMed Realty Trust, Inc. REIT	1,400	34,720
Boston Properties, Inc. REIT	4,700	333,230
Brandywine Realty Trust REIT	1,679	52,200
BRE Properties Class A REIT	2,433	108,269
BRT Realty Trust REIT	355	8,296
California Coastal Communities, Inc. *	267	9,404
Camden Property Trust REIT †	2,732	152,309
Capital Alliance Income Trust Ltd. REIT	799	6,991
Capital Automotive REIT	1,616	62,555
Capstead Mortgage Corporation REIT †	2,400	16,584
CarrAmerica Realty Corporation REIT	2,765	99,402
CB Richard Ellis Group, Inc. Class A *	2,300	113,160
CBL & Associates Properties, Inc. REIT †	2,548	104,443
Cedar Shopping Centers, Inc. REIT	583	8,436
Centerpoint Properties Trust REIT †	1,784	79,923
Colonial Properties Trust REIT	1,962	87,270
Commercial Net Lease Realty REIT	2,356	47,120
Correctional Properties Trust REIT	397	11,676
Cousins Properties, Inc. REIT	2,338	70,654
Crescent Real Estate EQT Company REIT	4,527	92,849
Developers Diversified Realty Corporation REIT	4,733	221,031
Duke Realty Corporation REIT	5,609	190,033
Eastgroup Properties, Inc. REIT	1,538	67,288
Entertainment Properties Trust REIT	749	33,428
Equity Inns, Inc. REIT	3,264	44,064
Equity Office Properties Trust REIT	16,590	542,659
Equity One, Inc. REIT	2,619	60,892
Equity Residential REIT	11,429	432,588
Essex Property Trust, Inc. REIT	807	72,630
Federal Realty Investment Trust REIT	1,810	110,283
FelCor Lodging Trust, Inc. REIT *	3,135	47,495
First Industrial Realty Trust, Inc. REIT	1,599	64,040
Forest City Enterprises, Inc. Class A	2,608	99,365
General Growth Properties, Inc. REIT †	9,800	440,314
Getty Realty Corporation REIT	1,747	50,279
Glenborough Realty Trust, Inc. REIT	2,111	40,531
Glimcher Realty Trust REIT	1,584	38,760
Grubb and Ellis Company *	652	3,814
Health Care Property Investors, Inc. REIT †	5,334	143,965
Health Care REIT, Inc.	1,824	67,652
Healthcare Realty Trust, Inc. REIT	1,881	75,503
Heritage Property Investment Trust REIT	2,051	71,785
Highwoods Properties, Inc. REIT	2,393	70,617
HMG Courtland Properties REIT	1,450	16,559

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Home Properties, Inc. REIT	1,390	$54,558
Hospitality Properties Trust REIT	2,923	125,280
Host Marriott Corporation REIT †	12,307	207,988
HRPT Properties Trust REIT	9,142	113,452
IMPAC Mortgage Holdings, Inc. REIT †	3,238	39,698
Innkeepers USA Trust REIT	2,014	31,116
iStar Financial, Inc. REIT	4,331	175,102
Jones Lang Lasalle, Inc.	1,711	78,809
Kimco Realty Corporation REIT	8,694	273,165
Lexington Corporate Properties Trust REIT	1,399	32,946
Liberty Property Trust REIT †	3,172	134,937
Mack-Cali Realty Corporation REIT	2,488	111,811
Maguire Properties, Inc. REIT	1,199	36,030
Mid-America Apartment Communities, Inc. REIT	1,240	57,672
Mills Corporation (The) REIT †	2,070	114,016
Mission West Properties REIT	1,417	14,227
Monmouth Capital Corporation	2,974	16,863
Monmouth Class A REIT	1,328	10,876
National Health Investors, Inc. REIT	2,097	57,898
Nationwide Health Properties, Inc. REIT	2,362	55,035
New Plan Excel Realty Trust REIT	4,341	99,626
Newcastle Investment Corporation REIT	754	21,037
Novastar Financial, Inc. REIT †	771	25,435
Pan Pacific Retail Properties, Inc. REIT	1,419	93,512
Parkway Properties, Inc. REIT	986	46,263
Plum Creek Timber Company, Inc. REIT	7,592	287,813
PMC Commercial Trust REIT	865	11,617
Post Properties, Inc. REIT	2,078	77,406
Prentiss Properties Trust REIT †	1,864	75,678
Prologis REIT	12,358	547,583
Public Storage, Inc. REIT †	3,797	254,399
RAIT Investment Trust REIT	991	28,244
Rayonier, Inc. REIT	2,224	128,147
Realty Income Corporation REIT	2,938	70,248
Redwood Trust, Inc. REIT †	1,008	48,999
Regency Centers Corporation REIT †	2,545	146,210
Senior Housing Properties Trust REIT	2,216	42,104
Shurgard Storage Centers, Inc. REIT Class A	1,600	89,392
Simon Property Group, Inc. REIT †	9,585	710,440
SL Green Realty Corporation REIT †	1,735	118,292
Sovran Self Storage, Inc. REIT †	1,269	62,118
St. Joe Company (The)	2,906	181,480
Stewart Enterprises, Inc. Class A	4,115	27,282
Sun Communities, Inc. REIT	1,061	34,758
Taubman Centers, Inc. REIT	2,083	66,031
Thornburg Mortgage, Inc. REIT †	4,059	101,719
Town & Country Trust, REIT †	1,290	37,436
Trammell Crow Company *	2,116	52,223
Trizec Properties, Inc. REIT	3,914	90,257
United Capital Corporation *	690	16,187
United Dominion Realty Trust, Inc. REIT †	4,883	115,727
Ventas, Inc. REIT	3,213	103,459
Vornado Realty Trust REIT †	5,255	455,188
W.P. Carey & Company LLC	1,592	42,857
Washington REIT	1,834	57,056
Weingarten Realty Investors REIT	3,474	131,491
		12,199,924
Restaurants—0.7%
Applebee’s International, Inc.	3,613	74,753
Aramark Corporation Class B	4,444	118,699
Back Yard Burgers, Inc. *	1,698	8,507
Bob Evans Farms, Inc.	1,465	33,270
Brinker International, Inc. *†	3,445	129,394
CEC Entertainment, Inc. *	1,614	51,261
CKE Restaurants, Inc. †	1,945	25,635
California Pizza Kitchen, Inc. *	970	28,363
CBRL Group, Inc.	2,120	71,359
Cheesecake Factory (The) *†	3,444	107,591
Darden Restaurants, Inc.	6,843	207,822
Host America Corporation *	1,307	1,065
IHOP Corporation	1,079	43,958
Jack in the Box, Inc. *	1,437	42,981
Krispy Kreme Doughnuts, Inc. *†	2,573	16,107
Landry’s Restaurants, Inc.	1,253	36,713
Lone Star Steakhouse & Saloon, Inc.	1,124	29,224
McDonald’s Corporation	53,167	1,780,563
O’Charley’s, Inc. *	1,091	15,612
Outback Steakhouse, Inc.	2,790	102,114
Papa John’s International, Inc. *	805	40,347
PF Chang’s China Bistro, Inc. *†	1,089	48,820
Rare Hospitality International, Inc. *	1,475	37,908
Red Robin Gourmet Burgers, Inc. *†	692	31,721
Ruby Tuesday, Inc. †	2,816	61,276
Ryan’s Restaurant Group, Inc. *	2,818	32,886
Sonic Corporation *	2,487	68,019
Steak N Shake Company (The) *	1,267	22,996
Triarc Companies Class B	2,886	44,069
Wendy’s International, Inc.	5,229	236,089
Yum! Brands, Inc.	12,805	619,890
		4,169,012
Retailers—3.7%
1-800-FLOWERS.COM, Inc. *	793	5,559
99 Cents Only Stores *	3,207	29,665
AC Moore Arts & Crafts, Inc. *†	876	16,802
Action Performance Companies, Inc.	722	9,025
Advance Auto Parts, Inc. *	4,485	173,480
Alloy, Inc. *	1,850	8,954
Amazon.Com, Inc. *†	12,783	579,070
Autozone, Inc. *	2,384	198,468
BJ’s Wholesale Club, Inc. *†	2,859	79,480
Barnes & Noble, Inc.	2,814	106,088
Bed Bath & Beyond, Inc. *	12,988	521,858
Bell Microproducts, Inc. *	1,146	11,494
Best Buy Company, Inc.	17,293	752,764
Big 5 Sporting Goods Corporation	1,071	25,554
Big Lots, Inc. *	4,853	53,334
Blair Corporation	306	11,288
Bluefly, Inc. *	2,341	3,582
Bombay Company, Inc. (The) *	1,080	4,763
Borders Group, Inc.	3,342	74,092
CSK Auto Corporation *	1,990	29,611
CVS Corporation	34,580	1,003,166
Casey’s General Stores, Inc.	1,608	37,306
Cash America International, Inc.	2,411	50,028
Central Garden & Pet Company *	615	27,829

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Circuit City Stores, Inc.		8,696	$149,223
Coldwater Creek, Inc.	*	2,719	68,573
Cost Plus, Inc.	*	1,014	18,404
Costco Wholesale Corporation		20,094	865,850
Dick’s Sporting Goods, Inc.	*	1,240	37,336
Dillard’s, Inc. Class A		3,454	72,120
Dollar General Corporation		13,983	256,448
Dollar Tree Stores, Inc.	*	4,830	104,570
Drugstore.Com, Inc.	*	3,800	14,060
eBay, Inc.	*	41,910	1,726,692
Electronics Boutique Holdings Corporation	*	992	62,337
Family Dollar Stores, Inc.		6,556	130,268
Fastenal Company		2,819	172,213
Federated Department Stores		11,233	751,151
Foot Locker, Inc.		5,840	128,130
Fred’s, Inc.	†	1,781	22,280
GameStop Corporation Class A	*†	1,110	34,932
GSI Commerce, Inc.	*†	1,469	29,233
Guitar Center, Inc.	*	1,020	56,314
Hancock Fabrics, Inc.	†	631	4,247
Haverty Furniture Companies, Inc.		1,111	13,588
Hibbett Sporting Goods, Inc.	*	1,397	31,072
J. Jill Group, Inc. (The)	*	1,015	16,057
JC Penney Company, Inc. (Holding Company)		10,028	475,528
Jo-Ann Stores, Inc.	*	1,266	21,902
Kenneth Cole Productions, Inc. Class A		956	26,089
Kirkland’s, Inc.	*	833	6,339
Linens ’N Things, Inc.	*	1,904	50,837
Longs Drug Stores Corporation		1,757	75,358
MarineMax, Inc.	*	800	20,392
Marvel Entertainment, Inc.	*†	4,501	80,433
Men’s Wearhouse, Inc.	*	2,437	65,068
Michaels Stores, Inc.		5,676	187,649
Movie Gallery, Inc.	†	1,145	11,897
MSC Industrial Direct Company Class A		1,782	59,109
Neiman-Marcus Group, Inc. Class A		2,101	209,995
Nitches, Inc.	*	950	4,845
Office Depot, Inc.	*	11,792	350,222
OfficeMax, Inc.		3,587	113,600
O’Reilly Automotive, Inc.	*	4,772	134,475
Overstock.com, Inc.	*†	770	29,530
PC Connection, Inc.	*	854	4,646
Petco Animal Supplies, Inc.	*	612	12,950
Petsmart, Inc.	†	5,983	130,310
Pier 1 Imports, Inc.		3,712	41,834
Priceline.com, Inc.	*	1,548	29,907
RadioShack Corporation	†	6,811	168,913
Restoration Hardware, Inc.	*	314	1,984
Retail Ventures, Inc.	*	1,372	15,065
Rite Aid Corporation	*	20,882	81,022
Saks, Inc.	*	5,811	107,504
Samsonite Corporation	*	1,133	799
School Specialty, Inc.	*†	854	41,658
SCP Pool Corporation		2,434	85,020
Sears Holdings Corporation	*	3,979	495,067
Sharper Image Corporation	*	648	8,165
Sherwin-Williams Company (The)		4,948	218,058
Shopko Stores, Inc.	*	1,850	47,212
Sports Authority, Inc. (The)	*†	1,016	29,911
Stamps.com, Inc.	*	1,050	18,071
Staples, Inc.		32,467	692,196
Stein Mart, Inc.		1,261	25,598
Stride Rite Corporation		2,388	30,614
Systemax, Inc.	*	1,358	9,560
TJX Companies, Inc.		20,086	411,361
Target Corporation		33,521	1,740,746
Tiffany & Company	†	6,084	241,961
Trans World Entertainment Corporation	*	1,932	15,243
Tuesday Morning Corporation	†	1,816	46,980
Tweeter Home Entertainment Group, Inc.	*	1,128	3,711
Valuevision Media, Inc. Class A	*	1,741	19,760
Walgreen Company		43,243	1,878,908
Wal-Mart Stores, Inc.		108,587	4,758,282
Whitehall Jewellers, Inc.	*	869	1,469
Williams-Sonoma, Inc.	*	3,877	148,683
Zale Corporation	*	2,300	62,514
			22,127,308
Telecommunications—0.0%
Citizens Communications Company		11,806	159,971
Superior Telecom, Inc.	*‡d	2,013	—
			159,971
Telephone Systems—2.7%
Adtran, Inc.		3,197	100,706
Alamosa Holdings, Inc.	*	7,450	127,470
Alaska Communications Systems Group, Inc.		2,850	32,604
Alltel Corporation		14,709	957,703
AT&T Corporation		32,775	648,945
Audiovox Corporation Class A	*	1,218	17,028
BellSouth Corporation		77,388	2,035,304
Brightpoint, Inc.	*	1,310	25,073
C2 Global Technologies, Inc.	*	677	190
Centennial Communications Corporation	*	3,036	45,479
CenturyTel, Inc.		5,985	209,355
Cincinnati Bell, Inc.	*	9,266	40,863
Commonwealth Telephone Enterprises, Inc.		876	33,025
Covad Communications Group, Inc.	*	13,040	13,822
D&E Communications, Inc.		1,712	15,528
Deltathree, Inc.	*	2,552	7,528
Dobson Communications Corporation Class A	*†	3,916	30,075
DSL.Net, Inc.	*	1,850	148
Equinix, Inc.	*	622	25,906
Forgent Networks, Inc.	*	1,350	1,850
General Communication Class A	*	2,516	24,908
Global Payments, Inc.		1,619	125,829
Goamerica, Inc.	*	24	105
Hickory Tech Corporation		651	5,729
IDT Corporation	*	1,978	24,329
j2 Global Communications, Inc.	*†	807	32,619
LCC International, Inc. Class A	*	1,000	2,500
Level 3 Communications, Inc.	*†	26,967	62,563
Lightbridge, Inc.	*	1,288	10,407
Mastec, Inc.	*	2,049	22,334
MCI, Inc.	†	12,600	319,662
Net2Phone, Inc.	*	1,324	2,317
Nextel Partners, Inc. Class A	*†	1,746	43,825
NII Holdings, Inc. Class B	*	2,450	206,903
Novatel Wireless, Inc.	*†	1,358	19,650
NTL, Inc.	*	3,592	239,946
Primus Telecommunications GP	*	3,086	3,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Qwest Communications International, Inc.	*	62,767	$257,345
Redback Networks, Inc.	*	1,198	11,884
Rural Cellular Corporation Class A	*	1,265	15,382
SBC Communications, Inc.	†	139,282	3,338,590
SAVVIS Inc.	*	6,126	4,901
Sprint Corp.—FON Group		119,001	2,829,844
SunCom Wireless Holdings, Inc.—Class A	*	2,699	9,285
SureWest Communications		184	5,277
Talk America Holdings, Inc.	*†	1,398	13,183
Telecommunication Systems, Inc.	*	1,200	3,137
Teleglobe International Holdings Ltd. (Bermuda)	*	450	1,985
Telephone & Data Systems, Inc.		2,518	98,202
Telephone & Data Systems, Inc.		1,018	38,226
Time Warner Telecom, Inc. Class A	*	1,928	15,038
Trinsic, Inc.	*	113	185
Ubiquitel, Inc.	*	4,078	35,642
US Cellular Corporation	*	680	36,326
Verizon Communications, Inc.		116,593	3,811,425
Visual Networks, Inc.	*	6,068	8,313
West Corporation	*	875	32,716
Wireless Facilities, Inc.	*	2,398	13,908
			16,096,170
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	52,982
Brown Shoe Company, Inc.		796	26,268
Coach, Inc.	*	15,372	482,066
Columbia Sportswear Company	*†	652	30,253
Culp, Inc.	*	888	4,156
Genesco, Inc.	*	921	34,298
Guess ?, Inc.	*	1,774	38,017
Gymboree Corporation	*	1,400	19,096
Innovo Group, Inc.	*	3,157	6,219
Jones Apparel Group, Inc.		4,641	132,269
Kellwood Company		1,170	30,245
K-Swiss, Inc. Class A		1,476	43,645
Liz Claiborne, Inc.	†	4,930	193,848
Mohawk Industries, Inc.	*	2,460	197,415
Mossimo, Inc.	*	2,806	13,954
Mothers Work, Inc.	*	600	6,000
Nike, Inc. Class B		7,490	611,783
Oxford Industries, Inc.		936	42,232
Phillips-Van Heusen Corporation		1,267	39,302
Polo Ralph Lauren Corporation		2,143	107,793
Polymer Group Escrow	‡d	1,565	—
Quaker Fabric Corporation	*	2,550	7,064
Quiksilver, Inc.	*	4,288	61,962
Reebok International Ltd.		2,443	138,201
Russell Corporation		1,339	18,800
Sport-Haley, Inc.	*	1,042	4,501
Steven Madden Ltd.	*	1,901	43,571
Tag-It Pacific, Inc.	*	1,334	1,094
Tarrant Apparel Group	*	1,106	3,473
Timberland Company Class A	*	2,970	100,327
VF Corporation		3,785	219,416
Warnaco Group, Inc. (The)	*	1,569	34,377
Wolverine World Wide, Inc.		2,589	54,498
			2,799,125
Transportation—1.6%
Alexander & Baldwin, Inc.		1,466	78,050
Arctic Cat, Inc.		1,857	38,143
Arkansas Best Corporation		903	31,488
Brunswick Corporation		3,797	143,261
Burlington Northern Santa Fe Corporation		16,205	969,059
C.H. Robinson Worldwide, Inc.	†	3,575	229,229
CSX Corporation		8,882	412,835
Carnival Corporation		18,538	926,529
CNF, Inc.		2,160	113,400
Expedia, Inc.	*†	12,018	238,077
Expeditors International Washington, Inc.		4,386	249,037
FedEx Corporation		12,178	1,061,069
Fleetwood Enterprises, Inc.	*	1,750	21,525
Florida East Coast Industries		423	19,158
Forward Air Corporation		1,431	52,718
GATX Corporation		2,366	93,575
General Maritime Corporation	†	1,897	69,829
Genesee & Wyoming, Inc. Class A	*†	1,051	33,317
Gulfmark Offshore, Inc.	*	1,000	32,270
Heartland Express, Inc.		3,165	64,376
HUB Group, Inc. Class A	*	1,200	44,052
JB Hunt Transport Services, Inc.	†	6,334	120,409
Kansas City Southern	*†	2,513	58,578
Kirby Corporation	*	1,179	58,278
Laidlaw International, Inc.		3,900	94,263
Landstar System, Inc.		2,256	90,308
Maritrans, Inc.		499	15,968
Norfolk Southern Corporation		17,402	705,825
Old Dominion Freight Line, Inc.	*	1,189	39,820
OMI Corporation		3,824	68,335
Overseas Shipholding Group		1,587	92,570
P.A.M. Transportation Services, Inc.	*	338	5,462
Pacer International, Inc.		1,664	43,863
Pegasus Solutions, Inc.	*	1,147	10,300
Polaris Industries, Inc.		1,858	92,064
Quality Distribution, Inc.	*	93	743
RailAmerica, Inc.	*	1,527	18,171
Royal Caribbean Cruises Ltd.		4,300	185,760
Sabre Holdings Corporation		5,055	102,515
SCS Transportation, Inc.	*	1,662	26,110
Sirva, Inc.	*	517	3,857
Swift Transportation Company, Inc.	*	3,649	64,587
Thor Industries, Inc.		2,521	85,714
Trinity Industries, Inc.	†	2,034	82,357
Union Pacific Corporation		11,289	809,421
United Parcel Service, Inc. Class B		24,352	1,683,454
Wabtec Corporation		1,737	47,385
Werner Enterprises, Inc.		2,915	50,400
West Marine, Inc.	*†	803	11,868
Yellow Roadway Corporation	*†	2,278	94,355
			9,683,737
Transportation Services—0.0%
Velocity Express Corporation	*	2	7

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad Market Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Water Companies—0.0%
American States Water Company	500	$16,730
Aqua America, Inc.	3,247	123,451
California Water Service Group	965	39,758
Connecticut Water Service, Inc.	500	12,360
Pico Holdings, Inc. *	1,150	40,411
SJW Corporation	505	24,381
		257,091
TOTAL COMMON STOCKS
(Cost $417,539,042)		592,812,312

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
3.430%	12/08/2005	**	$500,000	496,760
3.390%	12/08/2005	**	60,000	59,616
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $556,376)				556,376

		Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Monogram Biosciences, Inc. Rights, Expires TBD
(Cost $1,147)		2,414	869

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 02/7/2010	‡	264	868
Equitex, Inc. Warrants, Expires 02/7/2010	‡	264	61
(Cost $—)			929

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—10.4%
Institutional Money Market Funds—0.4%
American Beacon Funds
3.682%	10/03/2005	††	764,641	$764,641
BGI Institutional Fund
3.779%	10/03/2005	††	1,533,311	1,533,311
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	407,808	407,808
				2,705,760
Bank & Certificate Deposits/Offshore Time Deposits—7.9%
Bank of Montreal
3.790%	11/01/2005	††	1,529,282	1,529,282
Bank of Nova Scotia
3.770%	10/31/2005	††	1,784,162	1,784,162
Bank of Nova Scotia
3.660%	10/11/2005	††	1,590,975	1,590,975
Bank of the West (The)
3.760%	10/28/2005	††	509,761	509,761
Barclays
3.710%	10/14/2005	††	866,593	866,593
Barclays
3.700%	10/14/2005	††	1,121,473	1,121,473
Barclays
3.615%	10/03/2005	††	1,256,528	1,256,528
Blue Ridge Asset
3.779%	10/20/2005	††	1,529,282	1,529,282
BNP Paribas
3.750%	10/28/2005	††	1,529,282	1,529,282
Citigroup
3.630%	10/31/2005	††	2,039,042	2,039,042
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	2,548,803	2,548,803
Fortis Bank
3.810%	10/07/2005	††	815,617	815,617
Fortis Bank
3.720%	10/18/2005	††	1,019,521	1,019,521
Grampian Funding LLC
3.763%	10/20/2005	††	1,274,401	1,274,401
Greyhawk Funding
3.742%	10/17/2005	††	756,190	756,190
Greyhawk Funding
3.660%	10/05/2005	††	764,641	764,641
Lloyds TSB Bank
3.760%	10/28/2005	††	764,641	764,641
Merrill Lynch & Company
3.928%	10/03/2005	††	4,168,212	4,168,212
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	1,019,521	1,019,521
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	764,641	764,641
Ranger Funding
3.752%	10/17/2005	††	1,019,521	1,019,521
Royal Bank of Canada
3.780%	10/06/2005	††	2,883,540	2,883,540
Royal Bank of Scotland
3.760%	11/01/2005	††	2,548,803	2,548,803
Sheffield Receivables Corporation
3.711%	10/13/2005	††	1,529,282	1,529,282
Societe Generale
3.780%	10/03/2005	††	2,548,803	2,548,803
Svenska Handlesbanken
3.875%	10/03/2005	††	2,408,382	2,408,382
Toronto Dominion Bank
3.680%	10/04/2005	††	764,641	764,641
UBS AG
3.750%	10/31/2005	††	1,019,521	1,019,521
Wachovia Bank NA
3.760%	10/25/2005	††	2,039,042	2,039,042
Wells Fargo
3.770%	10/19/2005	††	1,529,282	1,529,282
Yorktown Capital LLC
3.755%	10/05/2005	††	1,274,401	1,274,401
				47,217,786
Floating Rate Instruments/Master Notes—2.1%
Bank of America
3.770%	10/18/2005	††	1,019,521	1,019,521
Bank of America
3.770%	11/28/2005	††	1,870,821	1,870,821
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	1,587,061	1,587,061
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	1,019,521	1,019,521
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	1,019,521	1,019,521

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	$1,778,543	$1,778,543
Harris Trust & Savings Bank
3.795%	11/04/2005	††	509,761	509,761
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	611,713	611,713
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	1,784,162	1,784,162
Rabobank Nederland
3.940%	05/31/2006	††	1,274,401	1,274,401
				12,475,025
TOTAL CASH EQUIVALENTS
(Cost $62,398,571)				62,398,571

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 9/30/05 due 10/03/05, with a maturity value of $7,003,260 and an effective yield of 3.15% collateralized by the U.S. Government Agency Obligations with rates ranging from 4.638% to 7.125%, maturity dates ranging from 6/25/23 to 9/01/34 and an aggregate market value of $7,351,494.	7,001,423	7,001,423
TOTAL INVESTMENTS—110.2%
(Cost $487,496,558)		662,770,480
Other assets less liabilities—(10.2%)		(61,500,351)
NET ASSETS—100.0%		$601,270,129

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 09/30/2005.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.9%
Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$13,615
Aquantive, Inc.	*†	2,997	60,330
Catalina Marketing Corporation	†	2,132	48,482
Getty Images, Inc.	*†	2,442	210,110
Jupitermedia Corporation	*†	1,450	25,679
Lamar Advertising Company	*†	4,010	181,894
Valueclick, Inc.	*†	3,919	66,976
Ventiv Health, Inc.	*	1,350	35,383
			642,469
Aerospace & Defense—0.3%
AAR Corporation	*	1,490	25,598
Alliant Techsystems, Inc.	*†	1,931	144,149
Armor Holdings, Inc.	*†	1,500	64,515
Fairchild Corporation (The) Class A	*	3,266	7,577
Gencorp, Inc.	*†	2,409	44,928
Heico Corporation		705	16,356
Heico Corporation Class A		878	15,628
Kaman Corporation Class A		1,060	21,677
Kreisler Manufacturing Corporation	*	1,250	7,500
Orbital Sciences Corporation	*	3,534	44,175
Sequa Corporation Class A	*	511	30,149
Triumph Group, Inc.	*	822	30,554
United Industrial Corporation Ltd.		540	19,305
			472,111
Airlines—0.3%
AMR Corporation	*†	7,943	88,803
Air T, Inc.	†	563	5,686
Airnet Systems, Inc.	*	2,610	12,397
Airtran Holdings, Inc.	*†	4,678	59,223
Alaska Air Group, Inc.	*	1,344	39,057
Continental Airlines, Inc. Class B	*†	3,723	35,964
Delta Airlines, Inc.	*†	6,300	4,725
ExpressJet Holdings, Inc.	*	1,626	14,585
FLYi, Inc.	*	1,711	445
Frontier Airlines, Inc.	*†	1,370	13,399
JetBlue Airways Corporation	*†	4,476	78,778
Mesa Air Group, Inc.	*†	2,928	24,156
Midwest Air Group, Inc.	*†	4,075	8,680
Northwest Airlines Corporation Class A	*†	3,565	2,353
Offshore Logistics, Inc.	*	983	36,371
Petroleum Helicopters	*	774	24,009
Pinnacle Airlines Corporation	*†	930	6,045
Skywest, Inc.		2,390	64,100
US Airways Group, Inc.	*	573	12,039
World Air Holdings, Inc.	*	3,282	34,789
			565,604
Apparel Retailers—1.2%
Abercrombie & Fitch Company Class A		4,443	221,484
Aeropostale, Inc.	*	2,863	60,839
American Eagle Outfitters, Inc.		5,826	137,086
AnnTaylor Stores Corporation	*†	3,374	89,580
Bebe Stores, Inc.		940	16,450
Big Dog Holdings, Inc.	*	1,621	11,542
Buckle, Inc. (The)		695	23,609
Burlington Coat Factory Warehouse Corporation		1,307	49,718
Carter’s, Inc.	*	808	45,894
Casual Male Retail Group, Inc.	*	2,471	17,000
Cato Corporation Class A		1,762	35,117
Charlotte Russe Holding, Inc.	*	1,100	14,652
Charming Shoppes, Inc.	*	4,919	52,486
Chico’s FAS, Inc.	*	8,778	323,030
Children’s Place	*	794	28,298
Christopher & Banks Corporation		1,529	21,207
Claire’s Stores, Inc.		3,856	93,045
Dress Barn, Inc.	*	951	21,645
Finish Line Class A		1,604	23,402
Goody’s Family Clothing, Inc.		1,746	13,217
HOT Topic, Inc.	*	2,815	43,238
JOS A. Bank Clothiers, Inc.	*†	863	37,299
Pacific Sunwear of California, Inc.	*†	3,586	76,884
Payless Shoesource, Inc.	*	3,074	53,488
Ross Stores, Inc.		7,190	170,403
Stage Stores, Inc.		1,491	40,063
Talbots, Inc.		1,205	36,054
Too, Inc.	*	2,075	56,917
Urban Outfitters, Inc.	*†	5,472	160,877
Wet Seal, Inc. (The) Class A	*†	1,247	5,611
Wilsons The Leather Experts, Inc.	*	2,979	18,172
			1,998,307
Automotive—1.2%
A.O. Smith Corporation		952	27,132
Adesa, Inc.		4,711	104,113
Aftermarket Technology Corporation	*	1,503	27,640
American Axle & Manufacturing Holdings, Inc.		2,114	48,791
America’s Car Mart, Inc.	*	489	8,773
Amerigon, Inc.	*	2,108	12,332
ArvinMeritor, Inc.		3,702	61,897
Asbury Automotive Group, Inc.	*	1,342	22,854
BorgWarner, Inc.		2,546	143,747
Carmax, Inc.	*†	5,398	168,795
Clarcor, Inc.		2,354	67,607
Coachmen Industries, Inc.		705	8,100
Copart, Inc.	*	3,582	85,502
Dura Automotive Systems, Inc.	*	1,399	5,624
Exide Technologies, Inc.	*	2,130	10,820
Federal Signal Corporation		2,160	36,914
Group 1 Automotive, Inc.	*	1,068	29,477
Harsco Corporation		2,133	139,861
Jarden Corporation	*	1,696	69,655
JLG Industries, Inc.	†	2,322	84,962
Keystone Automotive Industries, Inc.	*	703	20,253
Lear Corporation	†	3,281	111,456
Lithia Motors, Inc. Class A		863	25,010
LKQ Corporation	*	750	22,650
Monaco Coach Corporation		1,376	20,282
Oshkosh Truck Corporation		3,650	157,534
PEP Boys-Manny Moe & Jack		3,451	47,762
Proliance International, Inc.	*	2,240	12,275
Sonic Automotive, Inc.		1,189	26,420
Sports Resorts International, Inc.	*	4,375	4,331
Standard Motor Products, Inc.		1,280	10,381
Strattec Security Corporation	*	124	6,429
Superior Industries International, Inc.	†	1,113	23,952
TBC Corporation	*	775	26,730
Tenneco Automotive, Inc.	*	2,430	42,549
Titan International, Inc.	†	1,086	14,911
TRW Automotive Holdings Corporation	*	1,800	52,812
United Auto Group, Inc.		1,278	42,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Wabash National Corporation	1,396	$27,445
Winnebago Industries, Inc. †	1,714	49,655
		1,909,658
Banking—7.5%
1st Source Corporation	1,073	24,840
ABC Bancorp	564	10,823
ACE Cash Express, Inc. *	490	9,560
Advance America Cash Advance Centers, Inc.	3,290	43,592
Advanta Corporation Class A	1,447	37,709
Alabama National Bancorp	795	50,832
Alliance Bankshares Corporation *	648	10,757
AMB Financial Corporation	1,125	14,934
Amcore Financial, Inc.	1,313	40,979
Amegy Bancorp, Inc.	3,300	74,679
AmericanWest Bancorp *	720	16,646
AmeriCredit Corporation *	7,568	180,648
Anchor Bancorp Wisconsin, Inc.	1,412	41,626
Arrow Financial Corporation	463	12,557
Associated Banc Corporation	5,646	172,090
Asta Funding, Inc.	650	19,734
Astoria Financial Corporation	4,831	127,635
Banc Corporation *	895	9,666
BancFirst Corporation	321	27,285
Bancorpsouth, Inc.	3,022	69,053
BancTrust Financial Group, Inc.	1,600	30,848
Bank Mutual Corporation	3,757	40,275
Bank of Hawaii Corporation	2,694	132,599
Bank of the Ozarks, Inc.	520	17,852
BankAtlantic Bancorp, Inc. Class A	2,211	37,565
Bankunited Financial Corporation Class A	1,183	27,055
Banner Corporation	500	13,320
Bay View Capital Corporation	791	12,118
Blue River Bancshares, Inc. *	2,545	12,929
BOK Financial Corporation	1,126	54,239
Boston Private Financial Holdings, Inc. †	1,777	47,162
Brookline Bancorp, Inc.	3,836	60,686
Bryn Mawr Bank Corporation	1,548	33,158
Camden National Corporation	740	27,876
Capital Bank Corporation †	1,283	19,335
Capital City Bank Group, Inc.	738	27,830
Capital Crossing Bank *	362	12,576
Capitol Bancorp Ltd.	670	21,708
Capitol Federal Financial	1,016	34,768
Cardinal Financial Corporation *	2,163	20,873
Cascade Bancorp	1,755	36,662
Cascade Financial Corporation	851	15,531
Cathay General Bancorp	2,284	80,991
Central Pacific Financial Corporation	1,349	47,458
CFS Bancorp, Inc.	1,873	25,098
Charter Financial Corporation	350	11,931
Chemical Financial Corporation	1,027	33,377
Chittenden Corporation	2,222	58,905
Citizens Banking Corporation	1,670	47,428
City Bank, Lynnwood, WA	1,098	37,585
City Holding Company	930	33,257
City National Corporation	2,229	156,231
Coastal Financial Corporation	1,614	24,242
CoBiz, Inc.	850	15,818
Colonial BancGroup, Inc. (The)	7,233	162,019
Columbia Banking System, Inc.	1,330	34,886
Commerce Bancorp, Inc. †	8,494	260,681
Commerce Bancshares, Inc.	3,239	166,744
Commercial Bankshares, Inc. (Florida)	310	11,653
Commercial Capital Bancorp, Inc. †	2,557	43,469
Commercial Federal Corporation	1,850	63,159
Community Bancorp *	430	14,186
Community Bank System, Inc.	1,892	42,759
Community Banks, Inc.	1,564	43,964
Community Trust Bancorp, Inc.	1,028	33,081
CompuCredit Corporation *	1,894	84,131
Corus Bankshares, Inc.	1,051	57,626
Cullen/Frost Bankers, Inc.	2,553	125,965
CVB Financial Corporation	2,971	55,261
Dime Community Bancshares	1,638	24,111
Downey Financial Corporation	1,038	63,214
Eastern Virginia Bankshares, Inc.	701	13,796
East-West Bancorp, Inc.	2,560	87,142
Equitex, Inc. *	529	3,359
Euronet Worldwide, Inc. *	1,586	46,930
Farmers Capital Bank Corporation	1,113	34,481
Fidelity Bankshares, Inc.	1,432	43,748
Fidelity Southern Corporation	1,382	24,047
Financial Federal Corporation	1,010	40,198
Financial Institutions, Inc.	750	13,807
First Bancorp North Carolina	1,473	29,519
First Bancorp Puerto Rico	3,926	66,428
First Charter Corporation	1,323	32,387
First Citizens BancShares, Inc. Class A	345	58,874
First Commonwealth Financial Corporation	3,266	43,536
First Community Bancorp	894	42,760
First Financial Bancorp	1,895	35,247
First Financial Bankshares, Inc.	1,106	38,522
First Financial Holdings, Inc.	450	13,824
First Financial Service Corporation	744	22,045
First Indiana Corporation	960	32,707
First Merchants Corporation	875	22,601
First Midwest Bancorp, Inc.	2,422	90,195
First Niagara Financial Group, Inc.	5,990	86,496
First Oak Brook Bancshares Class A	771	23,354
First of Long Island Corporation (The)	493	22,101
First Republic Bank	1,471	51,823
FirstBank NW Corporation	200	5,550
FirstFed Financial Corporation *†	723	38,905
FirstMerit Corporation	3,385	90,684
Flagstar Bancorp, Inc.	1,470	23,667
Flushing Financial Corporation	1,450	23,736
FMS Financial Corporation	500	8,750
FNB Corporation	3,347	57,836
Franklin Bank Corporation *	930	15,019
Fremont General Corporation †	3,340	72,912
Frontier Financial Corporation	1,503	43,587
Fulton Financial Corporation	7,122	119,293
Glacier Bancorp, Inc.	1,743	53,806
Gold Banc Corporation, Inc.	2,104	31,350
Great Southern Bancorp, Inc.	470	14,062
Greater Bay Bancorp	2,834	69,830
Hallwood Group, Inc.	100	6,400
Hancock Holding Company	1,352	46,157
Hanmi Financial Corporation	2,860	51,337
Harbor Florida Bancshares, Inc.	1,412	51,213
Harleysville National Corporation	1,153	25,308
Harrington West Financial Group, Inc.	1,172	20,035
Heritage Commerce Corporation	1,180	24,544
Heritage Financial Corporation	333	8,055
Hibernia Corporation Class A	7,341	220,524

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Home City Financial Corporation	435	$6,510
Horizon Financial Corporation	500	11,000
Horizon Financial Services Corporation	450	6,502
Hudson City Bancorp, Inc.	29,256	348,146
Hudson United Bancorp	2,226	94,227
Iberiabank Corporation	687	36,514
Independence Community Bank Corporation †	3,887	132,508
Independent Bank Corporation (Massachusetts)	874	26,552
Independent Bank Corporation (Michigan)	1,320	38,328
IndyMac Bancorp, Inc.	2,854	112,961
Integra Bank Corporation	789	17,121
International Bancshares Corporation	2,437	72,379
Investors Financial Services Corporation	3,110	102,319
Irwin Financial Corporation	1,296	26,425
Itla Capital Corporation *	300	15,747
Kearny Financial Corporation	1,000	12,500
KNBT Bancorp, Inc.	1,653	25,737
Lakeland Financial Corporation	250	10,337
MAF Bancorp, Inc.	1,636	67,076
Main Street Banks, Inc.	990	26,532
Main Street Trust, Inc.	291	8,541
MainSource Financial Group, Inc.	650	11,524
Matrix Bancorp, Inc. *	974	12,526
MB Financial, Inc.	1,430	55,741
Medallion Financial Corporation	2,518	24,953
Mercantile Bankshares Corporation	4,011	216,113
Merchants Bancshares, Inc.	572	14,803
Metris Companies, Inc. *	2,254	32,976
Midsouth Bancorp, Inc. †	401	12,190
Mid-State Bancshares	1,110	30,536
Midwest Banc Holdings, Inc.	1,420	32,830
MidWestOne Financial Group, Inc.	583	11,004
Mitcham Industries, Inc. *	1,100	12,540
Nara Bancorp, Inc.	1,010	15,099
NASB Financial, Inc.	529	21,160
National Penn Bancshares, Inc.	1,893	47,117
NBT Bancorp, Inc.	1,480	34,913
Nelnet, Inc. Class A *†	1,351	51,352
Netbank, Inc.	2,851	23,692
New York Community Bancorp, Inc. †	12,051	197,636
NewAlliance Bancshares, Inc.	5,770	84,473
Northern States Financial Corporation	773	18,591
Northwest Bancorp, Inc.	1,598	33,957
Ocwen Financial Corporation *	3,358	23,305
Old National Bancorp	2,986	63,363
Old Second Bancorp, Inc.	940	28,050
Omega Financial Corp.	520	14,576
Oriental Financial Group (Puerto Rico)	770	9,425
Pacific Capital Bancorp	2,124	70,708
Pacific Premier Bancorp, Inc. *	977	12,545
Park National Corporation	624	67,560
Parkvale Financial Corporation	1,077	29,348
Partners Trust Financial Group, Inc.	1,870	21,542
Peapack Gladstone Financial Corporation	390	10,702
Peoples Bancorp, Inc.	1,235	34,123
People’s Bank	2,904	84,158
Peoples Financial Corporation	884	15,691
PFF Bancorp, Inc.	1,563	47,296
Popular, Inc. (Puerto Rico) †	11,756	284,730
Premier Community Bankshares, Inc.	934	19,021
PrivateBancorp, Inc. †	810	27,767
Prosperity Bancshares, Inc.	1,360	41,140
Provident Bankshares Corporation	1,869	65,004
Provident Financial Services, Inc.	3,604	63,430
Provident New York Bancorp	2,058	24,017
R&G Financial Corporation Class B (Puerto Rico)	1,556	21,395
Renasant Corporation	810	25,636
Republic Bancorp, Inc.	3,414	48,274
Republic Bancorp, Inc. Class A	930	19,456
Riverview Bancorp, Inc.	1,301	27,451
Royal Bancshares of Pennsylvania Class A	824	18,408
S&T Bancorp, Inc.	1,478	55,868
S.Y. Bancorp, Inc.	1,010	24,018
Sandy Spring Bancorp, Inc.	694	23,388
Santander Bancorp (Puerto Rico)	511	12,586
Security Bank Corporation	440	10,952
Shore Bancshares, Inc.	552	17,774
Signature Bank/New York, NY *	1,150	31,038
Simmons First National Corporation Class A	911	25,982
Sky Financial Group, Inc.	5,249	147,549
South Financial Group, Inc. (The)	3,249	87,203
SouthFirst Bancshares, Inc.	400	4,844
Southwest Bancorp, Inc.	1,320	29,000
State Bancorp, Inc.	988	17,705
Sterling Bancorp, NY	1,611	36,264
Sterling Bancshares, Inc.	2,585	38,025
Sterling Financial Corporation (Pennsylvania)	1,558	31,394
Sterling Financial Corporation (Washington)	2,023	45,619
Student Loan Corporation	157	37,190
Suffolk Bancorp	1,100	35,101
Susquehanna Bancshares, Inc.	2,132	51,253
SVB Financial Group *†	1,768	85,996
TCF Financial Corporation	6,764	180,937
TD Banknorth, Inc.	4,244	127,914
Texas Capital Bancshares, Inc. *	1,070	22,630
Texas Regional Bancshares, Inc. Class A	2,101	60,488
Tompkins Trustco, Inc.	605	26,166
Trustco Bank Corporation	4,645	58,202
Trustmark Corporation	2,436	67,843
UCBH Holdings, Inc.	4,312	78,996
UMB Financial Corporation	996	65,417
Umpqua Holdings Corporation	2,021	49,151
Union Bankshares Corporation	360	15,041
UnionBanCal Corporation	2,738	190,893
United Bankshares, Inc.	2,205	77,065
United Community Banks, Inc.	1,490	42,465
United Tennessee Bankshares, Inc.	550	11,962
Unizan Financial Corporation	994	24,065
Valley National Bancorp	4,739	108,523
W Holding Company, Inc. (Puerto Rico)	6,219	59,454
WFS Financial, Inc.	392	26,338
Washington Federal, Inc.	3,952	89,157
Washington Trust Bancorp, Inc.	960	26,102
Webster Financial Corporation	2,443	109,837
Wesbanco, Inc.	900	24,750
West Coast Bancorp	1,290	32,250
Westamerica Bancorporation	1,379	71,225
Westcorp	1,153	67,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Westfield Financial, Inc.		1,240	$29,140
Whitney Holding Corporation		2,807	75,888
Willow Grove Bancorp, Inc.		509	7,971
Wilmington Trust Corporation		3,214	117,150
Wintrust Financial Corporation		1,298	65,237
World Acceptance Corporation	*	739	18,778
WSFS Financial Corporation		610	35,923
			12,059,755
Beverages, Food & Tobacco—1.9%
American Italian Pasta Company Class A	†	722	7,697
Boston Beer Co., Inc. Class A	*	580	14,500
Bridgford Foods Corporation	*	560	3,940
Bunge Ltd.		5,310	279,412
Central European Distribution Corporation	*	1,065	45,358
Chiquita Brands International, Inc.	†	1,890	52,825
Coca-Cola Bottling Company Consolidated		437	21,387
Corn Products International, Inc.		3,796	76,565
Dean Foods Company	*	7,441	289,157
Del Monte Foods Company	*	9,555	102,525
Delta & Pine Land Company		2,268	59,898
Dreyer’s Grand Ice Cream Holdings, Inc.		1,310	107,538
Farmer Brothers Company		930	18,777
Flowers Foods, Inc.		2,760	75,293
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,097	29,860
Gold Kist, Inc.	*†	2,330	45,551
Green Mountain Coffee Roasters, Inc.	*	500	17,390
Griffin Land & Nurseries, Inc.	*	650	15,925
Hain Celestial Group, Inc.	*	1,426	27,664
Hansen Natural Corporation	*	1,030	48,492
Hormel Foods Corporation		3,526	116,323
JM Smucker Company (The)		2,725	132,271
John B. Sanfilippo & SON	*	370	6,475
Kraft Foods, Inc. Class A		12,448	380,784
Lancaster Colony Corporation		1,070	46,010
Lance, Inc.		1,371	23,938
Loews Corp.—Carolina Group		3,590	142,272
M&F Worldwide Corporation	*	781	12,145
Margo Caribe, Inc. (Puerto Rico)	*	1,322	10,312
Nash Finch Company	†	570	24,048
Peet’s Coffee & Tea, Inc.	*†	637	19,505
PepsiAmericas, Inc.		3,032	68,917
Performance Food Group Company	*†	1,907	60,185
Pilgrim’s Pride Corporation		1,626	59,186
Poore Brothers, Inc.	*	683	3,722
Provide Commerce, Inc.	*†	380	9,223
Ralcorp Holdings, Inc.		1,658	69,503
Sanderson Farms, Inc.		864	32,106
Scheid Vineyards, Inc. Class A	*	1,626	10,488
Seaboard Corporation		23	31,579
Smart & Final, Inc.	*	1,115	14,428
Smithfield Foods, Inc.	*	4,213	125,042
Spartan Stores, Inc.	*	960	9,888
Tootsie Roll Industries, Inc.		1,617	51,340
Topps Company, Inc. (The)		2,256	18,522
TreeHouse Foods, Inc.	*†	1,394	37,471
United Natural Foods, Inc.	*	1,514	53,535
Universal Corporation		1,079	41,898
Vector Group Ltd.	†	2,169	43,408
			2,994,278
Broadcast Service—0.0%
CKX, Inc.	*	2,170	27,277
Building Materials—1.1%
Amcol International Corporation		1,827	34,841
Andersons, Inc.		1,051	30,773
Carbo Ceramics, Inc.		853	56,289
Champion Enterprises, Inc.	*	4,019	59,401
Chemed Corporation		1,162	50,361
Chindex International, Inc.	*	549	1,900
Comfort Systems USA, Inc.	*	2,180	19,206
Conceptus, Inc.	*†	1,047	12,145
Digi International, Inc.	*	877	9,410
Eagle Materials, Inc.	†	1,012	122,826
ElkCorp		939	33,588
EP Medsystems, Inc.	*	5,240	14,043
Florida Rock Industries, Inc.		2,698	172,915
Ikon Office Solutions, Inc.		5,770	57,585
Imagistics International, Inc.	*	963	40,302
Ingram Micro, Inc. Class A	*	5,601	103,843
Insight Enterprises, Inc.	*	2,054	38,204
Integrated Electrical Services, Inc.	*†	1,846	5,169
Interline Brands, Inc.	*	1,400	29,414
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	11,361
Lafarge North America, Inc.		1,327	89,718
Med-Design Corporation	*†	1,164	559
Microtek Medical Holdings, Inc.	*	4,250	15,767
Neoforma, Inc.	*†	886	7,558
Nyer Medical Group, Inc.	*	2,533	7,472
Owens & Minor, Inc.		2,163	63,484
PSS World Medical, Inc.	*	3,574	47,677
Patterson Companies, Inc.	*	5,906	236,417
Performance Technologies, Inc.	*	794	5,677
Precis, Inc.	*	3,538	5,342
Programmers Paradise, Inc.		1,787	16,976
Quanta Services, Inc.	*†	4,703	60,010
Rock of Ages Corporation		1,387	7,504
Tech Data Corporation	*	2,708	99,411
US Concrete, Inc.	*	2,050	15,805
USG Corporation	*†	1,675	115,106
			1,698,059
Chemicals—1.6%
A. Schulman, Inc.		1,444	25,920
Aceto Corporation		1,070	6,174
AEP Industries, Inc.	*	373	8,243
Airgas, Inc.		3,075	91,112
Albemarle Corporation		1,856	69,971
Applied Films Corporation	*	564	11,844
Arch Chemicals, Inc.		1,211	28,156
Atlantis Plastics, Inc. Class A		1,278	12,767
Balchem Corp.—Class B		480	13,224
Cabot Corporation		2,894	95,531
Cabot Microelectronics Corporation	*†	1,450	42,601
Calgon Carbon Corporation	†	1,650	13,035
Celanese Corporation Class A		3,150	54,337
CF Industries Holdings, Inc.	*	2,050	30,360
Chemtura Corporation		11,585	143,886
Church & Dwight, Inc.	†	3,411	126,002
Compass Minerals International, Inc.		2,020	46,460
Cytec Industries, Inc.		2,025	87,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Empire Financial Holding Company	*	1,550	$3,410
FMC Corporation	*	1,618	92,582
Female Health Company (The)	*†	4,532	7,523
Foamex International, Inc.	*	1,061	45
Georgia Gulf Corporation		1,719	41,394
HB Fuller Company		1,285	39,938
Huntsman Corporation	*	4,470	87,388
International Smart Sourcing, Inc.	*	2,460	738
Landec Corporation	*	987	7,215
LSB Industries, Inc.	*	1,412	8,613
Lubrizol Corporation		3,430	148,622
Lyondell Chemical Company	†	10,079	288,461
MacDermid, Inc.		1,457	38,261
Minerals Technologies, Inc.		1,108	63,389
Mosaic Company (The)	*†	5,850	93,717
Myers Industries, Inc.		1,717	19,986
Nalco Holding Company	*	4,180	70,517
NewMarket Corporation	*	690	11,965
NL Industries, Inc.		412	7,741
NuCo2, Inc.	*	761	19,596
Olin Corporation		3,437	65,269
OM Group, Inc.	*	1,477	29,732
Omnova Solutions, Inc.	*	3,769	16,471
Penford Corporation		786	10,509
Pharmos Corporation	*	1,375	2,929
PolyOne Corporation	*	4,683	28,379
Scotts Company (The) Class A		1,042	91,623
Sensient Technologies Corporation		2,028	38,431
Spartech Corporation		1,451	28,353
Stepan Company		1,197	29,997
SurModics, Inc.	*†	675	26,116
Trex Company, Inc.	*†	732	17,568
Tupperware Corporation		3,120	71,074
UAP Holding Corporation		2,160	39,096
Unifi, Inc.	*	2,629	8,781
USEC, Inc.		4,047	45,165
Valhi, Inc.		1,641	29,505
W.R. Grace & Company	*†	2,500	22,375
Wellman, Inc.		1,509	9,552
West Pharmaceutical Services, Inc.		1,706	50,617
Westlake Chemical Corp.		800	21,664
			2,641,774
Coal—0.8%
Alliance Resource Partners, LP		1,280	58,803
Alpha Natural Resources, Inc.	*	1,540	46,262
Arch Coal, Inc.	†	2,908	196,290
Consol Energy, Inc.		4,371	333,376
Foundation Coal Holdings, Inc.		1,100	42,295
James River Coal Company	*	400	20,188
Natural Resource Partners, LP		700	43,666
Peabody Energy Corporation		6,294	530,899
Penn Virginia Resource Partners, LP		720	38,498
Westmoreland Coal Company	*	600	16,596
			1,326,873
Commercial Services—5.8%
Aaron Rents, Inc.		1,939	41,010
ABM Industries, Inc.		2,291	47,676
Accelrys, Inc.	*	1,146	7,747
Accenture Ltd. Class A (Bermuda)		22,540	573,868
ACCO Brands Corporation	*	1,598	45,096
Administaff, Inc.		1,143	45,423
Advisory Board Company (The)	*	950	49,438
Advo, Inc.		1,727	54,038
Affymetrix, Inc.	*†	3,035	140,308
Akamai Technologies, Inc.	*	6,145	98,013
Ambassadors Group, Inc.		700	15,610
Ambassadors International, Inc.		524	7,341
Amerco, Inc.		806	46,901
AMN Healthcare Services, Inc.	*	1,507	23,313
Amylin Pharmaceuticals, Inc.	*†	4,556	158,503
Angelica Corporation		511	9,121
Antigenics, Inc.	*†	1,707	9,252
APAC Customer Services, Inc.	*	1,972	1,755
Applera Corporation Celera Genomics Group	*	4,519	54,815
Ariad Pharmaceuticals, Inc.	*†	2,463	18,300
Artemis International Solutions Corporation	*	56	120
Asset Acceptance Capital Corporation	*	728	21,818
Axonyx, Inc.	*	2,772	3,188
BISYS Group, Inc. (The)	*	5,539	74,389
Bandag, Inc.		1,000	42,860
Barrett Business Services, Inc.	*	1,740	39,759
BearingPoint, Inc.	*	8,106	61,525
Bowne & Company, Inc.		1,575	22,507
Bright Horizons Family Solutions, Inc.	*†	1,210	46,464
Brink’s Company (The)		2,780	114,147
Career Education Corporation	*	4,928	175,240
Casella Waste Systems, Inc. Class A	*	980	12,867
CDI Corporation		711	21,003
Celgene Corporation	*†	8,378	455,093
Central Parking Corporation		1,898	28,375
Cenveo, Inc.	*	2,792	28,953
Ciphergen Biosystems, Inc.	*	1,500	2,775
Coinstar, Inc.	*	1,075	19,898
Consolidated Graphics, Inc.	*	777	33,450
Corinthian Colleges, Inc.	*	4,426	58,733
Cornell Companies, Inc.	*	750	11,032
Corporate Executive Board Company		1,998	155,804
Courier Corporation		816	30,518
CRA International, Inc.	*	486	20,261
Critical Path, Inc.	*	624	262
CuraGen Corporation	*	1,768	8,752
CV Therapeutics, Inc.	*†	2,624	70,192
Cytyc Corporation	*†	5,941	159,516
DataTRAK International, Inc.	*†	1,359	15,234
DeVry, Inc.	*†	2,980	56,769
DiamondCluster International, Inc. Class A	*	1,432	10,855
Digitas, Inc.	*	3,972	45,122
Diversa Corporation	*	1,790	10,364
Dollar Thrifty Automotive Group, Inc.	*	1,058	35,623
Dun & Bradstreet Company	*	3,402	224,090
Duratek, Inc.	*	1,215	22,210
EGL, Inc.	*	1,862	50,553
Edgewater Technology, Inc.	*	1,533	7,312
Education Management Corporation	*	3,587	115,645
eFunds Corporation	*	2,250	42,367
Ennis Business Forms, Inc.		1,096	18,413
EntreMed, Inc.	*	1,390	3,322
EPIQ Systems, Inc.	*†	725	15,819
eResearch Technology, Inc.	*†	2,056	29,175
Escala Group, Inc.	*	952	15,851
Exact Sciences Corporation	*	1,250	2,275
Exelixis, Inc.	*	4,495	34,477

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Exponent, Inc.	*	380	$11,928
First Aviation Services, Inc.	*	1,818	7,272
First Consulting Group, Inc.	*	3,067	17,789
Forrester Research, Inc.	*	963	20,050
FTI Consulting, Inc.	*†	1,735	43,826
G&K Services, Inc. Class A		1,008	39,705
Gene Logic, Inc.	*	950	4,645
Gen-Probe, Inc.	*	2,640	130,548
Gevity HR, Inc.		1,764	48,051
Greenfield Online, Inc.	*	720	3,917
Harris Interactive, Inc.	*	2,730	11,657
Healthcare Services Group, Inc.		1,141	21,964
Heidrick & Struggles International, Inc.	*	866	28,041
Hewitt Associates, Inc. Class A	*	2,628	71,692
Hudson Highland Group, Inc.	*	960	23,971
Icos Corporation	*	2,749	75,927
I-many, Inc.	*	952	1,266
Incyte Corporation	*†	4,623	21,728
Inergy, LP		1,130	31,866
Internet Capital Group, Inc.	*	1,769	15,585
Ipass, Inc.	*	2,180	11,728
iPayment, Inc.	*	692	26,185
IPIX Corporation	*†	1,344	3,656
Iron Mountain, Inc.	*†	5,110	187,537
Isis Pharmaceuticals, Inc.	*†	2,216	11,191
ITT Educational Services, Inc.	*	2,183	107,731
Jackson Hewitt Tax Service, Inc.		1,730	41,364
Jacobs Engineering Group, Inc.	*	2,709	182,587
John H. Harland Company		1,282	56,921
Kelly Services, Inc. Class A		1,173	35,964
Kforce.com, Inc.	*	1,688	17,386
Korn Ferry International	*	1,625	26,634
Kosan Biosciences, Inc.	*	2,000	14,540
Labor Ready, Inc.	*	2,355	60,406
Landauer, Inc.		599	29,351
Laureate Education, Inc.	*	2,276	111,456
Learning Tree International, Inc.	*	766	10,111
LECG Corporation	*	884	20,332
Lexicon Genetics, Inc.	*	2,344	9,329
LifeCell Corporation	*	1,850	40,015
Lionbridge Technologies, Inc.	*	2,495	16,841
LoJack Corporation	*	740	15,644
Luminex Corporation	*	2,690	27,008
Macquarie Infrastructure Company Trust		1,000	28,200
Magellan Health Services, Inc.	*	1,540	54,131
Management Network Group, Inc.	*	1,600	4,144
Manpower, Inc.		4,504	199,933
Maxim Pharmaceuticals, Inc.	*	2,363	3,166
Maximus, Inc.		1,052	37,609
Maxygen, Inc.	*	1,231	10,205
Medical Staffing Network Holdings, Inc.	*	1,686	9,897
Midas, Inc.	*	1,278	25,407
Millennium Cell, Inc.	*	1,700	3,468
Mobile Mini, Inc.	*	630	27,310
MoneyGram International, Inc.		4,131	89,684
Monogram Biosciences, Inc.	*	9,010	21,173
Monro Muffler, Inc.		490	12,872
MPS Group, Inc.	*	5,227	61,679
MPW Industrial Services Group, Inc.	*	548	1,146
MSGI Security Solutions, Inc.	*	938	4,277
MTC Technologies, Inc.	*	620	19,828
Myriad Genetics, Inc.	*†	1,901	41,556
NCO Group, Inc.	*	1,315	27,168
National Research Corporation		1,250	20,469
Navigant Consulting, Inc.	*	2,314	44,336
NDCHealth Corporation		1,464	27,699
NeoPharm, Inc.	*	965	11,966
NetRatings, Inc.	*	1,164	17,716
Neurogen Corporation	*	1,873	12,886
Omnicell, Inc.	*	1,584	15,412
On Assignment, Inc.	*	1,243	10,628
Online Resources Corporation	*	2,780	29,412
Opsware, Inc.	*	5,790	30,050
Oscient Pharmaceuticals Corporation	*	3,710	7,865
Overland Storage, Inc.	*	1,282	10,448
PDI, Inc.	*	703	10,763
Pegasystems, Inc.	*	2,142	12,831
Perma-Fix Environmental Services	*	5,502	12,104
Per-Se Technologies, Inc.	*	1,329	27,457
Pfsweb, Inc.	*	5,683	8,922
Pharmaceutical Product Development, Inc.	*	2,649	152,344
PHH Corporation	*	2,400	65,904
Portfolio Recovery Associates, Inc.	*	884	38,171
Possis Medical, Inc.	*	1,278	14,007
PRA International	*	1,380	41,828
Pre-Paid Legal Services, Inc.	†	780	30,186
Presstek, Inc.	*	2,015	26,155
PRG-Schultz International, Inc.	*	1,911	5,752
Princeton Review, Inc.	*	2,409	14,478
Prosoft Learning Corporation	*	223	120
Ramtron International Corporation	*	1,920	5,760
RCM Technologies, Inc.	*	1,593	9,574
Regeneration Technologies, Inc.	*	807	6,593
Regis Corporation		2,208	83,507
Rent-A-Center, Inc.	*	3,377	65,210
Rent-Way, Inc.	*	2,850	19,579
Republic Services, Inc.		6,349	224,056
Res-Care, Inc.	*	1,222	18,807
Resources Connection, Inc.	*†	2,062	61,097
Rewards Network, Inc.	*	1,128	7,704
Rollins, Inc.		1,702	33,223
Savient Pharmaceuticals, Inc.	*	4,700	17,719
Sequenom, Inc.	*	1,844	1,770
Service Corporation International		14,775	122,485
ServiceMaster Company (The)		13,427	181,802
SFBC International, Inc.	*†	1,036	45,988
Sitel Corporation	*	2,384	6,675
Sotheby’s Holdings, Inc. Class A	*	2,753	46,030
Sourcecorp, Inc.	*	748	16,037
Spherion Corporation	*	2,689	20,436
Standard Register Company (The)		1,650	24,667
StarTek, Inc.		495	6,534
Stericycle, Inc.	*	2,219	126,816
Strayer Education, Inc.	†	681	64,368
SupportSoft, Inc.	*	1,562	7,872
Symyx Technologies, Inc.	*	1,375	35,915
Synagro Technologies, Inc.		3,224	15,153
Tejon Ranch Company	*†	763	35,861
TeleTech Holdings, Inc.	*	2,739	27,445
Telik, Inc.	*	2,469	40,393
Tetra Tech, Inc.	*	3,204	53,891
TRC Companies, Inc.	*	998	15,569
Trimeris, Inc.	*	1,214	18,623
TRM Corporation	*†	780	11,848
United Rentals, Inc.	*	3,294	64,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Universal Compression Holdings, Inc.	*	1,093	$43,469
Universal Technical Institute, Inc.	*	959	34,150
URS Corporation	*	1,992	80,457
Valassis Communications, Inc.	*	2,737	106,688
Varsity Group, Inc.	*	2,748	13,717
Vertrue, Inc.	*†	749	27,226
Viad Corporation		1,307	35,746
Viisage Technology, Inc.	*	1,450	6,017
Volt Information Sciences, Inc.	*	834	16,947
Washington Group International, Inc.	*	740	39,879
Waste Connections, Inc.	*	2,090	73,317
Waste Industries USA, Inc.		1,297	17,250
Watson Wyatt & Company Holdings		1,600	43,120
Weight Watchers International, Inc.	*†	2,057	106,100
Westaff, Inc.	*	942	4,324
Wind River Systems, Inc.	*	4,106	53,091
World Fuel Services Corporation		1,382	44,846
Wright Express Corporation	*	1,900	41,021
Xanser Corporation	*	1,100	3,410
			9,335,319
Communications—2.4%
Ace*Comm Corporation	*	3,033	8,189
Airnet Communications Corporation	*	132	173
AltiGen Communications, Inc.	*	4,110	7,151
American Tower Corporation Class A	*†	19,784	493,611
Anadigics, Inc.	*	957	3,177
Andrea Electronics Corporation	*	1,298	62
Anixter International, Inc.	*	1,344	54,204
Applied Innovation, Inc.	*	500	1,925
Applied Signal Technology, Inc.		858	16,371
Arris Group, Inc.	*	4,527	53,690
Avici Systems, Inc.	*	711	3,235
Avistar Communications Corporation	*	774	1,579
Blonder Tongue Laboratories	*	2,285	4,936
Brillian Corporation	*	181	610
Broadwing Corporation	*†	4,278	21,347
CalAmp Corporation	*	1,650	13,365
Carrier Access Corporation	*	1,178	6,503
C-COR.net Corporation	*	1,548	10,449
Centillium Communications, Inc.	*	1,589	5,991
Checkpoint Systems, Inc.	*	1,442	34,204
Comtech Telecommunications	*	1,350	55,984
Crown Castle International Corporation	*	11,243	276,915
CT Communications, Inc.		1,105	13,669
Cubic Corporation		1,262	21,605
Digital Lightwave, Inc.	*†	2,931	616
Ditech Communications Corporation	*	1,360	9,166
EndWave Corporation	*†	912	11,765
Foundry Networks, Inc.	*	5,421	68,847
Glenayre Technologies, Inc.	*	2,143	7,693
Harmonic, Inc.	*	2,820	16,412
Harris Corporation		6,650	277,970
Hungarian Telephone & Cable Corporation	*	712	10,666
ID Systems, Inc.	*	1,146	22,725
InterDigital Communications Corporation	*	2,563	50,337
International Electronics, Inc.	*	1,150	2,242
Inter-Tel, Inc.		1,334	28,014
InterVoice, Inc.	*	1,395	12,569
Intraware, Inc.	*	783	2,897
Lifeline Systems, Inc.	*	714	23,869
Marvell Technology Group Ltd. (Bermuda)	*	10,795	497,757
McData Corporation Class A	*	8,674	45,452
MDI, Inc.	*	271	309
Metro One Telecommunications	*	1,248	899
Mindspeed Technologies, Inc.	*	4,010	9,664
NMS Communications Corporation	*	3,530	13,061
On2 Technologies, Inc.	*	4,620	3,927
Openwave Systems, Inc.	*†	3,381	60,790
PanAmSat Holding Corporation		2,300	55,660
Peco II, Inc.	*	657	946
Plantronics, Inc.	†	2,366	72,896
Polycom, Inc.	*	4,658	75,320
Powerwave Technologies, Inc.	*†	4,385	56,959
Premiere Global Services, Inc.	*	3,644	29,808
Radyne Corporation	*	1,100	11,671
Remec, Inc.		1,077	1,335
SBA Communications Corporation	*	3,270	50,521
SeaChange International, Inc.	*	2,959	18,819
Sirius Satellite Radio, Inc.	*†	59,239	388,015
Socket Communications, Inc.	*	1,300	1,612
Sonus Networks, Inc.	*	12,770	74,066
Spectralink Corporation		1,133	14,446
Standard Microsystems Corporation	*	1,446	43,250
Stratex Networks, Inc.	*	2,680	6,968
Symmetricom, Inc.	*	2,040	15,790
Tekelec	*	3,640	76,258
Terayon Corporation	*	2,831	11,041
Tollgrade Communications, Inc.	*	601	5,084
Tut Systems, Inc.	*	1,414	4,553
Ulticom, Inc.	*	1,583	17,460
Universal Security Instruments, Inc.	*	200	3,632
Utstarcom, Inc.	*†	4,666	38,121
Verso Technologies, Inc.	*	8,093	2,994
Viasat, Inc.	*	1,190	30,523
Westell Technologies, Inc. Class A	*	3,671	13,362
XM Satellite Radio Holdings, Inc. Class A	*†	10,501	377,091
Zhone Technologies, Inc.	*	3,916	10,221
Zix Corporation	*†	1,016	2,032
Zoom Telephonics, Inc.	*	2,712	5,831
			3,802,877
Computer Software & Processing—7.7%
3D Systems Corporation	*	1,159	25,765
ActivCard Corporation	*	1,830	7,924
Activision, Inc.	*	10,164	207,854
Actuate Corporation	*	2,084	5,273
Acxiom Corporation		4,032	75,479
Advent Software, Inc.	*	1,451	39,090
Agile Software Corporation	*	2,087	14,964
Alliance Data Systems Corporation	*†	2,256	88,322
Altiris, Inc.	*	975	14,908
American Access Technologies, Inc.	*	1,400	2,660
American Software, Inc. Class A		1,950	10,920
AMICAS, Inc.	*	1,846	9,968
answerthink, Inc.	*	2,851	11,119

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ansys, Inc.	*	1,688	$64,971
Anteon International Corporation	*	1,600	68,416
Applied Digital Solutions, Inc.	*†	4,675	13,324
Applix, Inc.	*	4,341	27,305
Apropos Technology, Inc.	*	900	2,421
Arbitron, Inc.		1,628	64,860
Ariba, Inc.	*	2,747	15,658
Art Technology Group, Inc.	*	8,335	8,502
Aspen Technology, Inc.	*	1,530	9,562
At Road, Inc.	*	1,948	8,941
Atari, Inc.	*	4,024	5,795
Audible, Inc.	*	1,213	14,908
Autobytel, Inc.	*	1,385	6,939
Avocent Corporation	*	2,307	72,993
BEA Systems, Inc.	*	18,151	162,996
Bankrate, Inc.	*†	1,084	29,734
BindView Development Corporation	*	2,010	7,135
Blue Coat Systems, Inc.	*	536	23,305
Borland Software Corporation	*	2,936	17,088
Brady Corporation Class A		2,304	71,286
Bsquare Corporation	*	900	594
CMGI, Inc.	*	15,258	25,481
CNET Networks, Inc.	*†	7,001	95,004
CSG Systems International, Inc.	*	2,154	46,763
CACI International, Inc. Class A	*	1,439	87,203
Cadence Design Systems, Inc.	*†	13,706	221,489
Callidus Software, Inc.	*	173	640
Captaris, Inc.	*	1,164	4,377
Carreker Corporation	*	1,681	11,868
CCC Information Services Group, Inc.	*	884	23,099
Cellular Technical Services Company, Inc.	*	500	1,100
Ceridian Corporation	*	7,517	155,978
Cerner Corporation	*†	1,523	132,394
Checkfree Corporation	*†	3,357	126,962
Choicepoint, Inc.	*	4,263	184,034
Chordiant Software, Inc.	*	4,649	13,250
Ciber, Inc.	*	2,445	18,166
Click Commerce, Inc.	*	670	12,281
Clinical Data, Inc.	†	1,332	28,771
Cogent Communications Group, Inc.	*	95	464
Cogent, Inc.	*†	1,290	30,637
Cognex Corporation		2,024	60,862
Cognizant Technology Solutions Corporation	*	6,508	303,208
Computer Horizons Corporation	*	1,347	5,940
Concur Technologies, Inc.	*	2,083	25,767
Corillian Corporation	*	1,472	4,710
CoStar Group, Inc.	*†	770	35,974
Covansys Corporation	*	1,478	23,589
Cybersource Corporation	*	1,281	8,429
DST Systems, Inc.	*†	3,335	182,858
Deluxe Corporation		2,710	108,834
Dendrite International, Inc.	*	1,587	31,883
Digital Insight Corporation	*	1,463	38,126
Digital River, Inc.	*	1,517	52,867
DocuCorp International, Inc.	*	1,429	9,789
Earthlink, Inc.	*	5,814	62,210
EasyLink Services Corporation Class A	*	233	186
ebix.com, Inc.	*	1,755	33,082
Echelon Corporation	*	1,770	16,302
Eclipsys Corporation	*	1,847	32,950
eCollege.com, Inc.	*	635	9,436
Egain Communications Corporation	*	2,914	2,215
Electro Rent Corporation	*	951	11,964
Electronics for Imaging	*	2,169	49,757
Embarcadero Technologies, Inc.	*	1,253	8,445
eMerge Interactive, Inc. Class A	*†	3,368	1,718
Enterasys Networks, Inc.	*	7,769	10,410
Entrust Technologies, Inc.	*	2,200	12,320
Epicor Software Corporation	*	1,693	22,009
eSpeed, Inc. Class A	*	1,470	11,143
Evolving Systems, Inc.	*	1,054	2,045
F5 Networks, Inc.	*	2,022	87,896
Factset Research Systems, Inc.	†	1,741	61,353
Fair Isaac Corporation		3,259	146,003
FalconStor Software, Inc.	*†	1,374	8,326
Filenet Corporation	*	1,659	46,286
Gartner Group, Inc. Class A	*	3,019	35,292
Gerber Scientific, Inc.	*	1,608	12,607
Google, Inc. Class A	*	8,405	2,659,846
GraphOn Corporation	*	1,300	474
GTECH Holdings Corporation		5,834	187,038
Hickok, Inc. Class A		1,150	5,031
High Speed Access Corporation	*‡d	4,200	—
Homestore, Inc.	*	7,363	32,029
Hypercom Corporation	*	1,992	12,988
HyperFeed Technologies, Inc.	*	1,614	2,986
Hyperion Solutions Corporation	*	2,056	100,024
IDX Systems Corporation	*†	1,282	55,357
iGate Capital Corporation	*	2,997	10,879
Imergent, Inc.	*†	560	3,119
Infocrossing, Inc.	*†	880	8,087
Informatica Corporation	*	4,842	58,201
Inforte Corporation		1,897	7,948
Infospace, Inc.	*†	1,323	31,580
InfoUSA, Inc.		2,708	28,759
Integral Systems, Inc.		631	13,024
Intellisync Corporation	*†	1,726	7,663
Interactive Data Corporation		2,351	53,250
Interactive Intelligence, Inc.	*	950	5,976
Intergraph Corporation	*†	1,734	77,527
Internap Network Services Corporation	*	11,691	5,612
Internet Security Systems, Inc.	*	2,039	48,956
Intervideo, Inc.	*	991	9,940
Interwoven, Inc.	*	1,909	15,597
Intrado, Inc.	*	989	17,832
Intrusion, Inc.	*†	266	859
Island Pacific, Inc.	*	1,556	156
iVillage, Inc.	*	3,507	25,461
JDA Software Group, Inc.	*	1,257	19,081
Jack Henry & Associates, Inc.		3,591	69,665
Jamdat Mobile, Inc.	*†	810	17,010
Juniper Networks, Inc.	*	26,822	638,095
Kana Software, Inc.	*	877	1,342
Kanbay International, Inc.	*	1,170	21,996
Keane, Inc.	*	2,632	30,084
Keynote Systems, Inc.	*	1,400	18,172
Knot, Inc. (The)	*	2,305	25,562
Kronos, Inc.	*†	1,633	72,897
Lawson Software, Inc.	*	2,050	14,227
LivePerson, Inc.	*	3,334	12,603
Looksmart Ltd.	*	2,500	2,075
Loudeye Corporation	*	5,040	4,385
LQ Corp., Inc.	*	161	311
Macromedia, Inc.	*	3,628	147,551
Magma Design Automation, Inc.	*	1,429	11,603
Manhattan Associates, Inc.	*	1,346	31,227

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Mantech International Corporation Class A	*	568	$15,001
Manugistics Group, Inc.	*	2,824	5,563
Mapinfo Corporation	*	812	9,947
Matrix One, Inc.	*	2,680	14,097
McAfee, Inc.	*	7,924	248,972
Mediware Information Systems	*	1,089	8,668
Mentor Graphics Corporation	*	2,745	23,607
MetaSolv, Inc.	*	1,380	4,513
Micromuse, Inc.	*	2,805	22,103
MicroStrategy, Inc. Class A	*	733	51,523
Mitek Systems, Inc.	*	3,473	2,848
MIVA, Inc.	*	991	5,976
Mobius Management Systems, Inc.	*	878	4,609
MRO Software, Inc.	*	848	14,280
Napster, Inc.	*	1,146	4,584
National Instruments Corporation		2,955	72,811
Navisite, Inc.	*	3,725	4,693
NAVTEQ Corporation	*	4,140	206,793
Neoware Systems, Inc.	*†	900	15,066
NetFlix, Inc.	*†	2,279	59,231
NetGuru, Inc.	*	800	688
NETIQ Corporation	*	2,494	30,527
Netscout Systems, Inc.	*	1,250	6,787
Netsmart Technologies, Inc.	*	506	6,183
NIC, Inc.	*	2,450	16,047
NVE Corporation	*†	848	12,949
Onyx Software Corporation	*	469	1,688
Open Solutions, Inc.	*	883	19,267
Packeteer, Inc.	*	1,900	23,845
PalmSource, Inc.	*	515	9,296
PDF Solutions, Inc.	*	974	16,168
Perot Systems Corporation Class A	*	4,359	61,680
Phoenix Technologies Ltd.	*	3,188	24,006
Pixar, Inc.	*†	2,672	118,931
Plato Learning, Inc.	*	1,826	13,896
Plumtree Software, Inc.	*	2,465	13,459
Progress Software Corporation	*	1,803	57,281
QAD, Inc.		1,363	11,299
Quality Systems, Inc.		384	26,531
Quest Software, Inc.	*	3,848	57,989
RSA Security, Inc.	*†	3,151	40,049
Radiant Systems, Inc.	*	1,019	10,516
Radisys Corporation	*	961	18,643
RealNetworks, Inc.	*	5,844	33,369
Red Hat, Inc.	*†	8,432	178,674
Renaissance Learning, Inc.		1,354	24,101
Reynolds & Reynolds Company (The) Class A		3,001	82,257
S1 Corporation	*	2,637	10,311
Saba Software, Inc.	*†	1,576	6,272
SafeNet, Inc.	*	1,099	39,905
SAFLINK Corporation	*	4,996	5,795
Salesforce.com, Inc.	*†	3,180	73,522
Sapient Corporation	*	4,601	28,756
Scientific Learning Corporation	*	3,146	16,516
SCO Group, Inc. (The)	*†	998	4,172
Secure Computing Corporation	*	1,554	17,638
Serena Software, Inc.	*	1,616	32,207
SmartServ Online, Inc.	*	566	277
Sonic Foundry, Inc.	*	1,200	1,572
SonicWall, Inc.	*	2,442	15,507
Source Interlink Companies, Inc.	*	1,650	18,249
SPSS, Inc.	*	691	16,584
SRA International, Inc. Class A	*	1,666	59,110
SS&C Technologies, Inc.		998	36,567
Stellent, Inc.	*	1,714	14,689
Stratasys, Inc.	*	391	11,613
Sybase, Inc.	*	4,546	106,467
Sykes Enterprises, Inc.	*	1,424	16,946
SYNNEX Corporation	*	104	1,751
Synopsys, Inc.	*	7,202	136,118
Synplicity, Inc.	*	1,050	6,940
Syntel, Inc.		1,554	30,287
Take-Two Interactive Software, Inc.	*†	3,244	71,660
Talx Corporation		1,114	36,528
Technology Solutions Company	*	2,173	978
Teknowledge Corporation	*	3,449	1,380
TenFold Corporation	*	4,098	1,598
THQ, Inc.	*	2,929	62,446
3Com Corporation	*	18,162	74,101
TIBCO Software, Inc.	*	10,477	87,588
Tier Technologies, Inc. Class B	*	942	8,148
Total System Services, Inc.		2,202	51,329
Tradestation Group, Inc.	*	1,691	17,147
Transaction Systems Architects, Inc. Class A	*	1,859	51,773
Trizetto Group, Inc.	*	2,710	38,265
Tumbleweed Communications Corporation	*	2,952	12,546
Ultimate Software Group, Inc.	*	1,243	22,896
United Online, Inc.		2,509	34,750
Vasco Data Security International, Inc.	*†	1,245	11,292
Verilink Corporation	*†	4,538	4,720
Verint Systems, Inc.	*	652	26,693
VeriSign, Inc.	*	12,626	269,818
Verity, Inc.	*	1,445	15,346
Versant Corporation	*	330	1,221
VerticalNet, Inc.	*	1,850	1,110
Viewpoint Corporation	*	1,141	1,643
Vignette Corporation	*	1,259	20,031
Vitria Technology, Inc.	*	1,150	3,829
WatchGuard Technologies, Inc.	*	1,100	4,719
Wave Systems Corporation Class A	*	3,014	2,803
WebEx Communications, Inc.	*†	1,743	42,721
WebMD Corporation	*	14,620	161,990
Webmethods, Inc.	*	2,154	15,229
Websense, Inc.	*	1,319	67,546
Witness Systems, Inc.	*	1,610	33,633
XETA Technologies, Inc.	*	1,947	4,459
			12,312,534
Computers & Information—1.5%
Advanced Digital Information Corporation	*	2,415	22,701
Authentidate Holding Corporation	*	1,023	2,578
Black Box Corporation		866	36,337
Brocade Communications Systems, Inc.	*	11,948	48,748
CDW Corporation		3,233	190,488
Ciprico, Inc.	*	1,658	7,439
Cirrus Logic, Inc.	*	5,397	40,963
Concurrent Computer Corporation	*	1,902	3,214
Cray, Inc.	*	2,858	2,629
Crossroads Systems, Inc.	*	1,300	1,404
Dataram Corporation		1,175	7,918
Datawatch Corporation	*	3,500	12,288

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Diebold, Inc.		3,530	$121,644
Dot Hill Systems Corporation	*	1,396	9,395
Emulex Corporation	*†	4,279	86,479
Ener1, Inc.	*	1,300	637
Exabyte Corporation	*	1,566	407
Extended Systems, Inc.	*	1,460	6,439
Extreme Networks, Inc.	*	4,492	19,989
Fargo Electronics	*	870	15,199
Focus Enhancements, Inc.	*	5,319	5,638
Global Imaging Systems, Inc.	*	946	32,211
Global Payment Technologies, Inc.	*	1,270	4,572
InFocus Corporation	*	1,636	5,644
Interland, Inc.	*	706	1,976
Interlink Electronics, Inc.	*	1,925	10,356
Iomega Corporation	*	1,865	5,614
Iteris, Inc.	*	4,264	11,470
Komag, Inc.	*	1,680	53,693
MTI Technology Corporation	*	3,844	7,265
Maxtor Corporation	*	12,796	56,302
Micros Systems, Inc.	*	1,716	75,075
MTM Technologies, Inc.	*	500	1,600
Netgear, Inc.	*	2,027	48,770
Network Engines, Inc.	*	1,330	1,902
NYFIX, Inc.	*†	2,192	12,648
Palm, Inc.	*†	1,907	54,025
Paxar Corporation	*	1,972	33,228
Planar Systems, Inc.	*	1,786	14,681
ProQuest Company	*	863	31,241
Quantum Corporation	*	6,682	20,647
Safeguard Scientifics, Inc.	*	4,074	7,048
Sandisk Corporation	*	8,927	430,728
Scansoft, Inc.	*†	4,543	24,214
ScanSource, Inc.	*	563	27,441
Scientific Games Corporation Class A	*	3,038	94,178
SCM Microsystems, Inc.	*	1,494	4,049
Seagate Technology (Cayman Islands)	†	18,818	298,265
Sigma Designs, Inc.	*	1,590	17,458
Silicon Graphics, Inc.	*†	17,373	13,551
SimpleTech, Inc.	*	3,666	18,147
TransAct Technologies, Inc.	*	889	6,756
VA Software Corporation	*	2,019	3,028
Vialstream Holdings, Inc.	*	1,000	1,100
Western Digital Corporation	*	10,595	136,993
Zebra Technologies Corporation Class A	*†	3,279	128,176
			2,336,586
Containers & Packaging—0.1%
Crown Holdings, Inc.	*	7,975	127,121
Silgan Holdings, Inc.		1,454	48,360
			175,481
Cosmetics & Personal Care—0.2%
1-800 Contacts, Inc.	*†	502	9,412
Chattem, Inc.	*	873	30,991
Elizabeth Arden, Inc.	*†	1,677	36,190
Estee Lauder Companies, Inc. (The) Class A		6,878	239,561
Quaker Chemical Corporation		443	7,699
Water Pik Tecnologies, Inc.	*	1,270	25,781
			349,634
Distribution/Wholesale—0.0%
Navarre Corporation	*†	850	4,921
Diversified—0.0%
Hexcel Corporation	*	3,000	54,870
Electric Utilities—2.2%
Allete, Inc.		1,430	65,508
Alliant Energy Corporation		5,771	168,109
Aquila, Inc.	*	11,345	44,926
Avista Corporation		2,579	50,033
Black Hills Corporation		1,621	70,303
Central Vermont Public Service Corporation		541	9,467
CH Energy Group, Inc.		694	32,951
Cleco Corporation		2,830	66,731
DPL, Inc.	†	5,637	156,709
Duquesne Light Holdings, Inc.	†	3,569	61,422
EL Paso Electric Company	*	2,458	51,249
Empire District Electric Company (The)		1,198	27,398
Energy East Corporation		6,769	170,511
Great Plains Energy, Inc.		3,878	115,991
Green Mountain Power Corporation		1,312	43,204
Hawaiian Electric Industries, Inc.		3,786	105,554
Idacorp, Inc.		1,965	59,205
KFX, Inc.	*†	3,390	58,037
MGE Energy, Inc.		860	31,399
Northeast Utilities		5,881	117,326
NRG Energy, Inc.	*†	4,100	174,660
NSTAR		5,336	154,317
OGE Energy Corporation		4,245	119,284
Otter Tail Corporation		1,096	33,910
Pepco Holdings, Inc.		9,387	218,435
Plug Power, Inc.	*	2,705	18,394
PNM Resources, Inc.		3,109	89,135
Puget Energy, Inc.		4,349	102,115
Reliant Energy, Inc.	*	15,230	235,151
SCANA Corporation		4,692	198,190
Sierra Pacific Resources	*	5,215	77,443
UIL Holdings Corporation		598	31,281
Unisource Energy Corporation		2,031	67,510
Unitil Corporation		1,000	28,100
Westar Energy, Inc.		3,923	94,662
Wisconsin Energy Corporation		5,655	225,748
WPS Resources Corporation	†	1,732	100,110
			3,474,478
Electrical Equipment—1.0%
Active Power, Inc.	*	3,953	16,326
Acuity Brands, Inc.		2,413	71,594
Advanced Lighting Technologies, Inc.	*‡d	973	—
Aeroflex, Inc.	*	4,701	44,001
Ametek, Inc.		3,213	138,063
Arotech Corporation	*	4,840	3,582
Artesyn Technologies, Inc.	*	1,534	14,266
AZZ, Inc.	*	1,032	21,208
Baldor Electric Company		1,338	33,918
C&D Technologies, Inc.		1,159	10,906
Capstone Turbine Corporation	*†	7,050	25,027
Cataytica Energy Systems, Inc.	*	853	1,194
Cherokee International Corporation	*	29	101
Distributed Energy Systems Corporation	*†	3,757	31,333
Electro Scientific Industries, Inc.	*	1,422	31,796

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Energizer Holdings, Inc.	*	3,402	$192,893
Energy Conversion Devices, Inc.	*†	1,452	65,166
Evans & Sutherland Computer Corporation	*	1,883	11,223
Franklin Electric Company, Inc.		902	37,334
FuelCell Energy, Inc.	*†	1,939	21,271
Genlyte Group, Inc.	*	1,102	52,984
GrafTech International Ltd.	*	4,368	23,718
Greatbatch, Inc.	*	942	25,848
JMAR Technologies, Inc.	*	2,904	3,514
Lamson & Sessions Company (The)	*	970	17,770
Lincoln Electric Holdings, Inc.		1,907	75,136
Littelfuse, Inc.	*	909	25,570
LSI Industries, Inc.		1,084	20,596
Medis Technologies Ltd.	*†	705	12,655
Metrologic Instruments, Inc.	*	722	13,133
Moog, Inc. Class A	*	1,977	58,361
Powell Industries, Inc.	*	1,046	22,897
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	11,521
Regal-Beloit Corporation		1,273	41,296
SBS Technologies, Inc.	*	965	9,293
Servotronics, Inc.	*	705	2,912
Spectrum Brands, Inc.	*	1,891	44,533
Superconductor Technologies	*	2,084	1,250
Tech/Ops Sevcon, Inc.		720	4,295
Teleflex, Inc.		1,672	117,876
Thomas & Betts Corporation	*	3,090	106,327
Trans-Lux Corporation		867	5,245
Ultralife Batteries, Inc.	*	877	11,331
Universal Display Corporation	*†	1,350	15,052
Universal Electronics, Inc.	*	639	11,048
Valence Technology, Inc.	*†	4,773	12,935
Vicor Corporation		1,381	20,922
Woodhead Industries, Inc.		903	12,398
			1,551,618
Electronic Measuring Unit—0.0%
Keithley Instruments, Inc.		600	8,760
LeCroy Corp.	*	600	8,910
			17,670
Electronics—3.4%
8X8, Inc.	*†	3,049	6,189
AVX Corporation		2,510	31,977
Actel Corporation	*	1,140	16,484
Adaptec, Inc.	*	7,841	30,031
Advanced Energy Industries, Inc.	*	1,429	15,376
Agere Systems, Inc.	*	8,509	88,579
Agilysys, Inc.		1,336	22,498
Aixtron AG, Sponsored ADR (Germany)	*	625	2,131
Alliance Fiber Optic Products, Inc.	*	4,818	4,192
Alliance Semiconductor Corporation	*	1,336	3,928
American Superconductor Corporation	*	2,707	28,017
AMIS Holdings, Inc.	*	1,550	18,383
Amkor Technology, Inc.	*	7,212	31,589
Amphenol Corporation Class A		4,578	184,677
Anaren, Inc.	*	813	11,463
Arrow Electronics, Inc.	*	5,655	177,341
Atheros Communications, Inc.	*	1,321	12,893
Atmel Corporation	*	18,734	38,592
ATMI, Inc.	*	1,559	48,329
Ault, Inc.	*	1,200	2,484
Avanex Corporation	*	5,031	4,880
Avnet, Inc.	*	5,709	139,585
AXT, Inc.	*	946	1,362
Barnes Group, Inc.		840	30,122
Bel Fuse, Inc. Class A		546	16,107
Belden CDT, Inc.	†	1,896	36,839
Benchmark Electronics, Inc.	*	2,131	64,186
Benthos, Inc.	*	790	9,993
California Micro Devices Corporation	*	746	5,759
Caliper Life Sciences, Inc.	*	3,187	22,405
Carlisle Companies, Inc.		1,457	92,621
Catalyst Semiconductor, Inc.	*	2,416	12,080
Catapult Communications Corporation	*	750	13,755
Ceradyne, Inc.	*	1,374	50,398
Ceva, Inc.	*	692	3,585
Conexant Systems, Inc.	*	20,241	36,231
Cree, Inc.	*†	3,497	87,495
CTS Corporation		1,580	19,118
Cymer, Inc.	*†	1,929	60,416
Cypress Semiconductor Corporation	*†	6,247	94,017
DRS Technologies, Inc.		1,404	69,301
Dolby Laboratories, Inc. Class A	*	1,500	24,000
DSP Group, Inc.	*	1,194	30,638
EDO Corporation		1,198	35,976
Emcor Group, Inc.	*	657	38,960
Emcore Corporation	*	1,219	7,460
EMS Technologies, Inc.	*	960	15,715
ESCO Technologies, Inc.	*	1,224	61,286
ESS Technology	*	1,759	6,244
Esterline Technologies Corporation	*	1,049	39,747
Evergreen Solar, Inc.	*	2,410	22,485
Exar Corporation	*	1,759	24,661
Fairchild Semiconductor International, Inc.	*	5,764	85,653
Finisar Corporation	*	6,856	9,393
Flir Systems, Inc.	*	3,204	94,774
FSI International, Inc.	*	1,480	6,231
Garmin Ltd. (Cayman Islands)	†	2,650	179,750
Genesis Microchip, Inc.	*	1,530	33,584
HEI, Inc.	*	1,050	3,507
Helix Technology Corporation		1,145	16,889
Herley Industries, Inc.	*	670	12,482
HI/FN, Inc.	*	1,882	10,445
Hughes Supply, Inc.		3,422	111,557
Hutchinson Technology, Inc.	*	1,150	30,038
Imation Corporation		1,665	71,379
Innovex, Inc.	*	1,922	8,169
Integrated Device Technology, Inc.	*	10,714	115,068
Integrated Silicon Solutions, Inc.	*	2,930	24,612
International Rectifier Corporation	*	3,351	151,063
Intersil Corporation Class A	†	7,657	166,769
ISCO International, Inc.	*	2,000	500
IXYS Corporation	*	1,330	14,045
Kemet Corporation	*	3,408	28,559
KVH Industries, Inc.	*	1,286	12,539
LaBarge, Inc.	*	950	12,274
Lattice Semiconductor Corporation	*	4,395	18,811
Lightpath Technologies, Inc. Class A	*†	1,527	4,047

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Lowrance Electronics, Inc.		290	$7,363
MIPS Technologies, Inc. Class A	*	2,229	15,224
MRV Communications, Inc.	*	4,568	9,730
Magnetek, Inc.	*	1,406	4,752
Mattson Technology, Inc.	*	1,761	13,225
Maxwell Technologies, Inc.	*	1,371	19,359
Measurement Specialties, Inc.	*	580	12,296
MEMC Electronics Materials, Inc.	*	7,952	181,226
Mercury Computer Systems, Inc.	*	963	25,279
Merix Corporation	*†	2,175	12,180
Methode Electronics, Inc.		1,384	15,944
Micrel, Inc.	*	3,731	41,899
Micro Linear Corporation	*	1,440	5,760
Microchip Technology, Inc.		9,840	296,381
Microsemi Corporation	*	3,244	82,852
Mobility Electronics, Inc.	*	2,804	29,891
Monolithic System Technology, Inc.	*	1,252	6,848
Moscow CableCom Corporation	*	1,900	10,298
Nu Horizons Electronics Corporaton	*	1,208	8,746
Numerex Corporation Class A	*	1,800	8,586
Omnivision Technologies, Inc.	*†	2,354	29,707
ON Semiconductor Corporation	*	4,997	25,834
Oplink Communications, Inc.	*	5,309	8,070
Optelecom, Inc.	*	819	10,549
Opti, Inc.	*	1,042	1,745
OSI Systems, Inc.	*†	867	13,699
Park Electrochemical Corporation		1,087	28,969
Pericom Semiconductor Corporation	*	1,024	9,052
Photronics, Inc.	*	1,989	38,587
Pixelworks, Inc.	*	1,927	12,699
Plexus Corporation	*	1,884	32,198
PLX Technology, Inc.	*	1,050	8,757
Power Integrations, Inc.	*†	1,263	27,470
Power-One, Inc.	*	3,500	19,390
Quicklogic Corporation	*	1,050	3,696
RF Micro Devices, Inc.	*	9,217	52,076
Rambus, Inc.	*	4,471	54,099
Raven Industries, Inc.		800	23,400
Research Frontiers, Inc.	*†	752	2,331
Rofin-Sinar Technologies, Inc.	*	880	33,431
Rogers Corporation	*	803	31,076
Rudolph Technologies, Inc.	*	814	10,965
Semtech Corporation	*	3,600	59,292
Sigmatel, Inc.	*	1,378	27,891
Sigmatron International, Inc.	*	283	2,589
Silicon Image, Inc.	*	4,319	38,396
Silicon Laboratories, Inc.	*†	2,125	64,579
Silicon Storage Technology, Inc.	*	3,794	20,412
Sirf Technology Holdings, Inc.	*	1,620	48,811
Skyworks Solutions, Inc.	*	7,133	50,074
Somera Communications, Inc.	*	2,750	2,750
Spectrum Control, Inc.	*	1,195	8,855
Spire Corporation	*	210	2,255
Staktek Holdings, Inc.	*	43	156
Stratos International, Inc.	*	974	5,688
Sycamore Networks, Inc.	*	9,917	37,387
Synaptics, Inc.	*†	1,058	19,890
Technitrol, Inc.		1,866	28,587
Tegal Corporation	*	3,755	2,478
Teledyne Technologies, Inc.	*	1,729	59,599
Tessera Technologies, Inc.	*	2,041	61,046
Transmeta Corporation	*†	8,599	12,211
Transwitch Corporation	*	2,483	4,271
Trident Microsystems, Inc.	*	1,520	48,351
Trimble Navigation Ltd.	*	2,402	80,923
Tripath Technology, Inc.	*	4,193	2,767
Triquint Semiconductor, Inc.	*	4,919	17,315
TTM Technologies, Inc.	*	1,640	11,726
Tvia, Inc.	*	4,026	8,736
Tyler Technologies, Inc.	*	1,886	15,616
Varian Semiconductor Equipment Associates, Inc.	*†	1,888	79,995
Virage Logic Corporation	*	902	6,991
Vishay Intertechnology, Inc.	*	8,954	107,000
Vitesse Semiconductor Corporation	*	8,323	15,647
Volterra Semiconductor Corp.	*†	760	9,325
Wesco International, Inc.	*	2,030	68,756
YDI Wireless, Inc.	*	2,197	5,910
Zoran Corporation	*	2,411	34,477
			5,531,109
Entertainment & Leisure—1.0%
Alliance Gaming Corporation	*	1,972	21,396
Argosy Gaming Company	*	1,159	54,461
Avid Technology, Inc.	*†	2,088	86,443
Bally Total Fitness Holding Corporation	*	1,307	5,842
Blockbuster, Inc. Class A	†	8,250	39,188
Callaway Golf Company		2,881	43,474
Cedar Fair, LP		2,480	74,375
Churchill Downs, Inc.		639	22,569
Concord Camera Corporation	*	2,863	3,922
Discovery Holding Company Class A	*	13,610	196,528
Dover Downs Gaming & Entertainment, Inc.		2,090	28,424
Dover Motorsports, Inc.		1,645	11,252
DreamWorks Animation SKG, Inc. Class A	*	2,110	58,363
Gaylord Entertainment Company	*	1,773	84,483
Hollywood Media Corporation	*	1,495	6,309
Image Entertainment, Inc.	*†	300	1,257
International Speedway Corporation Class A		1,600	83,952
Jakks Pacific, Inc.	*†	925	15,013
K2, Inc.	*	2,544	29,002
Leapfrog Enterprises, Inc.	*†	1,262	18,640
Lexar Media, Inc.	*†	3,143	20,115
Life Time Fitness, Inc.	*	910	30,157
Macrovision Corporation	*	2,054	39,231
MTR Gaming Group, Inc.	*	1,340	10,733
Multimedia Games, Inc.	*†	1,202	11,671
Nashua Corporation	*	1,542	9,560
National Lampoon, Inc.	*	3,300	9,405
Nautilus Group, Inc.		1,360	30,015
New Frontier Media, Inc.	*	2,079	12,516
Penn National Gaming, Inc.	*	3,286	102,227
Pinnacle Entertainment, Inc.	*	2,260	41,426
RC2 Corporation	*	1,030	34,773
Regal Entertainment Group Class A	†	2,163	43,347
Six Flags, Inc.	*†	3,814	27,423
Sonic Solutions, Inc.	*†	890	19,135
Speedway Motorsports, Inc.		650	23,615
Steinway Musical Instruments, Inc.	*	683	17,997
Warner Music Group Corporation	*†	1,550	28,691
Westwood One, Inc.		3,878	77,133

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
WMS Industries, Inc.	*†	1,270	$35,725
World Wrestling Entertainment, Inc.		1,031	13,403
Youbet.com, Inc.	*	2,200	12,606
			1,535,797
Financial Services—6.2%
Aames Investment Corporation REIT		2,930	18,400
Accredited Home Lenders Holding Company	*	1,079	37,938
Aether Holdings, Inc.	*	4,629	15,831
Affiliated Managers Group	*†	1,776	128,618
AG Edwards, Inc.		3,682	161,308
Alliance Capital Management Holdings, Inc.		1,250	59,813
American Campus Communities, Inc. REIT		1,200	28,824
American Home Mortgage Investment Corporation REIT		2,047	62,024
Ameritrade Holding Corporation	*†	14,054	301,880
AmNet Mortgage, Inc.	*	530	5,361
Ampal American Israel Corporation Class A	*	1,392	5,387
Anworth Mortgage Asset Corporation REIT		3,855	31,881
Arbor Realty Trust, Inc. REIT		830	23,323
Ashford Hospitality Trust, Inc. REIT		2,810	30,236
Associated Estates Realty Corporation REIT		2,550	24,990
Berkshire Hathaway, Inc. Class A	*	51	4,182,000
BlackRock, Inc.		706	62,566
Boykin Lodging Company REIT	*	1,200	14,904
Calamos Asset Management, Inc. Class A		1,520	37,514
Capital Lease Funding, Inc. REIT		2,320	24,012
Capital Trust Class A		923	29,684
CapitalSource, Inc.	*†	3,392	73,946
Catskill Litigation Trust	*‡d	583	—
Certegy, Inc.		3,228	129,185
CharterMac		2,735	56,068
Cherokee, Inc.		995	34,805
Chicago Mercantile Exchange		1,365	460,415
Corporate Office Properties Trust SBI MD REIT		1,870	65,357
Criimi MAE, Inc. REIT	*	680	11,703
Diamond Hill Investment Group, Inc.	*	1,311	33,889
Doral Financial Corporation (Puerto Rico)	†	4,428	57,874
Eagle Hospitality Properties Trust, Inc. REIT		1,200	11,976
Eaton Vance Corporation		7,064	175,328
Ecc Capital Corporation REIT		2,700	8,802
Education Realty Trust, Inc. REIT		1,700	28,390
E-Loan, Inc.	*	2,150	9,009
ePresense, Inc.	‡d	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,140	51,300
Fieldstone Investment Corporation REIT		2,000	23,320
First Cash Financial Services, Inc.	*	630	16,582
First Marblehead Corporation (The)	†	1,430	36,322
First Potomac Realty Trust REIT		1,240	31,868
Franklin Street Properties Corporation REIT		1,890	30,958
Friedman Billings Ramsey Group, Inc. Class A	†	6,700	68,273
Gables Residential Trust REIT		1,673	73,026
GAMCO Investors, Inc. Class A		559	25,630
Global Signal, Inc. REIT		1,230	55,030
GMH Communities Trust REIT		2,460	36,088
Government Properties Trust, Inc. REIT		960	9,408
Hersha Hospitality Trust REIT		990	9,831
Highland Hospitality Corporation REIT		1,860	19,084
HomeBanc Corporation REIT		3,270	25,244
Inland Real Estate Corporation REIT		2,600	40,716
Instinet Group, Inc.		8,971	44,586
Integrated Telecom Express, Inc.	‡d	1,103	—
International Securities Exchange, Inc.	*	1,850	43,290
Investment Technology Group, Inc.	*	2,079	61,538
Jefferies Group, Inc.	†	2,339	101,863
Kent Financial Services, Inc.		2,200	5,071
Kilroy Realty Corporation REIT		1,637	91,721
Kite Realty Group Trust REIT		1,880	28,050
KKR Financial Corporation REIT	*	1,560	34,694
Knight Capital Group, Inc. Class A	*	4,630	38,475
LaBranche & Company, Inc.	*	2,588	22,490
Ladenburg Thalmann Financial Services, Inc.	*	495	302
LaSalle Hotel Properties REIT		1,650	56,843
Legg Mason, Inc.		5,285	579,712
LTC Properties, Inc. REIT		1,460	30,952
Luminent Mortgage Capital, Inc. REIT		1,660	12,533
Macerich Company (The) REIT		2,830	183,780
MarketAxess Holdings, Inc.	*†	1,100	14,960
Meristar Hospitality Corporation REIT	*	5,149	47,010
MFA Mortgage Investments, Inc. REIT		4,880	29,914
MortgageIT Holdings, Inc. REIT		1,160	16,495
Nasdaq Stock Market Inc.	*	3,500	88,725
New Century Financial Corporation REIT		2,782	100,903
NorthStar Realty Finance Corporation REIT		950	8,921
Nuveen Investments, Inc. Class A	†	2,904	114,389
Omega Healthcare Investors, Inc. REIT		3,330	46,354
Pennsylvania REIT		1,511	63,734
Piper Jaffray Companies	*	800	23,888
PS Business Parks, Inc. REIT		823	37,693
Ramco-Gershenson Properties REIT		780	22,768
Raymond James Financial, Inc.		3,031	97,356
Reckson Associates Realty Corporation REIT		3,963	136,922
Refco, Inc.	*	1,510	42,688
Saul Centers, Inc. REIT		950	34,191
Saxon REIT, Inc. REIT		2,316	27,445
SEI Investments Company		3,639	136,754
Siebert Financial Corporation	*	1,470	4,484
Spirit Finance Corporation REIT		2,980	33,525
Starbiz Corporation	‡d	5	—
Stifel Financial Corp.	*	640	22,976
Strategic Hotel Capital, Inc. REIT		2,160	39,442
SumTotal Systems, Inc.	*	1,899	9,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sunstone Hotel Investors, Inc. REIT		1,600	$39,024
Sutter Holding Company, Inc.	*	850	1,279
SWS Group, Inc.		882	14,465
Tanger Factory Outlet Centers REIT		1,690	46,999
Trustreet Properties, Inc. REIT	†	2,739	42,865
Universal Health Realty Income REIT		520	17,290
Urstadt Biddle Properties, Inc. REIT Class A		1,030	15,615
Value Line, Inc.		573	22,427
Waddell & Reed Financial, Inc. Class A		4,102	79,415
Westwood Holdings Group, Inc.		1,768	32,531
Windrose Medical Properties Trust REIT		1,780	27,198
Winston Hotels, Inc. REIT		1,200	12,000
			9,883,714
Food Retailers—0.5%
7-Eleven, Inc.	*	1,691	60,217
Arden Group, Inc. Class A		260	19,568
Fresh Brands, Inc.	*	1,871	13,471
Panera Bread Company Class A	*†	1,560	79,841
Pantry, Inc. (The)	*	1,200	44,844
Pathmark Stores, Inc.	*	2,510	28,288
Ruddick Corporation		1,968	45,362
Weis Markets, Inc.		422	16,884
Whole Foods Market, Inc.		3,189	428,761
Wild Oats Markets, Inc.	*†	1,310	16,847
			754,083
Forest Products & Paper—0.8%
American Woodmark Corporation		800	26,880
Beacon Roofing Supply, Inc.	*	1,260	41,164
Bowater, Inc.		2,910	82,266
Buckeye Technologies, Inc.	*	2,191	17,791
Building Material Holding Corporation		620	57,778
Caraustar Industries, Inc.	*	1,610	17,678
Chesapeake Corporation		815	14,988
Deltic Timber Corporation		724	33,340
Drew Industries, Inc.	*	780	20,132
Fibermark, Inc.	*	843	16
Glatfelter		1,741	24,531
Graphic Packaging Corporation	*	5,000	14,000
Greif, Inc. Class A		826	49,643
Longview Fibre Company		2,325	45,314
Martin Marietta Materials, Inc.		2,247	176,300
Neenah Paper, Inc.		890	26,077
Packaging Corporation of America	†	2,880	55,901
Playtex Products, Inc.	*†	2,560	28,160
Pope & Talbot, Inc.		895	9,138
Potlatch Corporation		1,352	70,466
Rock-Tenn Company Class A		1,450	21,895
Schweitzer-Mauduit International, Inc.		724	16,160
Smurfit-Stone Container Corporation	*	11,513	119,275
Sonoco Products Company		4,454	121,639
United Stationers, Inc.	*	1,499	71,742
Universal Forest Products, Inc.		780	44,710
US Home Systems, Inc.	*	1,292	7,364
Wausau Paper Corporation		1,903	23,807
			1,238,155
Health Care Providers—1.9%
Alliance Imaging, Inc.	*	1,820	15,561
Amedisys, Inc.	*†	1,120	43,680
America Service Group, Inc.	*	480	7,963
American Healthways, Inc.	*†	1,822	77,253
American Retirement Corporation	*	1,940	36,530
Amsurg Corporation	*†	1,423	38,933
Apria Healthcare Group, Inc.	*	2,542	81,115
Beverly Enterprises, Inc.	*	5,639	69,078
Community Health Systems, Inc.	*	4,283	166,223
Covance, Inc.	*	3,250	155,968
Cross Country Healthcare, Inc.	*	1,340	24,870
CryoLife, Inc.	*†	937	6,512
DaVita, Inc.	*	4,971	229,014
Edwards Lifesciences Corporation	*†	2,896	128,611
Enzo Biochem, Inc.	*	1,353	20,782
Enzon Pharmaceuticals, Inc.	*	1,766	11,709
Genesis HealthCare Corporation	*	975	39,312
Gentiva Health Services, Inc.	*	1,000	18,120
Hooper Holmes, Inc.		4,139	16,266
Immunomedics, Inc.	*†	2,141	4,325
Interleukin Genetics, Inc.	*	2,825	10,594
Kindred Healthcare, Inc.	*	1,340	39,932
LCA-Vision, Inc.		823	30,550
LifePoint Hospitals, Inc.	*	2,759	120,651
Lincare Holdings, Inc.	*	5,030	206,482
Matria Healthcare, Inc.	*	870	32,843
National Healthcare Corporation		431	15,085
Nektar Therapeutics	*†	3,888	65,902
NovaMed, Inc.	*	1,250	8,551
OCA, Inc.	*	2,134	3,201
Odyssey HealthCare, Inc.	*	1,593	27,033
Pacificare Health Systems	*	4,421	352,707
Pediatrix Medical Group, Inc.	*	1,081	83,042
Psychemedics Corporation		902	12,267
Psychiatric Solutions, Inc.	*	921	49,946
RehabCare Group, Inc.	*	740	15,185
Renal Care Group, Inc.	*	3,428	162,213
Sagemark Companies Ltd.	*	1,088	1,686
Sierra Health Services, Inc.	*	1,258	86,638
Specialty Laboratories, Inc.	*	1,183	15,651
Sunrise Senior Living, Inc.	*†	975	65,072
Symbion, Inc.	*	695	17,980
Triad Hospitals, Inc.	*	3,928	177,821
U.S. Physical Therapy, Inc.	*	1,300	23,608
United Surgical Partners International, Inc.	*	1,914	74,857
Universal Health Services, Inc. Class B	†	2,594	123,552
VCA Antech, Inc.	*†	4,094	104,479
VistaCare, Inc. Class A	*	702	10,158
			3,129,511
Heavy Construction—0.6%
Blount International, Inc.	*	1,533	27,042
Foster Wheeler, Ltd. (Bermuda)	*†	2,100	64,869
Granite Construction, Inc.		1,890	72,274
Hovnanian Enterprises, Inc.	*	1,678	85,914
Lennar Corporation Class A	†	6,566	392,384
Levitt Corporation Class A		763	17,503
M/I Schottenstein Homes, Inc.		611	33,153
McDermott International, Inc.	*	2,759	101,007
McGrath Rentcorp		916	25,950
WCI Communities, Inc.	*†	1,922	54,527
William Lyon Homes, Inc.	*	133	20,642
			895,265

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Heavy Machinery—2.9%
Ablest, Inc.	*	850	$7,846
Actuant Corporation Class A		1,281	59,951
Agco Corporation	*	4,158	75,676
Ampco-Pittsburgh Corporation		1,503	23,297
Applied Industrial Technologies, Inc.		1,372	49,227
Astec Industries, Inc.	*	822	23,337
ASV, Inc.	*	1,340	30,351
Asyst Technologies, Inc.	*	3,243	15,112
Aviall, Inc.	*	1,366	46,143
Axcelis Technologies, Inc.	*	4,096	21,381
Briggs & Stratton Corporation		2,482	85,852
Brooks Automation, Inc.	*†	1,835	24,461
Bucyrus International, Inc. Class A		1,230	60,430
Cascade Corporation		510	24,837
Cooper Cameron Corporation	*	2,643	195,397
Donaldson Company, Inc.	†	3,350	102,276
Dresser-Rand Group, Inc.	*	1,340	33,004
Dril-Quip, Inc.	*	989	47,472
Dycom Industries, Inc.	*	2,767	55,949
Electroglas, Inc.	*	3,991	13,490
Engineered Support Systems, Inc.		1,848	75,842
EnPro Industries, Inc.	*	981	33,050
Entegris, Inc.	*	5,738	64,839
Fedders Corporation		1,828	3,912
Flowserve Corporation	*	2,865	104,143
FMC Technologies, Inc.	*	3,126	131,636
Gardner Denver, Inc.	*	1,358	60,567
Gorman-Rupp Company		1,210	29,101
Graco, Inc.		3,574	122,517
Grant Prideco, Inc.	*	5,724	232,681
Hurco Companies, Inc.	*†	750	12,263
Hydril	*	1,025	70,356
Idex Corporation		2,283	97,142
Insituform Technologies, Inc. Class A	*	1,223	21,146
Intevac, Inc.	*	1,300	13,403
Joy Global, Inc.		3,757	189,578
Kadant, Inc.	*	722	14,483
Kaydon Corporation		1,423	40,427
Kennametal, Inc.		1,679	82,338
Knight Transportation, Inc.		2,587	63,019
Kulicke and Soffa Industries, Inc.	*	2,009	14,565
Lam Research Corporation	*†	7,026	214,082
Lennox International, Inc.		2,437	66,798
Lindsay Manufacturing Company		809	17,806
Lufkin Industries, Inc.		810	35,276
Manitowoc Company		1,642	82,511
Matrix Service Company	*†	1,379	11,101
Middleby Corporation	*†	270	19,575
Modine Manufacturing Company		1,658	60,815
NACCO Industries, Inc. Class A		310	35,480
NN, Inc.		810	9,712
Nordson Corporation		1,522	57,882
Oil States International, Inc.	*†	2,027	73,600
Oilgear Company (The)	*	1,300	21,203
Paragon Technologies, Inc.	*	900	9,792
Pentair, Inc.		4,948	180,602
Robbins & Myers, Inc.		868	19,513
Sauer-Danfoss, Inc.		832	16,640
Semitool, Inc.	*	1,060	8,427
SPX Corporation		3,565	163,812
Standex International Corporation		724	19,063
Stewart & Stevenson Services		1,366	32,579
Tecumseh Products Company Class A		713	15,344
Tennant Company		851	34,874
Terex Corporation	*	2,333	115,320
Timken Company		4,343	128,683
Toro Company		2,170	79,769
TurboChef Technologies, Inc.	*†	994	15,496
Ultratech, Inc.	*	972	15,153
UNOVA, Inc.	*	2,374	83,043
Varian Medical Systems, Inc.	*†	6,564	259,344
Watsco, Inc.		953	50,614
Willis Lease Finance Corporation	*	1,234	12,328
WJ Communications, Inc.	*	4,940	6,076
Woodward Governor Company		598	50,860
York International Corporation		2,062	115,616
			4,611,286
Home Construction, Furnishings & Appliances—1.7%
American Technology Corporation	*†	3,686	18,799
Applica, Inc.	*	1,507	2,517
Bassett Furniture Industries, Inc.		1,140	21,227
BE Aerospace, Inc.	*	2,924	48,451
Beazer Homes USA, Inc.	†	1,827	107,190
Brookfield Homes Corporation		858	47,645
Cavco Industries, Inc.	*	470	17,052
Dominion Homes, Inc.	*	650	10,355
DTS, Inc.	*	755	12,714
Ethan Allen Interiors, Inc.	†	1,551	48,624
Fossil, Inc.	*†	1,854	33,724
Furniture Brands International, Inc.	†	2,392	43,128
Gemstar-TV Guide International, Inc.	*	12,602	37,302
Harman International Industries, Inc.		3,328	340,355
Helen of Troy Ltd.	*†	1,333	27,513
Herman Miller, Inc.		3,686	111,686
Hillenbrand Industries, Inc.		2,757	129,717
HNI Corporation	†	2,213	133,267
Kimball International, Inc. Class B		1,500	18,135
Kinetic Concepts, Inc.	*†	2,405	136,604
Layne Christensen Company	*	660	15,543
La-Z-Boy, Inc.	†	2,895	38,185
MDC Holdings, Inc.		1,471	116,047
Meritage Corporation	*	1,260	96,592
Movado Group, Inc.		878	16,436
National Presto Industries, Inc.		236	10,103
NVR, Inc.	*†	282	249,556
Palm Harbor Homes, Inc.	*†	1,182	22,966
Parkervision, Inc.	*†	1,053	6,623
Rowe Furniture Corporation	*	971	3,399
Ryland Group, Inc.		2,332	159,555
Salton, Inc.	*†	702	2,310
Select Comfort Corporation	*†	2,093	41,818
Skyline Corporation		321	13,045
Standard-Pacific Corporation		3,368	139,806
Steelcase, Inc. Class A		1,992	28,804
Technical Olympic USA, Inc.		793	20,745
Tempur-Pedic International, Inc.	*	2,027	24,000
Toll Brothers, Inc.	*†	5,422	242,201
Virco Manufacturing Corporation	*	799	6,072
Walter Industries, Inc.		2,141	104,738
			2,704,549
Household Products—0.4%
Apogee Enterprises, Inc.		1,250	21,375
Charles & Colvard Ltd.		1,475	36,816
CSS Industries, Inc.		420	13,658
Ferro Corporation		2,588	47,412

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Gentex Corporation †	8,026	$139,652
Kronos Worldwide, Inc.	235	7,459
Lazare Kaplan International *	1,140	11,240
Libbey, Inc.	750	11,400
Owens-IIlinois, Inc. *	6,865	141,556
RPM, Inc.	5,763	106,039
Valspar Corporation	4,586	102,543
		639,150
Industrial—Diversified—0.2%
Blyth, Inc.	1,380	30,760
Daktronics, Inc.	690	16,546
Identix, Inc. *	3,461	16,267
Lydall, Inc. *	800	7,144
Mikohn Gaming Corporation *	970	12,891
Roper Industries, Inc.	3,940	154,803
Russ Berrie & Company, Inc.	1,157	16,337
Shuffle Master, Inc. *†	2,025	53,521
Yankee Candle Company, Inc.	2,153	52,749
Zomax, Inc. MN *	4,620	14,830
		375,848
Industrial Automat/Robot—0.0%
PPT Vision, Inc. *	200	248
Insurance—4.9%
21st Century Insurance Group	1,500	23,925
Alfa Corporation	2,608	43,501
Alleghany Corporation *	241	73,746
Allmerica Financial Corporation *	2,807	115,480
American Financial Group, Inc.	1,807	61,312
American Independence Corporation *	430	5,311
American National Insurance	646	76,952
American Physicians Capital, Inc. *	801	39,353
Amerigroup Corporation *	2,552	48,794
AmerUs Group Company	1,881	107,913
Arch Capital Group Ltd. (Bermuda) *	1,428	70,815
Argonaut Group, Inc. *	1,388	37,490
Arthur J. Gallagher & Company †	4,240	122,154
Aspen Insurance Holdings, Ltd. (Bermuda)	1,400	41,370
Assurant, Inc.	5,478	208,493
Assured Guaranty, Ltd. (Bermuda)	1,460	34,938
Axis Capital Holdings, Ltd. (Bermuda)	5,260	149,963
Baldwin & Lyons, Inc. Class B	946	23,678
Bristol West Holdings, Inc.	1,516	27,667
Brown & Brown, Inc.	2,819	140,076
Centene Corporation *	1,972	49,359
Citizens, Inc., TX *	2,340	15,023
Clark, Inc.	1,175	19,775
CNA Financial Corporation *	2,162	64,579
CNA Surety Corporation *	1,486	21,131
Commerce Group, Inc.	1,343	77,921
Conseco, Inc. *	7,620	160,858
Covanta Holding Corporation *	5,350	71,851
Crawford & Company Class B	1,891	14,807
Delphi Financial Group, Inc. Class A	1,298	60,746
Donegal Group, Inc. Class B	570	10,283
EMC Insurance Group, Inc.	341	6,155
Endurance Specialty Holdings, Ltd. (Bermuda)	1,390	47,413
Erie Indemnity Company Class A	1,474	77,754
Everest Re Group Ltd. (Bermuda)	2,580	252,582
FBL Financial Group, Inc. Class A	1,276	38,216
Fidelity National Financial, Inc.	7,688	342,270
First American Corporation	4,190	191,357
Gainsco, Inc. *	514	920
Genworth Financial, Inc. Class A	11,080	357,219
Great American Financial Resources, Inc.	807	16,140
Harleysville Group, Inc.	1,352	32,448
HCC Insurance Holdings, Inc. †	5,275	150,496
Health Net, Inc. *	5,409	255,954
HealthExtras, Inc. *	1,865	39,874
Hilb Rogal & Hobbs Company	1,605	59,899
Horace Mann Educators Corporation	2,001	39,580
Independence Holding Company	963	17,527
Infinity Property & Casualty Corporation	1,280	44,915
IPC Holdings, Ltd. (Bermuda)	930	30,365
Kansas City Life Insurance Company	903	46,207
KMG America Corporation *	1,550	12,400
LabOne, Inc. *	993	43,196
Landamerica Financial Group, Inc. †	845	54,629
Leucadia National Corporation †	3,790	163,349
Markel Corporation *†	463	153,022
Mercury General Corporation	1,239	74,328
Molina Healthcare, Inc. *	530	13,245
Montpelier Re Holdings, Ltd. (Bermuda) †	3,420	84,987
National Financial Partners Corporation	1,496	67,529
Nationwide Financial Services Class A	2,605	104,330
Navigators Group, Inc. *	939	35,043
Odyssey Re Holdings Corporation †	605	15,452
Ohio Casualty Corporation	2,946	79,896
Old Republic International Corporation	8,013	213,707
PMI Group, Inc. (The)	4,669	186,153
PartnerRe Ltd. (Bermuda)	2,300	147,315
Philadelphia Consolidated Holding Corporation *	1,054	89,485
Phoenix Companies, Inc. (The) †	4,217	51,447
Platinum Underwriters Holdings Ltd. (Bermuda)	1,042	31,145
PMA Capital Corporation Class A *	1,826	16,032
Presidential Life Corporation	1,145	20,610
ProAssurance Corporation *	1,678	78,312
Protective Life Corporation	2,831	116,581
Radian Group, Inc.	4,444	235,976
Reinsurance Group of America, Inc. †	1,541	68,883
RenaissanceRe Holdings, Ltd. (Bermuda)	3,040	132,939
RLI Corporation	1,164	53,847
Safety Insurance Group, Inc.	620	22,066
Scottish Annuity & Life Holdings (Bermuda)	1,290	30,754
Selective Insurance Group	1,361	66,553
Stancorp Financial Group, Inc.	1,310	110,302
State Auto Financial Corporation	958	30,311
Stewart Information Services Corporation	879	45,005
Tower Group, Inc.	1,200	18,144
Transatlantic Holdings, Inc.	1,305	74,385
Triad Guaranty, Inc. *†	692	27,140

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
UICI		1,944	$69,984
United American Healthcare Corporation	*	4,252	13,181
United Fire & Casualty Company		852	38,434
Unitrin, Inc.		2,357	111,863
Universal American Financial Corporation	*	1,872	42,569
USI Holdings Corporation	*†	2,330	30,267
WellCare Health Plans, Inc.	*	1,530	56,687
WellChoice, Inc.	*	1,717	130,320
Wesco Financial Corporation		63	21,552
White Mountains Insurance Group Ltd.		390	235,560
WR Berkley Corporation		5,500	217,140
Zenith National Insurance Corporation	†	969	60,747
			7,863,357
Lodging—0.8%
Ameristar Casinos, Inc.		1,420	29,593
Aztar Corporation	*	2,020	62,236
Bluegreen Corporation	*	700	12,355
Boyd Gaming Corporation		2,619	112,931
Choice Hotels International, Inc.		908	58,693
Empire Resorts, Inc.	*†	583	2,629
International Leisure Hosts Ltd.	*	1,200	7,056
Isle of Capri Casinos, Inc.	*	1,251	26,746
Kerzner International, Ltd. (Bahama Islands)	*	880	48,884
La Quinta Corporation	*	9,462	82,225
Las Vegas Sands Corporation	*†	6,290	207,004
MGM Mirage, Inc.	*	5,874	257,105
Marcus Corporation		905	18,136
Monarch Casino & Resort, Inc.	*	700	11,893
Orient-Express Hotels, Ltd. Class A (Bermuda)		1,400	39,788
Station Casinos, Inc.		2,465	163,577
Vail Resorts, Inc.	*	1,491	42,866
Wynn Resorts Ltd.	*†	3,355	151,478
			1,335,195
Media—Broadcasting & Publishing—3.6%
4Kids Entertainment, Inc.	*†	606	10,538
Acme Communications, Inc.	*	1,200	4,668
American Greetings Corporation Class A		3,370	92,338
Banta Corporation		1,075	54,707
Beasley Broadcasting Group, Inc. Class A	*	1,150	16,158
Belo Corporation Class A		4,881	111,580
Cablevision Systems Corporation Class A	*	11,424	350,374
Charter Communications, Inc. Class A	*†	11,237	16,856
Citadel Broadcasting Corporation	*	3,126	42,920
COX Radio, Inc. Class A	*	1,753	26,646
Crown Media Holdings, Inc.	*	4,399	48,169
Cumulus Media, Inc. Class A	*	2,174	27,153
Dex Media, Inc.		5,530	153,679
DIRECTV Group, Inc. (The)	*	44,785	670,879
EchoStar Communications Corporation Class A		10,687	316,015
Emmis Communications Corporation Class A	*	2,035	44,953
Entercom Communications Corporation	*	1,873	59,168
Entravision Communications Corporation Class A	*	2,853	22,453
EW Scripps Company Class A		3,924	196,082
Granite Broadcasting Corporation	*	5,454	2,127
Gray Television, Inc.		1,838	19,464
Harte-Hanks, Inc.		2,959	78,206
Hearst-Argyle Television, Inc.		1,654	42,491
Hollinger International, Inc.		2,614	25,617
IAC/InterActiveCorp	*	13,936	353,278
Insight Communications Company, Inc.	*	1,885	21,923
John Wiley & Sons Class A		2,491	103,974
Journal Communications, Inc. Class A		3,220	47,978
Journal Register Company		1,818	29,415
Lee Enterprises, Inc.		1,974	83,856
Liberty Corporation		936	43,889
Liberty Global, Inc.—Class A	*	12,759	345,514
Liberty Global, Inc.—Class C	*†	10,759	277,044
Liberty Media Corporation Class A	*	138,544	1,115,279
LIN TV Corporation Class A	*	1,419	19,795
Lodgenet Entertainment Corporation	*	1,250	18,413
Martha Stewart Living Omnimedia Class A	*†	980	24,520
McClatchy Company Class A		1,101	71,818
Media General, Inc. Class A		953	55,284
Mediacom Communications Corporation	*	3,433	25,336
Pac-West Telecomm, Inc.	*	5,563	4,395
Paxson Communications Corporation	*	6,180	2,781
Playboy Enterprises, Inc. Class B	*†	1,251	17,639
Price Communications Corporation	*	2,063	33,936
Primedia, Inc.	*	9,053	37,027
Radio One, Inc. Class A	*	4,327	56,922
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	62,554
Regent Communications, Inc.	*	3,610	18,989
RH Donnelley Corporation	*	1,410	89,197
Salem Communications Corporation Class A	*	850	15,674
Scholastic Corporation	*	1,425	52,668
Sinclair Broadcast Group, Inc. Class A		2,050	18,184
Spanish Broadcasting System, Inc. Class A	*	1,300	9,334
Speedus Corporation	*	4,207	5,470
Tivo, Inc.	*†	2,696	14,801
Washington Post Class B		278	223,095
Worldgate Communications	*†	3,160	7,963
Young Broadcasting, Inc. Class A	*	831	2,900
			5,744,086
Medical Equipment & Supplies—1.2%
Abaxis, Inc.	*	2,000	26,100
Abiomed, Inc.	*	886	8,922
ADE Corporation	*	968	21,761
Advanced Medical Optics, Inc.	*	3,505	133,015
Aetrium, Inc.	*	614	1,910
Aksys Ltd.	*†	997	2,104
Aradigm Corporation	*	6,324	6,767
Arrow International, Inc.		1,266	35,701
August Technology Corporation	*	689	7,352
Avigen, Inc.	*	1,010	2,808
Axsys Technologies, Inc.	*	885	17,355

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
BEI Technologies, Inc.		501	$17,530
Bioject Medical Technologies, Inc.	*	4,491	7,635
Biolase Technology, Inc.		765	5,454
BioVeris Corporation	*	1,072	6,239
Britesmile, Inc.	*†	1,080	1,037
Bruker BioSciences Corporation	*	4,038	17,686
Cardiodynamics International Corporation	*	1,872	2,527
CardioGenesis Corporation	*	1,202	601
Cerus Corporation	*	1,011	8,957
Coherent, Inc.	*	1,348	39,469
Cohu, Inc.		859	20,315
Cooper Companies, Inc.		2,268	173,751
Curon Medical, Inc.	*	4,729	1,892
Dade Behring Holdings, Inc.		4,042	148,180
Electro-Sensors, Inc.		2,581	10,711
Excel Technology, Inc.	*	562	14,438
Faro Technologies, Inc.	*	454	8,848
Formfactor, Inc.	*	1,418	32,359
Frequency Electronics, Inc.		822	8,960
HealthTronics Surgical Services, Inc.	*	2,530	25,199
Hologic, Inc.	*	1,347	77,789
II-VI, Inc.	*	1,404	24,907
Illumina, Inc.	*	1,280	16,397
Integra LifeSciences Holdings Corporation	*	1,190	45,529
Intermagnetics General Corporation	*	1,517	42,385
Intest Corporation	*	950	3,810
Intuitive Surgical, Inc.	*	1,610	117,997
Ixia	*	2,330	34,274
Lifecore Biomedical, Inc.	*	570	6,891
Meade Instruments Corporation	*	1,640	4,362
Mechanical Technology, Inc.	*	957	3,694
Medwave, Inc.	*	2,500	8,050
Mesa Laboratories, Inc.		1,200	15,300
Micro Therapeutics, Inc.	*	4,830	27,000
Molecular Devices Corporation	*	909	18,989
MTS Systems Corporation		893	33,729
Nanogen, Inc.	*†	2,280	7,319
OI Corporation	*	1,600	17,040
Orbit International Corporation	*	2,812	27,754
Orthologic Corporation	*	1,517	5,810
OYO Geospace Corporation	*	550	10,896
Palomar Medical Technologies, Inc.	*	1,117	29,299
Q-Med, Inc.	*	1,635	20,536
Resmed, Inc.	*	1,757	139,945
Somanetics Corporation	*	1,352	33,800
Spectranetics Corporation	*	1,446	13,607
Staar Surgical Company	*	848	4,672
Sybron Dental Specialties, Inc.	*	2,073	86,195
Synovis Life Technologies, Inc.	*	957	10,288
Theragenics Corporation	*	1,492	4,401
Thermogenesis	*	4,317	22,880
TriPath Imaging, Inc.	*	1,740	12,284
Valentis, Inc.	*†	1,630	3,896
Ventana Medical Systems, Inc.	*	1,826	69,516
Viasys Healthcare, Inc.	*	1,381	34,511
Vivus, Inc.	*	4,800	17,232
White Electronic Designs Corporation	*	2,284	11,648
X-Rite, Inc.		891	11,048
Young Innovations, Inc.		677	25,631
Zevex International, Inc.	*	600	2,977
Zygo Corporation	*	967	14,814
			1,934,685
Medical Imaging Services—0.0%
Merge Technologies, Inc.	*	1,470	25,122
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	5,897
Medical Supplies—1.6%
Advanced Neuromodulation Systems, Inc.	*	1,118	53,060
Align Technology, Inc.	*†	2,449	16,457
American Medical Systems Holdings, Inc.	*	3,000	60,450
American Science & Engineering, Inc.	*	320	20,989
Analogic Corporation		594	29,944
Angiodynamics, Inc.	*	560	11,760
Animas Corporation	*†	660	10,362
ArthoCare Corporation	*	1,342	53,975
Aspect Medical Systems, Inc.	*†	680	20,148
Beckman Coulter, Inc.		2,943	158,863
Bio-Rad Laboratories, Inc. Class A	*	88	4,839
Biosite, Inc.	*†	1,025	63,407
Candela Corporation	*	1,060	10,409
Cantel Medical Corporation	*	600	12,624
Cepheid, Inc.	*	1,880	13,893
Clarient, Inc.	*	3,308	5,359
CNS, Inc.		600	15,642
Conmed Corporation	*	1,363	38,000
Credence Systems Corporation	*	5,181	41,344
Cyberonics, Inc.	*†	956	28,527
Datascope Corporation		557	17,278
Dentsply International, Inc.		3,325	179,617
Diametrics Medical, Inc.	*	1,731	23
Dionex Corporation	*	1,031	55,932
DJ Orthopedics, Inc.	*	1,370	39,648
Endologix, Inc.	*	1,350	6,858
FEI Company	*	1,368	26,334
Foxhollow Technologies, Inc.	*†	600	28,566
Haemonetics Corporation	*	1,158	55,040
Hanger Orthopedic Group, Inc.	*	1,083	8,339
ICU Medical, Inc.	*†	606	17,429
I-Flow Corporation	*†	990	13,573
Inamed Corporation	*	1,880	142,278
Input/Output, Inc.	*†	3,597	28,704
Invacare Corporation		1,334	55,588
IRIS International, Inc.	*	940	17,334
Itron, Inc.	*	1,266	57,806
Kensey Nash Corporation	*†	867	26,582
Kopin Corporation	*	5,031	34,965
Kyphon, Inc.	*†	1,594	70,040
Laserscope	*	790	22,262
LTX Corporation	*	2,405	10,149
MKS Instruments, Inc.	*	2,455	42,300
Medical Action Industries, Inc.	*	490	8,408
Mentor Corporation		1,961	107,875
Merit Medical Systems, Inc.	*	1,179	20,915
Mine Safety Appliances Company		1,445	55,922
Newport Corporation	*	1,615	22,497
Novoste Corporation	*	847	525
Oakley, Inc.		1,411	24,467
Osteotech, Inc.	*	1,499	8,589
Photon Dynamics, Inc.	*	659	12,620
PolyMedica Corporation		1,350	47,169
Respironics, Inc.	*	4,050	170,829
SonoSite, Inc.	*	930	27,602
Steris Corporation		3,357	79,863
Techne Corporation	*†	1,737	98,974
Therma-Wave, Inc.	*	758	1,357

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Thoratec Corporation	*†	2,307	$40,972
Urologix, Inc.	*	1,050	4,452
Varian, Inc.	*	1,952	66,993
Veeco Instruments, Inc.	*	1,295	20,772
Vital Signs, Inc.		635	29,267
Wright Medical Group, Inc.	*	1,310	32,331
Zoll Medical Corporation	*	425	11,156
			2,520,252
Medical—Biomedical—0.0%
Orchid Cellmark, Inc.	*	1,040	8,840
Metals—2.1%
AK Steel Holding Corporation	*†	5,009	42,927
Aleris International, Inc.	*	1,537	42,191
Alpine Group, Inc.	*	698	2,031
Ameron International Corporation		543	25,195
Aptargroup, Inc.		1,565	77,953
Brush Engineered Materials, Inc.	*	1,122	17,817
Carpenter Technology Corporation		1,142	66,933
Century Aluminum Company	*	1,385	31,135
Chaparral Steel Company	*	1,116	28,146
Circor International, Inc.		711	19,517
Cleveland-Cliffs, Inc.		1,100	95,821
Commercial Metals Company		3,270	110,330
Commercial Vehicle Group, Inc.	*	1,280	26,803
Commscope, Inc.	*	2,613	45,309
Couer D’alene Mines Corporation	*	10,956	46,344
Crane Company		2,400	71,376
Curtiss-Wright Corporation		976	60,229
Encore Wire Corporation	*	810	13,171
General Cable Corporation	*	2,562	43,042
Gibraltar Industries, Inc.		1,188	27,170
Glamis Gold, Ltd. (Canada)	*	6,570	145,197
Global Power Equipment Group, Inc.	*	1,640	11,693
Griffon Corporation	*	1,288	31,685
Hecla Mining Company	*	5,855	25,645
Hubbell, Inc. Class B		2,599	121,971
International Aluminum Corporation		686	25,451
Jacuzzi Brands, Inc.	*	3,955	31,877
Ladish Company, Inc.	*	970	16,917
Lone Star Technologies, Inc.	*	1,338	74,379
Massey Energy Company	†	3,853	196,773
Material Sciences Corp.	*	780	11,755
Matthews International Corporation Class A		1,783	67,380
Maverick Tube Corporation	*†	2,136	64,080
MAXXAM, Inc.	*	857	28,902
Meridian Gold, Inc. (Canada)	*†	4,650	101,882
Mueller Industries, Inc.		1,592	44,210
NCI Building Systems, Inc.	*	1,232	50,253
NS Group, Inc.	*	1,303	51,143
Optical Cable Corporation	*	241	1,342
Precision Castparts Corporation	†	6,396	339,628
Quanex Corporation		1,374	90,986
Reliance Steel & Aluminum Company		1,484	78,548
Roanoke Electric Steel Corporation		800	16,024
Royal Gold, Inc.		1,154	31,008
RTI International Metals, Inc.	*	1,130	44,466
Ryerson Tull, Inc.	†	1,471	31,332
Schnitzer Steel Industries, Inc. Class A		974	31,723
Shaw Group, Inc. (The)	*	3,742	92,278
Shiloh Industries, Inc.	*	1,441	19,295
Simpson Manufacturing Company, Inc.		1,586	62,076
Southern Peru Copper Corporation	†	1,717	96,083
Steel Dynamics, Inc.	†	2,011	68,294
Steel Technologies, Inc.		520	13,484
Stillwater Mining Company	*	2,228	20,386
Sturm, Ruger & Company, Inc.		2,146	19,743
Taser International, Inc.	*†	2,412	14,882
Texas Industries, Inc.		1,116	60,710
Titanium Metals Corporation	*†	890	35,208
Tredegar Corporation		1,607	20,907
Valmont Industries, Inc.		1,162	34,116
Watts Water Technologies, Inc. Class A		1,226	35,370
Wheeling-Pittsburgh Corporation	*†	860	14,388
Worthington Industries, Inc.		3,200	67,296
			3,334,206
Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	1,560	43,524
Miscellaneous—0.2%
Alliance One International, Inc.		4,200	14,868
Boyds Collection Ltd.	*	2,700	1,890
Corrections Corporation of America	*	1,970	78,209
Department 56, Inc.	*	1,340	16,750
Enesco Group, Inc.	*	2,481	4,044
Geo Group, Inc. (The)	*	819	21,704
Handleman Company		1,157	14,613
Terra Industries, Inc.	*	4,733	31,474
Tractor Supply Company	*	1,869	85,320
			268,872
Oil & Gas—8.1%
Adams Resources & Energy, Inc.		1,462	32,018
AGL Resources, Inc.		3,296	122,315
Apco Argentina, Inc. (Cayman Islands)		622	29,701
Atlas America, Inc.	*	887	43,330
Atmos Energy Corporation		4,032	113,904
ATP Oil & Gas Corporation	*	1,375	45,155
Atwood Oceanics, Inc.	*	831	69,979
Berry Petroleum Company Class A		901	60,088
Bill Barrett Corporation	*	1,050	38,661
Blue Dolphin Energy Company	*	3,650	10,731
BP Prudhoe Bay Royalty Trust	†	1,205	95,340
BPZ Energy, Inc.	*†	2,120	10,367
Buckeye Partners, LP	†	1,850	88,153
Cabot Oil & Gas Corporation		2,305	116,426
CAL Dive International, Inc.	*	1,668	105,768
Callon Petroleum Company	*	660	13,814
Cascade Natural Gas Corporation		1,459	31,762
Cheniere Energy, Inc.	*	1,670	69,071
Chesapeake Energy Corporation	†	15,103	577,690
Chesapeake Utilities Corporation		1,039	36,521
Cimarex Energy Company	*†	4,115	186,533
Clayton Williams Energy, Inc.	*	550	23,760
Comstock Resources, Inc.	*	2,330	76,447
Cross Timbers Royalty Trust		776	42,137
Dawson Geophysical Company	*	930	28,133
Delta Natural Gas Company, Inc.		380	10,131
Delta Petroleum Corporation	*†	2,239	46,571
Denbury Resources, Inc.	*	2,933	147,941
Diamond Offshore Drilling, Inc.		3,114	190,733

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Dorchester Minerals, LP	†	1,200	$36,780
Encore Acquisition Company	*	1,987	77,195
Energen Corporation		3,294	142,498
Energy Partners Ltd.	*	1,758	54,885
EnergySouth, Inc.		520	14,347
ENSCO International, Inc.		7,250	337,778
Enterprise Products Partners LP	†	10,290	259,102
Equitable Resources, Inc.		5,564	217,330
Exploration Company of Delaware, Inc. (The)	*	1,411	10,159
Forest Oil Corporation	*	2,458	128,062
Frontier Oil Corporation		2,878	127,639
FX Energy, Inc.	*†	1,397	16,722
Giant Industries, Inc.	*	980	57,369
Global Industries Ltd.	*	4,499	66,315
GlobalSantaFe Corporation		10,865	495,661
Grey Wolf, Inc.	*	10,142	85,497
Hanover Compressor Company	*	2,934	40,665
Harvest Natural Resources, Inc.	*†	1,620	17,383
Headwaters, Inc.	*†	1,986	74,276
Helmerich & Payne, Inc.		2,403	145,117
Holly Corporation		1,398	89,444
Holly Energy Partners, LP	†	670	29,313
Houston Exploration Company	*	1,393	93,679
Hugoton Royalty Trust		1,495	60,473
KCS Energy, Inc.	*†	2,430	66,898
Key Energy Services, Inc.	*	6,115	90,685
Kinder Morgan Management LLC	*	2,025	100,359
Laclede Group, Inc. (The)		1,025	33,302
Magellan Midstream Partners		2,860	98,012
Markwest Energy Partners, LP		680	34,639
Markwest Hydrocarbon, Inc.		1,075	26,875
McMoRan Exploration Company	*†	1,060	20,606
MDU Resources Group, Inc.		5,116	182,385
Mercury Air Group, Inc.		747	2,727
Meridian Resource Corporation	*	4,340	18,098
National Fuel Gas Company		3,702	126,608
New Jersey Resources Corporation		1,121	51,544
Newfield Exploration Company	*	6,318	310,214
Newpark Resources, Inc.	*	3,484	29,335
Noble Energy, Inc.		8,606	403,621
Northwest Natural Gas Company		1,184	44,068
Oceaneering International, Inc.	*	1,116	59,606
Oneok, Inc.		4,529	154,077
Pacific Energy Partners, LP	†	1,300	41,405
Parallel Petroleum Corporation	*	1,460	20,440
Parker Drilling Company	*	5,736	53,173
Patterson-UTI Energy, Inc.		8,214	296,361
Penn Virginia Corporation		1,000	57,710
Petrohawk Energy Corporation	*	2,587	37,279
Petroleum Development Corporation	*	1,030	39,490
Piedmont Natural Gas Company		3,432	86,383
Pioneer Drilling Co.	*	1,800	35,136
Pioneer Natural Resources Company		7,192	394,985
Plains All American Pipeline, LP		2,510	107,001
Plains Exploration & Production Company	*	3,825	163,787
Pogo Producing Company	†	2,978	175,523
Pride International, Inc.	*	7,437	212,029
Prolong International Corporation	*	34,716	3,472
Questar Corporation		4,226	372,395
Quicksilver Resources, Inc.	*†	2,850	136,202
Range Resources Corporation		3,900	150,579
Remington Oil & Gas Corporation	*	1,186	49,219
Resource America, Inc. Class A		787	13,954
SEACOR Holdings, Inc.	*	924	67,064
SEMCO Energy, Inc.	*	3,180	20,956
Smith International, Inc.	†	10,140	337,763
South Jersey Industries, Inc.		1,794	52,277
Southern Union Company	*	5,259	135,524
Southwest Gas Corporation		1,913	52,397
Southwestern Energy Company	*	3,618	265,561
Spinnaker Exploration Company	*	1,506	97,423
St. Mary Land & Exploration Company		2,784	101,894
Stone Energy Corporation	*	1,249	76,239
Sunoco Logistics Partners, LP	†	560	21,644
Superior Energy Services, Inc.	*	3,640	84,048
Swift Energy Company	*	1,642	75,122
Syntroleum Corporation	*†	2,736	39,836
TC Pipelines, LP		800	28,000
Teppco Partners LP	†	3,260	132,356
Tesoro Petroleum Corporation		3,383	227,473
Tetra Technologies, Inc.	*	1,761	54,978
Tidewater, Inc.		2,641	128,537
Todco Class A		2,903	121,084
Transmontaigne, Inc.	*	2,979	23,802
UGI Corporation		5,040	141,876
Ultra Petroleum Corporation	*†	7,684	437,066
Unit Corporation	*	2,003	110,726
United Heritage Corporation	*	3,180	2,544
Valero, LP	†	1,730	98,575
Vectren Corporation		3,776	107,050
Veritas DGC, Inc.	*	1,390	50,902
Vintage Petroleum, Inc.		2,737	124,971
Wd-40 Company		950	25,185
Western Gas Resources, Inc.		3,258	166,907
WGL Holdings, Inc.		2,286	73,449
W-H Energy Services, Inc.	*	1,378	44,675
Whiting Petroleum Corporation	*	1,733	75,975
			13,044,930
Pharmaceuticals—4.9%
Aastrom Biosciences, Inc.	*	3,290	7,732
Abgenix, Inc.	*†	3,630	46,028
Adolor Corporation	*	1,928	20,591
Albany Molecular Research, Inc.	*	1,371	16,699
Alexion Pharmaceuticals, Inc.	*†	1,698	47,001
Alfacell Corporation	*	2,756	5,236
Alkermes, Inc.	*†	4,629	77,767
Allscripts Healthcare Solutions, Inc.	*†	2,300	41,446
Alpharma, Inc. Class A		1,823	45,338
American Pharmaceutical Partners, Inc.	*†	2,057	93,923
Andrx Corporation	*	3,666	56,566
Aphton Corporation	*†	1,416	906
Arena Pharmaceuticals, Inc.	*†	1,439	14,246
ArQule, Inc.	*	2,064	16,161
Array BioPharma, Inc.	*	1,730	12,421
Atherogenics, Inc.	*†	1,604	25,712
AVANIR Pharmaceuticals Class A	*	6,100	18,849
Avant Immunotherapeutics, Inc.	*	6,670	8,671
Avax Technologies, Inc.	*	1,450	450
AVI BioPharma, Inc.	*	2,400	6,336
Barr Pharmaceuticals, Inc.	*	4,466	245,273
Bentley Pharmaceuticals, Inc.	*	711	8,496
BioMarin Pharmaceuticals, Inc.	*	4,270	37,277
Biopure Corporation Class A	*†	309	343
BioScrip, Inc.	*	3,476	22,594

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Boston Life Sciences, Inc.	*	724	$1,528
Bradley Pharmaceuticals, Inc.	*†	1,581	17,265
Cambrex Corporation		1,258	23,852
Cell Genesys, Inc.	*†	1,643	9,004
Cell Therapeutics, Inc.	*†	3,191	9,126
Cellegy Pharmaceuticals, Inc.	*	1,550	2,263
Cephalon, Inc.	*†	2,938	136,382
Charles River Laboratories International, Inc.	*	3,056	133,303
Collagenex Pharmaceuticals, Inc.	*	1,558	15,455
Columbia Laboratories, Inc.	*	1,820	6,843
Connetics Corporation	*†	1,619	27,377
Corgentech, Inc.	*	718	1,694
Cubist Pharmaceuticals, Inc.	*	3,073	66,192
Cypress Bioscience, Inc.	*	1,561	8,445
Cytogen Corporation	*	2,255	9,110
CytRx Corporation	*	4,200	4,074
Dendreon Corporation	*†	2,719	18,244
Diagnostic Products Corporation		1,264	66,651
Digene Corporation	*	726	20,691
Discovery Laboratories, Inc.	*	2,566	16,551
Durect Corporation	*†	2,700	18,495
DUSA Pharmaceuticals, Inc.	*	660	6,996
Emisphere Technologies, Inc.	*	772	3,474
Encysive Pharmaceuticals, Inc.	*	3,499	41,218
Endo Pharmaceuticals Holdings, Inc.	*	3,186	84,971
EPIX Medical, Inc.	*	961	7,400
Eyetech Pharmaceuticals, Inc.	*†	2,350	42,206
First Horizon Pharmaceutical Corporation	*†	1,614	32,070
Genaera Corporation	*†	4,787	9,186
Genelabs Technologies, Inc.	*	3,606	2,308
Genentech, Inc.	*	22,650	1,907,357
Genitope Corporation	*	990	6,871
Genta, Inc.	*	2,971	4,457
Geron Corporation	*	3,060	31,426
GTC Biotherapeutics, Inc.	*	3,988	5,543
GTx, Inc.	*†	200	1,862
Guilford Pharmaceuticals, Inc.	*	3,814	13,921
Hemispherx Biopharma, Inc.	*†	4,821	8,196
Henry Schein, Inc.	*	4,092	174,401
Herbalife, Ltd. (Cayman Islands)	*	1,300	39,182
Heska Corporation	*	4,463	3,972
Hi-Tech Pharmacal Company, Inc.	*	576	17,326
Hollis-Eden Pharmaceuticals	*†	954	6,096
Human Genome Sciences, Inc.	*†	6,428	87,357
Idexx Laboratories, Inc.	*	1,589	106,272
Idenix Pharmaceuticals, Inc.	*	740	18,574
IDM Pharma, Inc.	*	142	764
ImClone Systems, Inc.	*†	3,364	105,798
Immtech International, Inc.	*†	681	7,940
Immucor, Inc.	*	2,119	58,145
Immune Response Corporation (The)	*†	4,732	2,177
ImmunoGen, Inc.	*	1,323	9,711
Impax Laboratories, Inc.	*	586	7,076
Indevus Pharmaceuticals, Inc.	*	3,237	9,323
InKine Pharmaceutical Company, Inc.	*	4,478	16,345
Inspire Pharmaceuticals, Inc.	*	1,370	10,412
InterMune, Inc.	*†	1,586	26,248
Introgen Therapeutics, Inc.	*†	2,150	11,223
Inverness Medical Innovations, Inc.	*†	881	23,373
Invitrogen Corporation	*	2,562	192,739
Ivax Corporation	*	11,303	297,947
KOS Pharmaceuticals, Inc.	*	970	64,922
KV Pharmaceutical Company Class A	*	2,180	38,739
Large Scale Biology Corporation	*	852	707
Mannatech, Inc.	†	690	8,177
MannKind Corporation	*†	1,050	14,375
Martek Biosciences Corporation	*†	1,769	62,145
Medarex, Inc.	*†	6,332	60,281
Medicines Company	*†	2,718	62,541
Medicis Pharmaceutical Corporation Class A	†	2,862	93,187
Medifast, Inc.	*†	734	2,936
Meridian Bioscience, Inc.		2,122	43,925
MGI Pharma, Inc.	*†	3,384	78,881
Millennium Pharmaceuticals, Inc.	*†	16,036	149,616
Miravant Medical Technologies	*	4,544	1,749
Nabi Biopharmaceuticals	*	2,736	35,842
Nastech Pharmaceutical Company, Inc.	*†	1,500	21,210
Natrol, Inc.	*	1,145	2,719
NBTY, Inc.	*	3,365	79,078
NeoRx Corporation	*	2,381	2,214
Neose Technologies, Inc.	*	705	1,657
Neurobiological Technologies	*	3,137	11,952
Neurocrine Biosciences, Inc.	*†	1,739	85,541
NitroMed, Inc.	*†	730	13,140
Northfield Laboratories, Inc.	*	1,890	24,381
Novavax, Inc.	*†	1,550	2,713
Noven Pharmaceuticals, Inc.	*	1,350	18,900
NPS Pharmaceuticals, Inc.	*	1,660	16,783
Nu Skin Enterprises, Inc. Class A	†	3,019	57,512
Nuvelo, Inc.	*	2,920	28,032
Omnicare, Inc.		5,347	300,662
Onyx Pharmaceuticals, Inc.	*†	1,495	37,345
OraSure Technologies, Inc.	*	1,688	15,918
Ortec International, Inc.	*	2,273	796
OSI Pharmaceuticals, Inc.	*†	2,143	62,661
Pain Therapeutics, Inc.	*	1,319	8,297
Palatin Technologies, Inc.	*	2,104	4,839
Panacos Pharmaceuticals, Inc.	*	2,667	25,977
Par Pharmaceutical Companies, Inc.	*†	1,702	45,307
Parexel International Corporation	*	1,154	23,184
Penwest Pharmaceuticals Company	*	930	16,303
Peregrine Pharmaceuticals, Inc.	*	9,115	9,115
Perrigo Company		4,023	57,569
Pharmacopeia Drug Discovery, Inc.	*	573	2,051
Pharmacyclics, Inc.	*	1,701	15,343
Pharmion Corporation	*	900	19,629
Pozen, Inc.	*	1,015	11,155
Praecis Pharmaceuticals, Inc.	*	1,838	845
Prestige Brands Holdings, Inc.	*	1,350	16,632
Priority Healthcare Corporation Class B	*	1,846	51,430
Progenics Pharmeceuticals, Inc.	*	793	18,802
Protein Design Labs, Inc.	*†	5,161	144,508
Regeneron Pharmaceuticals, Inc.	*	2,632	24,978
Renovis, Inc.	*	800	10,824
Rigel Pharmaceuticals, Inc.	*	1,280	30,426
Salix Pharmaceuticals Ltd.	*	1,569	33,341
Sciclone Pharmaceuticals, Inc.	*†	1,700	9,588
Sepracor, Inc.	*†	5,326	314,181
Serologicals Corporation	*	1,614	36,412
SIGA Technologies, Inc.	*	4,650	4,929
Sirna Therapeutics, Inc.	*†	4,258	18,735

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund	Shares	Value
COMMON STOCKS—(Continued)
SuperGen, Inc. *	3,719	$23,430
Tanox, Inc. *	1,721	25,213
Tapestry Pharmaceuticals, Inc. *	5,222	1,932
Targeted Genetics Corporation *	6,268	4,262
Theravance, Inc. *	1,900	39,976
Third Wave Technologies, Inc. *	1,507	7,460
Titan Pharmaceuticals, Inc. *	744	1,317
United Therapeutics Corporation *	1,264	88,227
USANA Health Sciences, Inc. *	743	35,441
Valeant Pharmaceuticals International †	4,744	95,260
Vertex Pharmaceuticals, Inc. *	5,156	115,237
Vion Pharmaceuticals, Inc. *	4,504	9,774
Viropharma, Inc. *	1,762	36,650
XOMA Ltd. *†	4,977	8,760
Zymogenetics, Inc. *	2,343	38,660
		7,917,706
Real Estate—6.1%
Acadia Realty Trust REIT	1,319	23,729
Affordable Residential Communities REIT †	1,710	17,288
Agree Realty Corporation REIT	515	14,549
Alderwoods Group, Inc. *	1,840	30,139
Alexander’s, Inc. REIT *	162	43,740
Alexandria Real Estate Equities, Inc. REIT	963	79,630
AMB Property Corporation REIT	3,850	172,865
American Financial Realty Trust REIT	6,305	89,531
American Land Lease, Inc. REIT	729	17,314
American Mortgage Acceptance Corporation REIT	1,732	24,577
American Real Estate Partners, LP	590	22,125
AMLI Residential Properties Trust REIT	1,544	49,516
Annaly Mortgage Management, Inc. REIT †	5,531	71,626
Anthracite Capital, Inc. REIT	2,180	25,244
Arden Realty, Inc. REIT	3,070	126,392
Arizona Land Income Corporation REIT Class A	1,050	5,271
Avalonbay Communities, Inc. REIT †	3,576	306,463
Bedford Property Investors REIT	1,287	30,682
BioMed Realty Trust, Inc. REIT	2,100	52,080
Boston Properties, Inc. REIT	5,301	375,841
Brandywine Realty Trust REIT	2,580	80,212
BRE Properties Class A REIT	2,213	98,479
BRT Realty Trust REIT	916	21,407
California Coastal Communities, Inc. *	1,028	36,206
Camden Property Trust REIT †	2,734	152,421
Capital Alliance Income Trust Ltd. REIT	799	6,991
Capital Automotive REIT	2,097	81,175
Capstead Mortgage Corporation REIT †	3,310	22,872
CarrAmerica Realty Corporation REIT	2,346	84,339
CB Richard Ellis Group, Inc. Class A *	2,720	133,824
CBL & Associates Properties, Inc. REIT †	2,928	120,019
Cedar Shopping Centers, Inc. REIT	1,693	24,498
Centerpoint Properties Trust REIT †	2,246	100,621
Colonial Properties Trust REIT	1,962	87,270
Commercial Net Lease Realty REIT	2,357	47,140
Consolidated-Tomoka Land Company	280	19,040
Correctional Properties Trust REIT	1,307	38,439
Cousins Properties, Inc. REIT	1,838	55,544
Crescent Real Estate EQT Company REIT	4,528	92,869
Developers Diversified Realty Corporation REIT	5,294	247,230
Duke Realty Corporation REIT	6,710	227,335
Eastgroup Properties, Inc. REIT	1,308	57,225
Entertainment Properties Trust REIT	1,069	47,709
Equity Inns, Inc. REIT	3,295	44,483
Equity One, Inc. REIT	2,619	60,892
Essex Property Trust, Inc. REIT	1,217	109,530
Extra Space Storage, Inc. REIT †	2,000	30,760
Federal Realty Investment Trust REIT	2,671	162,744
FelCor Lodging Trust, Inc. REIT *	3,135	47,495
First Industrial Realty Trust, Inc. REIT	2,030	81,302
Forest City Enterprises, Inc. Class A	3,068	116,891
General Growth Properties, Inc. REIT †	10,940	491,534
Getty Realty Corporation REIT	1,418	40,810
Glenborough Realty Trust, Inc. REIT	1,512	29,030
Glimcher Realty Trust REIT	2,205	53,956
Grubb and Ellis Company *	653	3,820
Health Care Property Investors, Inc. REIT †	6,174	166,636
Health Care REIT, Inc.	2,615	96,990
Healthcare Realty Trust, Inc. REIT	2,271	91,158
Heritage Property Investment Trust REIT	1,452	50,820
Highwoods Properties, Inc. REIT	2,393	70,617
HMG Courtland Properties REIT	1,250	14,275
Home Properties, Inc. REIT	1,701	66,764
Hospitality Properties Trust REIT	3,094	132,609
Host Marriott Corporation REIT †	15,757	266,293
HRPT Properties Trust REIT	8,803	109,245
IMPAC Mortgage Holdings, Inc. REIT †	3,518	43,131
Innkeepers USA Trust REIT	3,005	46,427
iStar Financial, Inc. REIT	5,212	210,721
Jones Lang Lasalle, Inc.	1,311	60,385
Kimco Realty Corporation REIT	9,216	289,567
Lexington Corporate Properties Trust REIT	2,260	53,223
Liberty Property Trust REIT †	3,922	166,842
Mack-Cali Realty Corporation REIT	2,838	127,540
Maguire Properties, Inc. REIT	1,740	52,287
Mid-America Apartment Communities, Inc. REIT	1,300	60,463
Mills Corporation (The) REIT †	2,650	145,962
Mission West Properties REIT	1,418	14,237
Monmouth Capital Corporation	2,974	16,863
Monmouth Class A REIT	2,978	24,390
National Health Investors, Inc. REIT	1,198	33,077

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nationwide Health Properties, Inc. REIT		3,112	$72,510
New Plan Excel Realty Trust REIT		4,691	107,658
Newcastle Investment Corporation REIT		2,065	57,614
Novastar Financial, Inc. REIT	†	1,611	53,147
Pan Pacific Retail Properties, Inc. REIT		1,910	125,869
Parkway Properties, Inc. REIT		747	35,049
PMC Commercial Trust REIT		2,035	27,330
Post Properties, Inc. REIT		2,048	76,288
Prentiss Properties Trust REIT	†	1,864	75,678
RAIT Investment Trust REIT		1,592	45,372
Rayonier, Inc. REIT		2,625	151,253
Realty Income Corporation REIT		3,480	83,207
Redwood Trust, Inc. REIT	†	1,229	59,742
Regency Centers Corporation REIT	†	2,856	164,077
Senior Housing Properties Trust REIT		3,106	59,014
Shurgard Storage Centers, Inc. REIT Class A		2,121	118,500
SL Green Realty Corporation REIT	†	1,976	134,724
Sovran Self Storage, Inc. REIT	†	859	42,048
St. Joe Company (The)		3,407	212,767
Stewart Enterprises, Inc. Class A		4,116	27,289
Sun Communities, Inc. REIT		1,061	34,758
Taubman Centers, Inc. REIT		2,574	81,596
Thornburg Mortgage, Inc. REIT		4,129	103,473
Town & Country Trust, REIT	†	1,271	36,884
Trammell Crow Company	*	2,116	52,223
Trizec Properties, Inc. REIT		4,214	97,175
United Capital Corporation	*	690	16,187
United Dominion Realty Trust, Inc. REIT	†	6,564	155,567
Ventas, Inc. REIT		5,414	174,331
W.P. Carey & Company LLC		1,593	42,884
Washington REIT		1,835	57,087
Weingarten Realty Investors REIT		3,844	145,495
			9,872,032
Restaurants—1.1%
AFC Enterprises, Inc.		1,000	11,540
Applebee’s International, Inc.		4,415	91,346
Aramark Corporation Class B		5,574	148,882
Back Yard Burgers, Inc.	*	1,698	8,507
Bob Evans Farms, Inc.		1,465	33,270
Brinker International, Inc.	*†	4,515	169,583
CEC Entertainment, Inc.	*†	1,994	63,329
CKE Restaurants, Inc.	†	3,046	40,146
California Pizza Kitchen, Inc.	*	970	28,363
CBRL Group, Inc.		2,550	85,833
Checkers Drive-In Restaurant	*	940	14,363
Cheesecake Factory (The)	*†	3,914	122,273
Cosi, Inc.	*	1,320	12,962
Dave & Buster’s, Inc.	*	1,440	19,224
Domino’s Pizza, Inc.		1,940	45,241
Host America Corporation	*	1,308	1,066
IHOP Corporation		1,079	43,958
Jack in the Box, Inc.	*	1,878	56,171
Krispy Kreme Doughnuts, Inc.	*†	2,574	16,113
Landry’s Restaurants, Inc.		1,254	36,742
Lone Star Steakhouse & Saloon, Inc.		1,125	29,250
Luby’s, Inc.	*	1,630	21,288
O’Charley’s, Inc.	*	1,092	15,627
Outback Steakhouse, Inc.		3,710	135,786
Papa John’s International, Inc.	*	806	40,397
PF Chang’s China Bistro, Inc.	*†	1,340	60,072
Rare Hospitality International, Inc.	*	1,475	37,908
Red Robin Gourmet Burgers, Inc.	*†	693	31,767
Ruby Tuesday, Inc.	†	3,477	75,660
Ryan’s Restaurant Group, Inc.	*	1,918	22,383
Sonic Corporation	*	3,037	83,062
Steak N Shake Company (The)	*	1,268	23,014
Texas Roadhouse, Inc. Class A	*	2,820	42,018
Triarc Companies Class B		2,886	44,069
			1,711,213
Retailers—2.9%
1-800-FLOWERS.COM, Inc.	*	2,113	14,812
99 Cents Only Stores	*	2,727	25,225
AC Moore Arts & Crafts, Inc.	*†	877	16,821
Action Performance Companies, Inc.		1,523	19,038
Advance Auto Parts, Inc.	*	5,595	216,415
Alloy, Inc.	*	1,850	8,954
Amazon.Com, Inc.	*†	14,504	657,031
BJ’s Wholesale Club, Inc.	*†	3,379	93,936
Barnes & Noble, Inc.		2,855	107,634
Bell Microproducts, Inc.	*	1,146	11,494
Big 5 Sporting Goods Corporation		1,072	25,578
Blair Corporation		306	11,288
Bluefly, Inc.	*	2,341	3,582
Bombay Company, Inc. (The)	*	2,630	11,598
Borders Group, Inc.		3,582	79,413
Brookstone, Inc.	*	920	18,345
Build-A-Bear Workshop, Inc.	*†	380	8,474
CSK Auto Corporation	*	1,990	29,611
Cabela’s, Inc. Class A	*†	2,190	40,230
Casey’s General Stores, Inc.		2,409	55,889
Cash America International, Inc.		1,301	26,996
Central Garden & Pet Company	*	965	43,666
Coldwater Creek, Inc.	*	1,909	48,145
Cost Plus, Inc.	*	1,015	18,422
Design Within Reach, Inc.	*	1,210	10,926
Dick’s Sporting Goods, Inc.	*	1,632	49,140
Dollar Tree Stores, Inc.	*†	5,591	121,045
Drugstore.Com, Inc.	*†	3,800	14,060
Electronics Boutique Holdings Corporation	*	652	40,972
Fastenal Company		3,499	213,754
Foot Locker, Inc.		7,361	161,500
Fred’s, Inc.	†	1,781	22,280
GameStop Corporation Class A	*†	1,801	56,677
GameStop Corporation Class B	*†	1,034	29,355
GSI Commerce, Inc.	*†	1,470	29,253
Guitar Center, Inc.	*	1,300	71,773
Hancock Fabrics, Inc.	†	1,321	8,890
Haverty Furniture Companies, Inc.		1,111	13,588
Hibbett Sporting Goods, Inc.	*	1,397	31,072
J. Jill Group, Inc. (The)	*	1,016	16,073
Jo-Ann Stores, Inc.	*	1,266	21,902
Kenneth Cole Productions, Inc. Class A		956	26,089
Kirkland’s, Inc.	*	833	6,339
Linens ’N Things, Inc.	*	1,904	50,837
Longs Drug Stores Corporation		1,508	64,678
MarineMax, Inc.	*	800	20,392
Marvel Entertainment, Inc.	*†	4,501	80,433
Men’s Wearhouse, Inc.	*	2,347	62,665
Michaels Stores, Inc.		6,578	217,469
Movie Gallery, Inc.	†	1,146	11,907

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
MSC Industrial Direct Company Class A		2,332	$77,352
Neiman-Marcus Group, Inc. Class A		2,212	221,089
Nitches, Inc.	*	950	4,845
O’Reilly Automotive, Inc.	*	5,134	144,676
Overstock.com, Inc.	*†	771	29,568
PC Connection, Inc.	*	855	4,651
Petco Animal Supplies, Inc.	*	1,932	40,881
Petsmart, Inc.	†	7,244	157,774
Pier 1 Imports, Inc.		3,763	42,409
Priceline.com, Inc.	*	1,549	29,927
Restoration Hardware, Inc.	*	2,795	17,664
Retail Ventures, Inc.	*	1,372	15,065
Rite Aid Corporation	*	20,883	81,026
Saks, Inc.	*†	5,812	107,522
Samsonite Corporation	*	1,134	799
School Specialty, Inc.	*†	1,184	57,756
SCP Pool Corporation		2,436	85,089
Sharper Image Corporation	*	649	8,177
Shopko Stores, Inc.	*	1,850	47,212
Sports Authority, Inc. (The)	*†	1,017	29,940
Sportsman’s Guide, Inc. (The)	*	570	15,561
Stamps.com, Inc.	*	1,050	18,071
Stein Mart, Inc.		1,591	32,297
Stride Rite Corporation		2,389	30,627
Systemax, Inc.	*	1,358	9,560
Trans World Entertainment Corporation	*	1,932	15,243
Tuesday Morning Corporation	†	1,816	46,980
Tweeter Home Entertainment Group, Inc.	*	1,129	3,714
Valuevision Media, Inc. Class A	*	1,742	19,772
Whitehall Jewellers, Inc.	*	2,300	3,887
Williams-Sonoma, Inc.	*	4,478	171,731
Zale Corporation	*	2,370	64,417
			4,680,948
Telecommunications—0.0%
Superior Telecom, Inc.	*‡d	2,014	—
Telephone Systems—1.6%
Adtran, Inc.		2,897	91,256
Alamosa Holdings, Inc.	*	7,031	120,300
Alaska Communications Systems Group, Inc.		2,850	32,604
Audiovox Corporation Class A	*	1,218	17,028
Brightpoint, Inc.	*	1,311	25,093
C2 Global Technologies, Inc.	*	678	190
Centennial Communications Corporation	*	1,166	17,467
Cincinnati Bell, Inc.	*	12,616	55,637
Commonwealth Telephone Enterprises, Inc.		1,247	47,012
Covad Communications Group, Inc.	*	13,041	13,823
D&E Communications, Inc.		1,712	15,528
Deltathree, Inc.	*	2,553	7,531
Dobson Communications Corporation Class A	*†	6,456	49,582
DSL.Net, Inc.	*	1,850	148
Equinix, Inc.	*	1,013	42,191
Forgent Networks, Inc.	*	1,350	1,850
General Communication Class A	*	2,517	24,918
Global Crossing, Ltd. (Bermuda)	*†	620	9,120
Global Payments, Inc.		1,860	144,559
Goamerica, Inc.	*	24	105
Hickory Tech Corporation		652	5,738
IDT Corporation	*	679	8,352
IDT Corporation Class B	*	2,900	35,351
Iowa Telecommunications Services, Inc.		1,460	24,557
j2 Global Communications, Inc.	*†	1,277	51,616
LCC International, Inc. Class A	*	1,000	2,500
Leap Wireless International, Inc.	*	1,800	63,360
Level 3 Communications, Inc.	*†	33,938	78,736
Lightbridge, Inc.	*	1,288	10,407
Mastec, Inc.	*	2,049	22,334
MCI, Inc.	†	13,890	352,389
Net2Phone, Inc.	*	1,324	2,317
NeuStar, Inc. Class A	*	1,290	41,267
Nextel Partners, Inc. Class A	*†	2,196	55,120
NII Holdings, Inc. Class B	*	2,800	236,460
North Pittsburgh Systems, Inc.		650	13,267
Novatel Wireless, Inc.	*†	949	13,732
NTL, Inc.	*	3,772	251,970
Primus Telecommunications GP	*	4,516	4,606
RCN Corp.	*†	2,170	46,047
Redback Networks, Inc.	*	3,769	37,388
Rural Cellular Corporation Class A	*	1,266	15,395
SAVVIS Inc.	*	6,126	4,901
SunCom Wireless Holdings, Inc.—Class A	*	2,699	9,285
SureWest Communications		644	18,470
Talk America Holdings, Inc.	*†	1,398	13,183
Telecommunication Systems, Inc.	*	1,200	3,137
Teleglobe International Holdings Ltd. (Bermuda)	*	1,375	6,064
Telephone & Data Systems, Inc.		2,898	113,022
Telephone & Data Systems, Inc.		2,448	91,922
Time Warner Telecom, Inc. Class A	*	2,429	18,946
Trinsic, Inc.	*	113	185
Ubiquitel, Inc.	*	4,079	35,650
US Cellular Corporation	*	921	49,200
Visual Networks, Inc.	*	6,068	8,313
West Corporation	*	1,135	42,438
Wireless Facilities, Inc.	*	2,399	13,914
			2,517,481
Textiles, Clothing & Fabrics—0.7%
Albany International Corporation Class A		1,437	52,982
Brown Shoe Company, Inc.		796	26,268
Columbia Sportswear Company	*†	723	33,547
Culp, Inc.	*	888	4,156
Deckers Outdoor Corporation	*†	450	10,827
DHB Industries, Inc.	*	1,420	5,950
Genesco, Inc.	*	1,421	52,918
Guess ?, Inc.	*	775	16,608
Gymboree Corporation	*	1,400	19,096
Innovo Group, Inc.	*	3,158	6,221
Interface, Inc. Class A	*	2,080	17,181
Kellwood Company		1,171	30,270
K-Swiss, Inc. Class A		1,026	30,339
Mohawk Industries, Inc.	*	2,581	207,125
Mossimo, Inc.	*	2,807	13,959
Mothers Work, Inc.	*	600	6,000
Oxford Industries, Inc.		956	43,135
Phillips-Van Heusen Corporation		1,737	53,882
Polo Ralph Lauren Corporation		2,733	137,470
Polymer Group Escrow	‡d	1,566	—
Quaker Fabric Corporation	*	2,550	7,064
Quiksilver, Inc.	*	6,280	90,746

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Russell Corporation		1,340	$18,814
Skechers U.S.A., Inc. Class A	*	970	15,879
Sport-Haley, Inc.	*	1,043	4,506
Steven Madden Ltd.	*	1,062	24,341
Tag-It Pacific, Inc.	*	1,335	1,095
Tarrant Apparel Group	*	1,107	3,476
Timberland Company Class A	*	2,642	89,247
Warnaco Group, Inc. (The)	*	2,200	48,202
Wolverine World Wide, Inc.		3,299	69,444
			1,140,748
Transportation—2.1%
Alexander & Baldwin, Inc.		2,196	116,915
Arctic Cat, Inc.		698	14,337
Arkansas Best Corporation		903	31,488
C.H. Robinson Worldwide, Inc.	†	4,046	259,430
Celadon Group, Inc.	*	450	10,035
CNF, Inc.		2,760	144,900
Dynamex, Inc.	*	760	11,886
Expedia, Inc.	*†	13,936	276,072
Expeditors International Washington, Inc.	†	5,307	301,331
Fleetwood Enterprises, Inc.	*	2,530	31,119
Florida East Coast Industries		1,093	49,502
Forward Air Corporation		1,432	52,755
GATX Corporation		2,367	93,615
General Maritime Corporation	†	1,847	67,988
Genesee & Wyoming, Inc. Class A	*†	1,581	50,118
Gulfmark Offshore, Inc.	*	1,000	32,270
Heartland Express, Inc.		3,166	64,396
HUB Group, Inc. Class A	*	860	31,571
JB Hunt Transport Services, Inc.	†	6,334	120,409
Kansas City Southern	*†	3,224	75,151
Kirby Corporation	*	1,179	58,278
Laidlaw International, Inc.		4,830	116,741
Landstar System, Inc.		3,156	126,335
Maritrans, Inc.		390	12,480
Navigant International, Inc.	*†	710	8,786
Old Dominion Freight Line, Inc.	*	1,189	39,820
OMI Corporation		4,585	81,934
Overseas Shipholding Group		1,338	78,046
P.A.M. Transportation Services, Inc.	*	339	5,478
Pacer International, Inc.		1,665	43,889
Pegasus Solutions, Inc.	*	1,147	10,300
Polaris Industries, Inc.		2,090	103,560
Quality Distribution, Inc.	*	914	7,303
RailAmerica, Inc.	*	2,807	33,403
Royal Caribbean Cruises Ltd.		5,600	241,920
Rural/Metro Corporation	*	1,600	14,160
SCS Transportation, Inc.	*	902	14,170
Sirva, Inc.	*	1,337	9,974
Swift Transportation Company, Inc.	*	3,009	53,259
Teekay Shipping Corporation (Bahama Islands)		1,600	68,880
Thor Industries, Inc.		2,521	85,714
Trinity Industries, Inc.	†	2,034	82,357
UTI Worldwide, Inc. (Luxembourg)		500	38,850
US Shipping Partners, LP		680	17,170
Wabtec Corporation		2,487	67,845
Werner Enterprises, Inc.		2,916	50,418
West Marine, Inc.	*†	803	11,868
Yellow Roadway Corporation	*	2,568	106,367
			3,424,593
Transportation Services—0.0%
Velocity Express Corporation	*	2	7
Water Companies—0.2%
American States Water Company		920	30,783
Aqua America, Inc.		4,717	179,340
California Water Service Group		965	39,758
Connecticut Water Service, Inc.		500	12,360
Middlesex Water Company		1,250	28,063
Pico Holdings, Inc.	*	400	14,056
SJW Corporation		506	24,430
Southwest Water Company		2,110	30,595
			359,385
TOTAL COMMON STOCKS
(Cost $110,280,298)			158,803,947

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
3.430%	12/08/2005	**
(Cost $298,056)			$300,000	298,056

	Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Monogram Biosciences, Inc. Rights, Expires TBD
(Cost $4,280)	9,010	3,244

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 02/07/2010	‡	264	868
Equitex, Inc. Warrants, Expires 02/07/2010	‡	264	61
(Cost $0)			929

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—19.2%
Institutional Money Market Funds—0.8%
American Beacon Funds
3.682%	10/03/2005	††	$377,553	377,553
BGI Institutional Fund
3.779%	10/03/2005	††	757,095	757,095
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	201,362	201,362
				1,336,010
Bank & Certificate Deposits/ Offshore Time Deposits—14.5%
Bank of Montreal
3.790%	11/01/2005	††	755,106	755,106
Bank of Nova Scotia
3.770%	10/31/2005	††	880,957	880,957
Bank of Nova Scotia
3.660%	10/11/2005	††	785,568	785,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank of the West (The)
3.760%	10/28/2005	††	$251,702	$251,702
Barclays
3.710%	10/14/2005	††	427,893	427,893
Barclays
3.700%	10/14/2005	††	553,744	553,744
Barclays
3.615%	10/03/2005	††	620,430	620,430
Blue Ridge Asset
3.779%	10/20/2005	††	755,106	755,106
BNP Paribas
3.750%	10/28/2005	††	755,106	755,106
Citigroup
3.630%	10/31/2005	††	1,006,808	1,006,808
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	1,258,510	1,258,510
Fortis Bank
3.810%	10/07/2005	††	402,723	402,723
Fortis Bank
3.720%	10/18/2005	††	503,404	503,404
Grampian Funding LLC
3.763%	10/20/2005	††	629,255	629,255
Greyhawk Funding
3.742%	10/17/2005	††	373,380	373,380
Greyhawk Funding
3.660%	10/05/2005	††	377,553	377,553
Lloyds TSB Bank
3.760%	10/28/2005	††	377,553	377,553
Merrill Lynch & Company
3.928%	10/03/2005	††	2,058,117	2,058,117
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	503,404	503,404
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	377,553	377,553
Ranger Funding
3.752%	10/17/2005	††	503,404	503,404
Royal Bank of Canada
3.780%	10/06/2005	††	1,423,791	1,423,791
Royal Bank of Scotland
3.760%	11/01/2005	††	1,258,510	1,258,510
Sheffield Receivables Corporation
3.711%	10/13/2005	††	755,106	755,106
Societe Generale
3.780%	10/03/2005	††	1,258,510	1,258,510
Svenska Handlesbanken
3.875%	10/03/2005	††	1,189,174	1,189,174
Toronto Dominion Bank
3.680%	10/04/2005	††	377,553	377,553
UBS AG
3.750%	10/31/2005	††	503,404	503,404
Wachovia Bank NA
3.760%	10/25/2005	††	1,006,808	1,006,808
Wells Fargo
3.770%	10/19/2005	††	755,106	755,106
Yorktown Capital LLC
3.755%	10/05/2005	††	629,255	629,255
				23,314,493
Floating Rate Instruments/Master Notes—3.9%
Bank of America
3.770%	10/18/2005	††	503,404	503,404
Bank of America
3.770%	11/28/2005	††	923,746	923,746
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	783,635	783,635
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	503,404	503,404
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	503,403	503,403
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	878,181	878,181
Harris Trust & Savings Bank
3.795%	11/04/2005	††	251,702	251,702
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	302,042	302,042
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	880,957	880,957
Rabobank Nederland
3.940%	05/31/2006	††	629,255	629,255
				6,159,729
TOTAL CASH EQUIVALENTS
(Cost $30,810,232)				30,810,232

REPURCHASE AGREEMENTS—0.7%
IBT Repurchase Agreement dated 9/30/05 due 10/03/05, with a maturity value of $1,189,903 and an effective yield of 3.15% collateralized by U.S. Government Agency Obligations with rates ranging from 4.124% to 6.625%, maturity dates ranging from 11/25/15 to 2/01/33 and an aggregate market value of $1,249,070.			1,189,591	1,189,591
TOTAL INVESTMENTS—119.0%
(Cost $142,582,457)				191,105,999
Other assets less liabilities—(19.0%)				(30,532,817)
NET ASSETS—100.0%				$160,573,182

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 09/30/2005.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—95.2%
Australia—5.2%
Alumina Ltd.	9,769	$45,802
Amcor Ltd.	6,658	34,032
AMP Ltd.	14,723	83,895
Ansell Ltd.	1,154	9,957
Aristocrat Leisure Ltd.	2,492	22,617
Australia & New Zealand Banking Group Ltd.	14,326	262,777
Australian Gas Light Company Ltd.	3,943	44,740
Australian Stock Exchange Ltd.	1,427	29,560
AXA Asia Pacific Holdings Ltd.	6,227	23,168
BHP Billiton Ltd.	28,426	485,666
BHP Steel Ltd.	6,292	46,036
Boral Ltd.	4,574	28,207
Brambles Industries Ltd. †	8,129	55,162
Centro Properties Group	6,737	30,851
Coca-Cola Amatil Ltd.	4,581	27,733
Cochlear Ltd.	439	13,161
Coles Myer Ltd.	9,062	71,130
Commonwealth Bank of Australia	10,013	293,793
Commonwealth Property Office Fund	9,253	8,947
Computershare Ltd.	3,876	19,608
CSL Ltd.	1,706	50,074
CSR Ltd.	7,472	17,680
DB RREEF Trust	34,466	36,051
Foster’s Group Ltd.	16,449	73,176
Futuris Corporation Ltd.	5,023	8,105
Gandel Retail Trust	11,855	16,358
General Property Trust	15,454	46,080
Harvey Norman Holdings Ltd.	4,015	8,604
Iluka Resources Ltd.	1,488	9,977
ING Industrial Fund	5,066	9,138
Insurance Australia Group Ltd.	12,836	53,582
Investa Property Group	13,263	21,194
John Fairfax Holdings Ltd.	7,612	26,445
Leighton Holdings Ltd.	1,184	12,927
Lend Lease Corporation Ltd.	3,584	38,356
Lion Nathan Ltd.	2,567	16,474
Macquarie Bank Ltd.	1,848	106,432
Macquarie Goodman Group	9,246	30,016
Macquarie Infrastructure Group	16,687	51,162
Mayne Group Ltd.	4,793	19,729
Mirvac Group	6,564	20,279
Multiplex Group	5,365	12,437
National Australia Bank Ltd.	12,298	310,223
Newcrest Mining Ltd.	2,913	46,740
OneSteel Ltd.	7,510	21,920
Orica Ltd.	2,417	38,777
Origin Energy Ltd.	7,198	40,218
Pacific Brands Ltd.	4,298	9,389
PaperlinX Ltd.	3,665	8,869
Patrick Corporation Ltd.	4,367	23,050
Perpetual Trustees Australia Ltd.	532	27,517
Publishing & Broadcasting Ltd.	938	11,817
QBE Insurance Group Ltd.	6,190	88,395
Qantas Airways Ltd.	6,946	17,911
Rinker Group Ltd.	7,406	94,246
Rio Tinto Ltd. †	2,278	103,017
Santos Ltd.	5,210	49,642
Sonic Healthcare Ltd.	2,150	25,524
Stockland	10,894	51,280
Suncorp-Metway Ltd.	4,728	71,328
Tabcorp Holdings Ltd.	4,560	60,127
Telstra Corporation Ltd.	16,370	50,665
Toll Holdings Ltd.	2,773	29,487
Transurban Group	7,087	38,990
Wesfarmers Ltd.	3,017	92,637
Westfield Group	12,022	154,322
Westpac Banking Corporation	13,812	222,740
Woodside Petroleum Ltd.	4,065	111,641
Woolworths Ltd. †	8,360	106,280
		4,227,870
Austria—0.4%
Bank Austria Creditanstalt AG	309	34,774
Boehler-Uddeholm	144	24,322
Erste Bank der Oesterreichischen Sparkassen AG	990	53,181
Flughafen Wien AG	67	4,526
IMMOFINANZ Immobilien Anlagen AG *	2,810	27,328
Mayr-Melnhof Karton AG	31	4,524
OMV AG	1,430	85,208
RHI AG *	126	3,764
Telekom Austria AG	2,978	59,529
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	80	28,199
Voestalpine AG	231	20,421
Wienerberger AG	487	19,262
		365,038
Belgium—1.2%
Agfa Gevaert NV	895	21,680
Barco NV	80	6,198
Bekaert SA	118	9,693
Belgacom SA	1,211	41,246
Cofinimmo	39	6,166
Colruyt SA	113	14,779
Compagnie Maritime Belge SA	135	4,728
Delhaize Group	606	36,035
Dexia	4,498	101,809
D’ieteren NV	21	5,022
Electrabel SA	220	110,812
Euronav SA Private Equity	162	5,338
Fortis	9,182	267,592
Groupe Bruxelles Lambert SA	596	58,410
Interbrew	1,409	56,013
KBC Bancassurance Holding	1,453	118,195
Mobistar SA	227	18,733
Omega Pharma SA	155	8,787
Solvay SA	501	58,513
UCB SA	691	36,688
Umicore	198	21,713
		1,008,150
Bermuda—0.1%
Frontline Ltd.	315	14,004
Kerry Properties Ltd.	4,000	10,142
Orient Overseas International Ltd.	2,200	8,230
Yue Yuen Industrial Holdings	3,500	9,630
		42,006
Cayman Islands—0.0%
ASM Pacific Technology Ltd.	500	2,442
Hutchison Telecommunications International Ltd. *	6,000	8,706
		11,148
Denmark—0.7%
AP Moller-Maersk A/S	9	92,347
Bang & Olufsen A/S Class B	79	6,854

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Coloplast A/S Class B	274	$16,765
Danisco A/S	452	30,608
Danske Bank A/S	3,297	101,343
DSV DE Sammenslut Vogn A/S	231	24,657
FLS Industries AS Class B	149	4,177
GN Store Nord	2,031	26,954
H. Lundbeck A/S	507	12,924
Kobenhavns Lufthavne	36	9,050
NKT Holding A/S	179	7,636
Novo Nordisk A/S Class B	1,919	95,286
Novozymes A/S Class B	193	9,990
Ostasiatiske Kompagni	186	13,862
TDC A/S	1,606	86,700
Topdanmark A/S *	178	14,222
Vestas Wind Systems A/S †*	1,566	38,016
William Demant Holding *	208	9,795
		601,186
Finland—1.4%
Amer Group	569	10,906
Cargotec Corp. *	332	10,042
Elisa Oyj Class A	1,201	20,856
Fortum Oyj	3,290	66,125
KCI Konecranes Oyj	99	4,600
Kesko Oyj Class B	422	11,738
Kone Oyj *	332	22,622
Metso Oyj	826	21,054
Neste Oil Oyj *	722	26,743
Nokia Oyj	35,483	600,049
Nokian Renkaat OYJ	850	20,216
Orion-Yhtymae Oy Class B	552	12,329
Outokumpu Oyj	669	8,966
Pohjola Group PLC Class D	503	8,101
Rautaruukki Oyj	940	21,151
Sampo Oyj	3,349	53,339
Stora Enso Oyj Class R	5,046	69,655
Tietoenator Oyj	743	25,105
UPM-Kymmene Oyj	4,270	85,835
Uponor Oyj	478	11,092
Wartsila Oyj Class B	477	15,252
		1,125,776
France—8.7%
Accor SA	1,632	82,919
Air France	924	15,531
Air Liquide	852	157,498
Alcatel SA *	9,857	132,733
Alstom *	31	37
Alstom *	863	41,111
Atos Origin *	486	34,574
Autoroutes du Sud de la France	624	36,286
AXA	11,304	312,055
BNP Paribas	6,274	479,044
Bouygues SA	1,626	75,819
Business Objects SA *	511	17,815
Cap Gemini SA *	988	38,732
Carrefour SA	4,449	206,069
Casino Guichard Perrachon SA	278	19,857
Cie de Saint-Gobain	2,440	141,166
Cie Generale D’Optique Essilor International SA	804	66,789
CNP Assurances	313	21,078
Credit Agricole SA	4,821	142,011
Dassault Systemes SA	456	23,691
France Telecom SA	13,418	387,349
Groupe Danone	1,912	207,774
Hermes International	68	16,120
Imerys SA	256	19,094
Klepierre	330	33,256
LVMH Moet Hennessy Louis Vuitton SA	1,953	161,760
Lafarge SA	1,346	119,004
Lagardere S.C.A.	1,032	73,679
L’Oreal SA †	2,409	187,224
Michelin (C.G.D.E.) Class B	1,174	69,367
Neopost SA	339	32,978
PagesJaunes SA	602	16,526
Pernod-Ricard	410	72,554
Peugeot SA	1,221	83,487
Pinault-Printemps-Redoute SA	549	57,984
Publicis Groupe	1,011	32,270
Renault SA	1,496	142,713
Safran SA	1,470	31,821
Sanofi-Synthelabo SA	8,378	696,233
Schneider Electric SA	1,799	142,568
Societe BIC SA	239	14,183
Societe Generale Class A	2,726	312,524
Societe Television Francaise[1]	986	26,299
Sodexho Alliance SA	760	28,795
Suez SA	7,171	207,906
Technip SA	804	47,758
Thales SA	617	28,757
Thomson	2,041	42,682
Total SA	4,496	1,228,111
Unibail	458	66,644
Valeo SA	528	22,056
Veolia Environnement	2,566	108,859
Vinci SA	1,266	109,445
Vivendi Universal SA	8,581	281,729
Zodiac SA	343	20,333
		7,174,657
Germany—6.2%
Adidas-Salomon AG	355	62,024
Allianz AG	2,882	390,474
Altana AG	583	32,802
BASF AG	4,231	319,507
Bayer AG	5,216	192,019
Bayerische Hypo-und Vereinsbank AG *	4,614	130,543
Beiersdorf AG	140	16,126
Carlsberg AS Class B	270	15,872
Celesio AG	274	24,113
Commerzbank AG	3,671	100,593
Continental AG	1,091	90,139
DaimlerChrysler AG	7,168	382,422
Deutsche Bank AG	3,868	362,712
Deutsche Boerse AG	869	83,374
Deutsche Lufthansa AG	1,804	24,022
Deutsche Post AG	4,710	110,622
Deutsche Telekom AG	21,705	396,900
Douglas Holding AG	278	10,595
Epcos AG *	335	4,395
Fresenius Medical Care AG †	282	25,775
Hypo Real Estate Holding	1,072	54,417
Infineon Technologies AG *	5,447	53,999
KarstadtQuelle AG *	380	5,161
Linde AG	660	48,878
Man AG	1,199	61,791
Merck AG	402	33,976
Metro AG	1,167	57,749
MLP AG	575	12,062
Muenchener Rueckversicherungs AG	1,469	168,434
Puma AG Rudolf Dassler Sport	131	35,695

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
RWE AG	3,353	$222,788
SAP AG	1,764	306,338
Schering AG	1,315	83,448
Siemens AG	6,365	493,166
Suedzucker AG	374	8,527
ThyssenKrupp AG †	2,662	55,822
TUI AG †	1,319	28,225
E.ON AG	4,933	455,209
Volkswagen AG †	1,842	113,811
		5,074,525
Greece—0.6%
Alpha Bank AE	2,004	56,953
Coca Cola Hellenic Bottling Company SA	940	27,334
Commercial Bank of Greece *	480	14,164
Cosmote Mobile Communications SA	860	17,177
EFG Eurobank Ergasias SA	1,560	48,639
Folli-Follie SA	100	3,007
Germanos SA	420	6,827
Hellenic Duty Free Shops SA	100	1,888
Hellenic Petroleum SA	890	13,919
Hellenic Technodomiki Tev SA	480	2,545
Hellenic Telecommunications Organization SA *	2,130	42,768
Hyatt Regency SA	300	3,715
Intracom SA	500	3,482
National Bank of Greece SA	2,300	92,368
OPAP SA	1,460	45,588
Piraeus Bank SA	1,500	31,500
Public Power Corporation	810	17,891
Technical Olympic SA	500	3,376
Titan Cement Company SA	500	16,748
Viohalco	930	6,401
		456,290
Hong Kong—1.6%
Bank of East Asia Ltd.	10,600	31,058
BOC Hong Kong Holdings Ltd.	31,000	62,276
Cathay Pacific Airways Ltd.	8,000	14,268
Cheung Kong Holdings Ltd.	13,000	147,260
CLP Holdings Ltd.	15,000	89,558
Esprit Holdings Ltd.	7,500	56,090
Giordano International Ltd.	10,000	6,912
Hang Lung Properties Ltd.	17,000	27,143
Hang Seng Bank Ltd.	6,600	88,836
Henderson Land Development	6,000	30,073
Hong Kong & China Gas	30,000	62,022
Hong Kong Exchanges and Clearing Ltd.	10,000	34,342
HongKong Electric Holdings	11,500	57,436
Hopewell Holdings Ltd.	5,000	13,215
Hutchison Whampoa Ltd.	18,000	186,553
Johnson Electric Holdings Ltd.	10,000	9,632
Kingboard Chemicals Holdings Company Ltd.	2,500	6,240
Kingboard Chemicals Holdings Warrants, Expires 12/31/2006	200	72
Li & Fung Ltd.	16,000	37,061
MTR Corporation	11,000	23,112
New World Development Ltd.	18,600	24,547
PCCW Ltd.	28,000	18,266
Sino Land Company	8,000	9,764
Sun Hung Kai Properties Ltd.	11,000	114,286
Swire Pacific Ltd. Class A	8,000	73,819
Techtronic Industries Company	7,000	17,946
Television Broadcasts Ltd.	2,000	12,219
Wharf Holdings Ltd.	10,000	39,065
		1,293,071
Ireland—0.8%
Allied Irish Banks PLC	6,999	149,969
Bank of Ireland	7,822	123,879
C&C Group PLC	700	4,108
C&C Group PLC	780	4,686
CRH PLC	4,210	114,414
DCC PLC	599	12,082
Depfa Bank PLC	2,971	47,885
Elan Corporation PLC *	3,234	29,252
Fyffes PLC	2,423	7,431
Grafton Group PLC	1,718	17,466
Greencore Group PLC	1,189	5,180
Independent News & Media PLC	7,139	20,895
Irish Life & Permanent PLC	2,312	42,286
Kerry Group PLC Class A	1,024	24,044
Kingspan Group PLC	893	11,644
		615,221
Italy—3.6%
Alleanza Assicurazioni SpA	3,444	42,716
Arnoldo Mondadori Editore SpA	910	9,162
Assicurazioni Generali SpA	7,504	237,733
Autogrill SpA	999	14,164
Autostrade SpA	2,428	62,700
Banca Antonveneta SpA	802	25,369
Banca Fideuram SpA	2,548	14,678
Banca Intesa SpA	25,603	119,910
Banca Intesa SpA	7,771	33,990
Banca Monte dei Paschi di Siena SpA	10,085	44,959
Banca Nazionale Del Lavoro SpA *	12,154	39,193
Banca Popolare di Milano Scrl †	3,146	32,375
Banche Popolari Unite Scrl	2,815	57,386
Banco Popolare di Verona e Novara Scrl	3,090	58,553
Benetton Group SpA	478	5,133
Bulgari SpA	1,022	11,547
Capitalia SpA	12,015	66,008
Edison SpA *	8,180	18,321
Enel SpA	33,457	288,746
ENI-Ente Nazionale Idrocarburi SpA	20,368	606,267
Fiat SpA *	4,029	36,186
FinecoGroup SpA	1,170	10,677
Finmeccanica SpA	2,170	43,271
Gruppo Editoriale L’Espresso SpA	1,158	6,586
Italcementi SpA	483	7,589
Luxottica Group SpA	1,102	27,532
Mediaset SpA	6,944	82,480
Mediobanca SpA	4,072	80,467
Mediolanum SpA	1,885	12,995
Pirelli & C SpA	20,636	21,981
Riunione Adriatica di Sicurta SpA	2,524	57,808
Sanpaolo IMI SpA †	8,822	137,615
Seat Pagine Gialle SpA *	29,520	14,621
Snam Rete Gas SpA †	7,437	43,565
Telecom Italia Media SpA *	10,174	6,716
Telecom Italia RNC	46,309	129,420
Telecom Italia SpA	84,047	274,196
Tiscali SpA *	1,909	6,660
UniCredito Italiano SpA	34,122	193,240
		2,982,515

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Japan—22.6%
77 Bank Ltd. (The)	3,000	$22,181
Acom Company Ltd.	590	43,045
Aderans Company Ltd.	500	13,683
Advantest Corporation †	600	46,988
Aeon Company Ltd.	5,000	100,776
Aeon Credit Service Company Ltd.	300	21,916
Aiful Corporation	525	44,248
Aisin Seiki Company Ltd.	1,300	37,121
Ajinomoto Company Inc.	5,000	52,629
Alfresa Holdings Corporation	200	9,328
All Nippon Airways Company Ltd.	4,000	12,459
Alps Electric Company Ltd.	2,000	32,768
Amada Company Ltd.	3,000	24,094
Amano Corporation	1,000	15,564
Anritsu Corporation	1,000	5,432
Aoyama Trading Company Ltd.	400	11,270
Ariake Japan Company Ltd.	120	2,746
Asahi Breweries Ltd.	3,100	39,395
Asahi Glass Company Ltd.	8,000	84,187
Asahi Kasei Corporation	10,000	54,943
Asatsu-DK, Inc.	200	6,254
Autobacs Seven Company Ltd.	200	7,832
Bank of Fukuoka Ltd. †	5,000	36,168
Bank of Kyoto, Ltd. (The)	2,000	20,080
Bank of Yokohama Ltd. (The)	10,000	76,507
Benesse Corporation	500	18,879
Bridgestone Corporation	5,000	107,833
Canon, Inc.	6,000	326,188
Casio Computer Company Ltd.	1,600	23,399
Central Glass Company Ltd.	2,000	11,528
Central Japan Railway Company	12	93,843
Chiba Bank Ltd. (The)	6,000	49,037
Chubu Electric Power Company, Inc. †	4,500	110,126
Chugai Pharmaceutical Company Ltd.	2,200	42,171
Circle K Sunkus Company Ltd.	300	7,201
Citizen Watch Company Ltd.	2,000	16,378
Coca-Cola West Japan Company Ltd.	300	6,727
COMSYS Holdings Corporation	1,000	11,715
Credit Saison Company Ltd.	1,400	61,909
CSK Corp.	500	22,183
KDDI Corporation	19	108,027
Dai Nippon Printing Company Ltd.	5,000	81,144
Daicel Chemical Industries Ltd.	2,000	13,014
Daiichi Sankyo Co., Ltd. †*	5,302	108,784
Daikin Industries Ltd.	1,700	45,834
Daimaru, Inc.	2,000	23,611
Dainippon Ink & Chemical, Inc.	6,000	19,833
Dainippon Screen Manufacturing Company Ltd.	2,000	13,142
Daito Trust Construction Company Ltd.	700	30,726
Daiwa House Industry Company Ltd.	4,000	52,588
Daiwa Securities Group, Inc.	10,000	78,709
Denki Kagaku Kogyo KK	6,000	21,764
Denso Corporation	4,200	122,527
Dentsu, Inc.	16	45,646
Dowa Mining Company Ltd.	2,000	16,883
East Japan Railway Company	26	148,909
Ebara Corporation	2,000	8,552
Eisai Company Ltd.	2,100	90,253
Electric Power Development Company	1,200	40,146
Familymart Company Ltd.	600	18,094
Fanuc Ltd.	1,400	114,066
Fast Retailing Company Ltd.	400	30,534
Fuji Electric Holdings Company Ltd.	4,000	15,995
Fuji Photo Film Company Ltd.	3,800	125,850
Fuji Soft ABC, Inc.	200	5,262
Fujikura Ltd.	3,000	18,500
Fujitsu Ltd.	15,000	99,673
Furukawa Electric Company Ltd. (The) *	5,000	25,526
Goodwill Group, Inc. (The)	4	6,148
Gunma Bank Ltd.	3,000	19,343
Gunze Ltd.	2,000	10,099
Hankyu Department Stores, Inc.	1,000	7,899
Hino Motors Ltd.	2,000	13,673
Hirose Electric Company Ltd.	230	26,966
Hitachi Cable Ltd.	1,000	4,073
Hitachi Chemical Company Ltd.	900	18,861
Hitachi Construction Machinery Company Ltd.	700	13,480
Hitachi Credit Corporation	400	8,453
Hitachi Ltd.	26,000	165,692
Hitachi Software Engineering Company Ltd.	200	3,224
Hokkaido Electric Power Company, Inc.	1,400	29,881
Hokugin Financial Group, Inc.	8,000	30,320
Honda Motor Company Ltd.	6,300	358,790
House Foods Corporation	500	7,626
Hoya Corporation	3,600	120,293
INPEX Corp.	3	23,294
Isetan Company Ltd.	1,400	22,459
Ishihara Sangyo Kaisha Ltd.	6,000	12,685
Ishikawajima-Harima Heavy Industries Company Ltd. *	9,000	18,282
Ito En Ltd.	400	18,770
Itochu Corporation	13,000	89,970
Itochu Techno-Science Corporation	300	10,564
Jafco Company Ltd.	200	13,192
Japan Airlines System Corporation †	5,000	13,293
Japan Real Estate Investment Corporation REIT	2	16,162
Japan Retail Fund Investment Corporation REIT	2	16,158
Japan Tobacco, Inc.	7	110,726
JFE Holdings, Inc.	4,400	143,763
JGC Corporation	2,000	36,808
Joyo Bank Ltd.	6,000	36,785
JSR Corporation	1,400	29,169
Kajima Corporation	7,000	33,369
Kaken Pharmaceutical Company Ltd.	1,000	7,459
Kamigumi Company Ltd.	2,000	16,022
Kaneka Corporation	2,000	26,242
Kansai Electric Power Company, Inc. (The)	5,500	121,797
Kansai Paint Company Ltd.	2,000	12,621
Kao Corporation	4,000	99,076
Katokichi Company Ltd.	900	5,922
Kawasaki Heavy Industries Ltd.	9,000	22,891
Kawasaki Kisen Kaisha Ltd.	4,000	29,035
Keihin Electric Express Railway Company Ltd.	3,000	18,874
Keio Electric Railway Company Ltd.	5,000	27,670
Keyence Corporation	300	75,914
Kikkoman Corporation	1,000	9,670
Kinden Corporation	1,000	8,659

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Kinki Nippon Railway Company Ltd.	13,000	$44,101
Kirin Brewery Company Ltd.	6,000	66,255
Kobe Steel Ltd.	20,000	61,077
Kokuyo Company Ltd.	700	9,711
Komatsu Ltd.	7,000	95,891
Komori Corporation	430	7,671
Konami Corporation	600	13,588
Konica Corporation	3,500	31,994
Koyo Seiko Company Ltd.	2,000	30,393
Kubota Corporation	8,000	55,828
Kuraray Company Ltd.	3,000	26,738
Kuraya Sanseido, Inc.	900	14,416
Kurita Water Industries Ltd.	700	12,781
Kyocera Corporation	1,300	90,894
Kyowa Hakko Kogyo Company Ltd.	3,000	23,413
Kyushu Electric Power Company Inc.	2,900	64,778
Lawson, Inc.	500	18,963
Leopalace21 Corporation	1,000	24,315
Mabuchi Motor Company Ltd.	200	9,895
Makita Corporation	1,000	20,427
Marubeni Corporation	11,000	51,448
Marui Company Ltd.	2,800	47,545
Matsumotokiyoshi Company Ltd.	300	9,781
Matsushita Electric Industrial Company Ltd.	17,000	290,434
Matsushita Electric Works Ltd.	3,000	29,960
Meiji Dairies Corporation	2,000	11,054
Meiji Seika Kaisha Ltd.	2,000	10,429
Meitec Corporation	300	9,626
Millea Holdings, Inc.	12	193,863
Minebea Company Ltd.	3,000	12,431
Mitsubishi Chemical Corporation ‡	14,000	47,257
Mitsubishi Corporation	9,500	188,314
Mitsubishi Electric Corporation	16,000	102,997
Mitsubishi Estate Company Ltd.	8,000	110,245
Mitsubishi Gas Chemical Company, Inc.	3,000	20,112
Mitsubishi Heavy Industries Ltd.	25,000	88,915
Mitsubishi Logistics Corporation	1,000	11,861
Mitsubishi Materials Corporation	8,000	28,422
Mitsubishi Rayon Company Ltd.	4,000	17,982
Mitsubishi Tokyo Financial Group, Inc.	39	511,524
Mitsui & Company Ltd. †	11,000	138,358
Mitsui Chemicals, Inc.	5,000	29,650
Mitsui Engineering & Shipbuilding Company Ltd.	6,000	14,349
Mitsui Fudosan Company Ltd.	7,000	105,903
Mitsui Mining & Smelting Company Ltd.	4,000	23,351
Mitsui O.S.K. Lines Ltd.	9,000	72,348
Mitsui Sumitomo Insurance Company Ltd.	10,000	116,640
Mitsui Trust Holdings, Inc.	4,000	55,773
Mitsukoshi Ltd.	3,000	14,582
Mitsumi Electric Company Ltd.	400	4,095
Mizuho Financial Group, Inc.	67	429,096
Murata Manufacturing Company Ltd.	1,800	101,236
NEC Corporation	16,000	87,308
NTT DoCoMo, Inc.	139	249,371
Namco Bandai Holdings, Inc. *	2,250	37,526
NEC Electronics Corporation	300	10,034
NET One Systems Company Ltd.	4	7,904
NGK Insulators Ltd.	2,000	25,575
NGK Spark Plug Company Ltd.	2,000	29,165
Nichii Gakkan Company	200	4,901
Nichirei Company	2,000	8,268
Nidec Corporation	1,000	60,084
Nikko Cordial Corporation	6,500	75,884
Nikon Corporation	2,000	25,409
Nintendo Company Ltd.	800	93,993
Nippon Building Fund, Inc. REIT	3	25,656
Nippon Electric Glass Company Ltd.	2,000	36,359
Nippon Express Company Ltd.	7,000	34,722
Nippon Kayaku Company Ltd.	3,000	23,731
Nippon Light Metal Company Ltd.	3,000	8,308
Nippon Meat Packers, Inc.	1,000	10,876
Nippon Mining Holdings, Inc.	6,000	47,389
Nippon Oil Corporation	10,000	87,989
Nippon Sanso Corporation	2,000	12,577
Nippon Sheet Glass Company Ltd.	3,000	13,562
Nippon Shokubai Company Ltd.	1,000	10,639
Nippon Steel Corporation	49,000	184,745
Nippon Telegraph & Telephone Corporation	41	203,731
Nippon Unipac Holding	7	25,482
Nippon Yusen Kabushiki Kaisha	8,000	53,873
Nishimatsu Construction Company Ltd.	2,000	8,363
Nissan Chemical Industries Ltd.	1,000	12,638
Nissan Motor Company Ltd. †	18,000	207,369
Nisshin Seifun Group, Inc.	2,200	21,504
Nisshin Steel Company Ltd.	6,000	20,793
Nisshinbo Industries, Inc.	1,000	8,718
Nissho Iwai-Nichimen Holdings Corporation *	1,500	8,603
Nissin Food Products Company Ltd.	600	15,642
Nitori Company Ltd.	150	12,606
Nitto Denko Corporation	1,400	79,236
NOK Corporation	700	20,981
Nomura Holdings, Inc.	14,000	218,206
Nomura Research Institute Ltd.	170	19,748
NSK Ltd.	4,000	22,198
NTN Corporation	3,000	18,079
NTT Data Corporation	10	38,860
Obayashi Corporation	5,000	34,643
Obic Company Ltd.	100	17,067
Odakyu Electric Railway Company Ltd.	6,000	32,797
Oji Paper Company Ltd.	6,000	32,930
Oki Electric Industry Company Ltd.	4,000	13,682
Okumura Corporation	2,000	12,263
Olympus Corporation	2,000	44,522
Omron Corporation	1,700	41,601
Onward Kashiyama Company Ltd.	1,000	15,940
Oracle Corporation	300	13,277
Oriental Land Company Ltd.	400	22,944
ORIX Corporation	700	127,093
Osaka Gas Company Ltd.	17,000	59,588
Pioneer Corporation	1,200	17,185
Promise Company Ltd.	710	52,954
Q.P. Corporation	800	7,669
Rakuten, Inc.	34	26,138
Resona Holdings, Inc. *	37	96,238
Ricoh Company Ltd.	5,000	78,551
Rinnai Corporation	300	6,912
Rohm Company Ltd.	900	78,564
Ryohin Keikaku Company Ltd.	200	12,931
Sanden Corporation	1,000	4,560
Sanken Electric Company Ltd.	1,000	11,561
Sankyo Company Ltd.	400	21,185
Sanwa Shutter Corporation	1,000	6,024

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Sanyo Electric Company Ltd.	12,000	$29,718
Sapporo Breweries Ltd.	4,000	21,030
Secom Company Ltd.	2,000	97,067
Sega Sammy Holdings, Inc.	1,048	41,663
Seiko Epson Corporation	800	20,724
Seino Transportation Company Ltd.	1,000	9,189
Sekisui Chemical Company Ltd.	4,000	28,618
Sekisui House Ltd.	4,000	49,351
Seven & I Holdings Co., Ltd. *	6,140	203,727
Sharp Corporation	8,000	116,588
Shimachu Company Ltd.	600	15,326
Shimamura Company Ltd.	200	22,291
Shimano, Inc.	500	13,531
Shimizu Corporation	6,000	39,406
Shin-Etsu Chemical Company Ltd.	2,900	127,313
Shinsei Bank Ltd.	8,000	50,707
Shionogi & Company Ltd. †	3,000	41,060
Shiseido Company Ltd.	3,000	43,439
Shizuoka Bank Ltd.	5,000	51,845
Showa Denko KK	7,000	22,532
Showa Shell Sekiyu KK	1,400	19,188
Skylark Company Ltd.	500	7,391
SMC Corporation	500	66,995
Softbank Corporation	1,900	106,235
Sompo Japan Insurance, Inc.	7,000	93,336
Sony Corporation †	7,800	258,682
Stanley Electric Company Ltd.	1,100	16,722
Sumitomo Bakelite Company Ltd.	2,000	13,789
Sumitomo Chemical Company Ltd.	12,000	74,504
Sumitomo Corporation	8,000	85,078
Sumitomo Electric Industries Ltd.	6,000	81,383
Sumitomo Heavy Industries Ltd.	4,000	28,557
Sumitomo Metal Industries Ltd.	35,000	123,363
Sumitomo Metal Mining Company Ltd.	4,000	37,190
Sumitomo Mitsui Financial Group, Inc.	35	331,943
Sumitomo Osaka Cement Company Ltd.	4,000	12,843
Sumitomo Realty & Development Company Ltd.	3,000	44,721
Sumitomo Trust & Banking Company Ltd. (The)	10,000	82,868
Suruga Bank Ltd. (The)	2,000	22,074
Suzuken Company Ltd.	360	10,454
T&D Holdings, Inc.	1,900	113,855
TDK Corporation	1,000	71,843
Taiheiyo Cement Corporation	6,000	22,547
Taisei Corporation	7,000	28,855
Taisho Pharmaceutical Company Ltd.	1,300	23,539
Taiyo Yuden Company Ltd.	1,000	11,091
Takara Holdings, Inc.	2,000	12,659
Takashimaya Company Ltd.	2,000	25,589
Takeda Chemical Industries Ltd. †	6,920	415,011
Takefuji Corporation	940	73,663
Takuma Co Ltd.	1,000	7,940
Tanabe Seiyaju Company Ltd.	2,000	20,300
Teijin Ltd.	8,000	46,801
Teikoku Oil Company Ltd.	2,000	21,687
Terumo Corporation †	1,500	48,556
THK Company Ltd.	800	20,058
TIS, Inc.	300	6,269
Tobu Railway Company Ltd.	6,000	24,036
Toda Corporation	2,000	10,129
Toho Company Ltd.	1,200	19,102
Tohoku Electric Power Company Inc.	3,300	73,643
Tokyo Broadcasting System	200	4,652
Tokyo Electric Power Company, Inc. (The)	8,800	223,323
Tokyo Electron Ltd. †	1,400	75,113
Tokyo Gas Company Ltd. †	18,000	73,349
Tokyo Style Company Ltd.	1,000	10,611
Tokyu Corporation	8,000	42,640
Tokyu Land Corporation	3,000	19,472
TonenGeneral Sekiyu KK	3,000	34,818
Toppan Printing Company Ltd.	5,000	53,053
Toray Industries, Inc.	10,000	53,487
Toshiba Corporation	24,000	106,505
Tosoh Corporation	4,000	17,103
Tostem Inax Holding Corporation	2,000	34,158
Toto Ltd.	2,000	15,897
Toyo Seikan Kaisha Ltd.	1,200	17,968
Toyo Suisan Kaisha Ltd.	1,000	17,130
Toyobo Company Ltd.	4,000	9,919
Toyoda Gosei Company Ltd.	500	9,561
Toyota Industries Corporation	1,700	56,673
Toyota Motor Corporation	22,700	1,049,291
Toyota Tsusho Corp.	2,000	36,609
Trend Micro, Inc.	1,000	31,969
Ube Industries Ltd.	9,000	24,390
UFJ Holdings, Inc. *‡	31	252,090
Uni-Charm Corporation	300	12,997
Uniden Corp.	1,000	14,767
UNY Company Ltd.	2,000	26,436
Ushio, Inc.	1,000	20,358
USS Company Ltd.	200	14,269
Wacoal Corp.	1,000	13,260
West Japan Railway Company	14	53,076
Yahoo Japan Corporation	64	75,476
Yakult Honsha Company Ltd.	1,000	25,387
Yamada Denki Company Ltd.	600	45,769
Yamaha Corporation	1,400	24,393
Yamaha Motor Company Ltd.	1,500	31,141
Yamanouchi Pharmaceutical Company Ltd.	4,275	161,805
Yamato Transport Company Ltd.	3,000	49,593
Yamazaki Baking Company Ltd.	1,000	8,780
Yokogawa Electric Corporation †	2,000	31,449
Zeon Corporation	1,000	10,962
		18,515,892
Luxembourg—0.1%
Arcelor	4,156	97,459
Stolt Offshore SA *	1,569	18,286
		115,745
Netherlands—4.8%
ABN AMRO Holding NV	13,802	331,852
ASM Lithography Holdings NV *	4,027	66,579
Aegon NV	11,010	164,357
Akzo Nobel NV	2,158	94,562
Corio NV	334	19,467
DSM NV	1,280	50,500
Euronext NV	853	37,715
European Aeronautic Defense and Space Company †	1,933	68,860
Getronics NV	550	6,765
Hagemeyer NV †*	3,765	11,165
Heineken NV	2,037	65,769
IHC Caland NV	369	30,923
ING Groep NV	14,817	443,194
James Hardie Industries NV	4,228	29,003
Royal KPN NV	16,782	151,156
Koninklijke Ahold NV *	12,500	95,129
Koninklijke Philips Electronics NV	10,383	277,924

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Oce NV	599	$9,416
Qiagen NV †*	1,090	14,141
Randstad Holding NV	420	16,212
Reed Elsevier NV	5,831	80,680
Rodamco Europe NV	358	31,095
Royal Dutch Shell PLC—Class A	34,468	1,141,884
Royal Numico NV *	1,283	56,373
STMicroelectronics NV	5,098	88,407
TPG NV	3,243	80,701
Unilever NV	4,535	324,060
VNU NV †	2,014	63,551
Vedior NV	1,538	21,928
Wereldhave NV	171	18,182
Wolters Kluwer NV	2,489	46,441
		3,937,991
New Zealand—0.2%
Auckland International Airport Ltd.	8,084	12,787
Carter Holt Harvey Ltd.	5,496	9,598
Contact Energy Ltd.	2,322	12,229
Fisher & Paykel Appliances Holdings Ltd.	1,564	3,836
Fisher & Paykel Healthcare Corporation	3,856	9,985
Fletcher Building Ltd.	4,375	24,058
Sky City Entertainment Group Ltd.	3,532	11,788
Sky Network Television Ltd.	1,544	6,594
Telecom Corporation of New Zealand Ltd.	12,347	51,604
Tower Ltd. *	1,898	3,043
Vector Ltd. *	1,297	2,823
Warehouse Group Ltd.	1,485	4,018
Waste Management NZ Ltd.	778	3,310
		155,673
Norway—0.7%
DNB NOR ASA	5,478	56,603
Norsk Hydro ASA	1,176	131,263
Norske Skogindustrier ASA	816	12,076
Orkla ASA	1,594	60,476
Petroleum Geo-Services ASA *	414	13,194
Schibsted ASA	367	11,440
Smedvig ASA †	600	14,727
Statoil ASA	5,334	131,948
Storebrand	2,060	20,183
Tandberg ASA	985	13,236
Telenor ASA	6,900	61,881
Tomra Systems ASA	1,398	9,988
Yara International ASA	1,725	31,294
		568,309
Portugal—0.3%
Banco BPI SA	2,502	11,186
Banco Comercial Portugues SA Class R	17,800	49,677
Banco Espirito Santo SA	871	13,979
Brisa-Auto Estradas de Portugal SA	2,875	24,945
Cimpor Cimentos de Portugal SA	1,457	8,094
Electricidade de Portugal SA	17,328	48,524
Jeronimo Martins SGPS SA	328	4,750
Portugal Telecom SGPS SA	6,401	58,604
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	624	6,640
Sonae SGPS SA	7,461	12,818
		239,217
Singapore—0.8%
Allgreen Properties Ltd.	4,000	3,184
Ascendas Real Estate Investment Trust REIT	7,300	9,468
Capitaland Ltd.	8,000	14,884
CapitaMall Trust REIT	5,000	6,962
Chartered Semiconductor Manufacturing Ltd. *	7,000	4,807
City Developments Ltd.	5,000	27,602
ComfortDelgro Corporation Ltd.	15,000	13,345
Creative Technology Ltd	400	2,977
DBS Group Holdings Ltd.	10,000	93,691
Fraser & Neave Ltd.	2,000	20,401
Jardine Cycle & Carriage Ltd.	1,000	6,585
Keppel Corporation Ltd.	5,000	37,612
Keppel Land Ltd.	4,000	8,781
Neptune Orient Lines Ltd.	4,000	7,307
Oversea-Chinese Banking Corp.	21,600	79,973
Parkway Holdings Ltd.	3,000	3,845
SembCorp Industries, Ltd.	10,340	18,381
SembCorp Logistics, Ltd.	2,518	2,463
SembCorp Marine Ltd.	4,000	7,094
Singapore Airlines Ltd.	5,000	34,370
Singapore Exchange Ltd.	6,000	8,973
Singapore Land Ltd.	1,000	3,232
Singapore Post Ltd.	10,000	7,161
Singapore Press Holdings Ltd.	13,500	36,975
Singapore Technologies Engineering Ltd.	12,000	18,066
Singapore Telecommunications Ltd.	57,220	83,064
SMRT Corp Ltd.	6,000	3,699
ST Assembly Test Services Ltd. *	7,000	4,307
Suntec REIT	5,000	3,404
United Overseas Bank Ltd.	10,000	83,583
United Overseas Land Ltd.	3,000	4,157
Venture Corporation Ltd.	2,000	17,217
		677,570
Spain—3.8%
Abertis Infraestructuras SA	2,215	64,640
Acciona SA	264	30,366
Acerinox SA	1,463	20,417
ACS Actividades Construccion y Servicios	2,163	63,336
Altadis SA	2,330	104,819
Antena 3 de Television SA	1,163	21,175
Banco Bilbao Vizcaya Argentaria SA	26,122	460,040
Banco Popular Espanol SA	6,950	85,075
Banco Santander Central Hispano SA	46,203	609,983
Cintra Concesiones de Infraestructuras de Transporte SA *	1,515	20,936
Corporacion Mapfre SA	836	14,420
Endesa SA	7,516	201,903
Fomento de Construcciones Y Contratas SA	370	22,158
Gamesa Corporation Tecnologica SA	762	11,761
Gas Natural SDG SA	1,394	40,743
Grupo Ferrovial SA	575	48,072
Iberdrola SA	6,590	184,787
Iberia Lineas Aereas de Espana	3,530	9,044
Inditex SA	1,827	53,851
Indra Sistemas SA	1,576	34,728
Metrovacesa SA	396	29,301
NH Hoteles SA	1,493	23,178
Promotora de Informaciones SA	1,051	20,359
Repsol YPF SA	7,319	237,259

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
COMMON STOCKS—(Continued)
Sacyr Vallehermoso SA	976	$27,476
Sociedad General de Aguas de Barcelona SA Class B	937	22,845
Sogecable SA †*	338	13,248
Telefonica Publicidad e Informacion SA	2,406	20,857
Telefonica SA	34,953	575,489
Union Fenosa SA	1,791	59,419
Zeltia SA	1,200	8,714
		3,140,399
Sweden—2.3%
Alfa Laval AB	708	12,919
Assa Abloy AB Class B	2,182	30,963
Atlas Copco AB—Class A	2,547	49,527
Atlas Copco AB—Class B	1,806	31,335
Axfood AB	275	6,833
Billerud AB †	333	4,274
Capio AB *	590	11,698
Castellum AB	297	10,995
D Carnegie AB	350	4,509
Electrolux AB Class B	2,441	57,487
Elekta AB Class B	175	8,040
Eniro AB	1,320	15,459
Gambro AB Class A	1,194	18,194
Gambro AB Class B	606	9,190
Getinge AB	1,588	22,021
Hennes & Mauritz AB Class B	3,796	136,212
Hoganas AB Class B	196	4,623
Holmen AB Class B	441	13,889
Lundin Petroleum AB *	1,245	15,774
Modern Times Group AB Class B *	430	16,264
Nordea Bank AB	17,240	173,083
OMHEX AB *	585	7,260
Oriflame Cosmetics SA SDR	210	6,135
Sandvik AB	1,373	68,633
SAS AB *	478	5,121
Scania AB Class B	704	25,537
Securitas AB Class B	2,288	35,590
Skandia Forsakrings AB	8,814	46,206
Skandinaviska Enskilda Banken AB Class A	3,730	68,661
Skanska AB Class B	3,312	49,121
SKF AB	3,332	43,532
Ssab Svenskt Stal AB Class A	467	14,205
Ssab Svenskt Stal AB Class B	223	6,433
Svenska Cellulosa AB Class B	1,110	39,066
Svenska Handelsbanken AB Class A	4,006	93,166
Swedish Match AB	2,919	34,982
Tele2 AB—Class B	2,595	26,609
Telefonaktiebolaget LM Ericsson Class B	118,171	436,236
TeliaSonera AB	14,929	71,392
Trelleborg AB Class B	695	11,672
Volvo AB Class A	857	36,340
Volvo AB Class B †	1,697	74,387
Wihlborgs Fastigheter AB *	650	11,616
Wihlborgs Syd AB	130	3,055
WM-data AB Class B	2,069	5,604
		1,873,848
Switzerland—6.3%
ABB Ltd. *	16,145	118,570
Adecco SA	1,058	48,595
Ciba Specialty Chemicals AG	590	34,955
Clariant AG *	1,921	27,775
Compagnie Financiere Richemont AG Class A	3,959	157,977
Credit Suisse Group	9,639	429,552
Geberit AG	30	21,945
Givaudan	60	38,665
Holcim Ltd.	1,453	96,914
Kudelski SA *	295	11,704
Kuoni Reisen Holding *	19	7,697
Lonza Group AG	306	18,160
Micronas Semiconductor Holdings AS *	231	9,952
Nestle SA	3,176	936,898
Nobel Biocare Holding AG	191	45,225
Novartis AG	18,551	947,627
Phonak Holding AG	314	13,508
Rieter Holding AG	37	10,889
Roche Holding AG	5,560	775,840
Schindler Holding AG	45	17,566
Serono SA Class B	46	30,364
SGS SA	36	27,928
Straumann Holding AG	65	17,490
Sulzer AG	31	15,807
Swatch Group AG	503	14,327
Swatch Group AG Class B	277	38,453
Swiss Reinsurance	2,525	166,699
Swisscom AG	184	60,497
Syngenta AG *	854	90,014
Synthes, Inc.	356	41,893
UBS AG	8,454	723,741
Unaxis Holding AG Class R *	53	7,059
Valora Holding AG *	26	4,863
Zurich Financial Services AG *	1,148	196,776
		5,205,925
United Kingdom—22.8%
3i Group PLC	4,818	66,801
Aegis Group PLC	10,694	26,488
Aggreko PLC	1,629	6,739
Alliance Unichem PLC	2,245	34,471
Amec PLC	2,700	17,411
Amvescap PLC	6,174	40,207
Anglo American PLC	11,216	335,893
ARM Holdings PLC	10,315	21,453
Arriva PLC	1,576	16,422
Associated British Ports Holdings PLC	2,834	26,368
AstraZeneca PLC	12,936	606,333
Aviva PLC	18,690	206,066
BAA PLC	8,574	94,765
BG Group PLC	28,271	268,978
BOC Group PLC	3,804	77,731
BAE Systems PLC	24,977	152,049
Balfour Beatty PLC	3,420	19,834
Barclays PLC	50,786	514,647
Barratt Developments PLC	1,924	25,826
BBA Group PLC	3,934	20,658
Bellway PLC	909	14,080
Berkeley Group Holdings PLC	994	15,227
BHP Billiton PLC	19,546	316,884
Boots Group PLC	5,812	62,735
BP PLC	168,419	1,995,210
BPB PLC	4,305	56,240
Brambles Industries PLC	5,766	35,592
British Airways PLC *	4,785	24,814
British American Tobacco PLC	12,756	269,427
British Land Company PLC	4,311	71,823
British Sky Broadcasting PLC	10,069	99,920
BT Group PLC	67,674	266,318

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
	Bunzl PLC	3,373	$33,912
	Cable & Wireless PLC	18,616	47,092
	Cadbury Schweppes PLC	16,544	167,617
	Capita Group PLC	5,866	39,158
	Carnival PLC	1,415	73,756
	Cattles PLC	2,649	14,050
	Centrica PLC	29,685	129,482
	Close Brothers Group PLC	1,002	14,742
	Cobham PLC	8,910	24,990
	Compass Group PLC	17,881	65,248
Cookson Group PLC	*	1,576	9,221
	Corus Group PLC	34,415	31,461
	Daily Mail and General Trust NV Class A	2,400	28,104
	Davis Service Group PLC	1,254	10,635
	De La Rue PLC	1,167	7,934
	Diageo PLC	23,770	343,168
	Dixons Group PLC	16,589	44,239
	Eircom Group PLC	4,024	9,522
	Electrocomponents PLC	4,126	17,817
	Emap PLC	2,585	37,750
	EMI Group PLC	6,287	26,949
	Enterprise Inns PLC	3,088	46,094
	Exel PLC	2,568	55,792
Filtrona PLC	*	1	2
	FirstGroup PLC	3,209	18,732
	FKI PLC	4,542	8,978
	Friends Provident PLC	14,329	47,448
	Gallaher Group PLC	3,975	61,958
	GKN PLC	5,671	29,620
	GlaxoSmithKline PLC	46,257	1,183,823
	Great Portland Estates PLC	1,047	7,195
Group 4 Securicor PLC	*	9,839	26,372
	GUS PLC	7,998	121,047
	HSBC Holdings PLC	87,782	1,425,756
	Hammerson PLC	2,383	39,354
	Hanson PLC	5,779	60,282
	Hays PLC	15,085	32,789
	HBOS PLC	31,081	470,185
	Hilton Group PLC	12,799	71,397
	HMV Group PLC	2,784	10,136
	ICAP PLC	3,894	25,212
	Imi PLC	2,838	21,539
	Imperial Chemical Industries PLC	9,993	53,114
	Imperial Tobacco Group PLC	5,902	170,209
	Inchcape PLC	653	25,296
	Intercontinental Hotels Group PLC	4,039	51,443
International Power PLC	*	12,469	54,936
	Intertek Testing Services Ltd.	1,272	15,379
Invensys PLC	*	43,259	11,161
	J Sainsbury PLC	11,356	56,340
J Sainsbury PLC, Deferred Shrs	‡d	9,899	—
	Johnson Matthey PLC	1,754	36,750
	Kelda Group PLC	2,984	37,112
	Kesa Electricals PLC	4,193	18,953
	Kingfisher PLC	18,601	71,227
	Legal & General Group PLC	50,875	102,252
	Liberty International PLC	2,043	36,005
	Lloyds TSB Group PLC	44,035	363,609
	LogicaCMG PLC	5,843	18,230
	London Stock Exchange PLC	2,101	21,141
	Man Group PLC	2,316	67,900
Marconi Corporation PLC	*	1,836	10,323
	Marks & Spencer Group PLC	13,393	88,985
	Meggitt PLC	3,847	22,080
	MFI Furniture Group PLC	5,133	9,886
	Misys PLC	3,985	14,203
	Mitchells & Butlers PLC	5,402	34,946
	National Express Group PLC	1,122	16,696
	National Grid PLC	21,606	203,502
	Next PLC	2,063	50,921
	Pearson PLC	6,970	81,456
	Peninsular and Oriental Steam Navigation Company (The)	6,292	37,181
	Persimmon PLC	2,445	37,222
	Pilkington PLC	9,042	22,213
	Premier Farnell PLC	3,094	8,267
	Provident Financial PLC	2,037	22,621
	Prudential PLC	18,847	171,850
	Punch Taverns PLC	2,000	28,371
	Rank Group PLC	4,922	25,999
	Reckitt Benckiser PLC	4,891	149,666
	Reed Elsevier PLC	11,016	102,290
	Rentokil Initial PLC	14,891	43,647
	Reuters Group PLC	11,705	77,724
	Rexam PLC	4,868	44,352
	Rio Tinto PLC	8,397	345,230
Rolls-Royce Group PLC	*	11,873	78,584
	Royal & Sun Alliance Insurance Group PLC	25,099	43,114
	Royal Bank of Scotland Group PLC	25,019	713,013
	Royal Dutch Shell PLC—Class B	22,890	793,088
	SABMiller PLC	7,128	139,149
	Sage Group PLC	11,338	46,296
	Schroders PLC	1,387	22,697
	Scottish & Newcastle PLC	6,278	51,586
	Scottish & Southern Energy PLC	7,234	131,919
	Scottish Power PLC	15,106	152,649
	Serco Group PLC	4,157	18,888
	Severn Trent PLC	2,960	51,994
	Signet Group PLC	15,918	29,011
	Slough Estates PLC	3,736	35,246
	Smith & Nephew PLC	7,799	65,741
	Smiths Group PLC	4,570	77,604
	SSL International PLC	1,427	6,812
	Stagecoach Group PLC	6,784	13,406
	Stratex Networks, Inc.	3,840	100,623
	Tate & Lyle PLC	4,405	35,465
	Taylor Woodrow PLC	4,628	26,587
	Tesco PLC	61,328	336,302
	Tomkins PLC	6,884	35,231
	Travis Perkins PLC	965	24,261
	Trinity Mirror PLC	2,640	28,057
	Unilever PLC	21,696	227,676
	United Business Media PLC	2,205	21,592
	United Utilities PLC	7,238	83,740
	Vodafone Group PLC	505,880	1,320,438
	WPP Group PLC	9,594	98,162
	Whitbread PLC	2,199	36,991
	William Hill PLC	3,359	34,697
	Wimpey (George) PLC	3,117	23,632
	Wolseley PLC	4,699	99,971
	Yell Group PLC	5,884	49,919
			18,662,797
TOTAL COMMON STOCKS
	(Cost $54,333,033)		78,070,819

MUTUAL FUNDS—0.0%
Switzerland—0.0%
Logitech International SA
	(Cost $17,310)	732	29,723

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas Equity Index Fund	Shares	Value
PREFERRED STOCKS—0.2%
Germany—0.2%
Fresenius Medical Care AG	200	$15,806
Henkel KGaA	468	42,750
Porsche AG	66	50,960
ProSieben SAT.1 Media AG	783	13,599
RWE AG	318	18,392
Volkswagen AG	839	38,494
TOTAL PREFERRED STOCKS
(Cost $135,606)		180,001

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
3.430%	12/08/2005	**
(Cost $198,704)			$200,000	198,704

RIGHTS—0.0%
Italy—0.0%
Terna SpA Rights			7,971	20,644
Norway—0.0%
Norske Skogindustrier ASA Rights, Expires TBD		‡	816	1,430
United Kingdom—0.0%
Eircom Group PLC Rights,Expires TBD			1,676	1,193
TOTAL RIGHTS
(Cost $18,422)				23,267

CASH EQUIVALENTS—3.4%
Institutional Money Market Funds—0.1%
American Beacon Funds
3.682%	10/03/2005	††	34,459	34,459
BGI Institutional Fund
3.779%	10/03/2005	††	69,100	69,100
Merrimac Cash Fund—Premium Class
3.549%	10/03/2005	††	18,378	18,378
				121,937
Bank & Certificate Deposits/Offshore Time Deposits—2.6%
Bank of Montreal
3.790%	11/01/2005	††	68,919	68,919
Bank of Nova Scotia
3.770%	10/31/2005	††	80,405	80,405
Bank of Nova Scotia
3.660%	10/11/2005	††	71,699	71,699
Bank of the West (The)
3.760%	10/28/2005	††	22,973	22,973
Barclays
3.710%	10/14/2005	††	39,054	39,054
Barclays
3.700%	10/14/2005	††	50,540	50,540
Barclays
3.615%	10/03/2005	††	56,627	56,627
Blue Ridge Asset
3.779%	10/20/2005	††	68,919	68,919
BNP Paribas
3.750%	10/28/2005	††	68,919	68,919
Citigroup
3.630%	10/31/2005	††	91,892	91,892
Credit Suisse First Boston Corporation
3.830%	12/16/2005	††	114,865	114,865
Fortis Bank
3.810%	10/07/2005	††	36,757	36,757
Fortis Bank
3.720%	10/18/2005	††	45,946	45,946
Grampian Funding LLC
3.763%	10/20/2005	††	57,432	57,432
Greyhawk Funding
3.742%	10/17/2005	††	34,079	34,079
Greyhawk Funding
3.660%	10/05/2005	††	34,459	34,459
Lloyds TSB Bank
3.760%	10/28/2005	††	34,459	34,459
Merrill Lynch & Company
3.928%	10/03/2005	††	187,845	187,845
Park Avenue Receivables Corporation
3.709%	10/07/2005	††	45,946	45,946
Park Avenue Receivables Corporation
3.640%	10/03/2005	††	34,459	34,459
Ranger Funding		††
3.752%	10/17/2005	††	45,946	45,946
Royal Bank of Canada
3.780%	10/06/2005	††	129,950	129,950
Royal Bank of Scotland
3.760%	11/01/2005	††	114,865	114,865
Sheffield Receivables Corporation
3.711%	10/13/2005	††	68,919	68,919
Societe Generale
3.780%	10/03/2005	††	114,865	114,865
Svenska Handlesbanken
3.875%	10/03/2005	††	108,536	108,536
Toronto Dominion Bank
3.680%	10/04/2005	††	34,459	34,459
UBS AG
3.750%	10/31/2005	††	45,946	45,946
Wachovia Bank NA
3.760%	10/25/2005	††	91,892	91,892
Wells Fargo
3.770%	10/19/2005	††	68,919	68,919
Yorktown Capital LLC
3.755%	10/05/2005	††	57,432	57,432
				2,127,923
Floating Rate Instruments/Master Notes—0.7%
Bank of America
3.770%	11/28/2005	††	84,311	84,311
Bank of America
3.770%	10/18/2005	††	45,946	45,946
Canadian Imperial Bank of Commerce
3.982%	11/04/2005	††	71,523	71,523
Credit Suisse First Boston Corporation
4.010%	03/10/2006	††	45,946	45,946
Goldman Sachs Group Inc.
3.940%	12/28/2005	††	80,152	80,152
Goldman Sachs Group Inc.
3.940%	10/27/2005	††	45,946	45,946
Harris Trust & Savings Bank
3.795%	11/04/2005	††	22,973	22,973
Morgan Stanley Dean Witter & Company
4.008%	12/09/2005	††	27,568	27,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2005 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Morgan Stanley Dean Witter & Company
4.018%	12/07/2005	††	$80,405	$80,405
Rabobank Nederland
3.940%	05/31/2006	††	57,432	57,432
				562,202
TOTAL CASH EQUIVALENTS
(Cost $2,812,062)				2,812,062

REPURCHASE AGREEMENTS—3.8%
United States—3.8%
IBT Repurchase Agreement dated 09/30/05 due 10/03/05, with a maturity value of $3,067,621 and an effective yield of 3.15% collateralized by U.S. Government Obligations with rates ranging from 4.00% to 6.875%, maturity dates ranging from 04/25/14 to 08/20/34 and an aggregate market value of $3,220,156.			3,066,816	3,066,816
TOTAL INVESTMENTS—102.9%
(Cost $60,581,953)				84,381,392
Other assets less liabilities—(2.9%)				(2,382,510)
NET ASSETS—100.0%				$81,998,882

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 09/30/2005.

Percentage of Portfolio by Industry (unaudited):

Banking	18.0%
Financial Services	9.3%
Oil & Gas	9.3%
Pharmaceuticals	7.0%
Telephone Systems	6.5%
Beverages, Food & Tobacco	5.2%
Insurance	4.5%
Automotive	4.0%
Commercial Services	3.8%
Electric Utilities	3.7%
Electronics	3.1%
Metals	3.0%
Chemicals	2.4%
Real Estate	2.2%
Media—Broadcasting & Publishing	1.8%
Transportation	1.8%
Retailers	1.7%
Building Materials	1.4%
Communications	1.3%
Computer Software & Processing	1.1%
Food Retailers	1.1%
Heavy Machinery	1.1%
Computers & Information	1.0%
Miscellaneous	1.0%
Entertainment & Leisure	0.9%
Cosmetics & Personal Care	0.7%
Heavy Construction	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Water Companies	0.5%
Forest Products & Paper	0.4%
Medical Supplies	0.4%
Textiles, Clothing & Fabrics	0.4%
Apparel Retailers	0.4%
Mining	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Restaurants	0.3%
Airlines	0.2%
Lodging	0.2%
Industrial—Diversified	0.2%
U.S. Treasury Bills	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Telecommunications	0.1%
Household Products	0.0%
Health Care Providers	0.0%
TOTAL INVESTMENTS	102.9%
Other assets less liabilities	(2.9)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	8,416,100	$83,908,518
Vantagepoint Equity Income Fund	3,008,538	28,280,260
Vantagepoint Growth & Income Fund	2,706,958	28,206,500
Vantagepoint International Fund	1,293,542	14,384,188
Vantagepoint Short-Term Bond Fund	996,122	97,938,682
Vantagepoint US Government Securities Fund	2,750,664	27,946,742
		280,664,890
TOTAL INVESTMENTS—100.0%
(Cost $268,629,351)		280,664,890
Other assets less liabilities—(0.0%)		(29,966)
NET ASSETS—100.0%		$280,634,924

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,175,965	$25,241,197
Vantagepoint Core Bond Index Fund Class I	14,963,908	149,190,160
Vantagepoint Equity Income Fund	5,334,334	50,142,744
Vantagepoint Growth & Income Fund	4,802,478	50,041,817
Vantagepoint Growth Fund	4,791,980	40,396,391
Vantagepoint International Fund	3,180,182	35,363,629
Vantagepoint Short-Term Bond Fund	1,517,659	149,216,280
		499,592,218
TOTAL INVESTMENTS—100.0%
(Cost $458,501,814)		499,592,218
Other assets less liabilities—(0.0%)		(46,430)
NET ASSETS—100.0%		$499,545,788

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	9,506,115	$110,270,939
Vantagepoint Core Bond Index Fund Class I	21,340,060	212,760,400
Vantagepoint Equity Income Fund	11,408,849	107,243,177
Vantagepoint Growth & Income Fund	15,440,565	160,890,687
Vantagepoint Growth Fund	19,326,600	162,923,235
Vantagepoint International Fund	10,214,297	113,582,987
Vantagepoint Short-Term Bond Fund	2,166,334	212,993,960
		1,080,665,385
TOTAL INVESTMENTS—100.0%
(Cost $955,974,952)		1,080,665,385
Other assets less liabilities—(0.0%)		(87,100)
NET ASSETS—100.0%		$1,080,578,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,041,550	$174,481,985
Vantagepoint Core Bond Index Fund Class I	22,771,183	227,028,697
Vantagepoint Equity Income Fund	15,780,318	148,334,985
Vantagepoint Growth & Income Fund	21,872,341	227,909,789
Vantagepoint Growth Fund	27,281,880	229,986,251
Vantagepoint International Fund	13,002,230	144,584,796
		1,152,326,503
TOTAL INVESTMENTS—100.0%
(Cost $1,032,135,832)		1,152,326,503
Other assets less liabilities—(0.0%)		(90,207)
NET ASSETS—100.0%		$1,152,236,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	4,699,509	$54,514,309
Vantagepoint Equity Income Fund	4,337,443	40,771,963
Vantagepoint Growth & Income Fund	5,212,986	54,319,319
Vantagepoint Growth Fund	9,704,863	81,811,996
Vantagepoint International Fund	3,768,686	41,907,783
		273,325,370
TOTAL INVESTMENTS—100.0%
(Cost $229,013,714)		273,325,370
Other assets less liabilities—(0.0%)		(26,816)
NET ASSETS—100.0%		$273,298,554

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	456,776	$4,554,057
Vantagepoint Equity Income Fund	137,890	1,296,165
Vantagepoint Growth & Income Fund	186,588	1,944,248
Vantagepoint International Fund	58,281	648,082
Vantagepoint Short-Term Bond Fund	46,250	4,547,302
		12,989,854
TOTAL INVESTMENTS—100.0%
(Cost $12,970,593)		12,989,854
Other assets less liabilities—0.0%		427
NET ASSETS—100.0%		$12,990,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	697,309	$6,952,167
Vantagepoint Equity Income Fund	247,715	2,328,523
Vantagepoint Growth & Income Fund	602,730	6,280,442
Vantagepoint Growth Fund	138,926	1,171,150
Vantagepoint International Fund	167,678	1,864,576
Vantagepoint Short-Term Bond Fund	47,138	4,634,560
		23,231,418
TOTAL INVESTMENTS—100.0%
(Cost $22,862,018)		23,231,418
Other assets less liabilities—(0.0%)		(2,992)
NET ASSETS—100.0%		$23,228,426

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	865,572	$8,629,749
Vantagepoint Equity Income Fund	329,466	3,096,983
Vantagepoint Growth & Income Fund	1,023,491	10,664,779
Vantagepoint Growth Fund	245,056	2,065,823
Vantagepoint International Fund	372,579	4,143,076
Vantagepoint Mid/Small Company Index Fund	163,461	2,412,690
Vantagepoint Short-Term Bond Fund	35,067	3,447,832
		34,460,932
TOTAL INVESTMENTS—100.0%
(Cost $33,608,246)		34,460,932
Other assets less liabilities—(0.0%)		(5,647)
NET ASSETS—100.0%		$34,455,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	507,895	$5,063,711
Vantagepoint Equity Income Fund	210,887	1,982,337
Vantagepoint Growth & Income Fund	697,276	7,265,613
Vantagepoint Growth Fund	183,660	1,548,251
Vantagepoint International Fund	279,431	3,107,274
Vantagepoint Mid/Small Company Index Fund	135,095	1,994,008
Vantagepoint Short-Term Bond Fund	11,189	1,100,114
		22,061,308
TOTAL INVESTMENTS—100.0%
(Cost $21,410,564)		22,061,308
Other assets less liabilities—(0.0%)		(2,379)
NET ASSETS—100.0%		$22,058,929

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	305,252	$3,043,358
Vantagepoint Equity Income Fund	145,545	1,368,125
Vantagepoint Growth & Income Fund	540,512	5,632,140
Vantagepoint Growth Fund	131,506	1,108,593
Vantagepoint International Fund	218,735	2,432,336
Vantagepoint Mid/Small Company Index Fund	113,460	1,674,666
		15,259,218
TOTAL INVESTMENTS—100.0%
(Cost $14,686,882)		15,259,218
Other assets less liabilities—(0.0%)		(648)
NET ASSETS—100.0%		$15,258,570

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	107,699	$1,073,758
Vantagepoint Equity Income Fund	60,688	570,463
Vantagepoint Growth & Income Fund	253,153	2,637,850
Vantagepoint Growth Fund	67,671	570,463
Vantagepoint International Fund	121,839	1,354,850
Vantagepoint Mid/Small Company Index Fund	62,805	927,003
		7,134,387
TOTAL INVESTMENTS—100.0%
(Cost $6,845,319)		7,134,387
Other assets less liabilities—0.0%		1,257
NET ASSETS—100.0%		$7,135,644

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—99.9%
Vantagepoint Core Bond Index Fund Class I	31,142	$310,485
Vantagepoint Equity Income Fund	23,032	216,504
Vantagepoint Growth & Income Fund	118,708	1,236,936
Vantagepoint Growth Fund	29,352	247,433
Vantagepoint International Fund	55,628	618,583
Vantagepoint Mid/Small Company Index Fund	31,432	463,937
		3,093,878
TOTAL INVESTMENTS—99.9%
(Cost $2,967,419)		3,093,878
Other assets less liabilities—0.1%		2,074
NET ASSETS—100.0%		$3,095,952

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—99.9%
Vantagepoint Core Bond Index Fund Class I	18,032	$179,778
Vantagepoint Equity Income Fund	13,336	125,363
Vantagepoint Growth & Income Fund	70,384	733,403
Vantagepoint Growth Fund	16,996	143,274
Vantagepoint International Fund	32,210	358,176
Vantagepoint Mid/Small Company Index Fund	18,204	268,695
		1,808,689
TOTAL INVESTMENTS—99.9%
(Cost $1,726,505)		1,808,689
Other assets less liabilities—0.1%		2,428
NET ASSETS—100.0%		$1,811,117

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors.

Each Model Portfolio and Milestone Fund is diversified among various asset classes reflecting different risk and reward tradeoff potentials. On each business day, shares of the underlying funds are valued and reported at their net asset value.

The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value.

Valuation of Foreign Securities

Effective October 1, 2004, for foreign equity securities that are principally traded in markets outside North and South America, the Company’s Board of Directors approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Company’s Board of Directors has approved use of the fair value prices provided by the service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event the price for such foreign security is not available through the service or another fair value pricing service approved by the Company’s Board of Directors, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the funds’ valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are held by the funds. The fund maintains security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the Reuters snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of September 30, 2005, the following funds had open futures contracts:

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
1	CME	E-MINI S&P 500 Index	December 2005	$61,715	$(312)
392	CBT	S&P 500 Index	December 2005	120,961,400	324,200
			Total Unrealized Appreciation		$323,888

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
67	CME	E- MINI S&P 500 Index	December 2005	$4,134,905	$(18,930)
			Total Unrealized Depreciation		$(18,930)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
18	CME	E-MINI Russell Index	December 2005	$1,209,780	$(8,460)
105	CME	E-MINI S&P 500 Index	December 2005	6,480,075	(33,965)
			Total Unrealized Depreciation		$(42,425)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
12	CME	E-MINI Russell Index	December 2005	$806,520	$(3,580)
11	CME	E-MINI S&P Mid 400 Index	December 2005	792,770	4,840
			Total Unrealized Appreciation		$1,260

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
33	EUX	DJ Stoxx 50 Eurodollar	December 2005	$1,367,459	$30,750
13	LSU	FTSE 100 Index	December 2005	1,261,663	15,939
7	TSE	Topix Index	December 2005	870,058	78,796
			Total Unrealized Appreciation		$125,485

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of September 30, 2005, the funds had the following open forward foreign currency exchange contracts outstanding:

Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	10/04/2005	$321,993	$321,730	$(263)
Euro Dollar	10/03/2005	244,211	245,228	1,017
Japanese Yen	10/03/2005	1,197,572	1,191,798	(5,774)
	10/04/2005	867,019	864,418	(2,601)
Malaysian Ringgit	10/03/2005	268,253	268,232	(21)
	10/04/2005	64,430	64,427	(3)
New Zealand Dollar	10/19/2005	3,736,314	3,738,907	2,593
Republic of Korea Won	10/19/2005	4,171,418	4,137,086	(34,332)
Swedish Krona	10/19/2005	1,335,975	1,340,414	4,439
		Net Loss on Purchase Contracts		$(34,945)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	10/03/2005	$46,362	$46,658	$(296)
	10/04/2005	663,517	668,814	(5,297)
	10/05/2005	199,475	200,740	(1,265)
	10/19/2005	12,952,556	13,186,859	(234,303)
British Pound Sterling	10/03/2005	247,788	249,147	(1,359)
	10/19/2005	27,370,537	27,791,144	(420,607)
Canadian Dollar	10/19/2005	28,398,940	29,561,093	(1,162,153)
	03/28/2006	8,391,267	8,766,708	(375,441)
	06/23/2006	17,192,862	18,260,031	(1,067,169)
Danish Krone	10/03/2005	716,269	719,406	(3,137)
	10/19/2005	4,169,017	4,160,251	8,766
Euro Dollar	10/03/2005	441,144	442,980	(1,836)
	10/04/2005	842,772	846,703	(3,931)
	10/19/2005	45,000,873	44,931,446	69,427
	12/29/2005	2,693,806	2,473,609	220,197
	06/23/2006	20,465,152	20,291,440	173,712
Hong Kong Dollar	10/03/2005	27,174	27,180	(6)
Japanese Yen	10/03/2005	119,918	119,474	444
	10/19/2005	68,318,882	67,091,247	1,227,635
	03/28/2006	9,315,094	9,013,358	301,736
	06/23/2006	78,224,010	74,318,002	3,906,008
	06/06/2054	—	—	—
New Zealand Dollar	10/19/2005	3,826,571	3,974,320	(147,749)
Republic of Korea Won	10/19/2005	6,918,701	6,902,910	15,791
Singapore Dollar	10/19/2005	656,879	654,660	2,219
Swedish Krona	10/19/2005	4,467,420	4,535,431	(68,011)
Swiss Franc	10/19/2005	8,080,650	8,038,933	41,717
Taiwan Dollar	10/03/2005	166,953	167,635	(682)
		Net Gain on Sale Contracts		$2,474,410
		Net Unrealized Gain on Forward Foreign Currency Contracts		$2,439,465

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Growth Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Purchase Contracts
Hong Kong Dollar	10/03/2005	$109,519	$109,541	$22
	10/04/2005	122,228	122,254	26
Japanese Yen	10/03/2005	251,339	249,963	(1,376)
		Net Loss on Purchase Contracts		$(1,328)
Sale Contracts
Hong Kong Dollar	10/03/2005	$139,477	$139,506	$(29)
		Net Loss on Sale Contracts		$(29)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(1,357)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	10/03/2005	$36,767	$36,767	$—
	10/04/2005	12,723	12,811	88
	10/12/2005	560,844	573,008	12,164
	10/14/2005	1,578,109	1,576,919	(1,190)
	12/20/2005	2,850,236	2,838,175	(12,061)
Euro Dollar	10/03/2005	16,911	16,982	71
	10/04/2005	140,124	140,801	677
Japanese Yen	10/04/2005	588,775	589,266	491
	01/10/2006	1,622,090	1,563,859	(58,231)
Norwegian Krone	10/03/2005	30,756	30,611	(145)
	10/04/2005	70,478	70,319	(159)
	10/05/2005	31,175	31,251	76
Singapore Dollar	10/03/2005	31,124	31,158	34
	10/04/2005	179,473	179,372	(101)
Swiss Franc	10/03/2005	331,834	333,121	1,287
		Net Loss on Purchase Contracts		$(56,999)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Sale Contracts
British Pound Sterling	10/03/2005	$186,098	$186,407	$(309)
	10/04/2005	37,086	37,340	(254)
	10/05/2005	326,446	327,597	(1,151)
Canadian Dollar	10/03/2005	7,934	8,012	(78)
	10/04/2005	32,123	32,425	(302)
	10/05/2005	8,851	8,861	(10)
Danish Krone	10/04/2005	42,915	43,138	(223)
Euro Dollar	10/03/2005	1,200,887	1,204,682	(3,795)
	10/04/2005	91,943	92,337	(394)
	10/05/2005	10,800	10,836	(36)
	10/07/2005	1,587,000	1,600,431	(13,431)
	10/14/2005	1,578,109	1,553,676	24,433
Hong Kong Dollar	10/03/2005	621,462	621,635	(173)
	10/04/2005	265,636	265,655	(19)
Japanese Yen	10/03/2005	851,209	850,795	414
	10/04/2005	476,377	477,765	(1,388)
	01/10/2006	1,598,000	1,563,859	34,141
Singapore Dollar	10/05/2005	152,647	152,864	(217)
Swiss Franc	10/03/2005	18,280	18,395	(115)
	10/12/2005	560,844	562,606	(1,762)
	12/19/2005	727,000	706,789	20,211
	12/20/2005	2,850,236	2,853,991	(3,755)
	12/20/2005	1,284,000	1,262,935	21,065
		Net Gain on Sale Contracts		$72,852
		Net Unrealized Gain on Forward Foreign Currency Contracts		$15,853

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2005	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	12/15/2005	$1,413,094	$1,375,525	$(37,569)
Euro Dollar	12/15/2005	1,655,445	1,609,500	(45,945)
Japanese Yen	12/15/2005	788,344	762,229	(26,115)
		Net Loss on Purchase Contracts		$(109,629)
Sale Contracts
British Pound Sterling	12/15/2005	$194,677	$192,690	$1,987
Euro Dollar	12/15/2005	368,839	361,433	7,406
		Net Gain on Sale Contracts		$9,393
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(100,236)

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

At September 30, 2005, there were no written options.

Swap Agreements

The Short-Term Bond, US Government Securities, and Core Bond Index Funds may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of net realized gain (loss). This change does not affect the calculation of Net Asset Value per share. The effect of this reclassification was to increase net investment income and reduce net realized gain by $180,971 for the year ended December 31, 2004.

At September 30, 2005, there were no open swap agreements.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is VIA’s responsibility to value collateral daily and to obtain

VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on September 30, 2005 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

Tax Basis Unrealized Appreciation (Depreciation)

At September 30, 2005, net unrealized appreciation (depreciation) on securities

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation (Depreciation)
Money Market	$138,034,737	$—	$—	$—
Short-Term Bond	525,022,568	—	5,894,830	(5,894,830)
US Government Securities	197,881,511	—	2,363,337	(2,363,337)
Asset Allocation	761,274,989	88,053,651	63,507,339	24,546,312
Equity Income	1,250,763,295	225,692,930	52,378,495	173,314,435
Growth & Income	959,408,010	162,799,893	28,147,343	134,652,550
Growth	2,874,892,558	276,975,865	83,475,366	193,500,499
Aggressive Opportunities	1,144,638,032	319,119,116	34,942,122	284,176,994
International	598,557,770	137,096,137	6,718,699	130,377,438
Core Bond Index	1,105,716,658	5,948,224	12,890,711	(6,942,487)
500 Stock Index	221,949,416	184,545,370	27,118,309	157,427,061
Broad Market Index	487,711,608	228,909,603	53,850,731	175,058,872
Mid/Small Company Index	142,695,394	63,940,811	15,530,206	48,410,605
Overseas Equity Index	61,017,001	25,493,861	2,129,470	23,364,391
Savings Oriented	273,165,208	11,638,229	4,138,547	7,499,682
Conservative Growth	491,046,864	14,751,570	6,206,216	8,545,354
Traditional Growth	1,043,473,053	46,301,310	9,108,978	37,192,332
Long-Term Growth	1,081,649,466	77,313,241	6,636,204	70,677,037
All-Equity Growth	234,880,095	38,445,275	—	38,445,275
Milestone Retirement Income	12,975,452	99,347	84,945	14,402
Milestone 2010	22,870,686	481,536	120,804	360,732
Milestone 2015	33,615,945	977,187	132,200	844,987
Milestone 2020	21,411,185	721,178	71,055	650,123
Milestone 2025	14,691,154	605,277	37,213	568,064
Milestone 2030	6,855,795	302,012	23,420	278,592
Milestone 2035	2,971,282	130,384	7,788	122,596
Milestone 2040	1,731,195	79,878	2,384	77,494

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen Joan McCallen, Principal Executive Officer

Date	November 28, 2005

By:	/s/ Gerard P. Maus Gerard P. Maus, Principal Financial Officer

Date	November 28, 2005